UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2018 (Unaudited)

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 89.4%

	Principal Amount		Value
Aerospace & Defense 1.0%
Bombardier, Inc. 8.75%, 12/1/2021(a)		$505,000	$561,181
7.50%, 3/15/2025(a)		890,000	924,488

			1,485,669

Airlines 1.5%
Avianca Holdings SA, 8.38%, 5/10/2020(a)		980,000	1,008,175
Latam Finance Ltd., 6.88%, 4/11/2024(a)		1,205,000	1,277,300

			2,285,475

Banks 1.7%
Banco do Brasil SA, 4.63%, 1/15/2025(a)		465,000	459,745
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27(b)(c)		590,000	617,288
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)		940,000	988,178
Standard Chartered plc, (USD Swap Semi 5 Year + 5.72%), 7.75%, 04/02/23(a)(b)(c)		425,000	467,500

			2,532,711

Building Products 0.1%
American Woodmark Corp., 4.88%, 3/15/2026(a)		165,000	165,000

Capital Markets 1.8%
Banco BTG Pactual SA, 5.50%, 1/31/2023(a)		400,000	398,000
Goldman Sachs Group, Inc. (The), Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/20(b)(c)		1,345,000	1,388,712
Goldman Sachs Group, Inc. (The), Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/22(b)(c)		935,000	916,880

			2,703,592

Chemicals 1.7%
Ingevity Corp., 4.50%, 2/1/2026(a)		460,000	461,150
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)		1,175,000	1,182,344
5.25%, 6/1/2027(a)		895,000	892,762

			2,536,256

Commercial Services & Supplies 1.6%
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)		1,435,000	1,587,469
Tervita Escrow Corp., 7.63%, 12/1/2021(a)		400,000	400,500
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)		325,000	330,687

			2,318,656

Communications Equipment 0.0%†
Avaya, Inc., 7.00%, 4/1/2019(d)(e)		2,135,000	2

Containers & Packaging 0.9%
Crown European Holdings SA, 2.88%, 2/1/2026(a)	EUR	1,095,000	1,356,207

Diversified Financial Services 0.6%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/2025(a)		$890,000	851,062

Diversified Telecommunication Services 4.2%
Frontier Communications Corp. 7.13%, 1/15/2023		900,000	609,750
11.00%, 9/15/2025		300,000	234,375
SFR Group SA, 7.38%, 5/1/2026(a)		1,715,000	1,689,275
Virgin Media Finance plc, Reg. S, 4.50%, 1/15/2025	EUR	400,000	520,607
Windstream Services LLC 8.75%, 12/15/2024(a)		$2,560,000	1,792,000
8.63%, 10/31/2025(a)		1,485,000	1,388,475

			6,234,482

Electric Utilities 4.0%
Drax Finco plc, 4.25%, 5/1/2022(a)	GBP	335,000	486,871
Genneia SA, 8.75%, 1/20/2022(a)		$1,020,000	1,113,840
Orazul Energy Egenor S en C por A, 5.63%, 4/28/2027(a)		410,000	404,362
Pampa Energia SA, 7.50%, 1/24/2027(a)		1,230,000	1,342,238
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		2,415,000	2,615,880

			5,963,191

Electronic Equipment, Instruments & Components 1.6%
Belden, Inc. 2.88%, 9/15/2025(a)	EUR	230,000	284,900
3.38%, 7/15/2027(a)		780,000	973,251
Itron, Inc., 5.00%, 1/15/2026(a)		$1,115,000	1,120,575

			2,378,726

Energy Equipment & Services 3.8%
Exterran Energy Solutions LP, 8.13%, 5/1/2025(a)		945,000	1,032,412
FTS International, Inc., 6.25%, 5/1/2022		540,000	545,400
Noble Holding International Ltd. 7.75%, 1/15/2024(f)		1,515,000	1,405,162
7.88%, 2/1/2026(a)		1,270,000	1,293,813
Precision Drilling Corp. 6.50%, 12/15/2021		140,000	142,800
7.13%, 1/15/2026(a)		425,000	442,000
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		740,000	745,550

			5,607,137

Equity Real Estate Investment Trusts (REITs) 1.6%
Equinix, Inc., 2.88%, 2/1/2026	EUR	1,070,000	1,321,816
VICI Properties 1 LLC, 8.00%, 10/15/2023		$940,000	1,055,150

			2,376,966

Food & Staples Retailing 0.6%
BI-LO LLC, 9.25%, 2/15/2019(a)		960,000	946,800

Food Products 4.5%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025(a)		625,000	637,500
JBS USA LUX SA, 5.75%, 6/15/2025(a)		1,385,000	1,371,441
MARB BondCo plc, 6.88%, 1/19/2025(a)		1,730,000	1,704,050
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		795,000	796,988
Post Holdings, Inc. 5.00%, 8/15/2026(a)		894,000	872,767
5.63%, 1/15/2028(a)		520,000	517,725
Simmons Foods, Inc., 5.75%, 11/1/2024(a)		870,000	852,600

			6,753,071

Health Care Providers & Services 4.1%
Molina Healthcare, Inc., 4.88%, 6/15/2025(a)		765,000	764,044
Quorum Health Corp., 11.63%, 4/15/2023(f)		1,365,000	1,405,950
Rede D’or Finance Sarl, 4.95%, 1/17/2028(a)		770,000	760,375
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023(a)		1,105,000	1,160,250
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)		735,000	708,356
Tenet Healthcare Corp., 4.63%, 7/15/2024(a)		903,000	887,198
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)		405,000	409,050

			6,095,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds (continued)

	Principal Amount		Value
Hotels Restaurants & Leisure 0.5%
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	625,000	$775,969

Hotels, Restaurants & Leisure 8.2%
1011778 BC ULC, 5.00%, 10/15/2025(a)		$1,110,000	1,111,388
Burger King France SAS, 6.00%, 5/1/2024(a)	EUR	740,000	987,653
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)		$1,300,000	1,290,393
Eldorado Resorts, Inc., 6.00%, 4/1/2025		1,180,000	1,231,625
Gamenet Group SpA, 6.00%, 8/15/2021(a)	EUR	620,000	792,803
Golden Nugget, Inc., 8.75%, 10/1/2025(a)		$1,365,000	1,457,137
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)		2,070,000	2,152,800
Intralot Capital Luxembourg SA, 5.25%, 9/15/2024(a)	EUR	440,000	553,111
Viking Cruises Ltd., 5.88%, 9/15/2027(a)		$1,205,000	1,206,506
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		1,340,000	1,333,300

			12,116,716

Household Durables 0.7%
Taylor Morrison Communities, Inc., 5.88%, 4/15/2023(a)		1,040,000	1,110,200

Independent Power and Renewable Electricity Producers 1.8%
Calpine Corp. 5.75%, 1/15/2025(f)		1,360,000	1,288,600
5.25%, 6/1/2026(a)		60,000	58,875
NRG Energy, Inc., 5.75%, 1/15/2028(a)		640,000	640,128
Talen Energy Supply LLC 9.50%, 7/15/2022(a)		665,000	695,257
10.50%, 1/15/2026(a)		15,000	15,113

			2,697,973

Insurance 2.0%
Ardonagh Midco 3 plc 8.38%, 7/15/2023(a)	GBP	170,000	246,971
8.63%, 7/15/2023(a)		$1,435,000	1,485,225
CNO Financial Group, Inc., 5.25%, 5/30/2025		1,140,000	1,171,350

			2,903,546

Internet Software & Services 0.8%
United Group BV, 4.88%, 7/1/2024(a)	EUR	895,000	1,146,323

Machinery 1.9%
Cloud Crane LLC, 10.13%, 8/1/2024(a)		$1,100,000	1,243,000
Platin 1426 GmbH, 5.38%, 6/15/2023(a)	EUR	685,000	851,993
Titan International, Inc., 6.50%, 11/30/2023(a)		$680,000	705,500

			2,800,493

Marine 0.9%
Topaz Marine SA, 9.13%, 7/26/2022(a)		1,345,000	1,413,931

Media 3.5%
CSC Holdings LLC, 5.38%, 2/1/2028(a)		460,000	458,850
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		1,095,000	1,070,362
UPC Holding BV, 3.88%, 6/15/2029(a)	EUR	920,000	1,079,404
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/2024(a)	GBP	1,095,000	1,591,387
Ziggo Secured Finance BV, 5.50%, 1/15/2027(a)		$950,000	942,875

			5,142,878

Metals & Mining 9.2%
AK Steel Corp. 6.38%, 10/15/2025		880,000	869,000
7.00%, 3/15/2027(f)		1,020,000	1,042,950
Aleris International, Inc., 9.50%, 4/1/2021(a)		1,765,000	1,868,341
Big River Steel LLC, 7.25%, 9/1/2025(a)		645,000	691,762
Cleveland-Cliffs, Inc., 5.75%, 3/1/2025(a)		1,540,000	1,507,275
Constellium NV 6.63%, 3/1/2025(a)		1,290,000	1,360,950
5.88%, 2/15/2026(a)		215,000	219,300
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)		1,140,000	1,221,282
FMG Resources August 2006 Pty. Ltd., 5.13%, 5/15/2024(a)		1,070,000	1,083,375
Gerdau Trade, Inc., 4.88%, 10/24/2027(a)		380,000	383,686
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/2022(a)		1,595,000	1,809,480
Petra Diamonds US Treasury plc, 7.25%, 5/1/2022(a)		430,000	437,525
Teck Resources Ltd., 5.20%, 3/1/2042		1,115,000	1,123,362

			13,618,288

Multiline Retail 0.6%
JC Penney Corp., Inc., 8.13%, 10/1/2019		538,000	562,210
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(a)		575,000	366,563

			928,773

Oil, Gas & Consumable Fuels 11.0%
American Midstream Partners LP, 8.50%, 12/15/2021(a)		1,435,000	1,478,050
Centennial Resource Production LLC, 5.38%, 1/15/2026(a)		450,000	456,187
Cheniere Energy Partners LP, 5.25%, 10/1/2025(a)		905,000	921,969
Covey Park Energy LLC, 7.50%, 5/15/2025(a)		910,000	960,050
Endeavor Energy Resources LP 5.50%, 1/30/2026(a)		220,000	222,750
5.75%, 1/30/2028(a)		650,000	661,375
Genesis Energy LP 6.50%, 10/1/2025		930,000	946,275
6.25%, 5/15/2026		315,000	314,212
Hess Infrastructure Partners LP, 5.63%, 2/15/2026(a)		650,000	659,750
PBF Holding Co. LLC, 7.25%, 6/15/2025		785,000	826,880
Petrobras Global Finance BV 8.75%, 5/23/2026		465,000	559,558
6.75%, 1/27/2041		500,000	507,500
SRC Energy, Inc., 6.25%, 12/1/2025(a)		910,000	937,300
Sunoco LP 4.88%, 1/15/2023(a)		245,000	249,537
5.88%, 3/15/2028(a)		275,000	280,844
Tapstone Energy LLC, 9.75%, 6/1/2022(a)		985,000	854,487
Targa Resources Partners LP, 5.13%, 2/1/2025		1,105,000	1,113,288
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)		210,000	207,900
5.00%, 1/31/2028(a)		905,000	892,556
Tullow Oil plc 6.00%, 11/1/2020(a)		880,000	888,800
6.25%, 4/15/2022(a)		1,395,000	1,429,875
Ultra Resources, Inc., 7.13%, 4/15/2025(a)		885,000	882,788

			16,251,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds (continued)

	Principal Amount		Value
Pharmaceuticals 2.5%
Horizon Pharma, Inc., 6.63%, 5/1/2023		$785,000	$790,888
Nidda BondCo GmbH, 5.00%, 9/30/2025(a)	EUR	300,000	370,814
Nidda Healthcare Holding GmbH, 3.50%, 9/30/2024(a)		490,000	613,074
Valeant Pharmaceuticals International, Inc. Reg. S, 4.50%, 5/15/2023		490,000	544,667
5.88%, 5/15/2023(a)		$1,025,000	926,036
9.00%, 12/15/2025(a)		460,000	472,507

			3,717,986

Real Estate Management & Development 1.0%
Greystar Real Estate Partners LLC, 5.75%, 12/1/2025(a)		555,000	570,263
Kennedy-Wilson, Inc., 5.88%, 4/1/2024		890,000	912,250

			1,482,513

Road & Rail 0.9%
Kenan Advantage Group, Inc. (The), 7.88%, 7/31/2023(a)		1,295,000	1,343,563

Specialty Retail 1.0%
L Brands, Inc., 5.25%, 2/1/2028		760,000	751,450
Rent-A-Center, Inc., 6.63%, 11/15/2020		795,000	755,250

			1,506,700

Textiles, Apparel & Luxury Goods 2.9%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)		2,405,000	2,020,200
PVH Corp., 3.13%, 12/15/2027(a)	EUR	1,470,000	1,838,310
Takko Luxembourg 2 SCA, 5.38%, 11/15/2023(a)		315,000	382,453

			4,240,963

Thrifts & Mortgage Finance 1.2%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)		$1,675,000	1,750,375

Trading Companies & Distributors 1.3%
H&E Equipment Services, Inc., 5.63%, 9/1/2025(a)		455,000	472,063
United Rentals North America, Inc. 4.63%, 10/15/2025		800,000	812,000
4.88%, 1/15/2028		615,000	614,231

			1,898,294

Wireless Telecommunication Services 2.2%
Matterhorn Telecom SA, 4.00%, 11/15/2027(a)	EUR	750,000	897,641
Sprint Corp., 7.63%, 2/15/2025(f)		$1,505,000	1,561,437
T-Mobile USA, Inc., 4.75%, 2/1/2028		385,000	386,444
Wind Tre SpA, 5.00%, 1/20/2026(a)		400,000	363,048

			3,208,570

Total Corporate Bonds (cost $129,416,181)			132,646,211

Common Stock 0.8%

	Shares		Value
Software 0.8%
Avaya Holdings Corp.*		60,025	1,253,322

Total Common Stock (cost $952,897)			1,253,322

Loan Participations 10.1%

	Principal Amount		Value
Auto Components 0.5%
Superior Industries International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.07%, 3/22/2024(c)		$661,579	673,157

Chemicals 1.5%
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 10.44%, 2/14/2025(c)		700,000	706,125
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.94%, 2/14/2024(c)		1,039,775	1,044,111
Vantage Specialty Chemicals, Inc. Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.65%, 10/28/2024(c)		500,000	505,000

			2,255,236

Commercial Services & Supplies 0.8%
Phoenix Services LLC, Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 1/30/2025(c)		368,000	366,160
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.57%, 10/3/2024(c)		787,719	796,093

			1,162,253

Consumer Services 0.6%
Intrawest, 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.25%), 4.82%, 7/31/2024(c)		885,904	892,548

Containers & Packaging 0.9%
Crown Americas LLC, Term Loan B, (ICE LIBOR USD 3 Month + 0.00%), 0.00%, 1/17/2025(c)		138,000	139,531
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.94%, 6/30/2022(c)		1,137,150	1,141,414

			1,280,945

Diversified Telecommunication Services 0.7%
SFR Group SA, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.52%, 7/31/2025(c)		1,161,225	1,113,324

Food Products 0.7%
JBS USA LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.10%, 10/30/2022(c)		1,037,163	1,029,124

Hotels, Restaurants & Leisure 0.4%
Arby’s Restaurant Group, Inc., Term Loan B, (ICE LIBOR USD 6 Month + 0.00%), 4.75%, 1/17/2025(c)		270,000	273,545
SMG Holdings, Inc., Term Loan, (ICE LIBOR USD 6 Month + 3.25%), 4.89%, 1/5/2025(c)		250,000	252,813

			526,358

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc., Term Loan C, (ICE LIBOR USD 1 Month + 2.75%), 4.31%, 2/7/2024(c)		453,786	458,120

Media 0.7%
Sinclair Television Group, Inc., Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 12/12/2024(c)		1,025,000	1,033,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

Loan Participations (continued)

	Principal Amount	Value
Metals & Mining 0.4%
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.69%, 8/15/2023(c)	$618,450	$632,365

Multiline Retail 0.7%
JC Penny Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 5.73%, 6/23/2023(c)	288,750	278,043
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.81%, 10/25/2020(c)	887,688	760,776

		1,038,819

Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 6 Month + 7.50%), 8.95%, 8/23/2021(c)	725,000	775,301
MEG Energy Corp., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023(c)	183,613	184,163

		959,464

Personal Products 0.6%
Alphabet Holding Co., Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 9/26/2024(c)	927,675	916,775

Road & Rail 0.3%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.56%, 11/21/2024(c)	408,975	413,065

Specialty Retail 0.4%
Camping World Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.56%, 11/8/2023(c)	588,514	593,298

Total Loan Participation (cost $14,813,508)		14,978,389

Short-Term Investment 0.3%

	Shares	Value
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(g)(h)	383,509	383,509

Total Short-Term Investment (cost $383,509)		383,509

Repurchase Agreement 4.3%

	Principal Amount	Value
Royal Bank of Canada 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $6,372,861, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $6,500,091.(h)	$6,372,631	6,372,631

Total Repurchase Agreement (cost $6,372,631)		6,372,631

Total Investments (cost $151,938,726) — 104.9%		155,634,062
Liabilities in excess of other assets — (4.9)%		(7,260,213)

NET ASSETS — 100.0%		$148,373,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $103,796,892 which represents 69.96% of net assets.
(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(d)	Fair valued security.
(e)	Illiquid security (unaudited).
(f)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $6,482,760, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $383,509 and $6,372,631, respectively, a total value of $6,756,140.
(g)	Represents 7-day effective yield as of January 31, 2018.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $6,756,140.
†	Amount rounds to less than 0.1%.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S—Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Currency:

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	14,656,327	EUR	11,820,000	Bank of America NA	2/28/2018	(41,308)
USD	2,266,400	GBP	1,610,000	Bank of America NA	2/28/2018	(21,605)

Net unrealized depreciation						(62,913)

Currency:

EUR	-	Euro
GBP	-	British Pound
USD	-	Unites States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$1,253,322	$—	$—	$1,253,322
Corporate Bonds	—	132,646,211	—	132,646,211
Loan Participations	—	14,978,389	—	14,978,389
Repurchase Agreement	—	6,372,631	—	6,372,631
Short-Term Investment	383,509	—	—	383,509

Total Assets	$1,636,831	$153,997,231	$—	$155,634,062

Liabilities:
Forward Foreign Currency Contracts	$—	$(62,913)	$—	$(62,913)

Total Liabilities	$—	$(62,913)	$—	$(62,913)

Total	$1,636,831	$153,934,318	$—	$155,571,149

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Global High Yield Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(62,913)

Total		$(62,913)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 11.7%

	Principal Amount	Value
Airlines 0.2%
Air Canada Pass-Through Trust , Series 2013-1, Class B, 5.38%, 5/15/2021(a)	$72,733	$76,097

Automobiles 3.3%
CPS Auto Receivables Trust , Series 2018-A, Class D, 3.66%, 12/15/2023(a)	170,000	170,077
Drive Auto Receivables Trust , Series 2017-1, Class D, 3.84%, 3/15/2023	190,000	192,767
First Investors Auto Owner Trust , Series 2017-2A, Class E, 5.48%, 10/15/2024(a)	350,000	359,161
Westlake Automobile Receivables Trust , Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	315,000	315,660

		1,037,665

Other 8.2%
Colony American Homes , Series 2014-2A, Class E, 4.76%, 7/17/2031(a)(b)	194,849	195,782
Invitation Homes Trust Series 2015-SFR2, Class E, 4.71%, 6/17/2032(a)(b)	465,000	468,639
Series 2015-SFR2, Class F, 5.26%, 6/17/2032(a)(b)	100,000	101,088
Series 2018-SFR1, Class E, 0.00%, 3/17/2037(a)(b)	465,000	467,857
Progress Residential Trust Series 2017-SFR1, Class E, 4.26%, 8/17/2034(a)	110,000	110,175
Series 2017-SFR1, Class F, 5.35%, 8/17/2034(a)	600,000	612,376
Tricon American Homes Trust Series 2016-SFR1, Class F, 5.77%, 11/17/2033(a)	240,000	247,491
Series 2017-SFR2, Class D, 3.67%, 1/17/2036(a)	150,000	147,867
Series 2017-SFR2, Class E, 4.22%, 1/17/2036(a)	125,000	124,391
Series 2017-SFR2, Class F, 5.10%, 1/17/2036(a)	140,000	139,801

		2,615,467

Total Asset-Backed Securities (cost $3,684,017)		3,729,229

Collateralized Mortgage Obligations 15.3%

	Principal Amount	Value
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.37%, 1/25/2047(a)(b)	470,000	481,811
Bellemeade Re Ltd., Series 2017-1, Class M2, 4.91%, 10/25/2027(a)(b)	525,000	531,204
COLT Mortgage Loan Trust, Series 2017-2, Class B1, 4.56%, 10/25/2047(a)(b)	365,000	364,912
FHLMC REMICS, Series 4395, Class TI, IO, 4.00%, 5/15/2026	256,741	24,511
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class B, 12.31%, 3/25/2025(b)	410,519	566,273
Series 2015-HQA1, Class B, 10.36%, 3/25/2028(b)	568,759	725,123
Series 2017-HQA2, Class B1, 6.31%, 12/25/2029(b)	330,000	360,067
FNMA REMICS Series 2004-31, Class SG, IO, 5.54%, 8/25/2033(b)(c)	92,696	1,376
Series 2009-31, Class PI, IO, 5.00%, 11/25/2038	246,516	39,878
FNMA Series 2016-C04, Class 1B, 11.81%, 1/25/2029(b)	199,926	280,084
Series 2017-C04, Class 2B1, 6.61%, 11/25/2029(b)	400,000	446,292
Series 2017-C05, Class 1B1, 5.16%, 1/25/2030(b)	490,000	506,247
GNMA REMICS Series 2011-167, Class IO, IO, 5.00%, 12/16/2020	82,286	2,515
Series 2013-84, Class SC, IO, 5.04%, 3/16/2040(b)	192,273	26,284
Series 2011-135, Class QI, IO, 4.50%, 6/16/2041	229,389	36,953
Series 2012-140, Class IC, IO, 3.50%, 11/20/2042	259,329	51,783
Series 2016-5, Class CS, IO, 4.59%, 1/20/2046(b)	367,197	63,375
Series 2016-20, Class SB, IO, 4.54%, 2/20/2046(b)	749,297	123,663
Series 2016-81, Class IO, IO, 4.00%, 6/20/2046	224,176	43,395
Series 2016-88, Class SM, IO, 4.54%, 7/20/2046(b)	343,784	63,911
Series 2016-108, Class QI, IO, 4.00%, 8/20/2046	145,176	33,294
Series 2016-118, Class DS, IO, 4.54%, 9/20/2046(b)	344,330	67,889
Series 2016-145, Class UI, IO, 3.50%, 10/20/2046	243,150	49,203

Total Collateralized Mortgage Obligations (cost $4,453,386)		4,890,043

Commercial Mortgage-Backed Securities 1.1%

	Principal Amount	Value
CSAIL Commercial Mortgage Trust , Series 2015-C4, Class D 3.58%, 11/15/2048(b)	250,000	226,405
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS5, Class D 4.88%, 1/15/2059(b)	125,000	121,187

Total Commercial Mortgage-Backed Securities (cost $294,773)		347,592

Corporate Bonds 52.2%

	Principal Amount	Value
Airlines 0.7%
Latam Finance Ltd., 6.88%, 4/11/2024(a)	225,000	238,500

Banks 3.6%
HSBC Holdings plc, (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27(d)(e)	265,000	277,256
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)	300,000	315,376
Royal Bank of Scotland Group plc, 4.80%, 4/5/2026	280,000	296,046
UniCredit SpA, (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(e)	260,000	277,090

		1,165,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Corporate Bonds (continued)

	Principal Amount		Value
Building Products 0.1%
American Woodmark Corp., 4.88%, 3/15/2026(a)		$35,000	$35,000

Capital Markets 0.7%
E*TRADE Financial Corp., Series B, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 3/15/2023(d)(e)		220,000	219,175

Chemicals 0.9%
Ingevity Corp., 4.50%, 2/1/2026(a)		100,000	100,250
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)		180,000	179,550

			279,800

Commercial Services & Supplies 0.2%
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)		70,000	71,225

Containers & Packaging 0.9%
Crown European Holdings SA, 2.88%, 2/1/2026(a)	EUR	230,000	284,865

Diversified Telecommunication Services 3.8%
Frontier Communications Corp., 7.13%, 1/15/2023		$250,000	169,375
SFR Group SA, 7.38%, 5/1/2026(a)		255,000	251,175
Verizon Communications, Inc., 2.88%, 1/15/2038	EUR	385,000	490,295
Windstream Services LLC, 8.63%, 10/31/2025(a)		$310,000	289,850

			1,200,695

Electric Utilities 4.3%
Drax Finco plc, 4.25%, 5/1/2022(a)	GBP	100,000	145,335
Genneia SA, 8.75%, 1/20/2022 (a)		$230,000	251,160
NextEra Energy Operating Partners LP, 4.50%, 9/15/2027(a)		50,000	49,312
Pampa Energia SA, 7.50%, 1/24/2027(a)		295,000	321,919
Stoneway Capital Corp., 10.00%, 3/1/2027(a)		560,000	606,581

			1,374,307

Electronic Equipment, Instruments & Components 0.7%
Itron, Inc., 5.00%, 1/15/2026(a)		235,000	236,175

Energy Equipment & Services 4.1%
Exterran Energy Solutions LP, 8.13%, 5/1/2025(a)		180,000	196,650
FTS International, Inc., 6.25%, 5/1/2022		115,000	116,150
Noble Holding International Ltd. 7.75%, 1/15/2024(f)		205,000	190,137
7.88%, 2/1/2026(a)		270,000	275,063
Precision Drilling Corp., 7.13%, 1/15/2026 (a)		90,000	93,600
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)		430,000	433,225

			1,304,825

Equity Real Estate Investment Trusts (REITs) 1.2%
Equinix, Inc., 2.88%, 2/1/2026	EUR	300,000	370,603

Food & Staples Retailing 1.2%
BI-LO LLC, 9.25%, 2/15/2019(a)		$250,000	246,563
Fresh Market, Inc. (The), 9.75%, 5/1/2023(a)		195,000	136,012

			382,575

Food Products 2.8%
Clearwater Seafoods, Inc., 6.88%, 5/1/2025(a)		145,000	147,900
MARB BondCo plc, 6.88%, 1/19/2025(a)		365,000	359,525
Pilgrim’s Pride Corp., 5.88%, 9/30/2027(a)		110,000	110,275
Post Holdings, Inc. 5.00%, 8/15/2026(a)		180,000	175,725
5.63%, 1/15/2028(a)		115,000	114,497

			907,922

Hotels Restaurants & Leisure 0.5%
Scientific Games International, Inc., 3.38%, 2/15/2026(a)	EUR	135,000	167,609

Hotels, Restaurants & Leisure 3.5%
1011778 BC ULC, 5.00%, 10/15/2025(a)		$230,000	230,287
Burger King France SAS, 6.00%, 5/1/2024(a)	EUR	250,000	333,667
Viking Cruises Ltd., 5.88%, 9/15/2027(a)		$260,000	260,325
VOC Escrow Ltd., 5.00%, 2/15/2028(a)		290,000	288,550

			1,112,829

Independent Power and Renewable Electricity Producers 2.0%
Calpine Corp., 5.75%, 1/15/2025(f)		220,000	208,450
NRG Energy, Inc., 5.75%, 1/15/2028(a)		135,000	135,027
Talen Energy Supply LLC, 10.50%, 1/15/2026(a)		305,000	307,288

			650,765

Insurance 1.2%
CNO Financial Group, Inc., 5.25%, 5/30/2025		360,000	369,900

Internet Software & Services 1.1%
United Group BV, 4.88%, 7/1/2024(a)	EUR	280,000	358,626

Machinery 0.5%
Titan International, Inc., 6.50%, 11/30/2023(a)		$140,000	145,250

Marine 0.7%
Topaz Marine SA, 9.13%, 7/26/2022(a)		220,000	231,275

Media 0.5%
Salem Media Group, Inc., 6.75%, 6/1/2024(a)		170,000	166,175

Metals & Mining 3.4%
AK Steel Corp., 6.38%, 10/15/2025		100,000	98,750
Aleris International, Inc., 9.50%, 4/1/2021(a)		220,000	232,881
Big River Steel LLC, 7.25%, 9/1/2025(a)		105,000	112,613
Constellium NV, 5.88%, 2/15/2026(a)		220,000	224,400
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)		200,000	214,260
Gerdau Trade, Inc., 4.88%, 10/24/2027(a)		200,000	201,940

			1,084,844

Multiline Retail 1.0%
JC Penney Corp., Inc., 5.65%, 6/1/2020		155,000	152,675
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021(a)		250,000	159,375

			312,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Corporate Bonds (continued)

	Principal Amount		Value
Oil, Gas & Consumable Fuels 5.4%
Andeavor Logistics LP, 4.25%, 12/1/2027		$55,000	$55,317
Cheniere Energy Partners LP, 5.25%, 10/1/2025(a)		185,000	188,469
Endeavor Energy Resources LP 5.50%, 1/30/2026(a)		30,000	30,375
5.75%, 1/30/2028(a)		120,000	122,100
Genesis Energy LP 6.50%, 10/1/2025		280,000	284,900
6.25%, 5/15/2026		65,000	64,837
Hess Infrastructure Partners LP, 5.63%, 2/15/2026(a)		135,000	137,025
PBF Holding Co. LLC, 7.25%, 6/15/2025		155,000	163,269
Petrobras Global Finance BV, 6.00%, 1/27/2028(a)		256,000	258,138
Petroleos Mexicanos, 6.75%, 9/21/2047		150,000	156,750
Sunoco LP 4.88%, 1/15/2023(a)		50,000	50,926
5.88%, 3/15/2028(a)		60,000	61,275
Tapstone Energy LLC, 9.75%, 6/1/2022(a)		190,000	164,825

			1,738,206

Real Estate Management & Development 0.8%
American Homes 4 Rent LP, 4.25%, 2/15/2028		255,000	253,577

Specialty Retail 1.3%
L Brands, Inc., 5.25%, 2/1/2028		255,000	252,131
Rent-A-Center, Inc., 6.63%, 11/15/2020		155,000	147,250

			399,381

Technology Hardware, Storage & Peripherals 0.2%
Seagate HDD Cayman, 4.88%, 3/1/2024(a)		60,000	60,842

Textiles, Apparel & Luxury Goods 2.2%
Grupo Kaltex SA de CV, 8.88%, 4/11/2022(a)		480,000	403,200
PVH Corp., 3.13%, 12/15/2027(a)	EUR	245,000	306,385

			709,585

Thrifts & Mortgage Finance 1.1%
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)		$345,000	360,525

Trading Companies & Distributors 0.4%
United Rentals North America, Inc., 4.88%, 1/15/2028		125,000	124,844

Water Utilities 1.0%
Aegea Finance Sarl, 5.75%, 10/10/2024(a)		300,000	304,500

Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/2028		65,000	65,244

Total Corporate Bonds (cost $16,445,050)			16,687,462

Foreign Government Securities 5.3%

	Principal Amount		Value
ARGENTINA 1.6%
Provincia de Buenos Aires, 5.38%, 1/20/2023(a)	EUR	400,000	525,213

BRAZIL 0.8%
Federative Republic of Brazil, 5.63%, 2/21/2047		$255,000	255,637

CHILE 1.1%
Republic of Chile, 3.24%, 2/6/2028		340,000	338,470

OMAN 1.8%
Oman Government Bond, 4.13%, 1/17/2023(a)		575,000	567,215

Total Foreign Government Securities (cost $1,612,392)			1,686,535

Common Stock 0.4%

	Shares		Value
Software 0.4%
Avaya Holdings Corp.*		6,522	136,179

Total Common Stock (cost $103,537)			136,179

Loan Participations 12.8%

	Principal Amount		Value
Auto Components 0.4%
Superior Industries International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.07%, 3/22/2024(e)		$134,306	136,656

Chemicals 2.2%
Diversey, Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.65%, 9/6/2024(e)		400,000	398,000
New Arclin US Holding Corp., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 8.75%), 10.44%, 2/14/2025(e)		125,000	126,094
New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.94%, 2/14/2024(e)		189,050	189,838

			713,932

Commercial Services & Supplies 0.5%
West Corp., Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.57%, 10/3/2024(e)		162,976	164,709

Consumer Services 0.6%
Intrawest, 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.25%), 4.82%, 7/31/2024(e)		182,723	184,093

Containers & Packaging 1.4%
Kloeckner Pentaplast, Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.94%, 6/30/2022(e)		458,850	460,571

Diversified Telecommunication Services 2.4%
SFR Group SA, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.52%, 7/31/2025(e)		446,625	428,202
Windstream Corp., Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.56%, 3/29/2021(e)		353,862	333,808

			762,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Loan Participations (continued)

	Principal Amount	Value
Food Products 0.6%
JBS USA LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 4.10%, 10/30/2022(e)	$188,575	$187,113

Media 1.2%
Sinclair Television Group, Inc., Term Loan, (ICE LIBOR USD 6 Month + 0.00%), 0.00%, 12/12/2024(e)	375,000	378,124

Metals & Mining 0.4%
Big River Steel LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.69%, 8/15/2023(e)	124,688	127,493

Multiline Retail 1.3%
JC Penny Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 5.73%, 6/23/2023(e)	192,500	185,362
Neiman Marcus Group, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.81%, 10/25/2020(e)	249,351	213,701

		399,063

Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp., Term Loan, (ICE LIBOR USD 6 Month + 7.50%), 8.95%, 8/23/2021(e)	115,000	122,979

Personal Products 0.6%
Alphabet Holding Company, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 9/26/2024(e)	189,525	187,298

Road & Rail 0.4%
PODS, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.56%, 11/21/2024(e)	134,663	136,009

Specialty Retail 0.4%
Camping World Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.56%, 11/8/2023(e)	124,685	125,699

Total Loan Participation (cost $4,085,495)		4,085,749

Short-Term Investments 3.9%

	Shares	Value
Money Market Funds 3.4%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(g)(h)	21,927	21,927
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.51%(g)	1,055,450	1,055,766

		1,077,693

	Principal Amount	Value
U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 0.00%, 2/15/2018(i)(j)	$160,000	159,926

Total Short-Term Investment (cost $1,237,658)		1,237,619

Repurchase Agreement 1.1%

	Principal Amount	Value
Royal Bank of Canada 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $364,360, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $371,635.(k)	364,347	364,347

Total Repurchase Agreement (cost $364,347)		364,347

Total Investments (cost $32,280,655) — 103.8%		33,164,755
Liabilities in excess of other assets — (3.8)%		(1,208,666)

NET ASSETS — 100.0%		$31,956,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $17,999,738 which represents 56.33% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(c)	Illiquid security (unaudited).
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(f)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $376,855 which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $21,927 and $364,347, respectively, a total value of $386,274.
(g)	Represents 7-day effective yield as of January 31, 2018.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $386,274.
(i)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

EUR	Euro
GBP	British Pound
USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 20181:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread[2]	Notional Amount[3]		Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX Emerging Markets Index Series 27	1.00%	Quarterly	6/20/2022	1.02%	USD	3,250,000	117,836	(118,683)	(847)
Markit CDX North America High Yield Index Series 29	5.00	Quarterly	12/20/2022	3.01	USD	2,500,000	(185,124)	(38,526)	(223,650)
Markit CDX North America Investment Grade Index Series 29	1.00	Quarterly	12/20/2022	0.47	USD	8,000,000	(156,693)	(45,601)	(202,294)

							(223,981)	(202,810)	(426,791)

CDX	Credit Default Swap Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Currency:

USD	United States Dollar

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Forward foreign currency contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	99,694	EUR	80,000	Bank of America NA	2/28/2018	218

Total unrealized appreciation						218

USD	2,622,515	EUR	2,115,000	Bank of America NA	2/28/2018	(7,391)
USD	146,401	GBP	104,000	Bank of America NA	2/28/2018	(1,396)

Total unrealized depreciation						(8,787)

Net unrealized depreciation						(8,569)

Currency:

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	64	3/2018	USD	7,781,000	(203,462)
U.S. Treasury Ultra Bond	3	3/2018	USD	485,813	(14,562)

					(218,024)

Short Contracts
Euro-Bund	(22)	3/2018	EUR	(4,338,025)	99,963
U.S. Treasury 10 Year Ultra Note	(3)	3/2018	USD	(390,609)	649
U.S. Treasury 5 Year Note	(122)	3/2018	USD	(13,994,735)	248,438
U.S. Treasury Long Bond	(2)	3/2018	USD	(295,625)	8,685
USD 10 Year Interest Rate Swap	(21)	3/2018	USD	(1,998,938)	70,002
USD 5 Year Interest Rate Swap	(27)	3/2018	USD	(2,617,734)	47,183

					474,920

					256,896

Currency:

EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,729,229	$—	$3,729,229
Collateralized Mortgage Obligations	—	4,890,043	—	4,890,043
Commercial Mortgage-Backed Securities	—	347,592	—	347,592
Common Stock	136,179	—	—	136,179
Corporate Bonds	—	16,687,461	—	16,687,461
Foreign Government Securities	—	1,686,536	—	1,686,536
Forward Foreign Currency Contracts	—	218	—	218
Futures Contracts	474,920	—	—	474,920
Loan Participations	—	4,085,749	—	4,085,749
Repurchase Agreement	—	364,347	—	364,347
Short-Term Investments	$1,077,693	$159,926	$—	$1,237,619

Total Assets	$1,688,792	$31,951,101	$—	$33,639,893

Liabilities:
Swap Contracts*	$—	$(202,810)	$—	$(202,810)
Forward Foreign Currency Contracts	—	(8,787)	—	(8,787)
Futures Contracts	(218,024)	—	—	(218,024)

Total Liabilities	$(218,024)	$(211,597)	$—	$(429,621)

Total	$1,470,768	$31,739,504	$—	$33,210,272

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2018. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Receivable Payable for variation margin on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2018 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to/hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Amundi Strategic Income Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$218
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	474,920

Total		$475,138

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$(202,810)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(8,787)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(218,024)

Total		$(429,621)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 90.2%

	Shares	Value
Aerospace & Defense 0.5%
Vectrus, Inc.*	14,500	$440,800

Air Freight & Logistics 0.3%
Park-Ohio Holdings Corp.	6,100	254,065

Auto Components 1.9%
Tower International, Inc.	57,200	1,727,440

Banks 10.1%
Central Pacific Financial Corp.	10,700	316,399
Central Valley Community Bancorp	18,110	351,153
Financial Institutions, Inc.	72,000	2,242,800
First Financial Corp.	49,750	2,303,425
Independent Bank Corp.	30,500	703,025
Peapack Gladstone Financial Corp.	19,000	674,880
Peoples Bancorp, Inc.	18,800	669,468
Republic Bancorp, Inc., Class A	10,200	393,108
Sandy Spring Bancorp, Inc.	14,500	548,390
Shore Bancshares, Inc.	26,200	477,364
Sierra Bancorp	14,400	394,272
TriCo Bancshares	9,300	343,914

		9,418,198

Beverages 0.5%
Cott Corp.	29,600	493,136

Building Products 0.6%
Masonite International Corp.*	1,300	90,675
NCI Building Systems, Inc.*	25,200	464,940

		555,615

Capital Markets 1.7%
BGC Partners, Inc., Class A	42,600	609,606
Oaktree Specialty Lending Corp.	136,600	674,804
Silvercrest Asset Management Group, Inc., Class A	20,081	301,215

		1,585,625

Chemicals 2.2%
AgroFresh Solutions, Inc.*	27,500	207,350
Cabot Corp.	8,500	574,940
Innophos Holdings, Inc.	18,200	842,114
Kraton Corp.*	7,600	381,976

		2,006,380

Commercial Services & Supplies 2.9%
ACCO Brands Corp.*	72,000	853,200
Heritage-Crystal Clean, Inc.*	7,500	163,125
Herman Miller, Inc.	8,800	356,400
Quad/Graphics, Inc.	59,000	1,305,080

		2,677,805

Communications Equipment 0.1%
ARRIS International plc*	3,500	88,550

Consumer Finance 2.5%
Consumer Portfolio Services, Inc.*	39,600	177,408
Navient Corp.	101,300	1,443,525
OneMain Holdings, Inc.*	2,900	94,859
Regional Management Corp.*	22,800	646,608

		2,362,400

Diversified Consumer Services 2.4%
American Public Education, Inc.*	25,600	650,240
Graham Holdings Co., Class B	2,300	1,367,235
Liberty Tax, Inc., Class A	16,700	172,010

		2,189,485

Electric Utilities 2.3%
PNM Resources, Inc.	35,200	1,341,120
Portland General Electric Co.	18,200	770,770

		2,111,890

Electrical Equipment 0.4%
Atkore International Group, Inc.*	15,100	353,038

Electronic Equipment, Instruments & Components 3.8%
Anixter International, Inc.*	19,100	1,598,670
AVX Corp.	5,500	98,670
Benchmark Electronics, Inc.*	26,900	778,755
Sanmina Corp.*	15,700	410,555
Vishay Precision Group, Inc.*	22,700	621,980

		3,508,630

Energy Equipment & Services 3.2%
Archrock, Inc.	133,300	1,239,690
Helix Energy Solutions Group, Inc.*	12,600	94,878
Matrix Service Co.*	9,000	161,100
Patterson-UTI Energy, Inc.	6,000	141,720
Profire Energy, Inc.*	77,700	177,933
TETRA Technologies, Inc.*	227,200	872,448
Unit Corp.*	13,100	317,413

		3,005,182

Equity Real Estate Investment Trusts (REITs) 5.6%
American Assets Trust, Inc.	29,000	1,022,540
Brandywine Realty Trust	26,800	480,792
Corporate Office Properties Trust	60,400	1,648,920
Cousins Properties, Inc.	132,200	1,189,800
DCT Industrial Trust, Inc.	7,100	420,249
Washington REIT	16,100	461,426

		5,223,727

Food & Staples Retailing 0.3%
Ingles Markets, Inc., Class A	9,300	312,480

Food Products 0.9%
Nomad Foods Ltd.*	50,500	860,520

Health Care Equipment & Supplies 2.1%
AngioDynamics, Inc.*	16,100	280,301
FONAR Corp.*	39,956	980,920
Utah Medical Products, Inc.	7,230	651,423

		1,912,644

Health Care Providers & Services 1.7%
Kindred Healthcare, Inc.	70,000	644,000
Magellan Health, Inc.*	9,100	906,360

		1,550,360

Hotels, Restaurants & Leisure 1.1%
Century Casinos, Inc.*	35,100	321,165
Del Frisco’s Restaurant Group, Inc.*	26,300	460,250
Speedway Motorsports, Inc.	11,300	234,475

		1,015,890

Household Durables 2.0%
CSS Industries, Inc.	23,500	614,760
Lifetime Brands, Inc.	14,800	258,260
Taylor Morrison Home Corp., Class A*	25,300	643,379
ZAGG, Inc.*	19,400	323,980

		1,840,379

Insurance 3.1%
Assured Guaranty Ltd.	21,700	772,303
Baldwin & Lyons, Inc., Class B	9,200	211,600
Donegal Group, Inc., Class A	2,900	50,895
Employers Holdings, Inc.	13,200	559,680
Infinity Property & Casualty Corp.	5,300	536,625
Stewart Information Services Corp.	15,900	707,709

		2,838,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks (continued)

	Shares	Value
Internet Software & Services 0.6%
QuinStreet, Inc.*	62,321	$581,455

IT Services 0.8%
ManTech International Corp., Class A	13,800	718,566

Life Sciences Tools & Services 0.3%
Medpace Holdings, Inc.*	9,000	330,570

Machinery 6.3%
Hardinge, Inc.	36,900	695,934
Hillenbrand, Inc.	51,900	2,299,170
Hurco Cos., Inc.	13,250	598,237
ITT, Inc.	11,350	635,600
Milacron Holdings Corp.*	38,200	724,654
Miller Industries, Inc.	16,400	427,220
Mueller Industries, Inc.	15,300	506,277

		5,887,092

Media 0.3%
Gray Television, Inc.*	19,400	317,190

Metals & Mining 2.2%
Commercial Metals Co.	14,100	338,964
Schnitzer Steel Industries, Inc., Class A	49,700	1,699,740

		2,038,704

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Invesco Mortgage Capital, Inc.	44,100	716,184

Multi-Utilities 0.8%
NorthWestern Corp.	13,900	755,326

Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum Corp.*	172,500	412,275
Bill Barrett Corp.*	20,500	105,165
PBF Energy, Inc., Class A	16,700	539,911
SilverBow Resources, Inc.*	19,900	610,930
StealthGas, Inc.*	44,100	191,835

		1,860,116

Paper & Forest Products 3.3%
Domtar Corp.	5,400	277,344
Mercer International, Inc.	161,600	2,375,520
Schweitzer-Mauduit International, Inc.	9,800	443,744

		3,096,608

Personal Products 0.4%
Natural Alternatives International, Inc.*	34,100	380,215

Pharmaceuticals 0.5%
Juniper Pharmaceuticals, Inc. *	55,000	434,500

Professional Services 2.4%
CRA International, Inc.	32,800	1,522,904
Heidrick & Struggles International, Inc.	23,500	620,400
Navigant Consulting, Inc.*	4,200	86,184

		2,229,488

Road & Rail 1.2%
ArcBest Corp.	24,400	867,420
USA Truck, Inc.*	10,500	211,680

		1,079,100

Semiconductors & Semiconductor Equipment 2.7%
Amtech Systems, Inc.*	23,000	230,690
Cohu, Inc.	10,000	227,700
inTEST Corp.*	30,900	273,465
Kulicke & Soffa Industries, Inc.*	39,200	901,992
Rudolph Technologies, Inc.*	35,000	917,000

		2,550,847

Software 2.1%
Progress Software Corp.	39,700	1,978,251

Textiles, Apparel & Luxury Goods 1.4%
Lakeland Industries, Inc.*	47,800	673,980
Rocky Brands, Inc.	34,700	596,840

		1,270,820

Thrifts & Mortgage Finance 6.1%
Charter Financial Corp.	8,900	171,147
First Defiance Financial Corp.	34,900	1,939,044
MGIC Investment Corp.*	86,000	1,274,520
Radian Group, Inc.	21,000	463,470
Territorial Bancorp, Inc.	41,000	1,241,480
Timberland Bancorp, Inc.	3,200	89,280
United Financial Bancorp, Inc.	29,600	496,096

		5,675,037

Trading Companies & Distributors 3.8%
Applied Industrial Technologies, Inc.	17,200	1,268,500
CAI International, Inc.*	32,000	904,320
GMS, Inc.*	9,200	315,376
Titan Machinery, Inc.*	28,400	610,316
WESCO International, Inc.*	5,800	395,270

		3,493,782

Total Common Stocks (cost $73,070,126)		83,726,902

Exchange Traded Funds 7.3%

	Shares	Value
Equity Funds 7.3%
Guggenheim S&P Smallcap 600 Pure Value ETF	28,300	2,064,485
iShares Russell 2000 Value ETF	18,100	2,303,949
Vanguard Small-Cap Value ETF	18,100	2,449,654

Total Exchange Traded Funds (cost $4,908,081)		6,818,088

Total Investments (cost $77,978,207) — 97.5%		90,544,990
Other assets in excess of liabilities — 2.5%		2,280,012

NET ASSETS — 100.0%		$92,825,002

*	Denotes a non-income producing security.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Cognitive Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 96.0%

	Shares	Value
ARGENTINA 3.0%
Banks 1.2%
Banco Macro SA, ADR	20,000	$2,170,800

Food Products 0.7%
Adecoagro SA*	130,000	1,259,700

Internet Software & Services 1.1%
MercadoLibre, Inc.	5,000	1,935,500

		5,366,000

BRAZIL 8.4%
Banks 2.9%
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	250,000	1,310,421
Banco Santander Brasil SA, ADR	200,000	2,251,999
Itau Unibanco Holding SA, ADR	35,000	574,000
Itau Unibanco Holding SA (Preference)	65,000	1,066,196

		5,202,616

Diversified Consumer Services 0.6%
Estacio Participacoes SA	100,000	1,100,126

Food Products 0.9%
JBS SA	500,000	1,577,213

Health Care Providers & Services 0.5%
Qualicorp SA	90,000	864,124

Independent Power and Renewable Electricity Producers 0.8%
Engie Brasil Energia SA	120,000	1,353,672

Metals & Mining 1.0%
Vale SA, ADR*	80,000	1,047,200
Vale SA*	50,000	650,502

		1,697,702

Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA, ADR*	150,000	2,004,000

Transportation Infrastructure 0.6%
EcoRodovias Infraestrutura e Logistica SA	300,000	1,072,505

		14,871,958

CHINA 24.7%
Automobiles 1.8%
Geely Automobile Holdings Ltd.	1,000,000	3,207,174

Banks 6.2%
Agricultural Bank of China Ltd., Class H	5,000,000	3,069,769
China Construction Bank Corp., Class H	3,500,000	4,038,998
China Merchants Bank Co. Ltd., Class H	250,000	1,229,769
Industrial & Commercial Bank of China Ltd., Class H	3,000,000	2,832,078

		11,170,614

Communications Equipment 1.0%
BYD Electronic International Co. Ltd.	700,000	1,726,011

Diversified Telecommunication Services 0.7%
China Communications Services Corp. Ltd., Class H	2,000,000	1,269,030

Insurance 1.0%
Ping An Insurance Group Co. of China Ltd., Class H	150,000	1,784,760

Internet Software & Services 7.0%
Alibaba Group Holding Ltd., ADR*	13,000	2,655,770
SINA Corp.*	25,000	2,931,250
Tencent Holdings Ltd.	120,000	7,105,433

		12,692,453

Machinery 1.6%
Weichai Power Co. Ltd., Class H	2,200,000	2,756,237

Oil, Gas & Consumable Fuels 1.8%
China Shenhua Energy Co. Ltd., Class H	1,000,000	3,110,695

Real Estate Management & Development 2.6%
Agile Group Holdings Ltd.	1,000,000	1,801,741
Country Garden Holdings Co. Ltd.	700,000	1,500,728
Sino-Ocean Group Holding Ltd.	1,500,000	1,237,785

		4,540,254

Specialty Retail 0.7%
Zhongsheng Group Holdings Ltd.	500,000	1,254,784

Transportation Infrastructure 0.3%
Zhejiang Expressway Co. Ltd., Class H	400,000	473,723

		43,985,735

COLOMBIA 1.4%
Banks 0.9%
Bancolombia SA, ADR	35,000	1,608,250

Oil, Gas & Consumable Fuels 0.5%
Ecopetrol SA, ADR(a)	45,000	849,150

		2,457,400

EGYPT 1.8%
Banks 1.8%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	700,000	3,179,621

GREECE 1.7%
Banks 0.4%
Eurobank Ergasias SA*	650,000	727,212

Construction Materials 0.3%
Titan Cement Co. SA	20,000	613,455

Diversified Telecommunication Services 0.6%
Hellenic Telecommunications Organization SA	60,000	942,362

Hotels, Restaurants & Leisure 0.4%
OPAP SA	55,000	737,041

		3,020,070

HONG KONG 6.0%
Electronic Equipment, Instruments & Components 3.0%
Kingboard Chemical Holdings Ltd.	550,000	3,028,737
Kingboard Laminates Holdings Ltd.	1,200,000	2,115,411

		5,144,148

Food & Staples Retailing 0.6%
Sun Art Retail Group Ltd.	800,000	1,087,282

Paper & Forest Products 0.9%
Nine Dragons Paper Holdings Ltd.	1,000,000	1,553,796

Pharmaceuticals 0.7%
Sino Biopharmaceutical Ltd.	700,000	1,291,704

Water Utilities 0.8%
China Water Affairs Group Ltd.	1,600,000	1,509,777

		10,586,707

MALAYSIA 1.6%
Airlines 0.6%
AirAsia Bhd.	1,000,000	1,061,327

Banks 0.5%
Hong Leong Bank Bhd.	200,000	949,505

Chemicals 0.5%
Petronas Chemicals Group Bhd.	430,000	895,722

		2,906,554

PERU 1.3%
Banks 0.9%
Credicorp Ltd.	7,000	1,621,410

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks (continued)

	Shares	Value
PERU (continued)
Metals & Mining 0.4%
Southern Copper Corp.	15,000	$728,250

		2,349,660

POLAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
Grupa Lotos SA	21,057	374,114

RUSSIA 3.6%
Banks 1.7%
Sberbank of Russia PJSC, ADR	140,000	2,833,600

Metals & Mining 0.4%
Severstal PJSC, GDR Reg. S	48,000	787,998

Oil, Gas & Consumable Fuels 1.5%
LUKOIL PJSC, ADR	41,500	2,732,775

		6,354,373

SOUTH AFRICA 3.4%
Banks 1.0%
Barclays Africa Group Ltd.	100,000	1,520,386

Distributors 0.4%
Imperial Holdings Ltd.	32,848	787,202

Equity Real Estate Investment Trusts (REITs) 0.2%
Fortress REIT Ltd.	255,978	380,285

Media 0.5%
Naspers Ltd., Class N	3,000	856,378

Metals & Mining 0.4%
Kumba Iron Ore Ltd.	25,000	757,960

Paper & Forest Products 0.5%
Mondi Ltd.	35,000	934,809

Trading Companies & Distributors 0.4%
Barloworld Ltd.	55,000	781,479

		6,018,499

SOUTH KOREA 18.7%
Banks 1.9%
Hana Financial Group, Inc.	41,000	2,007,962
KB Financial Group, Inc.	20,000	1,256,507

		3,264,469

Construction & Engineering 1.0%
Daewoo Engineering & Construction Co. Ltd.*	307,000	1,782,528

Electronic Equipment, Instruments & Components 0.9%
SFA Engineering Corp.*	45,000	1,631,266

Food Products 0.5%
Orion Holdings Corp.*	37,700	961,774

Household Durables 1.6%
LG Electronics, Inc.	30,000	2,895,810

Industrial Conglomerates 1.0%
Hanwha Corp.*	41,700	1,839,469

Insurance 0.9%
Hanwha Life Insurance Co. Ltd.*	225,000	1,577,768

Machinery 0.5%
Hyundai Robotics Co. Ltd.*	2,000	857,523

Media 0.4%
Cheil Worldwide, Inc.	40,000	796,677

Metals & Mining 1.0%
POSCO	5,000	1,785,571

Oil, Gas & Consumable Fuels 0.9%
SK Innovation Co. Ltd.	8,500	1,628,044

Semiconductors & Semiconductor Equipment 1.1%
DB HiTek Co. Ltd.*	65,000	901,652
SK Hynix, Inc.	14,500	1,000,422

		1,902,074

Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd.	4,150	9,724,869

Textiles, Apparel & Luxury Goods 0.8%
LF Corp.*	45,000	1,443,469

Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd.	4,500	1,117,849

		33,209,160

TAIWAN 14.1%
Chemicals 2.1%
Formosa Chemicals & Fibre Corp.	450,000	1,683,478
Grand Pacific Petrochemical	2,000,000	1,971,992

		3,655,470

Diversified Financial Services 0.9%
Fubon Financial Holding Co. Ltd.	850,000	1,581,768

Electrical Equipment 0.7%
Walsin Lihwa Corp.	2,200,000	1,264,622

Electronic Equipment, Instruments & Components 2.9%
HannStar Display Corp.	3,200,000	1,175,874
Merry Electronics Co. Ltd.	350,000	2,200,801
TPK Holding Co. Ltd.*	500,000	1,785,231

		5,161,906

Food Products 0.7%
Lien Hwa Industrial Corp.	950,000	1,230,352

Insurance 1.7%
Cathay Financial Holding Co. Ltd.	1,000,000	1,872,743
Shin Kong Financial Holding Co. Ltd.	3,000,000	1,101,936

		2,974,679

Semiconductors & Semiconductor Equipment 3.7%
Macronix International*	750,000	1,177,191
Powertech Technology, Inc.	440,000	1,431,511
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,000	4,077,900

		6,686,602

Technology Hardware, Storage & Peripherals 1.4%
Micro-Star International Co. Ltd.	500,000	1,651,198
Wistron Corp.	1,029,608	866,047

		2,517,245

		25,072,644

TURKEY 6.1%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	100,000	847,290

Banks 1.9%
Turkiye Garanti Bankasi A/S	400,000	1,308,726
Turkiye Is Bankasi A/S, Class C	1,000,000	2,143,445

		3,452,171

Construction & Engineering 1.2%
Tekfen Holding A/S	500,000	2,159,244

Equity Real Estate Investment Trusts (REITs) 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	800,000	564,438

Metals & Mining 1.0%
Eregli Demir ve Celik Fabrikalari TAS	650,000	1,721,993

Oil, Gas & Consumable Fuels 0.7%
Tupras Turkiye Petrol Rafinerileri A/S	40,000	1,229,039

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding A/S	150,000	884,101

		10,858,276

Total Common Stocks (cost $128,895,490)		170,610,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Exchange Traded Fund 1.0%

	Shares	Value
UNITED STATES 1.0%
VanEck Vectors Vietnam ETF	90,000	$1,770,300

Total Exchange Traded Fund (cost $1,663,081)		1,770,300

Rights 0.0%†

	Number of Rights	Value
CHINA 0.0%†
Real Estate Management & Development 0.0%†
Agile Group Holdings Ltd., expiring at an exercise price of $1.00 on 7/31/2018*(b)(c)	20,000	0

Total Rights (cost $–)		0

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(d)(e)	49,257	49,257

Total Short-Term Investment (cost $49,257)		49,257

Repurchase Agreement 0.5%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $818,522, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $834,863.(e)	$818,493	818,493

Total Repurchase Agreement (cost $818,493)		818,493

Total Investments (cost $131,426,321) — 97.5%		173,248,821
Other assets in excess of liabilities — 2.5%		4,497,544

NET ASSETS — 100.0%		$177,746,365

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $839,715, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $49,257 and $818,493, respectively, a total value of $867,750.
(b)	Fair valued security.
(c)	Illiquid security (unaudited).
(d)	Represents 7-day effective yield as of January 31, 2018.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $867,750.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,061,327	$—	$1,061,327
Automobiles	—	4,054,464	—	4,054,464
Banks	13,436,676	24,263,978	—	37,700,654
Chemicals	—	4,551,192	—	4,551,192
Communications Equipment	—	1,726,011	—	1,726,011
Construction & Engineering	—	3,941,772	—	3,941,772
Construction Materials	—	613,455	—	613,455
Distributors	787,202	—	—	787,202
Diversified Consumer Services	1,100,126	—	—	1,100,126
Diversified Financial Services	—	1,581,768	—	1,581,768
Diversified Telecommunication Services	—	2,211,392	—	2,211,392
Electrical Equipment	—	1,264,622	—	1,264,622
Electronic Equipment, Instruments & Components	—	11,937,320	—	11,937,320
Equity Real Estate Investment Trusts (REITs)	380,285	564,438	—	944,723
Food & Staples Retailing	—	1,087,282	—	1,087,282
Food Products	2,836,913	2,192,126	—	5,029,039
Health Care Providers & Services	864,124	—	—	864,124
Hotels, Restaurants & Leisure	—	737,041	—	737,041
Household Durables	—	2,895,810	—	2,895,810
Independent Power and Renewable Electricity Producers	1,353,672	—	—	1,353,672
Industrial Conglomerates	—	1,839,469	—	1,839,469
Insurance	—	6,337,207	—	6,337,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$7,522,520	$7,105,433	$—	$14,627,953
Machinery	—	3,613,760	—	3,613,760
Media	—	1,653,055	—	1,653,055
Metals & Mining	2,425,952	5,053,522	—	7,479,474
Oil, Gas & Consumable Fuels	5,585,925	6,341,892	—	11,927,817
Paper & Forest Products	934,809	1,553,796	—	2,488,605
Pharmaceuticals	—	1,291,704	—	1,291,704
Real Estate Management & Development	—	4,540,254	—	4,540,254
Semiconductors & Semiconductor Equipment	4,077,900	4,510,776	—	8,588,676
Specialty Retail	—	1,254,784	—	1,254,784
Technology Hardware, Storage & Peripherals	—	12,242,114	—	12,242,114
Textiles, Apparel & Luxury Goods	—	1,443,469	—	1,443,469
Trading Companies & Distributors	—	781,479	—	781,479
Transportation Infrastructure	1,072,505	1,357,824	—	2,430,329
Water Utilities	—	1,509,777	—	1,509,777
Wireless Telecommunication Services	—	1,117,849	—	1,117,849

Total Common Stocks	$42,378,609	$128,232,162	$—	$170,610,771

Exchange Traded Fund	$1,770,300	$—	$—	$1,770,300
Repurchase Agreement	—	818,493	—	818,493
Right	—	—	—	—
Short-Term Investment	49,257	—	—	49,257

Total	$44,198,166	$129,050,655	$—	$173,248,821

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.6%

	Shares	Value
ARGENTINA 1.5%
Banks 0.9%
Banco Macro SA, ADR	42,000	$4,558,680

Food Products 0.2%
Adecoagro SA*	130,000	1,259,700

Internet Software & Services 0.4%
MercadoLibre, Inc.	6,000	2,322,600

		8,140,980

AUSTRIA 2.4%
Banks 1.0%
Erste Group Bank AG*	60,000	3,019,940
Raiffeisen Bank International AG*	50,000	2,150,636

		5,170,576

Metals & Mining 0.5%
voestalpine AG	45,000	2,923,713

Oil, Gas & Consumable Fuels 0.9%
OMV AG	75,000	4,831,317

		12,925,606

BRAZIL 1.4%
Banks 0.4%
Banco Santander Brasil SA, ADR(a)	220,000	2,477,200

Diversified Consumer Services 0.3%
Estacio Participacoes SA	130,000	1,430,163

Metals & Mining 0.4%
Vale SA*	150,000	1,951,507

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA*	250,000	1,671,375

		7,530,245

CHINA 2.5%
Automobiles 0.2%
Geely Automobile Holdings Ltd.	350,000	1,122,511

Banks 1.0%
BOC Hong Kong Holdings Ltd.	500,000	2,550,694
China Construction Bank Corp., Class H	2,000,000	2,307,999

		4,858,693

Internet Software & Services 0.5%
Tencent Holdings Ltd.	50,000	2,960,597

Machinery 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,500,000	1,825,934

Marine 0.1%
SITC International Holdings Co. Ltd.	454,000	521,141

Oil, Gas & Consumable Fuels 0.2%
China Shenhua Energy Co. Ltd., Class H	350,000	1,088,743

Real Estate Management & Development 0.2%
Agile Group Holdings Ltd.	600,000	1,081,045

		13,458,664

COLOMBIA 0.7%
Banks 0.5%
Bancolombia SA, ADR	57,000	2,619,150

Oil, Gas & Consumable Fuels 0.2%
Ecopetrol SA, ADR(a)	70,000	1,320,900

		3,940,050

DENMARK 1.7%
Banks 0.5%
Danske Bank A/S	65,000	2,638,681

Marine 0.3%
Dfds A/S	23,064	1,381,967

Pharmaceuticals 0.9%
H Lundbeck A/S	100,000	5,092,838

		9,113,486

EGYPT 0.8%
Banks 0.8%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S	900,000	4,088,084

FINLAND 0.0%†
IT Services 0.0%†
Tieto OYJ	4,806	167,106

FRANCE 8.6%
Aerospace & Defense 0.5%
Thales SA	25,000	2,804,336

Airlines 0.4%
Air France-KLM*	150,000	2,329,582

Auto Components 2.6%
Cie Generale des Etablissements Michelin	40,000	6,395,142
Faurecia	40,000	3,595,538
Valeo SA	45,000	3,549,035

		13,539,715

Automobiles 0.5%
Peugeot SA	125,000	2,806,966

Banks 1.0%
Credit Agricole SA	300,000	5,657,718

Construction & Engineering 1.3%
Bouygues SA	52,000	2,892,008
Eiffage SA	35,000	4,243,127

		7,135,135

Food & Staples Retailing 0.3%
Casino Guichard Perrachon SA	30,000	1,753,780

Insurance 1.1%
AXA SA	70,000	2,303,320
SCOR SE	75,000	3,358,227

		5,661,547

IT Services 0.9%
Atos SE	30,000	4,732,316

		46,421,095

GERMANY 6.9%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	90,000	4,251,936

Airlines 0.8%
Deutsche Lufthansa AG (Registered)	120,000	4,282,076

Auto Components 0.4%
Schaeffler AG (Preference)	120,000	2,385,710

Automobiles 0.6%
Volkswagen AG (Preference)	15,000	3,297,126

Chemicals 1.4%
BASF SE	20,000	2,342,261
Covestro AG Reg. S(b)	40,000	4,597,258

		6,939,519

Independent Power and Renewable Electricity Producers 1.1%
Uniper SE	200,000	5,966,018

Insurance 0.9%
Allianz SE (Registered)	20,000	5,050,905

IT Services 0.5%
Wirecard AG	20,000	2,490,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Textiles, Apparel & Luxury Goods 0.4%
adidas AG	10,000	$2,324,040

		36,987,999

GREECE 0.5%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	100,000	1,570,603

Hotels, Restaurants & Leisure 0.2%
OPAP SA	80,000	1,072,060

		2,642,663

HONG KONG 2.1%
Banks 0.4%
Dah Sing Banking Group Ltd.	894,400	2,117,296

Electric Utilities 0.5%
CLP Holdings Ltd.	250,000	2,551,783

Real Estate Management & Development 1.2%
CK Asset Holdings Ltd.	550,000	5,256,450
Kerry Properties Ltd.	239,567	1,146,272

		6,402,722

		11,071,801

ITALY 1.5%
Banks 0.9%
Mediobanca Banca di Credito Finanziario SpA	400,000	4,863,696

Multi-Utilities 0.6%
Iren SpA	1,000,000	3,240,604

		8,104,300

JAPAN 23.8%
Auto Components 0.8%
Bridgestone Corp.	60,000	2,926,827
Toyota Boshoku Corp.	70,000	1,497,403

		4,424,230

Automobiles 2.1%
Mazda Motor Corp.	160,000	2,248,227
Subaru Corp.	85,000	2,817,721
Suzuki Motor Corp.	50,000	2,871,087
Toyota Motor Corp.	50,000	3,441,563

		11,378,598

Banks 1.8%
Aozora Bank Ltd.	30,000	1,221,058
Mizuho Financial Group, Inc.	1,500,000	2,833,473
Resona Holdings, Inc.	300,000	1,817,222
Sumitomo Mitsui Financial Group, Inc.	82,000	3,704,267

		9,576,020

Beverages 0.5%
Kirin Holdings Co. Ltd.	100,000	2,495,449

Building Products 0.5%
Asahi Glass Co. Ltd.	30,000	1,325,220
Nichias Corp.	120,000	1,634,459

		2,959,679

Capital Markets 0.7%
SBI Holdings, Inc.	150,000	3,685,191

Chemicals 1.9%
DIC Corp.	30,000	1,185,922
Mitsui Chemicals, Inc.	80,000	2,522,835
Showa Denko KK	70,000	3,272,503
Teijin Ltd.	150,000	3,332,288

		10,313,548

Construction & Engineering 2.0%
Kajima Corp.	600,000	5,955,000
Obayashi Corp.	400,000	4,838,130

		10,793,130

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,498,922

Diversified Telecommunication Services 0.7%
Nippon Telegraph & Telephone Corp.	80,000	3,823,182

Electric Utilities 0.6%
Kansai Electric Power Co., Inc. (The)	150,000	1,867,380
Tohoku Electric Power Co., Inc.	90,000	1,163,385

		3,030,765

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	800,000	6,406,138

Food & Staples Retailing 0.8%
Seven & i Holdings Co. Ltd.	100,000	4,121,885

Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	1,597,654

Health Care Equipment & Supplies 0.7%
Hoya Corp.	70,000	3,587,857

Health Care Providers & Services 0.4%
Alfresa Holdings Corp.	50,000	1,223,258
Medipal Holdings Corp.	50,000	972,235

		2,195,493

Hotels, Restaurants & Leisure 0.5%
Round One Corp.	150,000	2,793,219

Household Durables 1.3%
Haseko Corp.	150,000	2,350,192
Sony Corp.	100,000	4,787,022

		7,137,214

Industrial Conglomerates 1.1%
Toshiba Corp.*	2,000,000	5,732,063

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	30,000	1,024,054

Internet Software & Services 0.6%
Mixi, Inc.	75,000	3,314,613

IT Services 0.6%
Itochu Techno-Solutions Corp.	70,000	3,091,870

Machinery 0.4%
JTEKT Corp.	125,000	2,239,170

Oil, Gas & Consumable Fuels 0.6%
JXTG Holdings, Inc.	510,000	3,411,316

Professional Services 0.3%
Meitec Corp.	30,000	1,653,191

Real Estate Management & Development 0.7%
Leopalace21 Corp.	250,000	2,074,201
Nomura Real Estate Holdings, Inc.	75,000	1,802,368

		3,876,569

Road & Rail 0.4%
Sankyu, Inc.	48,000	2,246,126

Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc.	125,000	5,014,422

Trading Companies & Distributors 0.6%
Sumitomo Corp.	200,000	3,447,153

Wireless Telecommunication Services 0.3%
NTT DOCOMO, Inc.	60,000	1,491,374

		128,360,095

LUXEMBOURG 0.7%
Metals & Mining 0.7%
ArcelorMittal	100,000	3,630,458

NETHERLANDS 4.2%
Electrical Equipment 0.6%
Philips Lighting NV Reg. S(b)	80,000	3,149,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Value
NETHERLANDS (continued)
Energy Equipment & Services 0.3%
SBM Offshore NV	85,000	$1,586,894

Insurance 0.8%
NN Group NV	90,000	4,247,150

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell plc, Class B	220,000	7,807,735

Semiconductors & Semiconductor Equipment 1.1%
BE Semiconductor Industries NV	60,000	5,780,424

		22,571,933

NORWAY 3.3%
Banks 0.9%
DNB ASA	250,000	5,070,605

Diversified Telecommunication Services 0.9%
Telenor ASA	200,000	4,682,627

Food Products 0.5%
Marine Harvest ASA*	150,000	2,591,649

Insurance 0.3%
Storebrand ASA	200,000	1,793,049

Metals & Mining 0.7%
Norsk Hydro ASA	500,000	3,648,786

		17,786,716

PERU 0.5%
Banks 0.3%
Credicorp Ltd.	7,500	1,737,225

Metals & Mining 0.2%
Southern Copper Corp.	25,000	1,213,750

		2,950,975

SINGAPORE 3.4%
Banks 1.7%
DBS Group Holdings Ltd.	225,000	4,520,504
Oversea-Chinese Banking Corp. Ltd.	450,000	4,440,201

		8,960,705

Electronic Equipment, Instruments & Components 0.8%
Venture Corp. Ltd.	250,000	4,386,142

Hotels, Restaurants & Leisure 0.3%
Genting Singapore plc	1,700,000	1,744,211

Real Estate Management & Development 0.6%
UOL Group Ltd.	250,000	1,741,276
Yanlord Land Group Ltd.	1,133,606	1,593,824

		3,335,100

		18,426,158

SOUTH AFRICA 1.8%
Banks 0.4%
Barclays Africa Group Ltd.	150,000	2,280,578

Metals & Mining 0.3%
Kumba Iron Ore Ltd.	50,000	1,515,921

Paper & Forest Products 0.8%
Mondi plc	175,000	4,667,508

Trading Companies & Distributors 0.3%
Barloworld Ltd.	100,000	1,420,871

		9,884,878

SOUTH KOREA 2.0%
Banks 0.7%
KB Financial Group, Inc.	50,000	3,141,269

Household Durables 0.5%
LG Electronics, Inc.	30,000	2,895,810

Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc.	32,000	2,207,827

Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	1,000	2,343,342

		10,588,248

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA	6	113

SWEDEN 1.0%
Diversified Telecommunication Services 0.2%
Com Hem Holding AB	75,000	1,303,956

Machinery 0.5%
SKF AB, Class B	100,000	2,472,011

Metals & Mining 0.3%
Boliden AB	40,000	1,452,028

		5,227,995

SWITZERLAND 5.1%
Capital Markets 0.7%
Partners Group Holding AG	5,000	3,883,331

Food Products 1.1%
Nestle SA (Registered)	60,000	5,178,758

Insurance 0.3%
Swiss Life Holding AG (Registered)*	5,000	1,876,084

Life Sciences Tools & Services 0.5%
Lonza Group AG (Registered)*	10,000	2,777,088

Machinery 0.4%
VAT Group AG Reg. S*(b)	15,000	2,394,227

Metals & Mining 0.5%
Glencore plc*	500,000	2,867,239

Pharmaceuticals 0.9%
Novartis AG (Registered)	50,000	4,524,116

Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA (Registered)	90,000	3,778,948

		27,279,791

TAIWAN 2.1%
Chemicals 0.2%
Formosa Chemicals & Fibre Corp.	350,000	1,309,371

Diversified Financial Services 0.4%
Fubon Financial Holding Co. Ltd.	1,020,000	1,898,122

Electronic Equipment, Instruments & Components 1.1%
HannStar Display Corp.	4,500,000	1,653,572
Merry Electronics Co. Ltd.	250,000	1,572,001
TPK Holding Co. Ltd.*	800,000	2,856,370

		6,081,943

Technology Hardware, Storage & Peripherals 0.4%
Primax Electronics Ltd.	700,000	1,986,639

		11,276,075

TURKEY 1.5%
Banks 0.7%
Turkiye Is Bankasi A/S, Class C	1,800,000	3,858,203

Construction & Engineering 0.8%
Tekfen Holding A/S	1,000,000	4,318,490

		8,176,693

UNITED KINGDOM 17.6%
Aerospace & Defense 0.5%
BAE Systems plc	300,000	2,531,291

Automobiles 1.4%
Fiat Chrysler Automobiles NV*	320,000	7,674,183

Beverages 1.0%
Fevertree Drinks plc	160,000	5,565,973

Capital Markets 1.0%
3i Group plc	400,000	5,292,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Construction & Engineering 0.4%
Kier Group plc	150,000	$2,242,808

Electronic Equipment, Instruments & Components 0.3%
Electrocomponents plc	200,000	1,739,985

Energy Equipment & Services 0.9%
Subsea 7 SA	300,000	4,672,061

Hotels, Restaurants & Leisure 0.5%
InterContinental Hotels Group plc	38,297	2,565,530

Household Durables 0.3%
Persimmon plc	50,000	1,776,438

Insurance 1.2%
Admiral Group plc	40,000	1,049,715
Beazley plc	350,000	2,639,509
Direct Line Insurance Group plc	372,000	1,950,617
Hastings Group Holdings plc Reg. S(b)	250,000	1,044,335

		6,684,176

Internet & Direct Marketing Retail 0.7%
boohoo.com plc*	1,500,000	3,947,685

Life Sciences Tools & Services 0.4%
Clinigen Group plc	150,000	2,339,108

Metals & Mining 1.9%
Anglo American plc(a)	200,000	4,854,323
Rio Tinto plc	100,000	5,564,736

		10,419,059

Personal Products 0.9%
Unilever plc	85,000	4,810,864

Pharmaceuticals 2.2%
GlaxoSmithKline plc	400,000	7,456,523
Indivior plc*	650,000	3,697,251

		11,153,774

Professional Services 1.1%
Intertek Group plc	30,000	2,140,454
RELX plc	165,000	3,623,607

		5,764,061

Software 1.1%
Micro Focus International plc	57,738	1,763,075
Sage Group plc (The)	400,000	4,257,279

		6,020,354

Specialty Retail 0.9%
JD Sports Fashion plc	200,000	1,039,861
WH Smith plc	120,000	3,642,818

		4,682,679

Tobacco 0.9%
British American Tobacco plc	30,000	2,050,938
Imperial Brands plc	65,000	2,675,737

		4,726,675

		94,608,845

Total Common Stocks (cost $413,269,038)		525,361,052

Exchange Traded Fund 0.9%

	Shares	Value
UNITED STATES 0.9%
VanEck Vectors Vietnam ETF	260,000	5,114,200

Total Exchange Traded Fund (cost $4,938,521)		5,114,200

Rights 0.0%†

	Number of Rights	Value
SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring at an exercise price of $0.45 on 2/5/2018*(a)	50,000	26,197

Total Rights (cost $27,214)		26,197

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(c)(d)	553,119	553,119

Total Short-Term Investment (cost $553,119)		553,119

Repurchase Agreement 1.7%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $9,191,303, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $9,374,802.(d)	$9,190,971	9,190,971

Total Repurchase Agreement (cost $9,190,971)		9,190,971

Total Investments (cost $427,978,863) — 100.3%		540,245,539
Liabilities in excess of other assets — (0.3)%		(1,381,688)

NET ASSETS — 100.0%		$538,863,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $14,215,483, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $553,119 and $9,190,971, respectively, and by $5,237,514 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $14,981,604.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $11,185,550 which represents 2.08% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $9,744,090.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,335,627	$—	$5,335,627
Air Freight & Logistics	—	4,251,936	—	4,251,936
Airlines	—	6,611,658	—	6,611,658
Auto Components	—	20,349,655	—	20,349,655
Automobiles	—	26,279,384	—	26,279,384
Banks	11,392,255	62,282,124	—	73,674,379
Beverages	—	8,061,422	—	8,061,422
Building Products	—	2,959,679	—	2,959,679
Capital Markets	—	12,860,663	—	12,860,663
Chemicals	—	18,562,438	—	18,562,438
Construction & Engineering	—	24,489,563	—	24,489,563
Diversified Consumer Services	1,430,163	—	—	1,430,163
Diversified Financial Services	—	3,397,044	—	3,397,044
Diversified Telecommunication Services	—	11,380,368	—	11,380,368
Electric Utilities	—	5,582,548	—	5,582,548
Electrical Equipment	—	3,149,730	—	3,149,730
Electronic Equipment, Instruments & Components	—	18,614,208	—	18,614,208
Energy Equipment & Services	—	6,258,955	—	6,258,955
Food & Staples Retailing	—	5,875,665	—	5,875,665

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard International Equities Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$1,259,700	$9,368,061	$—	$10,627,761
Health Care Equipment & Supplies	—	3,587,857	—	3,587,857
Health Care Providers & Services	—	2,195,493	—	2,195,493
Hotels, Restaurants & Leisure	—	8,175,020	—	8,175,020
Household Durables	—	11,809,462	—	11,809,462
Independent Power and Renewable Electricity Producers	—	5,966,018	—	5,966,018
Industrial Conglomerates	—	5,732,063	—	5,732,063
Insurance	—	26,336,965	—	26,336,965
Internet & Direct Marketing Retail	—	3,947,685	—	3,947,685
Internet Software & Services	2,322,600	6,275,210	—	8,597,810
IT Services	—	10,481,961	—	10,481,961
Life Sciences Tools & Services	—	5,116,196	—	5,116,196
Machinery	—	8,931,342	—	8,931,342
Marine	—	1,903,108	—	1,903,108
Metals & Mining	3,165,257	26,457,204	—	29,622,461
Multi-Utilities	—	3,240,604	—	3,240,604
Oil, Gas & Consumable Fuels	2,992,275	17,139,224	—	20,131,499
Paper & Forest Products	—	4,667,508	—	4,667,508
Personal Products	—	4,810,864	—	4,810,864
Pharmaceuticals	—	20,770,728	—	20,770,728
Professional Services	—	7,417,252	—	7,417,252
Real Estate Management & Development	2,074,201	12,621,235	—	14,695,436
Road & Rail	—	2,246,126	—	2,246,126
Semiconductors & Semiconductor Equipment	—	7,988,251	—	7,988,251
Software	—	6,020,354	—	6,020,354
Specialty Retail	—	4,682,679	—	4,682,679
Technology Hardware, Storage & Peripherals	—	13,123,351	—	13,123,351
Textiles, Apparel & Luxury Goods	—	2,324,040	—	2,324,040
Tobacco	—	4,726,675	—	4,726,675
Trading Companies & Distributors	—	4,868,024	—	4,868,024
Wireless Telecommunication Services	—	1,491,374	—	1,491,374

Total Common Stocks	$24,636,451	$500,724,601	$—	$525,361,052

Exchange Traded Fund	5,114,200	—	—	5,114,200
Repurchase Agreement	—	9,190,971	—	9,190,971
Rights	26,197	—	—	26,197
Short-Term Investment	553,119	—	—	553,119

Total	$30,329,967	$509,915,572	$—	$540,245,539

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.7%

	Shares	Value
Biotechnology 7.6%
AbbVie, Inc.	4,700	$527,434
Acceleron Pharma, Inc.*	10,500	435,855
Alexion Pharmaceuticals, Inc.*	2,000	238,640
Alkermes plc*	5,000	285,850
Arena Pharmaceuticals, Inc.*	11,000	411,620
Array BioPharma, Inc.*	28,200	417,924
Biogen, Inc.*	750	260,858
BioMarin Pharmaceutical, Inc.*	4,000	360,920
Bioverativ, Inc.*	4,000	412,240
Bluebird Bio, Inc.*	2,000	409,800
Celgene Corp.*	6,500	657,540
Epizyme, Inc.*	20,000	323,000
Esperion Therapeutics, Inc.* (a)	12,000	870,120
FibroGen, Inc.*	12,000	702,600
Global Blood Therapeutics, Inc.*	7,500	434,250
Incyte Corp.*	2,800	252,812
Ionis Pharmaceuticals, Inc.*	5,800	304,616
Ironwood Pharmaceuticals, Inc.*	23,000	340,630
Kura Oncology, Inc.* (a)	33,805	662,578
Neurocrine Biosciences, Inc.*	4,900	418,803
Sage Therapeutics, Inc.*	1,700	322,660
Sangamo Therapeutics, Inc.*	20,000	417,000
Spark Therapeutics, Inc.*	9,000	504,450
Vertex Pharmaceuticals, Inc.*	2,200	367,114
Voyager Therapeutics, Inc.*	20,000	412,800
Xencor, Inc.*	19,700	448,372

		11,200,486

Communications Equipment 3.5%
Cisco Systems, Inc.	124,670	5,178,792

Electronic Equipment, Instruments & Components 9.2%
Flex Ltd.*	182,980	3,295,470
Orbotech Ltd.*	55,400	2,950,604
ScanSource, Inc.*	59,270	2,027,034
TE Connectivity Ltd.	22,905	2,348,450
Tech Data Corp.*	29,300	2,937,911

		13,559,469

Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.*	3,415	4,954,789

Internet Software & Services 17.8%
Alphabet, Inc., Class A*	5,950	7,034,209
Alphabet, Inc., Class C*	4,766	5,575,934
Appfolio, Inc., Class A*	48,548	2,056,008
Facebook, Inc., Class A*	48,615	9,085,657
LogMeIn, Inc.	20,330	2,557,514

		26,309,322

IT Services 8.0%
Booz Allen Hamilton Holding Corp.	72,400	2,836,632
Cognizant Technology Solutions Corp., Class A	39,915	3,112,572
Euronet Worldwide, Inc.*	31,000	2,909,970
Fiserv, Inc.*	10,600	1,492,904
Visa, Inc., Class A	11,480	1,426,160

		11,778,238

Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.*	5,400	296,190

Semiconductors & Semiconductor Equipment 16.3%
Broadcom Ltd.	9,616	2,385,056
KLA-Tencor Corp.	16,690	1,832,562
Lam Research Corp.	22,790	4,364,741
Maxim Integrated Products, Inc.	59,035	3,601,135
Micron Technology, Inc.*	13,800	603,336
NVIDIA Corp.	15,100	3,711,580
NXP Semiconductors NV*	21,320	2,565,222
QUALCOMM, Inc.	14,655	1,000,204
Texas Instruments, Inc.	36,300	3,981,021

		24,044,857

Software 21.1%
Activision Blizzard, Inc.	50,000	3,706,500
Adobe Systems, Inc.*	23,850	4,764,276
Electronic Arts, Inc.*	18,900	2,399,544
HubSpot, Inc.*	28,000	2,717,400
Intuit, Inc.	14,695	2,467,291
Microsoft Corp.	84,100	7,990,341
Qualys, Inc.*	33,600	2,100,000
RingCentral, Inc., Class A*	47,700	2,590,110
Varonis Systems, Inc.*	45,200	2,454,360

		31,189,822

Technology Hardware, Storage & Peripherals 12.7%
Apple, Inc.	38,695	6,478,704
HP, Inc.	171,610	4,001,945
NCR Corp.*	82,100	3,079,571
NetApp, Inc.	84,000	5,166,000

		18,726,220

Total Common Stocks (cost $64,140,357)		147,238,185

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26% (b)(c)	61,608	61,608

Total Short-Term Investment (cost $61,608)		61,608

Repurchase Agreement 0.7%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $1,023,761, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $1,044,200. (c)	$1,023,724	1,023,724

Total Repurchase Agreement (cost $1,023,724)		1,023,724

Total Investments (cost $65,225,689) — 100.4%		148,323,517
Liabilities in excess of other assets — (0.4)%		(609,303)

NET ASSETS — 100.0%		$147,714,214

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,076,745, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $61,608 and $1,023,724, respectively, a total value of $1,085,332.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $1,085,332.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bailard Technology & Science Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$147,238,185	$—	$—	$147,238,185
Repurchase Agreement	—	1,023,724	—	1,023,724
Short-Term Investment	61,608	—	—	61,608

Total	$147,299,793	$1,023,724	$—	$148,323,517

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 18.0%

	Principal Amount	Value
Airlines 4.1%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$3,419,028	$3,436,123
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 7/15/2020(a)	709,821	732,323
Series 2015-2, Class B, 4.40%, 9/22/2023	4,185,913	4,258,748
Series 2016-3, Class B, 3.75%, 10/15/2025	1,000,000	998,100
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020(a)	438,040	451,794
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 4/19/2022	331,456	348,858
Spirit Airlines Pass-Through Trust, Series 2015-1A 4.10%, 4/1/2028	1,793,687	1,841,937
United Airlines Pass-Through Trust Series 2014-1, Class B, 4.75%, 4/11/2022	3,022,364	3,105,479
Series 2016-1, Class B, 3.65%, 1/7/2026	1,500,000	1,479,686

		16,653,048

Automobiles 1.0%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,000,000	3,979,378

Other 12.9%
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, 3.29%, 6/9/2030(a)(b)	3,000,000	3,012,858
CVS Pass-Through Trust, 6.94%, 1/10/2030	1,804,130	2,084,966
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.88%, 10/15/2026(a)(b)	3,500,000	3,502,359
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,946,282	1,920,171
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 9/21/2040(a)	2,093,947	2,130,591
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.30%, 8/25/2035(b)	10,000,000	9,987,588
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.97%, 4/19/2030(a)(b)	2,000,000	2,015,642
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/2021(a)	10,000,000	9,935,978
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 6/15/2049(a)	1,500,000	1,480,843
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)	8,150,000	8,079,502
Soundview Home Loan Trust, Series 2006-WF2, Class M1, 1.78%, 12/25/2036(b)	3,000,000	2,949,391
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	4,200,000	4,191,940
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 3/25/2034(c)	7,134	7,167
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(a)(c)	304,628	304,101

		51,603,097

Total Asset-Backed Securities (cost $71,565,544)		72,235,523

Collateralized Mortgage Obligations 3.5%

	Principal Amount	Value
Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 3/25/2037	363,485	315,745
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/2034(c)	51,614	52,335
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(b)	7,313,447	7,304,849
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 8/25/2035	102,976	93,895
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 1/25/2053(a)(b)	1,974,688	1,990,831
FNMA REMICS Series 2003-33, Class LB, 5.50%, 5/25/2023	497,034	521,601
Series 2009-42, Class AP, 4.50%, 3/25/2039	203,345	208,919
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/2035	311,613	300,131
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,236,391	2,268,554
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,106,409	1,107,684

Total Collateralized Mortgage Obligations (cost $14,398,642)		14,164,544

Commercial Mortgage-Backed Securities 3.6%

	Principal Amount	Value
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	2,390,000	2,446,451
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 8/14/2036(a)	6,300,000	5,896,251
COMM Mortgage Trust, Series 2014-TWC, Class B, 3.15%, 2/13/2032(a)(b)	1,000,000	1,003,742
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/2034(a)	4,980,000	4,995,243

Total Commercial Mortgage-Backed Securities (cost $15,051,760)		14,341,687

Corporate Bonds 54.8%

	Principal Amount	Value
Aerospace & Defense 0.8%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027(a)	1,250,000	1,233,450
Lockheed Martin Corp., 3.55%, 1/15/2026	1,250,000	1,275,402
United Technologies Corp., 4.50%, 6/1/2042	500,000	542,194

		3,051,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Auto Components 0.3%
BorgWarner, Inc., 3.38%, 3/15/2025	$1,000,000	$990,922

Automobiles 0.7%
Hyundai Capital America, 2.60%, 3/19/2020(a)	2,000,000	1,978,498
3.00%, 10/30/2020(a)	1,000,000	995,625

		2,974,123

Banks 7.6%
Bank of America Corp., 4.20%, 8/26/2024	1,000,000	1,037,279
4.00%, 1/22/2025	1,000,000	1,023,042
Series L, 3.95%, 4/21/2025	1,750,000	1,780,866
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	2,000,000	2,038,370
Citigroup, Inc., 4.45%, 9/29/2027	2,000,000	2,085,645
4.75%, 5/18/2046	1,000,000	1,084,130
Citizens Financial Group, Inc., 3.75%, 7/1/2024	1,500,000	1,489,208
4.35%, 8/1/2025	2,000,000	2,041,840
Cooperatieve Rabobank UA, 3.38%, 5/21/2025	1,000,000	1,004,298
5.75%, 12/1/2043	600,000	749,135
HSBC Holdings plc, 4.38%, 11/23/2026	2,000,000	2,059,589
Huntington Bancshares, Inc., 7.00%, 12/15/2020	500,000	554,584
2.30%, 1/14/2022	1,000,000	972,394
ING Groep NV, 3.95%, 3/29/2027	2,000,000	2,046,059
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 7.90%, 04/30/18(d)(e)	1,000,000	1,013,750
3.88%, 9/10/2024	500,000	511,788
4.95%, 6/1/2045	1,500,000	1,696,449
SunTrust Bank, 3.30%, 5/15/2026	1,600,000	1,554,469
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	6,000,000	5,871,382

		30,614,277

Beverages 1.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	3,000,000	3,036,109
4.90%, 2/1/2046	1,000,000	1,130,009
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/2025	1,000,000	984,497
Pernod Ricard SA, 3.25%, 6/8/2026(a)	1,000,000	984,227

		6,134,842

Biotechnology 1.5%
AbbVie, Inc., 2.50%, 5/14/2020	1,000,000	997,027
2.30%, 5/14/2021	1,500,000	1,474,134
2.90%, 11/6/2022	1,000,000	991,137
3.60%, 5/14/2025	1,000,000	1,009,244
3.20%, 5/14/2026	1,000,000	975,049
Celgene Corp., 4.63%, 5/15/2044	650,000	683,949

		6,130,540

Capital Markets 1.0%
FMR LLC, 5.35%, 11/15/2021(a)	785,000	847,307
4.95%, 2/1/2033(a)	1,000,000	1,109,787
Morgan Stanley, 3.95%, 4/23/2027	1,000,000	1,006,876
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	1,000,000	989,205

		3,953,175

Chemicals 1.0%
Agrium, Inc., 5.25%, 1/15/2045	1,250,000	1,415,173
Ashland LLC, 4.75%, 8/15/2022	1,000,000	1,040,000
Cytec Industries, Inc., 3.95%, 5/1/2025	600,000	601,764
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	1,000,000	1,016,108

		4,073,045

Commercial Services & Supplies 0.3%
Aramark Services, Inc., 5.00%, 2/1/2028(a)	1,100,000	1,122,000

Consumer Finance 1.3%
Ford Motor Credit Co. LLC, 3.16%, 8/4/2020	2,000,000	2,007,963
3.10%, 5/4/2023	2,000,000	1,950,416
3.81%, 1/9/2024	1,250,000	1,257,146

		5,215,525

Diversified Financial Services 1.3%
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	1,936,741	1,989,091
Shell International Finance BV, 4.38%, 5/11/2045	2,000,000	2,192,023
Siemens Financieringsmaatschappij NV, 3.25%, 5/27/2025(a)	1,000,000	995,755

		5,176,869

Diversified Telecommunication Services 3.1%
AT&T, Inc., 3.40%, 5/15/2025	500,000	486,498
3.90%, 8/14/2027	3,000,000	2,986,926
4.30%, 2/15/2030(a)	2,081,000	2,054,451
CCO Holdings LLC, 5.13%, 2/15/2023	500,000	509,687
5.75%, 2/15/2026(a)	600,000	621,000
5.13%, 5/1/2027(a)	2,000,000	1,955,000
Qwest Corp., 6.88%, 9/15/2033	850,000	831,502
Verizon Communications, Inc., 3.50%, 11/1/2024	2,500,000	2,515,123
3.38%, 2/15/2025	498,000	493,741

		12,453,928

Electric Utilities 2.8%
Appalachian Power Co., 3.40%, 6/1/2025	1,000,000	1,003,682
ITC Holdings Corp., 3.65%, 6/15/2024	3,000,000	3,043,204
PPL Capital Funding, Inc., 3.10%, 5/15/2026	2,000,000	1,922,212
Public Service Co. of Colorado , 2.90%, 5/15/2025	3,000,000	2,933,100
Southern Co. (The), 2.35%, 7/1/2021	1,500,000	1,470,605
Southwestern Electric Power Co., Series J, 3.90%, 4/1/2045	750,000	739,230

		11,112,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electrical Equipment 0.4%
Eaton Corp., 8.88%, 6/15/2019	$1,000,000	$1,073,010
Sensata Technologies BV, 5.00%, 10/1/2025(a)	315,000	326,813

		1,399,823

Energy Equipment & Services 1.1%
Helmerich & Payne International Drilling Co., 4.65%, 3/15/2025	1,750,000	1,837,969
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	1,250,000	1,297,729
Transocean, Inc., 8.37%, 12/15/2021	1,000,000	1,107,500

		4,243,198

Equity Real Estate Investment Trusts (REITs) 2.1%
CoreCivic, Inc., 4.13%, 4/1/2020	200,000	202,500
Kite Realty Group LP, 4.00%, 10/1/2026	1,250,000	1,175,573
Liberty Property LP, 3.38%, 6/15/2023	1,000,000	1,004,571
3.75%, 4/1/2025	2,000,000	2,021,705
Piedmont Operating Partnership LP, 3.40%, 6/1/2023	1,500,000	1,469,858
4.45%, 3/15/2024	2,500,000	2,571,878

		8,446,085

Food & Staples Retailing 0.2%
CVS Pass-Through Trust, 7.51%, 1/10/2032(a)	801,551	967,929

Food Products 1.4%
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	1,000,000	1,016,590
McCormick & Co., Inc., 3.15%, 8/15/2024	1,500,000	1,484,517
3.40%, 8/15/2027	1,500,000	1,485,278
Tyson Foods, Inc., 3.95%, 8/15/2024	1,750,000	1,806,546

		5,792,931

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co., 3.00%, 5/15/2026(a)	3,000,000	3,000,000
Medtronic, Inc., 3.50%, 3/15/2025	1,000,000	1,017,955

		4,017,955

Health Care Providers & Services 0.8%
Express Scripts Holding Co., 3.30%, 2/25/2021	2,000,000	2,011,880
4.75%, 11/15/2021	500,000	528,555
HCA, Inc., 6.50%, 2/15/2020	500,000	533,125

		3,073,560

Hotels, Restaurants & Leisure 0.4%
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028	1,500,000	1,450,846

Household Durables 0.9%
Newell Brands, Inc., 5.00%, 11/15/2023	560,000	586,965
4.20%, 4/1/2026	3,000,000	3,058,190

		3,645,155

Industrial Conglomerates 0.1%
General Electric Co., 4.65%, 10/17/2021	358,000	378,256

Insurance 3.2%
Five Corners Funding Trust, 4.42%, 11/15/2023(a)	3,250,000	3,453,822
Liberty Mutual Group, Inc., 4.95%, 5/1/2022(a)	850,000	904,638
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	3,000,000	2,999,602
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	4,405,000	4,570,590
Oil Insurance Ltd., (ICE LIBOR USD 3 Month + 2.98%), 4.68%, 03/05/18(a)(d)(e)	1,000,000	967,500

		12,896,152

Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc., 2.80%, 8/22/2024(a)	2,500,000	2,449,410

Media 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/2025	1,000,000	1,024,699
CBS Corp., 3.50%, 1/15/2025	500,000	497,742
Charter Communications Operating LLC, 4.91%, 7/23/2025	1,500,000	1,568,311
Comcast Corp., 3.38%, 8/15/2025	3,000,000	3,018,025
Discovery Communications LLC, 4.90%, 3/11/2026	1,500,000	1,582,166

		7,690,943

Metals & Mining 0.3%
Anglo American Capital plc, 9.38%, 4/8/2019(a)	550,000	592,224
Compass Minerals International, Inc., 4.88%, 7/15/2024(a)	500,000	492,500

		1,084,724

Multi-Utilities 2.1%
Black Hills Corp., 3.95%, 1/15/2026	1,750,000	1,781,512
3.15%, 1/15/2027	1,000,000	955,575
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	1,250,000	1,259,612
3.25%, 6/15/2026	2,000,000	1,932,674
WEC Energy Group, Inc., 3.55%, 6/15/2025	2,500,000	2,525,183

		8,454,556

Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	1,500,000	1,672,907
6.60%, 3/15/2046	1,000,000	1,296,836
Baytex Energy Corp., 5.13%, 6/1/2021(a)	200,000	193,500
BP Capital Markets plc, 3.51%, 3/17/2025	2,500,000	2,544,912
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	1,000,000	986,939
3.85%, 6/1/2027	1,000,000	1,006,662
Continental Resources, Inc., 4.50%, 4/15/2023	2,103,125	2,129,414
Enbridge Energy Partners LP, 7.38%, 10/15/2045	1,500,000	2,056,193
Energy Transfer Equity LP, 5.50%, 6/1/2027	1,000,000	1,053,770
Energy Transfer LP, 4.20%, 4/15/2027	4,000,000	3,963,234
Enterprise Products Operating LLC, 3.70%, 2/15/2026	1,000,000	1,019,478
Kinder Morgan Energy Partners LP, 5.00%, 10/1/2021	2,000,000	2,120,126
Kinder Morgan, Inc., 5.05%, 2/15/2046	700,000	737,281

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp., 2.80%, 11/1/2022	$1,000,000	$980,773
3.85%, 6/1/2025	3,000,000	3,032,933
MPLX LP, 4.88%, 12/1/2024	1,000,000	1,064,022
Murphy Oil Corp., 4.45%, 12/1/2022	544,000	546,720
NGPL PipeCo LLC, 4.38%, 8/15/2022(a)	500,000	505,150
Petroleos Mexicanos, 5.63%, 1/23/2046	1,500,000	1,380,000
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	2,000,000	2,186,229
4.20%, 3/15/2028	500,000	502,943
Spectra Energy Partners LP, 4.60%, 6/15/2021	500,000	526,095
WPX Energy, Inc., 6.00%, 1/15/2022	200,000	210,500

		31,716,617

Pharmaceuticals 1.7%
Allergan Funding SCS, 3.85%, 6/15/2024	500,000	506,360
3.80%, 3/15/2025	1,500,000	1,506,090
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	2,000,000	1,916,054
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	1,500,000	1,327,158
3.15%, 10/1/2026(f)	1,500,000	1,246,324
Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/2020(a)	500,000	502,500

		7,004,486

Road & Rail 0.8%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	1,000,000	992,402
4.90%, 4/1/2044	250,000	294,552
4.15%, 4/1/2045	1,000,000	1,061,432
Union Pacific Corp., 2.75%, 4/15/2023	750,000	745,990

		3,094,376

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp., 2.60%, 5/19/2026	2,000,000	1,905,321
QUALCOMM, Inc., 2.60%, 1/30/2023	4,000,000	3,865,029

		5,770,350

Software 0.9%
Microsoft Corp., 3.30%, 2/6/2027	3,000,000	3,026,345
Open Text Corp., 5.63%, 1/15/2023(a)	500,000	520,925

		3,547,270

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc., 3.00%, 2/9/2024	1,750,000	1,744,027
2.45%, 8/4/2026	1,000,000	938,351
Digital Equipment Corp., 7.75%, 4/1/2023	825,000	908,318

		3,590,696

Thrifts & Mortgage Finance 1.0%
BPCE SA, 5.70%, 10/22/2023(a)	3,000,000	3,286,512
4.88%, 4/1/2026(a)	750,000	790,883

		4,077,395

Tobacco 0.5%
Reynolds American, Inc., 4.45%, 6/12/2025	2,000,000	2,094,890

Total Corporate Bonds (cost $218,348,712)		219,889,928

Mortgage-Backed Securities 8.9%

	Principal Amount	Value
FHLMC Gold Pool
Pool# E01443, 3.50%, 7/1/2018	16,405	16,817
FNMA Pool
Pool# 386905 5.00%, 4/1/2019	731,756	748,730
Pool# AM7838 3.56%, 2/1/2035	2,381,514	2,382,960
Pool# AM9070 3.77%, 8/1/2045	2,995,000	2,849,909
Pool# BC0180 4.00%, 1/1/2046	2,956,965	3,055,842
Pool# BC9003 3.00%, 11/1/2046	363,389	356,404
Pool# AS8483 3.00%, 12/1/2046	288,736	283,186
Pool# MA2863 3.00%, 1/1/2047	2,981,124	2,923,824
Pool# AS8810 3.50%, 2/1/2047	11,809,507	11,934,271
Pool# BM2003 4.00%, 10/1/2047	2,959,180	3,058,007
FNMA TBA 3.50%, 4/25/2044	8,000,000	8,075,000

Total Mortgage-Backed Securities (cost $36,714,585)		35,684,950

Municipal Bonds 0.6%

	Principal Amount	Value
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	500,000	668,640
State of California, GO, 5.70%, 11/1/2021	750,000	825,652

		1,494,292

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/1/2046	600,000	892,836

Total Municipal Bonds (cost $2,123,566)		2,387,128

U.S. Treasury Obligations 8.8%

	Principal Amount	Value
U.S. Treasury Notes 1.63%, 10/15/2020	8,000,000	7,866,250
2.00%, 10/31/2022	25,000,000	24,422,852
2.25%, 10/31/2024	3,000,000	2,924,531

Total U.S. Treasury Obligations (cost $35,988,589)		35,213,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(g)(h)	72,073	$72,073

Total Short-Term Investment (cost $72,073)		72,073

Repurchase Agreement 0.3%

	Principal Amount	Value
Royal Bank of Canada 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $1,197,646, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $1,221,556.(h)	$1,197,602	1,197,602

Total Repurchase Agreement (cost $1,197,602)		1,197,602

Total Investments (cost $395,461,073) — 98.5%		395,187,068
Other assets in excess of liabilities — 1.5%		6,163,061

NET ASSETS — 100.0%		$401,350,129

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $121,810,615 which represents 30.35% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(f)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,233,861, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $72,073 and $1,197,602, respectively, a total value of $1,269,675.
(g)	Represents 7-day effective yield as of January 31, 2018.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $1,269,675.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	159	3/2018	USD	23,502,188	(756,139)

					(756,139)

Short Contracts
U.S. Treasury 10 Year Note	(391)	3/2018	USD	(47,537,047)	933,796

					933,796

					177,657

At January 31, 2018, the Fund had $118,913 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$72,235,523	$—	$72,235,523
Collateralized Mortgage Obligations	—	14,164,544	—	14,164,544
Commercial Mortgage-Backed Securities	—	14,341,687	—	14,341,687
Corporate Bonds	—	219,889,928	—	219,889,928
Futures Contracts	933,796	—	—	933,796
Mortgage-Backed Securities	—	35,684,950	—	35,684,950
Municipal Bonds	—	2,387,128	—	2,387,128
Repurchase Agreement	—	1,197,602	—	1,197,602
Short-Term Investment	72,073	—	—	72,073
U.S. Treasury Obligations	—	35,213,633	—	35,213,633

Total Assets	$1,005,869	$395,114,995	$—	$396,120,864

Liabilities:
Futures Contracts	$(756,139)	$—	$—	$(756,139)

Total Liabilities	$(756,139)	$—	$—	$(756,139)

Total	$249,730	$395,114,995	$—	$395,364,725

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$933,796

Total		$933,796

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(756139)

Total		$(756,139)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Value
Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$174,472	$183,422
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	213,081	223,735

		407,157

Automobiles 0.1%
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 5/17/2021	1,200,000	1,188,239

Credit Card 0.3%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/2024	625,000	609,010
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,500,000	1,483,958
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,000,000	989,054

		3,082,022

Total Asset-Backed Securities (cost $4,689,736)		4,677,418

Commercial Mortgage-Backed Securities 1.9%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	450,000	459,886
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 6/15/2050	850,000	857,932
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/2046	650,000	683,582
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500,000	512,815
COMM Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/2046	300,000	313,963
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	750,000	784,869
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K003, Class A5, 5.09%, 3/25/2019	100,000	102,211
Series K006, Class A1, 3.40%, 7/25/2019	64,654	65,228
Series K713, Class A2, 2.31%, 3/25/2020	500,000	498,289
Series K014, Class A1, 2.79%, 10/25/2020	25,591	25,666
Series K020, Class A2, 2.37%, 5/25/2022	600,000	591,571
Series K026, Class A2, 2.51%, 11/25/2022	200,000	197,948
Series K031, Class A2, 3.30%, 4/25/2023(a)	100,000	102,456
Series K033, Class A2, 3.06%, 7/25/2023(a)	100,000	101,280
Series K038, Class A1, 2.60%, 10/25/2023	147,975	147,625
Series K037, Class A2, 3.49%, 1/25/2024	200,000	207,039
Series K038, Class A2, 3.39%, 3/25/2024	800,000	823,531
Series K066, Class A2, 3.12%, 6/25/2027	750,000	751,143
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	148,709	148,589
Series 2014-M2, Class ASV2, 2.78%, 6/25/2021(a)	350,809	351,703
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	750,000	757,334
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 2/10/2048	1,000,000	1,006,339
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	492,315	510,412
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 9/15/2050	750,000	754,555
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4, 2.92%, 2/15/2046	1,300,000	1,294,426
Series 2013-C10, Class ASB, 3.91%, 7/15/2046(a)	1,356,000	1,393,841
Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	250,000	262,250
Series 2014-C17, Class A5, 3.74%, 8/15/2047	1,500,000	1,544,257
Morgan Stanley Capital I Trust Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	900,000	919,261
Series 2017-H1, Class A5, 3.53%, 6/15/2050	750,000	758,617
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 9/15/2048	1,700,000	1,753,989
WFRBS Commercial Mortgage Trust Series 2013-C11, Class A4, 3.04%, 3/15/2045	500,000	500,145
Series 2012-C7, Class A2, 3.43%, 6/15/2045	300,000	304,769

Total Commercial Mortgage-Backed Securities (cost $19,875,727)		19,487,521

Corporate Bonds 26.4%

	Principal Amount	Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 2/15/2020	200,000	209,980
2.80%, 3/1/2027	500,000	486,168
3.30%, 3/1/2035	65,000	62,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
General Dynamics Corp., 3.88%, 7/15/2021	$150,000	$155,795
Harris Corp., 3.83%, 4/27/2025	250,000	254,770
4.85%, 4/27/2035	55,000	60,080
L3 Technologies, Inc., 4.95%, 2/15/2021	250,000	263,028
Lockheed Martin Corp., 3.55%, 1/15/2026	500,000	510,161
3.60%, 3/1/2035	55,000	54,691
4.07%, 12/15/2042	191,000	197,100
Northrop Grumman Corp., 4.75%, 6/1/2043	250,000	280,696
Raytheon Co., 3.13%, 10/15/2020	250,000	253,874
3.15%, 12/15/2024	75,000	75,225
Rockwell Collins, Inc., 5.25%, 7/15/2019	70,000	72,678
3.50%, 3/15/2027	500,000	495,993
Textron, Inc., 4.30%, 3/1/2024	250,000	261,345
United Technologies Corp., 3.13%, 5/4/2027	250,000	244,084
6.13%, 7/15/2038	150,000	195,188
4.50%, 6/1/2042	250,000	271,097
4.05%, 5/4/2047	250,000	255,800

		4,660,477

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	45,000	44,744
3.30%, 3/15/2027	70,000	69,473
3.88%, 8/1/2042	50,000	49,485
4.55%, 4/1/2046	250,000	270,221
United Parcel Service of America, Inc., 8.38%, 4/1/2020	82,000	92,063
United Parcel Service, Inc., 6.20%, 1/15/2038	205,000	277,571

		803,557

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 3/15/2025	70,000	69,365
Delphi Corp., 4.15%, 3/15/2024	150,000	154,942

		224,307

Automobiles 0.1%
Ford Motor Co., 7.45%, 7/16/2031	350,000	445,504
General Motors Co., 4.20%, 10/1/2027	250,000	251,437
5.20%, 4/1/2045	250,000	260,478

		957,419

Banks 4.8%
Banco Santander SA, 4.25%, 4/11/2027	200,000	205,174
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(b)	750,000	743,072
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	500,000	501,038
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(b)	500,000	493,601
4.10%, 7/24/2023	250,000	261,830
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)(c)	271,000	268,236
4.00%, 1/22/2025	500,000	511,521
3.88%, 8/1/2025	250,000	258,795
4.45%, 3/3/2026	55,000	57,707
3.50%, 4/19/2026	145,000	145,902
4.25%, 10/22/2026	645,000	667,576
3.25%, 10/21/2027	500,000	488,452
Series L, 4.18%, 11/25/2027	500,000	512,277
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)(c)	281,000	276,249
5.88%, 2/7/2042	250,000	324,387
Bank of Nova Scotia (The), 1.65%, 6/14/2019	250,000	247,381
2.15%, 7/14/2020	1,000,000	988,727
Barclays Bank plc, 5.14%, 10/14/2020	250,000	263,116
Barclays plc, 2.75%, 11/8/2019	500,000	499,907
3.65%, 3/16/2025	200,000	197,183
5.20%, 5/12/2026	250,000	263,977
4.34%, 1/10/2028	500,000	510,349
BB&T Corp., 2.45%, 1/15/2020	300,000	299,574
2.75%, 4/1/2022	750,000	745,619
2.85%, 10/26/2024	250,000	245,429
BNP Paribas SA, 4.25%, 10/15/2024	250,000	261,308
Capital One Bank USA NA, 3.38%, 2/15/2023	250,000	248,639
Capital One NA, 2.40%, 9/5/2019	250,000	248,824
Citigroup, Inc., 2.45%, 1/10/2020	750,000	747,682
2.65%, 10/26/2020	250,000	249,337
2.35%, 8/2/2021	500,000	489,995
3.88%, 10/25/2023	350,000	360,846
3.75%, 6/16/2024	300,000	305,835
3.30%, 4/27/2025	155,000	153,603
5.50%, 9/13/2025	250,000	277,661
3.70%, 1/12/2026	250,000	253,019
4.60%, 3/9/2026	105,000	110,664
3.40%, 5/1/2026	200,000	197,662
4.30%, 11/20/2026	450,000	463,495
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(b)	350,000	357,386
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(b)	500,000	500,863
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(b)	250,000	247,286
6.63%, 6/15/2032	232,000	292,181
Commonwealth Bank of Australia, 2.30%, 3/12/2020	250,000	248,332
Compass Bank, 3.88%, 4/10/2025	250,000	248,191
Cooperatieve Rabobank UA, 2.75%, 1/10/2023	750,000	740,708
5.25%, 5/24/2041	125,000	153,842
5.75%, 12/1/2043	250,000	312,140
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/2020	250,000	251,326
3.80%, 9/15/2022	250,000	255,000
4.55%, 4/17/2026	250,000	263,301
Discover Bank, 7.00%, 4/15/2020	300,000	324,850
4.20%, 8/8/2023	250,000	258,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Fifth Third Bancorp, 2.88%, 7/27/2020	$250,000	$251,296
3.50%, 3/15/2022	300,000	305,424
2.60%, 6/15/2022	750,000	735,628
Fifth Third Bank, 1.63%, 9/27/2019	250,000	246,452
HSBC Bank USA NA, 5.88%, 11/1/2034	498,000	627,436
HSBC Holdings plc, 3.60%, 5/25/2023	200,000	203,312
4.25%, 3/14/2024	250,000	257,451
4.30%, 3/8/2026	200,000	209,573
3.90%, 5/25/2026	250,000	254,994
4.38%, 11/23/2026	750,000	772,346
Huntington Bancshares, Inc., 3.15%, 3/14/2021	250,000	251,951
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/2019	250,000	251,170
JPMorgan Chase & Co., 2.20%, 10/22/2019	500,000	497,659
2.25%, 1/23/2020	500,000	497,251
2.75%, 6/23/2020	250,000	250,885
2.55%, 3/1/2021	250,000	248,604
2.40%, 6/7/2021	500,000	493,890
3.38%, 5/1/2023	250,000	251,488
3.63%, 5/13/2024	350,000	357,178
3.13%, 1/23/2025	250,000	247,549
3.30%, 4/1/2026	250,000	246,954
4.13%, 12/15/2026	250,000	258,732
(ICE LIBOR USD 3 Month + 1.34%), 3.78%, 2/1/2028(b)	950,000	967,290
(ICE LIBOR USD 3 Month + 1.36%), 3.88%, 7/24/2038(b)	500,000	504,500
5.60%, 7/15/2041	200,000	252,793
4.85%, 2/1/2044	250,000	288,312
KeyBank NA, 2.50%, 12/15/2019	250,000	249,367
KeyCorp, 5.10%, 3/24/2021	150,000	160,409
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	210,855
Kreditanstalt fuer Wiederaufbau, 1.25%, 9/30/2019	1,000,000	983,900
1.75%, 10/15/2019	1,000,000	991,677
1.63%, 5/29/2020	405,000	398,479
2.75%, 9/8/2020	550,000	554,544
2.13%, 3/7/2022	2,000,000	1,962,340
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	500,000	489,670
Lloyds Banking Group plc, 4.50%, 11/4/2024	250,000	258,130
4.65%, 3/24/2026	250,000	258,721
Manufacturers & Traders Trust Co., 2.10%, 2/6/2020	500,000	495,842
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/1/2026	250,000	253,671
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	500,000	479,929
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	250,000	243,749
National Australia Bank Ltd., 3.38%, 1/14/2026	250,000	248,978
PNC Bank NA, 2.95%, 1/30/2023	350,000	346,073
3.30%, 10/30/2024	250,000	251,226
PNC Financial Services Group, Inc. (The), 5.13%, 2/8/2020	400,000	419,810
Royal Bank of Canada, 2.15%, 3/6/2020	250,000	248,152
2.50%, 1/19/2021	250,000	248,642
Royal Bank of Scotland Group plc, 4.80%, 4/5/2026	250,000	264,327
Santander Holdings USA, Inc., 2.65%, 4/17/2020	150,000	149,521
4.40%, 7/13/2027(c)	400,000	406,506
Santander UK Group Holdings plc, 2.88%, 10/16/2020	105,000	104,745
Santander UK plc, 2.38%, 3/16/2020	250,000	248,724
2.50%, 1/5/2021	500,000	496,148
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	250,000	249,104
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	750,000	736,986
3.78%, 3/9/2026	500,000	506,154
SunTrust Bank, 2.45%, 8/1/2022	500,000	488,378
Toronto-Dominion Bank (The), 1.80%, 7/13/2021	750,000	726,583
US Bancorp, 4.13%, 5/24/2021	100,000	104,303
Series X, 3.15%, 4/27/2027	250,000	244,637
US Bank NA, 1.40%, 4/26/2019	500,000	494,884
2.13%, 10/28/2019	500,000	497,311
Wells Fargo & Co., Series N, 2.15%, 1/30/2020	500,000	496,211
3.00%, 1/22/2021	500,000	503,420
2.50%, 3/4/2021	240,000	237,880
2.63%, 7/22/2022	750,000	736,804
3.00%, 2/19/2025	260,000	254,944
3.00%, 4/22/2026	250,000	242,379
4.30%, 7/22/2027	200,000	209,492
5.38%, 2/7/2035	118,000	141,690
5.61%, 1/15/2044	483,000	587,424
3.90%, 5/1/2045	150,000	151,684
4.90%, 11/17/2045	250,000	281,330
4.40%, 6/14/2046	100,000	104,680
Wells Fargo Bank NA, 1.75%, 5/24/2019	500,000	496,359
Westpac Banking Corp., 1.60%, 8/19/2019	750,000	740,580
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(b)	250,000	254,650

		49,442,172

Beverages 0.9%
Anheuser-Busch Cos. LLC, 5.00%, 3/1/2019	164,000	168,503
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	600,000	598,079
3.65%, 2/1/2026	500,000	506,018
4.70%, 2/1/2036	350,000	386,270
4.63%, 2/1/2044	350,000	382,511
4.90%, 2/1/2046	465,000	525,454
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 4/15/2020	200,000	210,554
3.75%, 1/15/2022	1,000,000	1,031,479
2.50%, 7/15/2022	250,000	244,652
4.44%, 10/6/2048	130,000	137,579
Coca-Cola Co. (The), 3.15%, 11/15/2020	200,000	204,077
3.20%, 11/1/2023	400,000	407,297
2.90%, 5/25/2027	100,000	97,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Beverages (continued)
Constellation Brands, Inc., 3.50%, 5/9/2027	$500,000	$494,703
Diageo Investment Corp., 2.88%, 5/11/2022	500,000	500,519
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/2021	250,000	250,570
Molson Coors Brewing Co., 1.45%, 7/15/2019	250,000	245,988
2.25%, 3/15/2020	500,000	495,125
2.10%, 7/15/2021	500,000	485,399
3.50%, 5/1/2022	250,000	253,157
3.00%, 7/15/2026	95,000	90,507
PepsiCo, Inc., 1.85%, 4/30/2020	250,000	247,147
3.13%, 11/1/2020	200,000	203,624
3.60%, 3/1/2024	250,000	257,915
2.85%, 2/24/2026	575,000	560,007
3.45%, 10/6/2046	250,000	236,683
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 3/1/2029	244,000	324,051

		9,545,731

Biotechnology 0.6%
AbbVie, Inc., 2.90%, 11/6/2022	500,000	495,569
2.85%, 5/14/2023	500,000	492,027
3.20%, 5/14/2026	435,000	424,146
4.50%, 5/14/2035	135,000	145,412
4.30%, 5/14/2036	250,000	263,000
4.40%, 11/6/2042	75,000	78,726
Amgen, Inc., 3.45%, 10/1/2020	200,000	204,482
4.56%, 6/15/2048	387,000	416,572
4.66%, 6/15/2051	279,000	303,648
Baxalta, Inc., 4.00%, 6/23/2025	100,000	101,628
Biogen, Inc., 3.63%, 9/15/2022	500,000	514,059
4.05%, 9/15/2025	95,000	98,620
Celgene Corp., 3.25%, 8/15/2022	200,000	201,209
4.63%, 5/15/2044	150,000	157,835
5.00%, 8/15/2045	250,000	276,015
Gilead Sciences, Inc., 2.05%, 4/1/2019	500,000	499,325
4.50%, 4/1/2021	100,000	105,544
2.50%, 9/1/2023	750,000	730,547
3.70%, 4/1/2024	150,000	154,660
3.50%, 2/1/2025	145,000	147,201
3.65%, 3/1/2026	75,000	76,688
4.50%, 2/1/2045	250,000	271,058
4.75%, 3/1/2046	150,000	168,575

		6,326,546

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	100,000	103,739
3.90%, 2/14/2026	125,000	128,644
4.50%, 2/15/2047	250,000	269,699
Masco Corp. , 3.50%, 11/15/2027	500,000	484,443
Owens Corning, 4.30%, 7/15/2047	250,000	241,974

		1,228,499

Capital Markets 1.6%
Ameriprise Financial, Inc., 5.30%, 3/15/2020	100,000	105,550
4.00%, 10/15/2023	250,000	261,681
Bank of New York Mellon Corp. (The), 2.30%, 9/11/2019	500,000	499,196
2.60%, 8/17/2020	200,000	200,327
Series G, 3.00%, 2/24/2025	105,000	103,489
3.30%, 8/23/2029	500,000	486,691
Brookfield Finance, Inc., 4.25%, 6/2/2026	250,000	253,736
CME Group, Inc. , 3.00%, 3/15/2025	250,000	248,058
Credit Suisse AG, 2.30%, 5/28/2019	250,000	249,567
Credit Suisse USA, Inc., 7.13%, 7/15/2032	195,000	262,384
Deutsche Bank AG, 4.10%, 1/13/2026	250,000	250,028
Franklin Resources, Inc., 2.80%, 9/15/2022	250,000	248,483
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/2019	500,000	499,206
Series D, 6.00%, 6/15/2020	500,000	536,558
2.63%, 4/25/2021	500,000	495,439
5.75%, 1/24/2022	250,000	274,078
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	500,000	490,350
4.00%, 3/3/2024	250,000	257,950
3.50%, 1/23/2025	500,000	499,283
3.75%, 5/22/2025	350,000	354,421
3.75%, 2/25/2026	315,000	317,954
3.50%, 11/16/2026	750,000	739,268
6.13%, 2/15/2033	200,000	248,082
6.75%, 10/1/2037	450,000	593,633
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(b)	250,000	251,775
Intercontinental Exchange, Inc., 3.75%, 12/1/2025	80,000	82,565
Jefferies Group LLC, 6.88%, 4/15/2021	250,000	277,051
4.85%, 1/15/2027	500,000	525,125
Moody’s Corp., 4.50%, 9/1/2022	100,000	105,698
Morgan Stanley, 7.30%, 5/13/2019	400,000	423,891
2.65%, 1/27/2020	500,000	499,905
2.80%, 6/16/2020	230,000	230,453
5.50%, 7/28/2021	150,000	162,155
3.13%, 1/23/2023	500,000	497,834
4.10%, 5/22/2023	350,000	362,126
4.00%, 7/23/2025	155,000	159,977
3.88%, 1/27/2026	250,000	255,443
3.13%, 7/27/2026	500,000	483,270
4.35%, 9/8/2026	250,000	258,611
3.63%, 1/20/2027	750,000	751,582
3.95%, 4/23/2027	250,000	251,719
7.25%, 4/1/2032	226,000	308,335
S&P Global, Inc., 4.40%, 2/15/2026	250,000	266,429
State Street Corp., 4.38%, 3/7/2021	300,000	315,678
3.30%, 12/16/2024	155,000	156,356
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	250,000	249,667
3.63%, 4/1/2025	250,000	254,819
Thomson Reuters Corp., 3.85%, 9/29/2024	250,000	254,301
3.35%, 5/15/2026	140,000	136,358
UBS AG, 2.35%, 3/26/2020	250,000	249,126

		16,245,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Chemicals 0.5%
Agrium, Inc., 3.15%, 10/1/2022	$50,000	$50,155
6.13%, 1/15/2041	100,000	124,117
Albemarle Corp., 5.45%, 12/1/2044	200,000	229,368
Dow Chemical Co. (The), 4.13%, 11/15/2021	150,000	156,115
3.50%, 10/1/2024	250,000	253,277
4.25%, 10/1/2034	250,000	260,464
4.38%, 11/15/2042	150,000	156,675
Eastman Chemical Co., 3.60%, 8/15/2022	250,000	254,967
Ecolab, Inc., 2.25%, 1/12/2020	135,000	134,264
4.35%, 12/8/2021	81,000	85,591
3.25%, 1/14/2023	250,000	251,910
EI du Pont de Nemours & Co., 4.90%, 1/15/2041	200,000	224,876
Lubrizol Corp. (The) , 6.50%, 10/1/2034	103,000	135,942
LyondellBasell Industries NV, 6.00%, 11/15/2021	400,000	440,197
4.63%, 2/26/2055	100,000	104,015
Monsanto Co., 2.75%, 7/15/2021	500,000	497,950
2.85%, 4/15/2025	250,000	240,910
4.20%, 7/15/2034	70,000	72,172
Mosaic Co. (The), 5.45%, 11/15/2033	250,000	273,657
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/1/2036	125,000	150,297
Praxair, Inc., 4.05%, 3/15/2021	150,000	156,151
3.20%, 1/30/2026	250,000	251,393
Sherwin-Williams Co. (The), 4.50%, 6/1/2047	250,000	263,831

		4,768,294

Commercial Services & Supplies 0.1%
Catholic Health Initiatives, 4.35%, 11/1/2042	300,000	280,251
Republic Services, Inc., 5.25%, 11/15/2021	350,000	378,159
3.20%, 3/15/2025	250,000	246,688
Waste Management, Inc., 3.90%, 3/1/2035	90,000	92,612

		997,710

Communications Equipment 0.2%
Cisco Systems, Inc., 4.95%, 2/15/2019	335,000	344,218
2.50%, 9/20/2026	750,000	712,590
5.50%, 1/15/2040	250,000	321,700
Motorola Solutions, Inc., 4.00%, 9/1/2024	150,000	151,848
7.50%, 5/15/2025	144,000	172,949

		1,703,305

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	106,513

Construction Materials 0.0%†
Vulcan Materials Co., 3.90%, 4/1/2027	250,000	251,625

Consumer Finance 0.8%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020	750,000	771,974
3.65%, 7/21/2027	500,000	481,800
American Express Co., 2.50%, 8/1/2022	1,000,000	977,555
3.63%, 12/5/2024	150,000	151,987
American Honda Finance Corp., 2.25%, 8/15/2019	500,000	499,079
Capital One Financial Corp., 2.50%, 5/12/2020	500,000	496,554
3.75%, 4/24/2024	100,000	101,437
3.75%, 3/9/2027	250,000	248,344
Caterpillar Financial Services Corp., 2.75%, 8/20/2021	500,000	499,854
Ford Motor Credit Co. LLC, 2.43%, 6/12/2020	500,000	494,271
3.34%, 3/18/2021	500,000	501,639
5.88%, 8/2/2021	250,000	270,823
3.34%, 3/28/2022	500,000	498,648
3.66%, 9/8/2024	250,000	248,355
General Motors Financial Co., Inc., 3.15%, 1/15/2020	391,000	393,833
4.38%, 9/25/2021	100,000	103,731
5.25%, 3/1/2026	350,000	376,965
4.00%, 10/6/2026	250,000	248,819
HSBC USA, Inc., 2.38%, 11/13/2019	350,000	349,040
2.75%, 8/7/2020	250,000	250,483
John Deere Capital Corp., 2.65%, 1/6/2022	140,000	139,386
Synchrony Financial, 4.50%, 7/23/2025	190,000	195,982
Toyota Motor Credit Corp., 2.13%, 7/18/2019	350,000	349,088

		8,649,647

Containers & Packaging 0.0%†
International Paper Co., 4.80%, 6/15/2044	250,000	273,554

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology, 4.68%, 7/1/2114	200,000	223,621
Northwestern University, Series 2017, 3.66%, 12/1/2057	12,000	12,010
President & Fellows of Harvard College, 3.15%, 7/15/2046	50,000	47,258
3.30%, 7/15/2056	100,000	93,856
Princeton University, 5.70%, 3/1/2039	200,000	264,993
University of Notre Dame du Lac, Series 2017, 3.39%, 2/15/2048	30,000	28,820

		670,558

Diversified Financial Services 0.4%
AXA Financial, Inc., 7.00%, 4/1/2028	92,000	114,294
Bank One Corp., 8.00%, 4/29/2027	202,000	264,960
Berkshire Hathaway, Inc., 3.13%, 3/15/2026	500,000	493,989
Boeing Capital Corp., 4.70%, 10/27/2019	250,000	259,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	$206,000	$203,141
4.42%, 11/15/2035	582,000	598,562
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/2032	111,000	157,878
Shell International Finance BV, 1.38%, 9/12/2019	1,000,000	984,607
4.13%, 5/11/2035	150,000	161,096
6.38%, 12/15/2038	250,000	341,899
4.55%, 8/12/2043	250,000	279,727
4.00%, 5/10/2046	150,000	155,586
Voya Financial, Inc., 3.65%, 6/15/2026	350,000	347,957

		4,363,694

Diversified Telecommunication Services 1.2%
AT&T, Inc., 2.45%, 6/30/2020	750,000	745,369
3.80%, 3/15/2022	500,000	512,419
3.95%, 1/15/2025	350,000	353,251
4.13%, 2/17/2026	250,000	252,406
4.25%, 3/1/2027	250,000	254,042
3.90%, 8/14/2027	250,000	248,911
4.50%, 5/15/2035	310,000	305,335
5.25%, 3/1/2037	500,000	528,384
4.90%, 8/14/2037	500,000	506,763
5.35%, 9/1/2040	275,000	290,122
4.30%, 12/15/2042	267,000	250,025
4.80%, 6/15/2044	150,000	147,175
4.75%, 5/15/2046	250,000	242,167
4.50%, 3/9/2048	410,000	386,291
4.55%, 3/9/2049	250,000	235,504
5.15%, 2/14/2050	250,000	252,882
British Telecommunications plc, 9.12%, 12/15/2030	191,000	282,059
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	106,000	154,985
Orange SA, 1.63%, 11/3/2019	500,000	492,134
9.00%, 3/1/2031(d)	133,000	198,963
5.50%, 2/6/2044	250,000	300,720
Telefonica Emisiones SAU, 5.46%, 2/16/2021	500,000	538,839
4.57%, 4/27/2023	200,000	214,907
4.10%, 3/8/2027	750,000	762,302
Verizon Communications, Inc., 2.95%, 3/15/2022	258,000	256,884
3.50%, 11/1/2024	500,000	503,025
4.13%, 3/16/2027	1,000,000	1,027,854
4.40%, 11/1/2034	500,000	506,573
4.81%, 3/15/2039	269,000	281,162
3.85%, 11/1/2042	250,000	226,407
6.55%, 9/15/2043	750,000	983,239
4.52%, 9/15/2048	250,000	249,250
5.01%, 4/15/2049	95,000	100,528
5.01%, 8/21/2054	150,000	154,832

		12,745,709

Electric Utilities 1.3%
Appalachian Power Co., Series X, 3.30%, 6/1/2027	750,000	738,798
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	200,000	223,031
DTE Electric Co., 3.65%, 3/15/2024	250,000	258,860
3.70%, 3/15/2045	180,000	180,659
Duke Energy Carolinas LLC, 4.30%, 6/15/2020	500,000	520,350
Duke Energy Corp., 3.05%, 8/15/2022	200,000	199,783
3.75%, 4/15/2024	250,000	256,496
2.65%, 9/1/2026	500,000	465,653
3.75%, 9/1/2046	250,000	239,029
Duke Energy Florida LLC, 5.90%, 3/1/2033	247,000	293,320
Duke Energy Indiana LLC, 3.75%, 7/15/2020	100,000	102,838
Duke Energy Ohio, Inc., Series A, 5.40%, 6/15/2033	51,000	57,920
3.70%, 6/15/2046	250,000	249,395
Emera US Finance LP, 3.55%, 6/15/2026	250,000	244,294
Entergy Corp., 5.13%, 9/15/2020	300,000	315,331
4.00%, 7/15/2022	200,000	206,869
Eversource Energy, Series H, 3.15%, 1/15/2025	125,000	123,357
Exelon Corp., 3.50%, 6/1/2022	500,000	503,401
5.63%, 6/15/2035	250,000	301,349
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	521,881
Series C, 4.85%, 7/15/2047	250,000	275,596
Florida Power & Light Co., 5.65%, 2/1/2037	200,000	251,509
4.05%, 10/1/2044	250,000	266,598
Georgia Power Co., 4.30%, 3/15/2042	250,000	264,245
Great Plains Energy, Inc., 4.85%, 6/1/2021	100,000	105,185
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	153,000	181,860
Series GF, 8.88%, 3/1/2026	109,000	147,779
Iberdrola International BV, 5.81%, 3/15/2025	82,000	92,896
Kansas City Power & Light Co., 3.65%, 8/15/2025	100,000	100,950
MidAmerican Energy Co., 5.80%, 10/15/2036	200,000	253,947
Nevada Power Co., 5.45%, 5/15/2041	100,000	120,427
Northern States Power Co., 4.00%, 8/15/2045	85,000	88,622
Oncor Electric Delivery Co. LLC, 5.30%, 6/1/2042	150,000	183,820
Pacific Gas & Electric Co., 3.25%, 6/15/2023	500,000	497,127
2.95%, 3/1/2026	250,000	237,853
5.80%, 3/1/2037	150,000	183,553
6.25%, 3/1/2039	100,000	127,726
4.00%, 12/1/2046	250,000	243,877
PacifiCorp, 5.25%, 6/15/2035	123,000	146,501
PPL Capital Funding, Inc., 5.00%, 3/15/2044	250,000	285,654
Progress Energy, Inc., 7.75%, 3/1/2031	164,000	225,154
Public Service Co. of Colorado, 3.60%, 9/15/2042	200,000	196,638
Public Service Electric & Gas Co., 3.95%, 5/1/2042	200,000	208,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	$200,000	$247,294
Southern California Edison Co., Series B, 2.40%, 2/1/2022	250,000	245,378
6.00%, 1/15/2034	123,000	154,876
4.00%, 4/1/2047	250,000	260,161
Southern Co. (The), 2.75%, 6/15/2020	300,000	300,392
3.25%, 7/1/2026	210,000	203,043
4.40%, 7/1/2046	250,000	258,988
Virginia Electric & Power Co., Series B, 4.20%, 5/15/2045	120,000	128,519
Wisconsin Electric Power Co., 2.95%, 9/15/2021	250,000	250,887
5.63%, 5/15/2033	41,000	48,554
Xcel Energy, Inc., 6.50%, 7/1/2036	123,000	165,225

		12,952,106

Electrical Equipment 0.0%†
Eaton Corp., 2.75%, 11/2/2022	250,000	247,433
4.00%, 11/2/2032	150,000	152,696
Emerson Electric Co., 6.00%, 8/15/2032	57,000	69,747

		469,876

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc., 4.50%, 3/1/2023	100,000	103,612
Avnet, Inc., 5.88%, 6/15/2020	250,000	264,378
Corning, Inc., 2.90%, 5/15/2022	365,000	360,243
Tyco Electronics Group SA, 3.50%, 2/3/2022	150,000	153,039

		881,272

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	250,000	253,386
3.34%, 12/15/2027(c)	145,000	141,380
Halliburton Co., 3.80%, 11/15/2025	400,000	409,305
6.70%, 9/15/2038	250,000	331,080
National Oilwell Varco, Inc., 3.95%, 12/1/2042	100,000	89,259

		1,224,410

Equity Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 2.80%, 6/1/2020	250,000	250,198
5.05%, 9/1/2020	400,000	421,749
4.40%, 2/15/2026	25,000	25,949
3.55%, 7/15/2027	500,000	484,289
AvalonBay Communities, Inc., 3.45%, 6/1/2025	100,000	100,671
Boston Properties LP, 2.75%, 10/1/2026	500,000	467,860
CBL & Associates LP, 4.60%, 10/15/2024(e)	250,000	220,398
Crown Castle International Corp., 3.70%, 6/15/2026	280,000	273,648
Digital Realty Trust LP, 5.25%, 3/15/2021	250,000	266,059
Duke Realty LP, 3.88%, 10/15/2022	250,000	257,645
ERP Operating LP, 2.85%, 11/1/2026	500,000	476,718
HCP, Inc., 3.40%, 2/1/2025	500,000	492,314
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	100,000	100,558
Series E, 4.00%, 6/15/2025	190,000	190,995
Kimco Realty Corp., 4.45%, 9/1/2047	250,000	252,366
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	250,000	239,740
Realty Income Corp., 4.65%, 8/1/2023	250,000	265,869
Simon Property Group LP, 2.20%, 2/1/2019	750,000	750,099
4.75%, 3/15/2042	250,000	276,191
Ventas Realty LP, 4.75%, 6/1/2021	100,000	105,053
4.25%, 3/1/2022	250,000	259,511
Welltower, Inc., 5.25%, 1/15/2022	300,000	322,357
Weyerhaeuser Co., 7.38%, 3/15/2032	250,000	337,402

		6,837,639

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 2.25%, 2/15/2022	85,000	83,286
CVS Health Corp., 3.50%, 7/20/2022	500,000	503,722
2.88%, 6/1/2026	500,000	467,922
4.88%, 7/20/2035	250,000	271,421
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/2040	250,000	287,816
Kroger Co. (The), 4.00%, 2/1/2024	350,000	361,367
7.50%, 4/1/2031	178,000	229,940
Sysco Corp., 3.75%, 10/1/2025	75,000	77,131
3.30%, 7/15/2026	130,000	128,709
5.38%, 9/21/2035	74,000	85,997
Walgreen Co., 3.10%, 9/15/2022	150,000	148,755
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	555,000	539,672
4.50%, 11/18/2034	155,000	159,073
Walmart, Inc., 7.55%, 2/15/2030	82,000	117,328
5.25%, 9/1/2035	242,000	301,843
6.20%, 4/15/2038	198,000	275,201
5.63%, 4/15/2041	150,000	200,218

		4,239,401

Food Products 0.4%
Archer-Daniels-Midland Co., 2.50%, 8/11/2026	500,000	468,657
Campbell Soup Co., 4.25%, 4/15/2021	100,000	103,836
Conagra Brands, Inc., 7.00%, 10/1/2028	154,000	186,584
General Mills, Inc., 2.20%, 10/21/2019	500,000	497,783
3.15%, 12/15/2021	200,000	202,014
JM Smucker Co. (The), 4.25%, 3/15/2035	200,000	206,177
Kellogg Co., 3.25%, 4/1/2026	40,000	38,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food Products (continued)
Kraft Heinz Foods Co., 3.50%, 6/6/2022	$500,000	$505,533
3.00%, 6/1/2026	60,000	56,387
6.88%, 1/26/2039	138,000	180,071
5.20%, 7/15/2045	150,000	162,147
4.38%, 6/1/2046	250,000	244,409
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	110,000	114,512
Tyson Foods, Inc., 4.50%, 6/15/2022	250,000	264,095
4.55%, 6/2/2047	250,000	267,777
Unilever Capital Corp., 2.00%, 7/28/2026	250,000	226,512
5.90%, 11/15/2032	144,000	184,034

		3,909,509

Gas Utilities 0.1%
Atmos Energy Corp., 4.13%, 10/15/2044	200,000	212,306
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	212,000	220,705
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	335,000	335,255
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	249,698

		1,017,964

Health Care Equipment & Supplies 0.4%
Abbott Laboratories, 3.25%, 4/15/2023	200,000	200,256
3.88%, 9/15/2025	45,000	46,000
3.75%, 11/30/2026	750,000	757,760
5.30%, 5/27/2040	250,000	288,512
Baxter International, Inc., 2.60%, 8/15/2026	230,000	214,507
Becton Dickinson and Co., 3.13%, 11/8/2021	250,000	248,846
3.30%, 3/1/2023	250,000	248,437
4.67%, 6/6/2047	250,000	264,870
Koninklijke Philips NV, 5.00%, 3/15/2042	200,000	227,948
Medtronic, Inc., 3.15%, 3/15/2022	135,000	136,708
3.63%, 3/15/2024	200,000	205,856
4.38%, 3/15/2035	250,000	274,115
4.63%, 3/15/2045	250,000	283,238
Stryker Corp., 3.38%, 11/1/2025	80,000	80,546
3.50%, 3/15/2026	35,000	35,487
4.63%, 3/15/2046	200,000	220,910
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	150,000	150,678
4.25%, 8/15/2035	48,000	46,424

		3,931,098

Health Care Providers & Services 0.6%
Aetna, Inc., 2.80%, 6/15/2023	250,000	243,736
6.63%, 6/15/2036	250,000	326,828
AmerisourceBergen Corp., 4.25%, 3/1/2045	100,000	97,588
Anthem, Inc., 3.50%, 8/15/2024	250,000	252,284
4.65%, 8/15/2044	250,000	267,677
Cardinal Health, Inc., 3.20%, 6/15/2022	200,000	199,060
3.75%, 9/15/2025	170,000	169,756
Cigna Corp., 3.25%, 4/15/2025	250,000	246,367
3.05%, 10/15/2027	500,000	476,526
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047	138,000	140,964
Express Scripts Holding Co., 3.90%, 2/15/2022	250,000	255,865
4.50%, 2/25/2026	250,000	260,713
4.80%, 7/15/2046	350,000	372,128
Humana, Inc., 3.15%, 12/1/2022	250,000	248,675
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	200,000	204,353
McKesson Corp., 6.00%, 3/1/2041	100,000	120,139
Northwell Healthcare, Inc., 4.26%, 11/1/2047	20,000	20,025
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	15,000	15,000
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	12,000	12,105
UnitedHealth Group, Inc., 1.63%, 3/15/2019	250,000	247,903
2.88%, 12/15/2021	500,000	501,837
3.45%, 1/15/2027	250,000	252,801
3.38%, 4/15/2027	250,000	250,933
4.63%, 7/15/2035	25,000	28,370
5.80%, 3/15/2036	417,000	529,779

		5,741,412

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 8/15/2021	100,000	107,227
Marriott International, Inc.,
Series N, 3.13%, 10/15/2021	250,000	250,691
McDonald’s Corp., 3.70%, 1/30/2026	250,000	255,665
4.88%, 7/15/2040	250,000	282,170
4.88%, 12/9/2045	250,000	286,075
Wyndham Worldwide Corp., 5.63%, 3/1/2021	150,000	158,802

		1,340,630

Household Durables 0.1%
Newell Brands, Inc., 2.88%, 12/1/2019	250,000	251,149
4.20%, 4/1/2026	530,000	540,281
Whirlpool Corp., 3.70%, 5/1/2025	250,000	253,003

		1,044,433

Household Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/2021	100,000	99,221
Kimberly-Clark Corp., 2.65%, 3/1/2025	55,000	53,134
3.20%, 7/30/2046	210,000	191,331
Procter & Gamble Co. (The), 1.90%, 11/1/2019	250,000	248,538
3.50%, 10/25/2047	250,000	243,420

		835,644

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 1/15/2020	$250,000	$251,276
5.75%, 10/1/2041	150,000	163,964
5.60%, 6/15/2042	250,000	272,791
Southern Power Co., 4.15%, 12/1/2025	250,000	260,646

		948,677

Industrial Conglomerates 0.3%
3M Co., 3.00%, 8/7/2025	250,000	247,931
5.70%, 3/15/2037	50,000	65,008
General Electric Co., 2.20%, 1/9/2020	250,000	247,791
5.30%, 2/11/2021	72,000	76,627
2.70%, 10/9/2022	250,000	245,308
3.38%, 3/11/2024	250,000	249,863
6.75%, 3/15/2032	106,000	137,148
6.15%, 8/7/2037	144,000	180,370
5.88%, 1/14/2038	150,000	183,154
6.88%, 1/10/2039	100,000	136,295
4.50%, 3/11/2044	350,000	367,087
Honeywell International, Inc., 1.85%, 11/1/2021	500,000	485,590
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/2043	50,000	61,623
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/2024	250,000	253,822

		2,937,617

Insurance 0.8%
Aflac, Inc., 3.63%, 11/15/2024	250,000	256,116
Alleghany Corp., 4.95%, 6/27/2022	250,000	266,479
Allstate Corp. (The), (ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(b)	145,000	175,450
American International Group, Inc., 3.30%, 3/1/2021	445,000	449,771
3.90%, 4/1/2026	240,000	243,876
4.80%, 7/10/2045	250,000	270,125
Aon Corp., 5.00%, 9/30/2020	400,000	422,415
Aon plc, 3.88%, 12/15/2025	600,000	613,751
Arch Capital Finance LLC, 4.01%, 12/15/2026	250,000	255,582
Berkshire Hathaway Finance Corp., 4.40%, 5/15/2042	150,000	164,784
Brighthouse Financial, Inc., 3.70%, 6/22/2027(c)	250,000	240,167
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	250,000	246,146
3.35%, 5/3/2026	45,000	45,017
4.35%, 11/3/2045	250,000	274,298
CNA Financial Corp., 5.75%, 8/15/2021	250,000	270,889
Hartford Financial Services Group, Inc. (The), 6.10%, 10/1/2041	100,000	128,940
Lincoln National Corp., 4.85%, 6/24/2021	50,000	53,004
6.15%, 4/7/2036	160,000	196,923
Loews Corp., 4.13%, 5/15/2043	100,000	102,005
Manulife Financial Corp., 4.15%, 3/4/2026	100,000	104,050
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	300,000	318,015
MetLife, Inc., 3.05%, 12/15/2022	250,000	249,491
5.70%, 6/15/2035	86,000	106,864
6.40%, 12/15/2036	200,000	230,030
4.60%, 5/13/2046	85,000	92,132
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(f)	75,000	84,000
Principal Financial Group, Inc., 3.30%, 9/15/2022	250,000	251,098
Progressive Corp. (The), 3.75%, 8/23/2021	150,000	154,279
6.25%, 12/1/2032	113,000	142,810
Prudential Financial, Inc., 5.38%, 6/21/2020	250,000	265,739
6.63%, 6/21/2040	200,000	269,753
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(b)	150,000	163,155
3.91%, 12/7/2047(c)	130,000	126,840
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	105,510
Travelers Cos., Inc. (The), 4.00%, 5/30/2047	150,000	155,788
Travelers Property Casualty Corp., 6.38%, 3/15/2033	133,000	170,125
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	107,694
WR Berkley Corp., 4.75%, 8/1/2044	250,000	263,643
XLIT Ltd., 4.45%, 3/31/2025	500,000	504,619

		8,541,373

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 3.30%, 12/5/2021	250,000	255,861
2.80%, 8/22/2024(c)	150,000	146,965
3.15%, 8/22/2027(c)	250,000	245,190
4.80%, 12/5/2034	250,000	284,393
3.88%, 8/22/2037(c)	250,000	257,478
4.05%, 8/22/2047(c)	250,000	259,402
Expedia, Inc., 5.95%, 8/15/2020	150,000	160,943
QVC, Inc., 4.38%, 3/15/2023	100,000	101,144

		1,711,376

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	200,000	201,722
4.20%, 12/6/2047	500,000	499,639
Alphabet, Inc., 3.63%, 5/19/2021	100,000	103,579
eBay, Inc., 3.25%, 10/15/2020	100,000	101,475
3.80%, 3/9/2022	140,000	143,823

		1,050,238

IT Services 0.2%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	80,000	78,018
DXC Technology Co., 4.45%, 9/18/2022	100,000	104,065
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	250,000	271,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
IT Services (continued)
Fiserv, Inc., 4.75%, 6/15/2021	$200,000	$211,756
International Business Machines Corp., 2.90%, 11/1/2021	150,000	150,909
3.45%, 2/19/2026	250,000	253,624
5.88%, 11/29/2032	250,000	318,082
Visa, Inc., 3.15%, 12/14/2025	195,000	194,609
4.30%, 12/14/2045	350,000	387,853
Western Union Co. (The), 6.20%, 11/17/2036	100,000	107,208

		2,077,319

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	100,000	104,670
PerkinElmer, Inc., 5.00%, 11/15/2021	100,000	106,627
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	255,866
3.20%, 8/15/2027	500,000	487,120

		954,283

Machinery 0.2%
Caterpillar, Inc., 2.60%, 6/26/2022	250,000	247,396
6.05%, 8/15/2036	123,000	160,624
3.80%, 8/15/2042	97,000	101,177
Deere & Co., 3.90%, 6/9/2042	100,000	105,638
Dover Corp., 5.38%, 3/1/2041	50,000	59,989
IDEX Corp., 4.20%, 12/15/2021	200,000	205,132
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	236,681
Parker-Hannifin Corp., 4.20%, 11/21/2034	250,000	267,213
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	150,000	149,486

		1,533,336

Media 1.1%
21st Century Fox America, Inc., 4.00%, 10/1/2023	250,000	260,576
3.70%, 9/15/2024	100,000	102,888
3.70%, 10/15/2025	250,000	256,175
7.28%, 6/30/2028	53,000	67,199
6.55%, 3/15/2033	450,000	586,559
CBS Corp., 2.50%, 2/15/2023	250,000	240,487
3.70%, 8/15/2024	250,000	252,670
5.50%, 5/15/2033	82,000	88,797
Charter Communications Operating LLC, 4.91%, 7/23/2025	330,000	345,028
3.75%, 2/15/2028	500,000	472,035
6.83%, 10/23/2055	250,000	304,777
Comcast Corp., 3.00%, 2/1/2024	250,000	248,104
3.15%, 3/1/2026	250,000	246,014
3.30%, 2/1/2027	1,000,000	986,328
4.25%, 1/15/2033	250,000	263,603
7.05%, 3/15/2033	205,000	278,026
4.20%, 8/15/2034	150,000	156,852
6.50%, 11/15/2035	70,000	92,997
4.00%, 8/15/2047	250,000	252,427
3.97%, 11/1/2047	296,000	295,402
Discovery Communications LLC, 3.80%, 3/13/2024	500,000	503,272
3.45%, 3/15/2025	135,000	131,225
4.90%, 3/11/2026	50,000	52,739
5.00%, 9/20/2037	250,000	255,351
Grupo Televisa SAB, 5.00%, 5/13/2045	250,000	245,490
NBCUniversal Media LLC, 5.15%, 4/30/2020	250,000	264,483
5.95%, 4/1/2041	100,000	128,312
Omnicom Group, Inc., 3.63%, 5/1/2022	50,000	51,088
3.60%, 4/15/2026	250,000	248,710
Time Warner Cable LLC, 5.50%, 9/1/2041	250,000	260,580
4.50%, 9/15/2042	250,000	230,143
Time Warner, Inc., 2.95%, 7/15/2026	750,000	693,393
3.80%, 2/15/2027	1,000,000	984,163
Viacom, Inc., 4.38%, 3/15/2043	200,000	183,089
Walt Disney Co. (The), 3.00%, 2/13/2026	250,000	247,679
3.70%, 12/1/2042	250,000	249,990
3.00%, 7/30/2046	60,000	52,715
WPP Finance 2010, 4.75%, 11/21/2021	100,000	105,982
3.75%, 9/19/2024	250,000	253,099

		10,938,447

Metals & Mining 0.2%
Barrick Gold Corp., 5.25%, 4/1/2042	200,000	233,018
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	55,000	66,187
5.00%, 9/30/2043	250,000	300,611
Newmont Mining Corp., 5.88%, 4/1/2035	164,000	197,532
Nucor Corp., 4.00%, 8/1/2023	250,000	259,877
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	144,000	175,993
Rio Tinto Finance USA plc, 2.88%, 8/21/2022	25,000	24,995
4.13%, 8/21/2042	150,000	160,093
Southern Copper Corp., 6.75%, 4/16/2040	100,000	131,976
5.88%, 4/23/2045	150,000	183,942
Vale Overseas Ltd., 6.88%, 11/21/2036	306,000	384,412
Vale SA, 5.63%, 9/11/2042	150,000	168,937

		2,287,573

Multiline Retail 0.1%
Kohl’s Corp., 4.00%, 11/1/2021	100,000	102,925
3.25%, 2/1/2023	150,000	149,310
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	50,000	53,217
Nordstrom, Inc., 4.00%, 10/15/2021	250,000	255,748
Target Corp., 2.50%, 4/15/2026	250,000	237,064
3.90%, 11/15/2047	250,000	252,263

		1,050,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Multi-Utilities 0.5%
Ameren Corp., 3.65%, 2/15/2026	$250,000	$250,543
Ameren Illinois Co., 2.70%, 9/1/2022	350,000	346,608
Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	750,000	763,196
CenterPoint Energy, Inc., 2.50%, 9/1/2022	250,000	243,733
CMS Energy Corp., 3.00%, 5/15/2026	250,000	241,192
Consolidated Edison Co. of New York, Inc., 5.70%, 6/15/2040	150,000	189,977
3.95%, 3/1/2043	250,000	257,415
Dominion Energy, Inc., 5.20%, 8/15/2019	100,000	103,815
Series C, 2.00%, 8/15/2021	500,000	484,532
3.63%, 12/1/2024	250,000	253,330
Series B, 5.95%, 6/15/2035	174,000	215,035
Series C, 4.90%, 8/1/2041	250,000	280,153
NiSource, Inc., 5.95%, 6/15/2041	150,000	188,690
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	251,229
Sempra Energy, 4.05%, 12/1/2023	200,000	207,954
6.00%, 10/15/2039	100,000	127,394
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	100,000	103,278
WEC Energy Group, Inc., 3.55%, 6/15/2025	250,000	252,518

		4,760,592

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	250,000	278,818
6.45%, 9/15/2036	269,000	334,817
Apache Corp., 3.63%, 2/1/2021	250,000	254,316
4.75%, 4/15/2043	250,000	260,671
BP Capital Markets plc, 2.32%, 2/13/2020	250,000	249,356
4.50%, 10/1/2020	100,000	104,930
3.56%, 11/1/2021	250,000	256,934
3.06%, 3/17/2022	210,000	212,319
3.51%, 3/17/2025	250,000	254,491
Buckeye Partners LP, 4.15%, 7/1/2023	250,000	253,350
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	210,000	264,323
Cenovus Energy, Inc., 5.40%, 6/15/2047	250,000	265,867
Chevron Corp., 2.19%, 11/15/2019	55,000	54,887
2.36%, 12/5/2022	250,000	244,593
2.95%, 5/16/2026	250,000	244,759
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	350,000	353,380
ConocoPhillips, 5.90%, 10/15/2032	123,000	149,990
6.50%, 2/1/2039	200,000	276,195
ConocoPhillips Co., 2.40%, 12/15/2022	250,000	245,594
3.35%, 5/15/2025(e)	250,000	252,046
4.15%, 11/15/2034	145,000	154,379
Devon Energy Corp., 7.95%, 4/15/2032	250,000	344,143
Ecopetrol SA, 5.88%, 5/28/2045	325,000	343,281
El Paso Natural Gas Co. LLC, 8.37%, 6/15/2032	50,000	64,021
Enable Midstream Partners LP, 5.00%, 5/15/2044	150,000	149,855
Enbridge Energy Partners LP, 5.20%, 3/15/2020	250,000	261,999
5.88%, 10/15/2025	250,000	281,812
Enbridge, Inc., 5.50%, 12/1/2046	150,000	179,139
Encana Corp., 6.50%, 2/1/2038	250,000	316,781
Energy Transfer LP, 4.65%, 6/1/2021	100,000	104,393
5.20%, 2/1/2022	250,000	266,001
6.05%, 6/1/2041	100,000	107,991
6.50%, 2/1/2042	250,000	287,187
EnLink Midstream Partners LP, 4.85%, 7/15/2026	250,000	259,577
Enterprise Products Operating LLC, 6.13%, 10/15/2039	215,000	266,630
4.85%, 8/15/2042	150,000	163,563
4.95%, 10/15/2054	250,000	272,550
EOG Resources, Inc., 5.63%, 6/1/2019	130,000	135,315
4.10%, 2/1/2021	200,000	207,366
Exxon Mobil Corp., 3.18%, 3/15/2024	350,000	355,263
2.71%, 3/6/2025	250,000	244,043
3.04%, 3/1/2026	75,000	74,622
4.11%, 3/1/2046	200,000	216,257
Hess Corp., 4.30%, 4/1/2027	250,000	251,354
7.30%, 8/15/2031	127,000	155,740
Husky Energy, Inc., 3.95%, 4/15/2022	200,000	205,288
Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	144,000	161,882
6.38%, 3/1/2041	100,000	118,384
Kinder Morgan, Inc., 3.05%, 12/1/2019	500,000	502,631
4.30%, 6/1/2025	85,000	88,026
5.30%, 12/1/2034	200,000	214,763
5.05%, 2/15/2046	500,000	526,629
Magellan Midstream Partners LP, 4.25%, 9/15/2046	200,000	200,119
Marathon Oil Corp., 6.80%, 3/15/2032	82,000	100,660
Marathon Petroleum Corp., 5.13%, 3/1/2021	300,000	320,016
6.50%, 3/1/2041	100,000	128,083
MPLX LP, 5.50%, 2/15/2023	250,000	256,807
4.50%, 7/15/2023	250,000	261,231
4.13%, 3/1/2027	250,000	253,936
Nexen Energy ULC, 5.88%, 3/10/2035	92,000	109,720
6.40%, 5/15/2037	250,000	317,145
Noble Energy, Inc., 3.90%, 11/15/2024	250,000	255,569
6.00%, 3/1/2041	150,000	181,060
Occidental Petroleum Corp., 3.13%, 2/15/2022	200,000	202,270
3.40%, 4/15/2026	140,000	141,143
3.00%, 2/15/2027	500,000	487,245
ONEOK Partners LP, 4.90%, 3/15/2025	250,000	266,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc., 4.95%, 7/13/2047	$250,000	$266,158
Petro-Canada, 5.95%, 5/15/2035	189,000	233,421
Petroleos Mexicanos, 6.38%, 2/4/2021	500,000	542,750
4.50%, 1/23/2026	250,000	246,750
6.50%, 3/13/2027(c)	750,000	820,402
6.63%, 6/15/2035	301,000	319,391
5.50%, 6/27/2044	80,000	73,513
6.38%, 1/23/2045	250,000	250,375
5.63%, 1/23/2046	100,000	92,000
6.75%, 9/21/2047	359,000	375,155
Phillips 66, 5.88%, 5/1/2042	150,000	189,412
Phillips 66 Partners LP, 3.75%, 3/1/2028	250,000	247,288
Pioneer Natural Resources Co., 3.95%, 7/15/2022	50,000	51,550
Plains All American Pipeline LP, 4.70%, 6/15/2044	250,000	240,264
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	250,000	275,758
5.00%, 3/15/2027	500,000	530,918
Spectra Energy Partners LP, 3.50%, 3/15/2025	250,000	247,784
Statoil ASA, 2.75%, 11/10/2021	500,000	501,001
2.45%, 1/17/2023	750,000	733,923
Suncor Energy, Inc., 3.60%, 12/1/2024	120,000	121,700
4.00%, 11/15/2047	250,000	251,852
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/2027	500,000	489,257
5.35%, 5/15/2045	150,000	152,603
Total Capital International SA, 3.70%, 1/15/2024	500,000	518,988
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	257,449
4.63%, 3/1/2034	250,000	273,551
5.85%, 3/15/2036	150,000	185,383
Valero Energy Corp., 3.65%, 3/15/2025	205,000	207,926
7.50%, 4/15/2032	82,000	109,340
6.63%, 6/15/2037	100,000	132,201
Williams Partners LP, 3.90%, 1/15/2025	250,000	253,222
5.40%, 3/4/2044	250,000	283,939

		25,049,509

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	200,000	302,351

Pharmaceuticals 0.9%
Actavis, Inc., 3.25%, 10/1/2022	200,000	198,958
Allergan Funding SCS, 3.45%, 3/15/2022	155,000	155,894
3.85%, 6/15/2024	40,000	40,509
4.55%, 3/15/2035	100,000	104,511
4.85%, 6/15/2044	150,000	160,015
4.75%, 3/15/2045	84,000	88,646
AstraZeneca plc, 3.38%, 11/16/2025	500,000	497,959
6.45%, 9/15/2037	140,000	185,420
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	350,000	337,900
Eli Lilly & Co., 2.75%, 6/1/2025	45,000	44,380
3.10%, 5/15/2027	500,000	496,770
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	250,748
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034	139,000	166,914
Johnson & Johnson, 2.95%, 9/1/2020	100,000	101,569
2.45%, 12/5/2021	250,000	249,494
2.05%, 3/1/2023	500,000	484,059
2.45%, 3/1/2026	75,000	71,659
4.95%, 5/15/2033	287,000	340,164
3.63%, 3/3/2037	250,000	256,484
3.75%, 3/3/2047	250,000	257,792
Merck & Co., Inc., 2.75%, 2/10/2025	220,000	215,245
4.15%, 5/18/2043	250,000	270,306
Mylan NV, 3.15%, 6/15/2021	750,000	749,641
3.95%, 6/15/2026	250,000	248,454
Novartis Capital Corp., 2.40%, 5/17/2022	500,000	493,766
3.40%, 5/6/2024	500,000	511,590
3.00%, 11/20/2025	250,000	248,675
Pfizer, Inc., 3.00%, 12/15/2026	250,000	246,221
7.20%, 3/15/2039	375,000	562,270
Pharmacia LLC, 6.60%, 12/1/2028	123,000	158,450
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/2021	750,000	732,355
3.20%, 9/23/2026	190,000	182,025
Zoetis, Inc., 3.25%, 2/1/2023	50,000	50,198
4.50%, 11/13/2025	115,000	123,015

		9,282,056

Road & Rail 0.3%
Burlington Northern Santa Fe LLC, 7.95%, 8/15/2030	144,000	199,621
5.05%, 3/1/2041	350,000	414,772
4.70%, 9/1/2045	150,000	172,751
Canadian National Railway Co., 6.90%, 7/15/2028	168,000	217,787
6.20%, 6/1/2036	64,000	85,166
Canadian Pacific Railway Co., 4.50%, 1/15/2022	500,000	524,680
2.90%, 2/1/2025	250,000	243,359
CSX Corp., 5.50%, 4/15/2041	100,000	120,786
3.95%, 5/1/2050	250,000	245,888
Norfolk Southern Corp., 2.90%, 2/15/2023	92,000	91,178
5.59%, 5/17/2025	59,000	66,462
4.84%, 10/1/2041	15,000	17,093
4.45%, 6/15/2045	50,000	54,162
4.05%, 8/15/2052(c)	132,000	132,518
Ryder System, Inc., 2.50%, 5/11/2020	105,000	104,541
Union Pacific Corp., 3.25%, 8/15/2025	250,000	252,210
3.60%, 9/15/2037	250,000	251,963
4.15%, 1/15/2045	150,000	161,036
4.05%, 3/1/2046	105,000	111,847

		3,467,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 6/15/2021	$300,000	$315,930
4.35%, 4/1/2047	250,000	271,091
Broadcom Corp., 3.63%, 1/15/2024(c)	750,000	739,920
Intel Corp., 1.70%, 5/19/2021	750,000	729,539
2.70%, 12/15/2022	250,000	248,565
3.70%, 7/29/2025	150,000	155,237
4.10%, 5/11/2047	250,000	264,730
3.73%, 12/8/2047(c)	207,000	207,371
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	229,247
Lam Research Corp., 3.80%, 3/15/2025	145,000	148,610
QUALCOMM, Inc., (ICE LIBOR USD 3 Month + 0.45%), 1.89%, 5/20/2020(b)	55,000	55,205
2.60%, 1/30/2023	70,000	67,638
3.25%, 5/20/2027	500,000	478,018
4.65%, 5/20/2035	250,000	264,498
Texas Instruments, Inc., 1.75%, 5/1/2020	250,000	246,505

		4,422,104

Software 0.7%
Adobe Systems, Inc., 3.25%, 2/1/2025	70,000	70,542
CA, Inc. , 4.50%, 8/15/2023	240,000	252,583
Microsoft Corp., 3.00%, 10/1/2020	350,000	355,847
2.00%, 8/8/2023	250,000	239,168
3.63%, 12/15/2023	250,000	259,212
2.88%, 2/6/2024	185,000	183,803
2.40%, 8/8/2026	465,000	437,638
3.30%, 2/6/2027	250,000	252,196
3.50%, 2/12/2035	665,000	672,884
4.45%, 11/3/2045	75,000	84,966
3.70%, 8/8/2046	500,000	506,970
4.25%, 2/6/2047	500,000	553,517
4.50%, 2/6/2057	150,000	171,853
Oracle Corp., 5.00%, 7/8/2019	100,000	103,788
2.25%, 10/8/2019	250,000	249,895
1.90%, 9/15/2021	500,000	486,396
2.40%, 9/15/2023	500,000	484,336
2.65%, 7/15/2026	495,000	470,683
3.25%, 5/15/2030	400,000	394,596
4.30%, 7/8/2034	350,000	379,231
4.00%, 7/15/2046	250,000	258,301
4.00%, 11/15/2047	500,000	513,380

		7,381,785

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/2020	200,000	205,899
3.25%, 4/15/2025	165,000	161,569
Bed Bath & Beyond, Inc., 4.92%, 8/1/2034	250,000	221,919
Home Depot, Inc. (The), 1.80%, 6/5/2020	750,000	740,253
3.35%, 9/15/2025	45,000	45,574
5.88%, 12/16/2036	230,000	305,187
5.95%, 4/1/2041	100,000	133,335
4.40%, 3/15/2045	200,000	222,088
Lowe’s Cos., Inc., 6.50%, 3/15/2029	164,000	206,094
4.25%, 9/15/2044	250,000	267,788

		2,509,706

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 2.30%, 5/11/2022	1,000,000	980,035
3.45%, 5/6/2024	500,000	509,912
2.50%, 2/9/2025	170,000	162,660
3.25%, 2/23/2026	95,000	94,866
2.45%, 8/4/2026	190,000	178,287
3.35%, 2/9/2027	1,000,000	999,847
3.00%, 11/13/2027	500,000	485,751
3.85%, 5/4/2043	250,000	253,869
4.38%, 5/13/2045	145,000	158,570
4.65%, 2/23/2046	230,000	261,567
Dell International LLC, 4.42%, 6/15/2021(c)	500,000	518,499
6.02%, 6/15/2026(c)	240,000	262,464
8.35%, 7/15/2046(c)	150,000	196,848
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	500,000	523,173
HP, Inc., 4.65%, 12/9/2021	500,000	527,594
NetApp, Inc., 3.38%, 6/15/2021	150,000	151,684
Seagate HDD Cayman, 4.75%, 1/1/2025	200,000	198,685
Xerox Corp., 4.07%, 3/17/2022	100,000	101,687
4.80%, 3/1/2035	120,000	117,768

		6,683,766

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 6/1/2021	100,000	104,613
NIKE, Inc., 3.38%, 11/1/2046	100,000	93,739
VF Corp., 3.50%, 9/1/2021	200,000	204,841

		403,193

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	250,000	260,171

Tobacco 0.4%
Altria Group, Inc., 9.25%, 8/6/2019	89,000	97,865
2.63%, 1/14/2020	250,000	250,406
2.85%, 8/9/2022	250,000	248,668
4.25%, 8/9/2042	100,000	102,795
5.38%, 1/31/2044	100,000	119,644
BAT Capital Corp., 2.30%, 8/14/2020(c)	150,000	148,213
2.76%, 8/15/2022(c)	150,000	147,337
3.22%, 8/15/2024(c)	150,000	147,697
3.56%, 8/15/2027(c)	250,000	244,385
4.39%, 8/15/2037(c)	250,000	256,972
4.54%, 8/15/2047(c)	150,000	154,615

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Tobacco (continued)
Philip Morris International, Inc., 2.00%, 2/21/2020	$500,000	$494,931
3.60%, 11/15/2023	500,000	511,871
3.25%, 11/10/2024	350,000	350,336
4.88%, 11/15/2043	150,000	168,488
Reynolds American, Inc., 4.45%, 6/12/2025	500,000	523,722
5.70%, 8/15/2035	75,000	88,227

		4,056,172

Trading Companies & Distributors 0.0%†
Air Lease Corp., 3.63%, 12/1/2027	500,000	488,078

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	250,000	268,851
United Utilities plc, 5.38%, 2/1/2019	100,000	102,868

		371,719

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 3/30/2020	500,000	523,585
3.13%, 7/16/2022	500,000	500,395
6.38%, 3/1/2035	123,000	151,829
Rogers Communications, Inc., 5.00%, 3/15/2044	250,000	280,057
Vodafone Group plc, 2.95%, 2/19/2023	250,000	249,089
7.88%, 2/15/2030	144,000	192,435
6.15%, 2/27/2037	75,000	92,790

		1,990,180

Total Corporate Bonds (cost $267,214,220)		273,850,340

Foreign Government Securities 1.5%

	Principal Amount	Value
CANADA 0.3%
Canada Government Bond, 1.63%, 2/27/2019	500,000	497,045
Export Development Canada, 1.63%, 12/3/2019	750,000	742,093
Province of British Columbia Canada, 2.00%, 10/23/2022	500,000	482,893
Province of Manitoba, 1.75%, 5/30/2019	500,000	496,585
Province of Ontario, 2.20%, 10/3/2022	500,000	486,278
Province of Quebec, 2.88%, 10/16/2024	250,000	248,487
7.50%, 9/15/2029	200,000	276,971

		3,230,352

CHILE 0.0%†
Republic of Chile, 3.86%, 6/21/2047	250,000	250,625

COLOMBIA 0.2%
Republic of Colombia, 7.38%, 3/18/2019	600,000	631,500
3.88%, 4/25/2027	250,000	252,125
7.38%, 9/18/2037	250,000	332,875
5.00%, 6/15/2045	350,000	367,850

		1,584,350

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024	750,000	835,365

INDONESIA 0.0%†
Republic of Indonesia, 4.35%, 1/11/2048	250,000	247,224

ISRAEL 0.0%†
Israel Government Bond, 3.15%, 6/30/2023	250,000	251,632

ITALY 0.0%†
Republic of Italy, 5.38%, 6/15/2033	184,000	212,539

JAPAN 0.1%
Japan Bank for International Cooperation, 2.88%, 6/1/2027	1,000,000	986,290

MEXICO 0.2%
United Mexican States, 3.63%, 3/15/2022	500,000	513,500
4.13%, 1/21/2026	250,000	257,500
6.75%, 9/27/2034	373,000	475,575
5.55%, 1/21/2045	200,000	224,000
4.60%, 1/23/2046	500,000	488,750
5.75%, 10/12/2110	200,000	209,200

		2,168,525

PANAMA 0.1%
Republic of Panama, 5.20%, 1/30/2020	250,000	262,500
6.70%, 1/26/2036	250,000	329,625

		592,125

PERU 0.1%
Republic of Peru, 7.13%, 3/30/2019	370,000	389,795
4.13%, 8/25/2027	500,000	535,000
5.63%, 11/18/2050	200,000	251,700

		1,176,495

PHILIPPINES 0.1%
Republic of Philippines, 6.50%, 1/20/2020	250,000	268,854
7.75%, 1/14/2031	250,000	350,918
6.38%, 10/23/2034	250,000	330,801
3.70%, 3/1/2041	250,000	245,668

		1,196,241

POLAND 0.1%
Republic of Poland, 5.13%, 4/21/2021	125,000	133,925
5.00%, 3/23/2022	450,000	485,889
4.00%, 1/22/2024	250,000	262,505

		882,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value
SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/2021	$350,000	$360,059
2.88%, 1/21/2025	350,000	336,778
Republic of Korea, 5.63%, 11/3/2025	200,000	233,040

		929,877

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024	350,000	375,725
4.38%, 10/27/2027	250,000	265,250
5.10%, 6/18/2050	150,000	162,975

		803,950

Total Foreign Government Securities (cost $15,096,685)		15,347,909

Mortgage-Backed Securities 28.0%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G11399 5.50%, 4/1/2018	3	3
Pool# B10210 5.50%, 10/1/2018	1,588	1,596
Pool# E01604 5.50%, 3/1/2019	1,941	1,958
Pool# B15396 5.50%, 6/1/2019	2,062	2,064
Pool# G18007 6.00%, 7/1/2019	1,209	1,226
Pool# B16087 6.00%, 8/1/2019	8,785	8,859
Pool# G18022 5.50%, 11/1/2019	5,616	5,717
Pool# B14288 5.50%, 12/1/2019	2,715	2,742
Pool# J00935 5.00%, 12/1/2020	4,484	4,555
Pool# J00854 5.00%, 1/1/2021	5,306	5,390
Pool# J00855 5.50%, 1/1/2021	7,704	7,866
Pool# J01279 5.50%, 2/1/2021	2,059	2,105
Pool# J01570 5.50%, 4/1/2021	2,605	2,674
Pool# J06015 5.00%, 5/1/2021	15,704	15,954
Pool# J01771 5.00%, 5/1/2021	4,598	4,671
Pool# J05950 5.50%, 5/1/2021	29,663	30,413
Pool# G18122 5.00%, 6/1/2021	5,728	5,920
Pool# J01980 6.00%, 6/1/2021	5,733	5,739
Pool# J03074 5.00%, 7/1/2021	3,917	4,010
Pool# J03028 5.50%, 7/1/2021	1,013	1,035
Pool# J09912 4.00%, 6/1/2024	797,377	823,287
Pool# C00351 8.00%, 7/1/2024	283	309
Pool# D60780 8.00%, 6/1/2025	1,323	1,420
Pool# G30267 5.00%, 8/1/2025	149,370	159,885
Pool# J13883 3.50%, 12/1/2025	472,504	486,736
Pool# J18702 3.00%, 3/1/2027	232,556	233,757
Pool# J18127 3.00%, 3/1/2027	206,109	207,174
Pool# J19106 3.00%, 5/1/2027	95,832	96,347
Pool# J20471 3.00%, 9/1/2027	419,991	422,206
Pool# D82854 7.00%, 10/1/2027	906	962
Pool# G14609 3.00%, 11/1/2027	577,739	580,800
Pool# C00566 7.50%, 12/1/2027	968	1,089
Pool# G15100 2.50%, 7/1/2028	166,416	164,938
Pool# C18271 7.00%, 11/1/2028	1,699	1,841
Pool# C00678 7.00%, 11/1/2028	1,298	1,452
Pool# C00836 7.00%, 7/1/2029	537	600
Pool# C31285 7.00%, 9/1/2029	1,494	1,668
Pool# C31282 7.00%, 9/1/2029	64	66
Pool# C32914 8.00%, 11/1/2029	2,090	2,226
Pool# G18536 2.50%, 1/1/2030	1,966,279	1,938,193
Pool# C37436 8.00%, 1/1/2030	1,693	1,925
Pool# C36306 7.00%, 2/1/2030	492	507
Pool# C36429 7.00%, 2/1/2030	491	504
Pool# C00921 7.50%, 2/1/2030	1,058	1,203
Pool# G01108 7.00%, 4/1/2030	429	478
Pool# C37703 7.50%, 4/1/2030	936	1,028
Pool# G18552 3.00%, 5/1/2030	893,323	898,043
Pool# J32243 3.00%, 7/1/2030	805,953	810,335
Pool# J32257 3.00%, 7/1/2030	52,117	52,427
Pool# J32255 3.00%, 7/1/2030	49,533	49,803
Pool# C41561 8.00%, 8/1/2030	1,494	1,555
Pool# C01051 8.00%, 9/1/2030	1,879	2,152
Pool# C43550 7.00%, 10/1/2030	2,434	2,567
Pool# C44017 7.50%, 10/1/2030	351	357
Pool# C43967 8.00%, 10/1/2030	4,365	4,376
Pool# C44957 8.00%, 11/1/2030	1,664	1,827

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C01106 7.00%, 12/1/2030	$7,795	$8,709
Pool# C01103 7.50%, 12/1/2030	886	1,046
Pool# C01116 7.50%, 1/1/2031	629	702
Pool# C46932 7.50%, 1/1/2031	507	524
Pool# C47287 7.50%, 2/1/2031	1,094	1,136
Pool# G01217 7.00%, 3/1/2031	8,108	9,116
Pool# C48206 7.50%, 3/1/2031	1,342	1,345
Pool# C91366 4.50%, 4/1/2031	133,886	141,551
Pool# G18601 3.00%, 5/1/2031	51,854	52,122
Pool# G18605 3.00%, 6/1/2031	27,576	27,719
Pool# C91377 4.50%, 6/1/2031	70,139	74,156
Pool# C53324 7.00%, 6/1/2031	1,237	1,293
Pool# C01209 8.00%, 6/1/2031	527	574
Pool# C54792 7.00%, 7/1/2031	1,779	1,846
Pool# C55071 7.50%, 7/1/2031	478	490
Pool# G01309 7.00%, 8/1/2031	1,446	1,643
Pool# G01311 7.00%, 9/1/2031	8,712	9,928
Pool# C01222 7.00%, 9/1/2031	990	1,127
Pool# G01315 7.00%, 9/1/2031	304	344
Pool# C58694 7.00%, 10/1/2031	3,387	3,547
Pool# C58647 7.00%, 10/1/2031	200	202
Pool# C60012 7.00%, 11/1/2031	589	606
Pool# C61298 8.00%, 11/1/2031	2,009	2,060
Pool# J35957 2.50%, 12/1/2031	466,072	459,414
Pool# C61105 7.00%, 12/1/2031	4,246	4,464
Pool# C01305 7.50%, 12/1/2031	725	798
Pool# C63171 7.00%, 1/1/2032	4,699	5,225
Pool# V61548 2.50%, 2/1/2032	484,314	477,396
Pool# C64121 7.50%, 2/1/2032	1,503	1,542
Pool# G01391 7.00%, 4/1/2032	15,389	17,664
Pool# C01345 7.00%, 4/1/2032	5,128	5,741
Pool# C65717 7.50%, 4/1/2032	3,219	3,289
Pool# C01370 8.00%, 4/1/2032	1,846	2,089
Pool# G16285 3.50%, 5/1/2032	41,020	42,088
Pool# C66916 7.00%, 5/1/2032	13,351	14,822
Pool# C01381 8.00%, 5/1/2032	12,266	14,099
Pool# C68300 7.00%, 6/1/2032	6,743	7,469
Pool# C68290 7.00%, 6/1/2032	1,808	1,916
Pool# G01449 7.00%, 7/1/2032	9,687	10,871
Pool# C69908 7.00%, 8/1/2032	19,146	20,967
Pool# C91558 3.50%, 9/1/2032	150,280	153,840
Pool# G01536 7.00%, 3/1/2033	11,225	12,462
Pool# G30646 3.00%, 5/1/2033	216,494	216,427
Pool# G30642 3.00%, 5/1/2033	97,854	97,823
Pool# K90535 3.00%, 5/1/2033	44,304	44,195
Pool# A16419 6.50%, 11/1/2033	11,839	13,121
Pool# A16522 6.50%, 12/1/2033	23,103	25,677
Pool# C01806 7.00%, 1/1/2034	9,275	9,661
Pool# A21356 6.50%, 4/1/2034	37,126	41,256
Pool# C01851 6.50%, 4/1/2034	25,150	28,726
Pool# A24301 6.50%, 5/1/2034	37,269	41,304
Pool# A22067 6.50%, 5/1/2034	30,913	34,260
Pool# A24988 6.50%, 7/1/2034	8,629	9,563
Pool# G01741 6.50%, 10/1/2034	11,176	12,550
Pool# G08023 6.50%, 11/1/2034	21,634	23,976
Pool# A33137 6.50%, 1/1/2035	2,879	3,191
Pool# G08064 6.50%, 4/1/2035	9,493	10,841
Pool# G01947 7.00%, 5/1/2035	10,913	12,148
Pool# G08088 6.50%, 10/1/2035	93,848	104,535
Pool# A39759 5.50%, 11/1/2035	9,215	10,044
Pool# A40376 5.50%, 12/1/2035	9,284	10,216
Pool# A42305 5.50%, 1/1/2036	24,131	26,282
Pool# A41548 7.00%, 1/1/2036	13,396	14,714
Pool# G08111 5.50%, 2/1/2036	29,569	32,590
Pool# A43886 5.50%, 3/1/2036	379,303	425,790
Pool# A43861 5.50%, 3/1/2036	50,080	54,258
Pool# G08116 5.50%, 3/1/2036	30,908	34,025
Pool# A43534 6.50%, 3/1/2036	13,661	15,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A48735 5.50%, 5/1/2036	$9,970	$10,805
Pool# G08136 6.50%, 6/1/2036	13,189	14,617
Pool# A53039 6.50%, 10/1/2036	34,514	38,250
Pool# A53219 6.50%, 10/1/2036	1,032	1,144
Pool# A57803 6.50%, 2/1/2037	98,312	108,956
Pool# G04251 6.50%, 4/1/2038	5,927	6,620
Pool# A79540 6.50%, 7/1/2038	1,905	2,111
Pool# G04569 6.50%, 8/1/2038	7,409	8,212
Pool# A84252 6.50%, 1/1/2039	20,614	22,846
Pool# A84287 6.50%, 1/1/2039	11,079	12,278
Pool# G05535 4.50%, 7/1/2039	1,028,659	1,087,852
Pool# A91165 5.00%, 2/1/2040	1,766,795	1,915,926
Pool# G60342 4.50%, 5/1/2042	208,733	220,709
Pool# G60195 4.00%, 6/1/2042	506,686	525,796
Pool# G07158 3.50%, 10/1/2042	323,400	328,167
Pool# Q12051 3.50%, 10/1/2042	189,175	191,984
Pool# G07163 3.50%, 10/1/2042	156,826	159,159
Pool# Q11532 3.50%, 10/1/2042	134,412	136,412
Pool# C09020 3.50%, 11/1/2042	684,147	694,325
Pool# G07264 3.50%, 12/1/2042	336,764	341,774
Pool# Q14292 3.50%, 1/1/2043	64,663	65,625
Pool# Q14881 3.50%, 1/1/2043	64,011	64,956
Pool# Q15884 3.00%, 2/1/2043	667,028	657,637
Pool# V80002 2.50%, 4/1/2043	341,180	322,365
Pool# Q16915 3.00%, 4/1/2043	626,505	617,628
Pool# Q17675 3.50%, 4/1/2043	328,533	333,367
Pool# Q18523 3.50%, 5/1/2043	891,947	905,215
Pool# Q18751 3.50%, 6/1/2043	1,275,601	1,294,394
Pool# G07410 3.50%, 7/1/2043	119,077	120,949
Pool# G07459 3.50%, 8/1/2043	614,279	623,416
Pool# G60038 3.50%, 1/1/2044	897,318	910,657
Pool# Q26869 4.00%, 6/1/2044	1,006,264	1,048,165
Pool# G07946 4.00%, 7/1/2044	170,293	177,349
Pool# Q28607 3.50%, 9/1/2044	179,846	182,414
Pool# Q30833 4.00%, 1/1/2045	15,479	16,003
Pool# G60400 4.50%, 1/1/2045	176,854	188,287
Pool# Q34165 4.00%, 6/1/2045	303,258	313,531
Pool# V81873 4.00%, 8/1/2045	45,642	47,188
Pool# Q38357 4.00%, 1/1/2046	17,932	18,540
Pool# Q39434 3.50%, 3/1/2046	67,449	68,296
Pool# Q39440 4.00%, 3/1/2046	21,361	22,085
Pool# G08704 4.50%, 4/1/2046	35,526	37,432
Pool# Q40097 4.50%, 4/1/2046	3,568	3,760
Pool# G60582 3.50%, 5/1/2046	182,406	184,846
Pool# Q40718 3.50%, 5/1/2046	67,902	68,675
Pool# G08707 4.00%, 5/1/2046	313,460	324,079
Pool# Q40649 4.00%, 5/1/2046	284,032	293,654
Pool# G08708 4.50%, 5/1/2046	26,306	27,717
Pool# Q40728 4.50%, 5/1/2046	5,380	5,669
Pool# Q41903 3.50%, 7/1/2046	326,033	329,744
Pool# Q41491 3.50%, 7/1/2046	45,828	46,349
Pool# Q41935 3.50%, 7/1/2046	22,174	22,474
Pool# Q41947 4.50%, 7/1/2046	15,608	16,445
Pool# Q42596 3.50%, 8/1/2046	305,788	309,271
Pool# Q42393 3.50%, 8/1/2046	58,037	58,698
Pool# Q42203 3.50%, 8/1/2046	44,064	44,640
Pool# V82617 3.50%, 9/1/2046	191,505	193,687
Pool# G08722 3.50%, 9/1/2046	55,361	55,991
Pool# G60733 4.50%, 9/1/2046	66,238	70,775
Pool# Q44223 3.50%, 11/1/2046	43,050	43,540
Pool# Q44473 3.50%, 11/1/2046	39,505	39,956
Pool# G08734 4.00%, 11/1/2046	435,968	450,737
Pool# V82849 3.00%, 12/1/2046	1,978,889	1,942,814
Pool# G08737 3.00%, 12/1/2046	1,674,397	1,642,943
Pool# G08738 3.50%, 12/1/2046	1,497,462	1,514,526
Pool# Q45024 3.50%, 12/1/2046	83,423	84,782
Pool# G08748 3.50%, 2/1/2047	86,023	87,003
Pool# G08749 4.00%, 2/1/2047	757,565	783,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08751 3.50%, 3/1/2047	$392,005	$396,466
Pool# G08754 4.50%, 3/1/2047	116,429	122,675
Pool# Q47592 3.50%, 4/1/2047	188,476	190,616
Pool# Q47484 3.50%, 4/1/2047	78,666	79,563
Pool# G60988 3.00%, 5/1/2047	1,207,607	1,185,349
Pool# Q48098 3.50%, 5/1/2047	292,367	295,699
Pool# G08762 4.00%, 5/1/2047	1,467,241	1,516,944
Pool# Q48237 4.50%, 5/1/2047	740,747	780,486
Pool# G08767 4.00%, 6/1/2047	92,072	95,191
Pool# G61011 4.50%, 6/1/2047	185,606	197,107
Pool# G08774 3.50%, 8/1/2047	217,365	219,842
Pool# G08776 4.50%, 8/1/2047	188,979	199,117
Pool# G08779 3.50%, 9/1/2047	3,907,373	3,951,903
Pool# G08780 4.00%, 9/1/2047	2,651,258	2,742,271
Pool# G08785 4.00%, 10/1/2047	171,363	177,168
Pool# G08786 4.50%, 10/1/2047	502,046	530,758
Pool# Q52075 4.00%, 11/1/2047	670,631	695,122
Pool# G08789 4.00%, 11/1/2047	496,963	514,331
Pool# G08790 4.50%, 11/1/2047	391,518	413,475
Pool# G08793 4.00%, 12/1/2047	536,103	554,839
Pool# G08794 4.50%, 12/1/2047	123,514	130,442
Pool# G08798 4.50%, 1/1/2048	711,276	749,434
FHLMC Non Gold Pool
Pool# 1B8478 3.23%, 7/1/2041(a)	148,271	154,851
Pool# 2B0108 3.65%, 1/1/2042(a)	8,169	8,543
FHLMC TBA 3.50%, 7/15/2027	533,000	546,200
3.00%, 1/15/2029	3,598,000	3,614,866
2.50%, 3/15/2029	4,169,000	4,104,839
4.00%, 9/15/2043	3,235,754	3,343,882
3.50%, 6/15/2044	9,414,000	9,505,198
3.00%, 9/15/2044	12,142,000	11,898,180
4.50%, 2/15/2048	43,000	45,303
FNMA Pool
Pool# 969977 5.00%, 5/1/2023	148,352	150,477
Pool# AA2549 4.00%, 4/1/2024	86,831	89,670
Pool# 935348 5.50%, 6/1/2024	13,108	13,157
Pool# AC1374 4.00%, 8/1/2024	107,390	111,805
Pool# AC1529 4.50%, 9/1/2024	44,718	46,603
Pool# AD0244 4.50%, 10/1/2024	34,108	35,552
Pool# AD4089 4.50%, 5/1/2025	315,028	328,363
Pool# 890216 4.50%, 7/1/2025	60,234	62,785
Pool# AH1361 3.50%, 12/1/2025	205,451	210,733
Pool# AH1518 3.50%, 12/1/2025	110,918	113,551
Pool# AE6384 4.00%, 1/1/2026	20,313	21,055
Pool# AL0298 4.00%, 5/1/2026	296,916	309,172
Pool# AB4277 3.00%, 1/1/2027	886,540	893,599
Pool# AP4746 3.00%, 8/1/2027	142,796	143,933
Pool# AP7855 3.00%, 9/1/2027	885,806	892,860
Pool# AP4640 3.00%, 9/1/2027	92,147	92,883
Pool# AQ5096 3.00%, 11/1/2027	196,383	197,947
Pool# AB6887 3.00%, 11/1/2027	151,280	152,485
Pool# AQ4532 3.00%, 11/1/2027	122,036	123,012
Pool# AQ3758 3.00%, 11/1/2027	96,093	96,859
Pool# AQ7406 3.00%, 11/1/2027	93,998	94,749
Pool# AB6886 3.00%, 11/1/2027	75,609	76,211
Pool# AQ2884 3.00%, 12/1/2027	85,908	86,593
Pool# AS0487 2.50%, 9/1/2028	336,932	333,963
Pool# 930998 4.50%, 4/1/2029	46,028	48,598
Pool# MA0243 5.00%, 11/1/2029	23,840	25,459
Pool# BM1507 2.50%, 12/1/2029	136,259	134,940
Pool# AL8077 3.50%, 12/1/2029	29,090	29,795
Pool# MA0268 5.00%, 12/1/2029	19,457	20,778
Pool# AX7727 2.50%, 3/1/2030	523,803	517,729
Pool# AD5655 5.00%, 5/1/2030	49,383	52,743
Pool# AB1038 5.00%, 5/1/2030	29,731	31,755
Pool# MA0443 5.00%, 5/1/2030	28,959	30,933
Pool# AS5412 2.50%, 7/1/2030	76,194	75,310
Pool# AS5420 3.00%, 7/1/2030	110,921	111,738
Pool# AL7152 3.50%, 7/1/2030	738,409	757,444
Pool# AS5702 2.50%, 8/1/2030	579,644	572,918
Pool# AZ4898 2.50%, 8/1/2030	367,594	363,328
Pool# AY8448 3.00%, 8/1/2030	356,295	358,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AZ5718 3.00%, 9/1/2030	$460,615	$464,005
Pool# AZ2953 3.00%, 9/1/2030	452,500	455,836
Pool# MA0559 5.00%, 9/1/2030	11,259	12,026
Pool# AS6060 3.00%, 10/1/2030	513,017	516,797
Pool# AZ9234 3.50%, 10/1/2030	39,206	40,144
Pool# AS6272 2.50%, 12/1/2030	109,718	108,132
Pool# AH1515 4.00%, 12/1/2030	430,735	448,192
Pool# AD0716 6.50%, 12/1/2030	294,716	328,942
Pool# BA6532 2.50%, 1/1/2031	93,541	92,188
Pool# MA0641 4.00%, 2/1/2031	429,465	446,836
Pool# 560868 7.50%, 2/1/2031	517	525
Pool# AS6919 3.50%, 3/1/2031	91,127	93,422
Pool# BC5968 2.50%, 4/1/2031	135,249	133,294
Pool# AL8561 3.50%, 6/1/2031	69,864	71,892
Pool# BM1888 2.50%, 10/1/2031	992,126	983,261
Pool# AS8038 2.50%, 10/1/2031	358,699	353,513
Pool# AS8612 3.00%, 10/1/2031	152,136	152,986
Pool# 607212 7.50%, 10/1/2031	2,750	2,803
Pool# 607632 6.50%, 11/1/2031	89	99
Pool# MA2871 3.00%, 1/1/2032	262,184	263,650
Pool# AS8609 3.00%, 1/1/2032	121,995	122,678
Pool# AL9585 3.50%, 1/1/2032	32,384	33,365
Pool# BM1036 2.50%, 2/1/2032	1,051,241	1,036,065
Pool# AS8767 3.00%, 2/1/2032	111,219	111,954
Pool# AL9899 3.00%, 3/1/2032	167,395	168,502
Pool# MA1029 3.50%, 4/1/2032	371,074	379,068
Pool# AS9695 3.50%, 5/1/2032	157,126	161,779
Pool# 890786 3.50%, 6/1/2032	104,466	107,758
Pool# MA1107 3.50%, 7/1/2032	100,536	102,703
Pool# BH6610 3.50%, 7/1/2032	31,785	32,638
Pool# BH5355 3.50%, 8/1/2032	48,217	49,542
Pool# MA1166 3.50%, 9/1/2032	582,546	595,083
Pool# BH9391 3.50%, 10/1/2032	35,437	36,413
Pool# MA3188 3.00%, 11/1/2032	380,211	382,439
Pool# MA3247 3.00%, 1/1/2033	268,585	270,158
Pool# 656559 6.50%, 2/1/2033	26,222	29,052
Pool# 694846 6.50%, 4/1/2033	8,462	9,375
Pool# AB9402 3.00%, 5/1/2033	262,062	261,548
Pool# AB9403 3.00%, 5/1/2033	104,384	104,180
Pool# AB9300 3.00%, 5/1/2033	94,679	94,494
Pool# 254767 5.50%, 6/1/2033	670,235	737,278
Pool# MA1527 3.00%, 8/1/2033	527,164	526,131
Pool# 750229 6.50%, 10/1/2033	22,739	25,194
Pool# 725228 6.00%, 3/1/2034	689,193	779,664
Pool# 725424 5.50%, 4/1/2034	753,040	828,999
Pool# 788027 6.50%, 9/1/2034	17,764	19,682
Pool# 735141 5.50%, 1/1/2035	385,748	424,665
Pool# 735227 5.50%, 2/1/2035	430,205	473,658
Pool# AL4260 5.50%, 9/1/2036	54,079	59,516
Pool# 310104 5.50%, 8/1/2037	412,982	454,689
Pool# 955194 7.00%, 11/1/2037	220,726	242,943
Pool# AC9890 3.44%, 4/1/2040 (a)	646,245	673,929
Pool# AD8536 5.00%, 8/1/2040	1,637,474	1,767,145
Pool# AB1735 3.50%, 11/1/2040	8,722	8,809
Pool# AB2067 3.50%, 1/1/2041	480,451	487,847
Pool# AB2068 3.50%, 1/1/2041	281,655	285,989
Pool# 932888 3.50%, 1/1/2041	158,323	161,053
Pool# 932891 3.50%, 1/1/2041	28,398	28,853
Pool# AL6521 5.00%, 4/1/2041	1,035,303	1,123,116
Pool# AL0390 5.00%, 5/1/2041	397,101	428,774
Pool# AL5863 4.50%, 6/1/2041	655,349	694,420
Pool# AJ1249 3.29%, 9/1/2041(a)	162,883	169,755
Pool# AI9920 4.00%, 9/1/2041	20,345	21,114
Pool# AI9851 4.50%, 9/1/2041	65,202	69,219
Pool# AL0761 5.00%, 9/1/2041	680,566	734,003
Pool# AJ5431 4.50%, 10/1/2041	111,871	118,496
Pool# AL0933 5.00%, 10/1/2041	145,539	157,160
Pool# AJ4861 4.00%, 12/1/2041	259,493	269,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AL1437 2.74%, 1/1/2042(a)	$108,557	$113,672
Pool# AX5316 4.50%, 1/1/2042	24,635	26,162
Pool# AL2499 4.50%, 1/1/2042	11,678	12,450
Pool# AX5297 5.00%, 1/1/2042	32,585	35,189
Pool# AW8167 3.50%, 2/1/2042	635,097	644,869
Pool# AK0714 3.65%, 2/1/2042(a)	16,660	17,329
Pool# AB5185 3.50%, 5/1/2042	437,249	443,904
Pool# AO3575 4.50%, 5/1/2042	62,967	66,380
Pool# 890621 5.00%, 5/1/2042	99,160	107,063
Pool# AO4647 3.50%, 6/1/2042	737,739	748,946
Pool# AO8036 4.50%, 7/1/2042	1,085,408	1,151,174
Pool# AP1961 2.45%, 8/1/2042(a)	151,641	155,587
Pool# AP2092 4.50%, 8/1/2042	33,794	35,624
Pool# AP6579 3.50%, 9/1/2042	843,780	856,776
Pool# AP7489 4.00%, 9/1/2042	573,159	594,706
Pool# AP6756 4.00%, 9/1/2042	15,302	15,895
Pool# AL2782 4.50%, 9/1/2042	103,010	109,221
Pool# AB6524 3.50%, 10/1/2042	1,454,421	1,476,389
Pool# AB7074 3.00%, 11/1/2042	1,179,641	1,162,730
Pool# AB6786 3.50%, 11/1/2042	475,328	482,459
Pool# AL2677 3.50%, 11/1/2042	221,161	224,548
Pool# AB7362 3.00%, 12/1/2042	638,333	629,184
Pool# MA1273 3.50%, 12/1/2042	360,200	366,103
Pool# AR4210 3.50%, 1/1/2043	298,546	302,978
Pool# AR8213 3.50%, 4/1/2043	325,292	330,304
Pool# AB9238 3.00%, 5/1/2043	792,602	781,187
Pool# AB9237 3.00%, 5/1/2043	565,532	557,449
Pool# AB9236 3.00%, 5/1/2043	130,856	129,029
Pool# AB9362 3.50%, 5/1/2043	580,786	589,330
Pool# AT4145 3.00%, 6/1/2043	286,647	282,501
Pool# AB9814 3.00%, 7/1/2043	767,996	756,933
Pool# AS0203 3.00%, 8/1/2043	335,123	330,244
Pool# AS0255 4.50%, 8/1/2043	254,998	269,607
Pool# AL6951 3.50%, 10/1/2043	520,914	528,745
Pool# AS2276 4.50%, 4/1/2044	451,667	477,389
Pool# AW1006 4.00%, 5/1/2044	193,876	202,461
Pool# AL7767 4.50%, 6/1/2044	16,147	17,152
Pool# AS3161 4.00%, 8/1/2044	598,253	618,661
Pool# CA0688 3.50%, 10/1/2044	284,809	289,034
Pool# BC5090 4.00%, 10/1/2044	83,849	87,050
Pool# AS3946 4.00%, 12/1/2044	702,206	732,135
Pool# AL9555 4.00%, 2/1/2045	1,742,259	1,807,020
Pool# AX9524 4.00%, 2/1/2045	551,285	576,250
Pool# AS4418 4.00%, 2/1/2045	387,755	405,312
Pool# AS4375 4.00%, 2/1/2045	262,411	274,293
Pool# AL6889 4.50%, 2/1/2045	121,378	129,626
Pool# AY1312 3.50%, 3/1/2045	1,151,184	1,167,663
Pool# AS4578 4.00%, 3/1/2045	189,547	198,136
Pool# AS4921 3.50%, 5/1/2045	784,886	795,198
Pool# AS5012 4.00%, 5/1/2045	738,771	772,273
Pool# AL7207 4.50%, 8/1/2045	150,117	160,308
Pool# AZ2947 4.00%, 9/1/2045	457,865	473,280
Pool# BA2164 3.00%, 11/1/2045	103,337	101,355
Pool# AS6213 4.00%, 11/1/2045	46,835	48,577
Pool# AS6282 3.50%, 12/1/2045	1,300,623	1,317,677
Pool# AS6311 3.50%, 12/1/2045	1,001,422	1,011,886
Pool# BC0326 3.50%, 12/1/2045	231,964	234,385
Pool# AS6362 4.50%, 12/1/2045	32,078	34,098
Pool# AS6527 4.00%, 1/1/2046	160,454	165,826
Pool# BC2667 4.00%, 2/1/2046	50,456	52,142
Pool# AL9781 4.50%, 2/1/2046	247,073	262,237
Pool# BC0300 3.50%, 3/1/2046	205,511	207,652
Pool# BA6972 4.00%, 3/1/2046	71,226	73,605
Pool# BC0823 3.50%, 4/1/2046	238,149	240,935
Pool# AS7026 4.00%, 4/1/2046	313,876	325,561
Pool# AS7251 4.00%, 5/1/2046	392,763	405,897
Pool# AS7593 3.50%, 7/1/2046	954,534	966,430
Pool# AS7594 3.50%, 7/1/2046	887,580	898,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS7545 3.50%, 7/1/2046	$368,040	$372,345
Pool# BC1452 4.00%, 7/1/2046	1,066,276	1,102,417
Pool# BD1425 3.50%, 8/1/2046	1,010,400	1,020,968
Pool# BD4890 3.50%, 8/1/2046	772,605	780,687
Pool# AS7760 4.00%, 8/1/2046	255,040	265,317
Pool# AS7648 4.00%, 8/1/2046	228,547	237,066
Pool# AS7795 4.00%, 8/1/2046	169,592	175,914
Pool# BD3911 4.00%, 8/1/2046	27,106	28,014
Pool# BD3923 4.00%, 8/1/2046	24,143	24,949
Pool# AS7770 4.50%, 8/1/2046	31,314	33,248
Pool# AL8947 3.50%, 9/1/2046	32,685	33,140
Pool# AL9263 3.00%, 10/1/2046	112,867	110,900
Pool# BC4766 4.50%, 10/1/2046	44,605	47,033
Pool# AS8154 4.50%, 10/1/2046	30,021	31,853
Pool# AS8369 3.50%, 11/1/2046	688,680	697,286
Pool# BE5067 3.50%, 11/1/2046	493,544	498,554
Pool# BE5038 4.00%, 11/1/2046	28,656	30,010
Pool# MA2833 3.00%, 12/1/2046	2,030,578	1,991,548
Pool# AS8488 3.00%, 12/1/2046	149,385	146,880
Pool# BM1121 3.50%, 12/1/2046	564,935	573,068
Pool# AL9697 3.00%, 1/1/2047	400,192	393,478
Pool# AS8647 3.00%, 1/1/2047	285,926	280,945
Pool# AS8692 3.50%, 1/1/2047	320,547	324,647
Pool# BE7115 4.50%, 1/1/2047	23,550	24,832
Pool# AS8966 4.00%, 3/1/2047	456,496	473,775
Pool# AS9463 3.50%, 4/1/2047	417,095	423,120
Pool# AS9451 3.50%, 4/1/2047	411,688	416,568
Pool# BD7122 4.00%, 4/1/2047	781,256	810,909
Pool# AS9454 4.00%, 4/1/2047	477,476	495,600
Pool# AS9467 4.00%, 4/1/2047	23,851	24,898
Pool# BE9590 3.50%, 5/1/2047	797,633	806,120
Pool# AS9577 3.50%, 5/1/2047	217,292	220,398
Pool# AS9586 4.00%, 5/1/2047	1,323,669	1,380,449
Pool# BM1268 4.00%, 5/1/2047	386,353	402,360
Pool# BE3670 3.50%, 6/1/2047	501,398	507,381
Pool# AS9794 3.50%, 6/1/2047	236,762	240,359
Pool# BE3702 4.00%, 6/1/2047	211,520	218,766
Pool# BM1295 4.50%, 6/1/2047	200,349	211,400
Pool# BE9624 4.50%, 6/1/2047	110,455	116,579
Pool# BM1551 3.50%, 7/1/2047	314,450	318,993
Pool# AS9909 3.50%, 7/1/2047	171,646	174,134
Pool# AS9973 4.00%, 7/1/2047	26,624	27,642
Pool# MA3087 3.50%, 8/1/2047	614,362	620,948
Pool# BM1658 3.50%, 8/1/2047	298,050	302,023
Pool# BH7375 3.50%, 8/1/2047	171,179	173,023
Pool# CA0123 4.00%, 8/1/2047	390,775	407,617
Pool# BH2597 4.00%, 8/1/2047	270,899	281,321
Pool# CA0407 3.50%, 9/1/2047	469,391	475,028
Pool# CA0265 4.00%, 9/1/2047	850,577	883,213
Pool# MA3121 4.00%, 9/1/2047	121,109	125,308
Pool# CA0487 3.50%, 10/1/2047	863,576	873,902
Pool# CA0493 4.00%, 10/1/2047	627,430	651,536
Pool# CA0549 4.00%, 10/1/2047	173,198	179,853
Pool# BH4092 4.50%, 10/1/2047	466,599	492,540
Pool# MA3150 4.50%, 10/1/2047	114,471	120,841
Pool# MA3182 3.50%, 11/1/2047	1,239,072	1,252,355
Pool# CA0693 3.50%, 11/1/2047	691,924	700,198
Pool# MA3183 4.00%, 11/1/2047	2,392,482	2,475,545
Pool# CA0696 4.00%, 11/1/2047	594,988	617,817
Pool# BM3191 4.00%, 11/1/2047	78,371	81,004
Pool# MA3184 4.50%, 11/1/2047	541,124	571,209
Pool# MA3211 4.00%, 12/1/2047	1,390,478	1,439,888
Pool# BJ1699 4.00%, 12/1/2047	235,781	245,040
Pool# MA3212 4.50%, 12/1/2047	123,467	130,394
Pool# BH7040 4.50%, 12/1/2047	62,355	66,193
Pool# CA1025 4.50%, 1/1/2048	1,233,344	1,309,273
Pool# MA3240 4.50%, 1/1/2048	441,562	466,178
Pool# MA3277 4.00%, 2/1/2048	470,000	486,190

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA TBA 4.00%, 12/25/2024	$224,000	$229,182
3.50%, 10/25/2027	715,000	731,735
3.00%, 2/25/2029	3,593,598	3,611,987
2.50%, 4/25/2029	4,851,000	4,777,477
5.50%, 8/25/2034	23,000	25,003
5.00%, 4/25/2037	94,000	100,369
4.50%, 4/25/2041	526,000	554,437
2.50%, 9/25/2043	550,000	518,783
4.00%, 9/25/2043	1,197,750	1,237,192
3.50%, 4/25/2044	6,563,000	6,624,528
3.00%, 5/25/2044	18,286,000	17,922,423
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	154	156
Pool# 376510 7.00%, 5/15/2024	870	917
Pool# 457801 7.00%, 8/15/2028	2,010	2,146
Pool# 486936 6.50%, 2/15/2029	1,102	1,243
Pool# 502969 6.00%, 3/15/2029	3,702	4,118
Pool# 487053 7.00%, 3/15/2029	1,752	1,901
Pool# 781014 6.00%, 4/15/2029	2,779	3,122
Pool# 509099 7.00%, 6/15/2029	2,468	2,523
Pool# 470643 7.00%, 7/15/2029	9,675	10,120
Pool# 434505 7.50%, 8/15/2029	72	74
Pool# 416538 7.00%, 10/15/2029	150	150
Pool# 524269 8.00%, 11/15/2029	4,656	4,693
Pool# 781124 7.00%, 12/15/2029	7,896	9,084
Pool# 507396 7.50%, 9/15/2030	32,759	34,012
Pool# 531352 7.50%, 9/15/2030	1,998	2,048
Pool# 536334 7.50%, 10/15/2030	137	141
Pool# 540659 7.00%, 1/15/2031	630	638
Pool# 486019 7.50%, 1/15/2031	1,392	1,542
Pool# 535388 7.50%, 1/15/2031	433	442
Pool# 537406 7.50%, 2/15/2031	289	292
Pool# 528589 6.50%, 3/15/2031	25,417	28,126
Pool# 508473 7.50%, 4/15/2031	4,014	4,405
Pool# 544470 8.00%, 4/15/2031	2,059	2,073
Pool# 781287 7.00%, 5/15/2031	3,734	4,256
Pool# 781319 7.00%, 7/15/2031	1,113	1,295
Pool# 485879 7.00%, 8/15/2031	6,765	7,494
Pool# 572554 6.50%, 9/15/2031	34,325	37,983
Pool# 781328 7.00%, 9/15/2031	3,702	4,285
Pool# 555125 7.00%, 9/15/2031	547	553
Pool# 550991 6.50%, 10/15/2031	836	925
Pool# 571267 7.00%, 10/15/2031	842	936
Pool# 574837 7.50%, 11/15/2031	1,601	1,636
Pool# 555171 6.50%, 12/15/2031	981	1,085
Pool# 781380 7.50%, 12/15/2031	1,116	1,315
Pool# 781481 7.50%, 1/15/2032	5,600	6,579
Pool# 580972 6.50%, 2/15/2032	143	159
Pool# 781401 7.50%, 2/15/2032	3,404	4,030
Pool# 781916 6.50%, 3/15/2032	59,880	67,282
Pool# 552474 7.00%, 3/15/2032	3,693	4,123
Pool# 781478 7.50%, 3/15/2032	2,162	2,551
Pool# 781429 8.00%, 3/15/2032	3,714	4,459
Pool# 781431 7.00%, 4/15/2032	13,642	15,910
Pool# 552616 7.00%, 6/15/2032	30,483	33,794
Pool# 570022 7.00%, 7/15/2032	13,182	14,756
Pool# 595077 6.00%, 10/15/2032	6,820	7,669
Pool# 596657 7.00%, 10/15/2032	3,209	3,284
Pool# 552903 6.50%, 11/15/2032	95,019	105,144
Pool# 552952 6.00%, 12/15/2032	5,719	6,385
Pool# 602102 6.00%, 2/15/2033	11,527	12,822
Pool# 588192 6.00%, 2/15/2033	5,698	6,378
Pool# 553144 5.50%, 4/15/2033	23,199	25,566
Pool# 604243 6.00%, 4/15/2033	10,023	11,246
Pool# 611526 6.00%, 5/15/2033	6,514	7,246
Pool# 553320 6.00%, 6/15/2033	25,748	28,956
Pool# 573916 6.00%, 11/15/2033	25,915	28,826
Pool# 604788 6.50%, 11/15/2033	59,606	65,957
Pool# 781688 6.00%, 12/15/2033	33,910	38,104
Pool# 604875 6.00%, 12/15/2033	26,936	30,234
Pool# 781690 6.00%, 12/15/2033	13,659	15,673
Pool# 781699 7.00%, 12/15/2033	5,911	6,743
Pool# 621856 6.00%, 1/15/2034	25,456	28,316
Pool# 564799 6.00%, 3/15/2034	55,312	62,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 630038 6.50%, 8/15/2034	$49,285	$54,537
Pool# 781804 6.00%, 9/15/2034	39,235	44,077
Pool# 781847 6.00%, 12/15/2034	29,556	33,236
Pool# 486921 5.50%, 2/15/2035	9,489	10,422
Pool# 781902 6.00%, 2/15/2035	30,773	34,407
Pool# 649513 5.50%, 10/15/2035	263,075	288,591
Pool# 649510 5.50%, 10/15/2035	140,141	154,474
Pool# 652207 5.50%, 3/15/2036	32,914	35,818
Pool# 655519 5.00%, 5/15/2036	36,864	39,007
Pool# 652539 5.00%, 5/15/2036	16,238	17,493
Pool# 606308 5.50%, 5/15/2036	23,383	25,975
Pool# 606314 5.50%, 5/15/2036	5,410	5,887
Pool# 656666 6.00%, 6/15/2036	27,364	30,606
Pool# 657912 6.50%, 8/15/2036	5,022	5,558
Pool# 704630 5.50%, 7/15/2039	51,344	56,020
Pool# 757039 4.00%, 12/15/2040	313,022	328,761
Pool# 757038 4.00%, 12/15/2040	240,299	252,737
Pool# 757044 4.00%, 12/15/2040	96,535	100,718
Pool# 755656 4.00%, 12/15/2040	96,047	101,433
Pool# 742235 4.00%, 12/15/2040	94,957	98,896
Pool# 755655 4.00%, 12/15/2040	66,635	70,003
Pool# 757043 4.00%, 12/15/2040	51,609	54,495
Pool# 756631 4.00%, 12/15/2040	27,604	29,157
Pool# 742244 4.00%, 1/15/2041	218,759	229,865
Pool# 755959 4.00%, 1/15/2041	210,890	222,637
Pool# 753826 4.00%, 1/15/2041	86,521	91,286
Pool# 690662 4.00%, 1/15/2041	79,124	83,151
Pool# 719486 4.00%, 1/15/2041	37,063	38,569
Pool# 757555 4.00%, 2/15/2041	45,581	47,901
Pool# 757557 4.00%, 2/15/2041	44,488	46,167
Pool# AD6012 3.50%, 4/15/2043	423,895	434,000
Pool# AD7471 3.50%, 4/15/2043	406,905	416,602
Pool# AA6307 3.50%, 4/15/2043	282,377	288,132
Pool# AD9472 3.50%, 4/15/2043	226,734	232,143
Pool# AD7472 3.50%, 4/15/2043	206,034	210,943
Pool# AB3946 3.50%, 4/15/2043	146,759	150,260
Pool# AA6403 3.00%, 5/15/2043	912,063	911,015
Pool# 784355 4.00%, 12/15/2046	111,332	115,600
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	207,997	226,021
Pool# 4559 5.00%, 10/20/2039	324,614	349,893
Pool# 4715 5.00%, 6/20/2040	329,259	357,306
Pool# 4747 5.00%, 7/20/2040	182,531	196,288
Pool# 4771 4.50%, 8/20/2040	548,159	579,328
Pool# 4834 4.50%, 10/20/2040	1,429,163	1,510,595
Pool# 737727 4.00%, 12/20/2040	1,028,917	1,083,967
Pool# 737730 4.00%, 12/20/2040	320,468	336,285
Pool# 4923 4.50%, 1/20/2041	207,589	219,419
Pool# 4978 4.50%, 3/20/2041	31,473	33,266
Pool# 5017 4.50%, 4/20/2041	343,114	362,625
Pool# 5082 4.50%, 6/20/2041	574,377	607,416
Pool# 5175 4.50%, 9/20/2041	412,194	436,056
Pool# 675523 3.50%, 3/20/2042	404,605	413,420
Pool# MA0392 3.50%, 9/20/2042	1,482,956	1,518,241
Pool# MA0534 3.50%, 11/20/2042	836,481	856,384
Pool# MA0852 3.50%, 3/20/2043	911,440	933,127
Pool# MA0934 3.50%, 4/20/2043	1,071,660	1,097,161
Pool# AF1001 3.50%, 6/20/2043	309,559	316,477
Pool# MA1376 4.00%, 10/20/2043	943,028	986,524
Pool# MA2824 2.50%, 5/20/2045	446,279	428,161
Pool# MA2891 3.00%, 6/20/2045	2,296,510	2,276,161
Pool# AO1103 3.50%, 9/20/2045	668,529	682,649
Pool# AO1099 3.50%, 9/20/2045	22,345	22,816
Pool# MA3106 4.00%, 9/20/2045	134,444	139,985
Pool# MA3173 3.50%, 10/20/2045	16,342	16,665
Pool# MA3174 4.00%, 10/20/2045	25,014	26,045
Pool# MA3243 3.00%, 11/20/2045	215,579	213,613
Pool# MA3309 3.00%, 12/20/2045	433,940	429,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA3377 4.00%, 1/20/2046	$68,748	$71,674
Pool# MA3522 4.00%, 3/20/2046	42,517	44,399
Pool# MA3804 4.00%, 7/20/2046	65,143	67,641
Pool# MA3876 4.50%, 8/20/2046	25,228	26,641
Pool# MA3939 4.50%, 9/20/2046	14,781	15,576
Pool# MA4004 3.50%, 10/20/2046	1,013,214	1,032,413
Pool# MA4126 3.00%, 12/20/2046	1,592,695	1,578,162
Pool# MA4262 3.50%, 2/20/2047	3,788,035	3,859,672
Pool# MA4382 3.50%, 4/20/2047	642,811	654,967
Pool# AZ1974 3.50%, 4/20/2047	256,262	261,877
Pool# MA4586 3.50%, 7/20/2047	1,828,192	1,862,927
Pool# BC1888 3.50%, 8/20/2047	363,523	371,502
Pool# MA4652 3.50%, 8/20/2047	294,577	300,174
Pool# MA4720 4.00%, 9/20/2047	318,255	330,512
Pool# MA4721 4.50%, 9/20/2047	529,444	557,470
Pool# MA4722 5.00%, 9/20/2047	39,320	41,538
Pool# MA4778 3.50%, 10/20/2047	4,520,569	4,606,461
Pool# 784408 3.50%, 10/20/2047	164,504	167,947
Pool# MA4837 3.50%, 11/20/2047	695,193	708,377
Pool# MA4838 4.00%, 11/20/2047	2,933,259	3,050,613
Pool# MA4839 4.50%, 11/20/2047	248,433	262,492
Pool# MA4900 3.50%, 12/20/2047	753,346	767,633
Pool# 784421 3.50%, 12/20/2047	311,294	317,398
Pool# MA4901 4.00%, 12/20/2047	972,935	1,011,861
Pool# MA4902 4.50%, 12/20/2047	74,864	78,787
Pool# MA4964 4.50%, 1/20/2048	100,000	105,240
GNMA TBA
5.00%, 3/20/2039	934,000	984,663
4.50%, 10/20/2041	544,000	568,650
3.00%, 11/15/2042	500,000	495,776
4.00%, 6/20/2044	5,633,500	5,829,132
3.50%, 12/20/2044	10,710,000	10,904,119
3.00%, 2/20/2045	17,668,000	17,491,320
2.50%, 8/20/2045	300,000	286,832

Total Mortgage-Backed Securities (cost $293,652,816)		289,830,536

Municipal Bonds 0.7%

	Principal Amount	Value
California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%, 4/1/2049	150,000	216,194
Series S-3, 6.91%, 10/1/2050	100,000	155,497
California State, GO, 7.60%, 11/1/2040	100,000	158,665
East Bay Municipal Utility District, RB, 5.87%, 6/1/2040	100,000	129,832
Los Angeles Community College District, GO, 6.75%, 8/1/2049	100,000	151,955
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	100,000	136,225
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	210,000	306,583
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	125,000	170,591
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	236,818
State of California, GO 7.55%, 4/1/2039	125,000	194,294
7.30%, 10/1/2039	200,000	296,774
7.63%, 3/1/2040	320,000	496,720
University of California, RB
Series AX, 3.06%, 7/1/2025	50,000	49,612
Series R, 5.77%, 5/15/2043	50,000	63,641
Series AD, 4.86%, 5/15/2112	200,000	214,874

		2,978,275

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/1/2030	200,000	217,050

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	150,000	185,481

Illinois 0.1%
State of Illinois, GO 5.88%, 3/1/2019	100,000	102,746
5.10%, 6/1/2033	535,000	520,801

		623,547

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 6/1/2040	150,000	189,980

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	150,000	187,267
New Jersey Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	265,000	401,793
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	298,405

		887,465

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	140,000	210,065
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Taxable, Second General Resolution, RB, 5.88%, 6/15/2044	100,000	134,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, RB, Series B, 5.57%, 11/1/2038	$100,000	$123,571
New York Urban Development Corporation, State Personal Income Tax, RB, Series B, 2.10%, 3/15/2022	205,000	202,802
Port Authority of New York & New Jersey, RB 6.04%, 12/1/2029	300,000	374,883
4.46%, 10/1/2062	100,000	113,567

		1,159,726

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 6/30/2028	200,000	225,972

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 2/15/2035	150,000	165,741
Texas State Taxable Build America Bond, GO, 5.52%, 4/1/2039	50,000	64,319
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	100,000	117,462

		347,522

Wisconsin 0.0%†
State of Wisconsin Bond, RB, Series C, 3.15%, 5/1/2027	20,000	19,777

Total Municipal Bonds (cost $5,966,178)		6,834,795

Supranational 1.4%

	Principal Amount	Value
African Development Bank, 1.38%, 2/12/2020	500,000	490,813
Asian Development Bank 1.75%, 1/10/2020	500,000	495,090
1.50%, 1/22/2020	750,000	738,924
1.75%, 6/8/2021	500,000	487,654
2.50%, 11/2/2027	500,000	483,144
European Investment Bank 1.25%, 12/16/2019	1,000,000	981,710
1.38%, 6/15/2020	500,000	488,850
1.63%, 6/15/2021	500,000	485,531
1.38%, 9/15/2021	1,000,000	959,297
2.25%, 3/15/2022	750,000	739,066
2.50%, 10/15/2024	500,000	490,156
Inter-American Development Bank 1.75%, 10/15/2019	1,000,000	991,528
1.63%, 5/12/2020	750,000	739,218
1.88%, 3/15/2021	250,000	245,543
2.13%, 1/18/2022	500,000	491,610
1.75%, 9/14/2022	250,000	240,286
International Bank for Reconstruction & Development 0.88%, 8/15/2019	2,000,000	1,959,780
1.88%, 10/7/2019	1,000,000	994,230
1.13%, 11/27/2019	1,000,000	979,910
7.63%, 1/19/2023	677,000	829,942

Total Supranational (cost $14,460,740)		14,312,282

U.S. Government Agency Securities 1.7%

	Principal Amount	Value
FHLB 1.38%, 5/28/2019	2,000,000	1,982,546
1.38%, 2/18/2021	2,000,000	1,943,456
1.88%, 11/29/2021	1,200,000	1,175,186
5.50%, 7/15/2036	300,000	401,419
FHLMC 3.75%, 3/27/2019	1,475,000	1,504,148
1.13%, 8/12/2021	1,137,000	1,087,471
2.38%, 1/13/2022	2,000,000	1,995,660
6.75%, 9/15/2029	388,000	526,367
6.75%, 3/15/2031	400,000	556,041
6.25%, 7/15/2032	365,000	497,390
FNMA 1.00%, 8/28/2019	3,500,000	3,440,916
1.25%, 8/17/2021	785,000	753,295
2.13%, 4/24/2026	1,000,000	949,995
6.25%, 5/15/2029	500,000	651,272
Tennessee Valley Authority, 4.88%, 01/15/2048	300,000	378,939

Total U.S. Government Agency Securities (cost $17,644,258)		17,844,101

U.S. Treasury Obligations 36.5%

	Principal Amount	Value
U.S. Treasury Bonds 8.13%, 8/15/2019	1,500,000	1,635,879
8.50%, 2/15/2020	700,000	788,949
8.13%, 5/15/2021	2,800,000	3,309,797
8.13%, 8/15/2021	1,800,000	2,150,367
6.25%, 8/15/2023	869,000	1,034,653
6.00%, 2/15/2026	1,444,500	1,791,801
6.13%, 11/15/2027	1,000,000	1,292,734
5.50%, 8/15/2028	1,000,000	1,253,828
4.38%, 2/15/2038	2,000,000	2,467,344
3.50%, 2/15/2039	500,000	550,312
4.25%, 5/15/2039	1,000,000	1,220,820
4.50%, 8/15/2039	185,000	233,548
4.38%, 11/15/2039	280,000	348,152
4.38%, 5/15/2040	550,000	684,686
3.88%, 8/15/2040	600,000	697,898
4.25%, 11/15/2040	500,000	613,379
4.75%, 2/15/2041	2,000,000	2,625,313
3.75%, 8/15/2041	2,500,000	2,863,477
3.13%, 11/15/2041	4,300,000	4,464,609
3.13%, 2/15/2042	3,250,000	3,374,414
2.75%, 8/15/2042	2,000,000	1,943,047
2.88%, 5/15/2043	2,250,000	2,232,246
3.63%, 8/15/2043	4,200,000	4,731,563
3.75%, 11/15/2043	1,850,000	2,126,416
3.63%, 2/15/2044	1,000,000	1,127,266
3.38%, 5/15/2044	1,700,000	1,839,453
3.13%, 8/15/2044	2,400,000	2,486,813
3.00%, 11/15/2044	8,000,000	8,102,812
3.00%, 5/15/2045	800,000	810,031
2.88%, 8/15/2045	2,500,000	2,470,898
3.00%, 11/15/2045	3,200,000	3,239,750
2.50%, 2/15/2046	2,500,000	2,289,453
2.50%, 5/15/2046	2,450,000	2,241,750
2.25%, 8/15/2046	1,800,000	1,559,813
2.88%, 11/15/2046	3,200,000	3,158,125
3.00%, 2/15/2047	1,400,000	1,416,133
3.00%, 5/15/2047	1,500,000	1,516,348
2.75%, 8/15/2047	1,000,000	961,484
2.75%, 11/15/2047	2,000,000	1,923,906

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes
1.38%, 2/28/2019	$5,000,000	$4,967,969
1.50%, 2/28/2019	5,000,000	4,974,414
1.00%, 3/15/2019	3,000,000	2,967,188
1.25%, 3/31/2019	5,000,000	4,957,422
1.50%, 3/31/2019	2,000,000	1,988,672
1.13%, 5/31/2019	2,000,000	1,976,406
1.50%, 5/31/2019	1,000,000	993,086
1.25%, 6/30/2019	990,000	979,133
1.63%, 6/30/2019	2,000,000	1,988,125
1.00%, 8/31/2019	2,000,000	1,966,719
1.25%, 8/31/2019	2,480,000	2,447,934
1.75%, 9/30/2019	3,000,000	2,983,242
1.50%, 11/30/2019	7,000,000	6,921,523
1.75%, 11/30/2019	5,500,000	5,462,617
1.13%, 12/31/2019	4,000,000	3,924,531
1.63%, 12/31/2019	3,990,000	3,951,347
1.38%, 1/31/2020	5,500,000	5,417,285
1.38%, 2/15/2020	5,000,000	4,921,484
3.63%, 2/15/2020	2,610,000	2,685,547
1.25%, 2/29/2020	2,100,000	2,060,871
1.38%, 2/29/2020	6,000,000	5,902,969
1.38%, 3/31/2020	5,500,000	5,405,898
1.13%, 4/30/2020	1,500,000	1,464,727
1.50%, 5/15/2020	6,500,000	6,398,184
3.50%, 5/15/2020	2,000,000	2,057,344
1.50%, 5/31/2020	4,500,000	4,427,227
1.50%, 7/15/2020	3,500,000	3,439,023
1.38%, 8/31/2020	1,000,000	978,164
2.13%, 8/31/2020	2,000,000	1,993,359
1.75%, 10/31/2020	5,500,000	5,422,656
2.63%, 11/15/2020	2,360,000	2,381,203
1.63%, 11/30/2020	2,000,000	1,963,828
1.75%, 12/31/2020	8,000,000	7,876,250
2.38%, 12/31/2020	3,000,000	3,006,094
2.13%, 1/31/2021	4,000,000	3,978,438
3.63%, 2/15/2021	2,500,000	2,595,410
1.25%, 3/31/2021	2,000,000	1,933,594
2.25%, 3/31/2021	3,000,000	2,991,562
2.25%, 4/30/2021	2,000,000	1,993,906
3.13%, 5/15/2021	4,750,000	4,864,854
1.38%, 5/31/2021	2,000,000	1,936,797
1.13%, 6/30/2021	2,000,000	1,918,438
2.13%, 6/30/2021	3,500,000	3,471,699
2.25%, 7/31/2021	3,300,000	3,284,660
1.13%, 9/30/2021	1,900,000	1,814,797
2.00%, 11/15/2021	1,000,000	985,195
1.75%, 11/30/2021	2,000,000	1,950,781
1.88%, 11/30/2021	2,000,000	1,960,937
2.00%, 12/31/2021	2,000,000	1,967,422
1.50%, 1/31/2022	5,000,000	4,821,094
1.75%, 2/28/2022	7,000,000	6,812,422
1.88%, 2/28/2022	3,500,000	3,421,113
1.75%, 3/31/2022	4,000,000	3,889,062
1.75%, 4/30/2022	2,000,000	1,942,734
1.88%, 4/30/2022	2,000,000	1,951,719
1.75%, 5/15/2022	1,700,000	1,650,660
1.75%, 5/31/2022	2,000,000	1,940,156
1.75%, 6/30/2022	1,000,000	969,258
2.13%, 6/30/2022	500,000	492,480
1.88%, 7/31/2022	4,000,000	3,894,219
2.00%, 7/31/2022	4,500,000	4,406,660
1.63%, 8/15/2022	1,200,000	1,155,750
1.63%, 8/31/2022	5,000,000	4,811,133
1.88%, 8/31/2022	3,500,000	3,405,391
1.75%, 9/30/2022	2,000,000	1,933,203
1.88%, 9/30/2022	2,500,000	2,430,078
1.88%, 10/31/2022	2,000,000	1,943,359
2.00%, 11/30/2022	5,400,000	5,272,594
2.13%, 12/31/2022	1,000,000	981,367
1.75%, 1/31/2023	1,500,000	1,444,922
1.50%, 2/28/2023	4,000,000	3,802,656
1.50%, 3/31/2023	2,500,000	2,373,730
1.63%, 5/31/2023	2,000,000	1,907,266
1.38%, 6/30/2023	2,700,000	2,537,578
2.50%, 8/15/2023	3,800,000	3,786,047
1.38%, 8/31/2023	700,000	656,223
1.38%, 9/30/2023	3,000,000	2,809,102
2.75%, 11/15/2023	3,000,000	3,025,547
2.13%, 11/30/2023	3,900,000	3,801,129
2.25%, 1/31/2024	1,000,000	979,883
2.75%, 2/15/2024	1,500,000	1,511,074
2.13%, 2/29/2024	3,500,000	3,402,383
2.13%, 3/31/2024	1,000,000	971,602
2.50%, 5/15/2024	1,700,000	1,687,117
2.00%, 5/31/2024	6,500,000	6,259,551
2.00%, 6/30/2024	1,500,000	1,443,281
2.13%, 7/31/2024	1,500,000	1,453,535
1.88%, 8/31/2024	2,000,000	1,907,578
2.13%, 9/30/2024	2,000,000	1,935,547
2.25%, 10/31/2024	1,000,000	974,844
2.25%, 11/15/2024	3,160,000	3,079,272
2.13%, 11/30/2024	1,700,000	1,643,355
2.50%, 1/31/2025	1,500,000	1,484,473
2.00%, 2/15/2025	3,645,000	3,488,237
2.13%, 5/15/2025	4,600,000	4,431,094
2.00%, 8/15/2025	4,700,000	4,479,137
2.25%, 11/15/2025	3,500,000	3,390,078
1.63%, 5/15/2026	190,000	174,704
1.50%, 8/15/2026	1,000,000	907,305
2.00%, 11/15/2026	700,000	660,734
2.25%, 2/15/2027	1,300,000	1,250,996
2.38%, 5/15/2027	4,000,000	3,886,250
2.25%, 8/15/2027	3,500,000	3,361,230
2.25%, 11/15/2027	1,500,000	1,439,590

Total U.S. Treasury Obligations (cost $384,396,343)		378,951,700

Short-Term Investments 9.2%

	Shares	Value
Money Market Funds 9.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(g)(h)	65,870	65,870
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.51%(g)	94,885,207	94,913,673

Total Short-Term Investments (cost $94,983,282)		94,979,543

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

Repurchase Agreement 0.1%

	Principal Amount	Value
Royal Bank of Canada 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $1,094,573, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $1,116,426.(h)	$1,094,534	$1,094,534

Total Repurchase Agreement (cost $1,094,534)		1,094,534

Total Investments (cost $1,119,074,519) — 107.8%		1,117,210,679
Liabilities in excess of other assets — (7.8)%		(80,356,249)

NET ASSETS — 100.0%		$1,036,854,430

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $6,345,654 which represents 0.61% of net assets.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2018.
(e)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,125,779, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $65,870 and $1,094,534, respectively, a total value of $1,160,404.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of January 31, 2018.
(h)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $1,160,404.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,677,418	$—	$4,677,418
Commercial Mortgage-Backed Securities	—	19,487,521	—	19,487,521
Corporate Bonds	—	273,850,340	—	273,850,340
Foreign Government Securities	—	15,347,909	—	15,347,909
Mortgage-Backed Securities	—	289,830,536	—	289,830,536
Municipal Bonds	—	6,834,795	—	6,834,795
Repurchase Agreement	—	1,094,534	—	1,094,534
Short-Term Investments	94,979,543	—	—	94,979,543
Supranational	—	14,312,282	—	14,312,282
U.S. Government Agency Securities	—	17,844,101	—	17,844,101
U.S. Treasury Obligations	—	378,951,700	—	378,951,700

Total	$94,979,543	$1,022,231,136	$—	$1,117,210,679

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds 98.8%

	Principal Amount	Value
California 94.3%
Alhambra, Unified School District, Refunding, GO, Series A, 5.00%, 8/1/2021	$475,000	$530,404
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 8/1/2029	595,000	692,586
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 8/1/2024	2,000,000	2,371,900
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 8/1/2025	345,000	385,789
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/1/2023	500,000	581,630
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 4/1/2024	795,000	898,644
Burlingame Financing Authority, Storm Drainage, RB 5.00%, 7/1/2027	305,000	362,273
5.00%, 7/1/2028	400,000	471,460
California Educational Facilities Authority, Pepperdine University, Prerefunded, RB, 5.00%, 9/1/2024	270,000	308,205
California Educational Facilities Authority, Pepperdine University, Unrefunded Balance, RB, 5.00%, 9/1/2024	185,000	211,002
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB 5.25%, 4/1/2023	15,000	15,099
5.25%, 4/1/2024	45,000	45,296
California Health Facilities Financing Authority, Refunding, RB, 5.00%, 11/15/2028	3,000,000	3,593,220
California Municipal Finance Authority, Refunding, RB, Series A, 3.00%, 7/1/2028	1,205,000	1,187,973
California State, GO, 5.00%, 11/1/2024	2,000,000	2,179,740
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/1/2027	3,660,000	4,318,361
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/1/2021	1,000,000	1,126,220
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/1/2025	1,000,000	1,073,350
Series A, 5.00%, 11/1/2026	1,500,000	1,609,335
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 8/1/2025	750,000	792,517
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 6/1/2023	1,000,000	1,136,290
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 8/1/2023	975,000	1,111,012
City of Rohnert Park, Sewer Revenue, Refunding, RB, AGM Insured, 5.00%, 6/1/2029	260,000	307,375
City of Upland, San Antonio Regional Hospital, COP, 5.00%, 1/1/2034	400,000	450,956
Desert Sands, Unified School District, Election 2001, Prerefunded, GO, 5.25%, 8/1/2022	825,000	841,352
Dublin, Unified School District, Election 2016, GO, Series B, 4.00%, 8/1/2043	620,000	655,135
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 8/1/2023	735,000	838,900
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 8/1/2024	500,000	587,305
Fruitvale, School District, Refunding, GO, 5.00%, 8/1/2025	400,000	481,000
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 9/1/2029	500,000	583,945
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series C, 5.00%, 11/1/2026	2,600,000	2,843,958
Series C, 5.00%, 11/1/2027	700,000	832,538
Series C, 5.00%, 11/1/2028	580,000	686,488
Series C, 5.00%, 11/1/2032	500,000	586,515
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 5/1/2029	1,555,000	1,835,413
Kern, High School District, Refunding, GO, 5.00%, 8/1/2022	885,000	1,012,166
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 8/1/2024	250,000	296,488
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 5/15/2024	1,845,000	1,986,087
Long Beach, Unified School District, Election 2008, Prerefunded, GO, Series B, 5.25%, 8/1/2024	940,000	994,012
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 8/1/2024	60,000	63,365
Series A, 5.25%, 8/1/2025	100,000	105,593
Los Angeles Country Public Works Financing Authority, RB, Series D, 5.00%, 12/1/2032	1,000,000	1,165,930
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 5/15/2024	1,130,000	1,214,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds (continued)

	Principal Amount	Value
California (continued)
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 5/15/2022	$500,000	$523,915
Series A, 5.00%, 5/15/2023	1,000,000	1,075,060
Los Angeles, GO, Series A, 5.00%, 9/1/2024	975,000	1,090,986
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 8/1/2020	2,090,000	2,200,456
Series A, 5.25%, 8/1/2021	350,000	369,898
Los Angeles, Unified School District, Refunding, GO, Series B, 2.00%, 7/1/2029	1,500,000	1,332,195
Madera, Unified School District, Election 2006, GO, NATL Insured, 0.00%, 8/1/2028 (a)	1,500,000	1,069,350
Merced, Community College District, Refunding, GO, 5.00%, 8/1/2025	1,000,000	1,177,930
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 9/1/2027	1,155,000	1,369,899
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/1/2025	1,500,000	1,568,040
Modesto, Irrigation District, Electric Revenue, Refunding, RB, Series A, 5.00%, 7/1/2021	750,000	833,325
Montebello, Unified School District, Election 2016, GO, Series A, 4.00%, 8/1/2046	500,000	510,485
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 8/1/2026	300,000	332,613
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 5/1/2022	665,000	694,313
Ontario-Montclair School District, Refunding, GO, AGM Insured, Series B, 4.00%, 8/1/2033	500,000	540,375
Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, Series A, 5.00%, 2/1/2028	2,600,000	3,169,972
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 8/1/2026	250,000	300,330
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/1/2025	260,000	313,024
Paramount, Unified School District, Refunding, GO, BAM Insured, 5.00%, 8/1/2022	500,000	569,520
Peralta, Community College District, Refunding, GO, 5.00%, 8/1/2020	1,240,000	1,345,983
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 9/1/2024	1,000,000	1,180,050
Pioneers Memorial Healthcare District, RB, 5.00%, 10/1/2032	500,000	530,545
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 8/1/2024	500,000	592,975
Rancho Cucamonga Redevelopment Agency Successor Agency, Refunding, Tax Allocation, NATL Insured, 4.00%, 9/1/2033	1,000,000	1,061,910
Redding, Electric System Revenue, Unrefunded, COP, AGM Insured Series A, 5.00%, 6/1/2022	640,000	647,751
Series A, 5.00%, 6/1/2024	490,000	495,865
Sacramento Area Flood Control Agency, RB, Series A, 5.00%, 10/1/2026	500,000	606,360
Sacramento, Municipal Utility District Electric, RB, AGM Insured Series U, 5.00%, 8/15/2023	1,690,000	1,723,948
Series U, 5.00%, 8/15/2024	595,000	606,934
San Diego, Community College District, Refunding, GO, 5.00%, 8/1/2024	1,000,000	1,141,830
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, Series A, 5.25%, 5/15/2026	1,675,000	1,816,387
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 9/1/2029	500,000	585,825
San Francisco Bay Area Rapid Transit District Sales Tax, Prerefunded, RB, Series A, 5.00%, 7/1/2023	135,000	153,495
San Francisco Bay Area Rapid Transit District Sales Tax, Unrefunded Balance, RB, Series A, 5.00%, 7/1/2023	365,000	415,837
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 5/1/2019	1,150,000	1,204,234
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB, Series A, 5.00%, 11/1/2026	1,175,000	1,399,449
San Leandro, Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 8/1/2024	1,000,000	1,178,600
San Mateo, Flood Control District, Refunding, RB, 5.00%, 8/1/2025	610,000	732,592
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 7/15/2024	1,000,000	1,069,490
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Unrefunded, RB, Series A, 5.00%, 7/1/2023	120,000	123,896
State of California, Refunding, GO, 5.00%, 11/1/2035	1,500,000	1,765,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

Municipal Bonds (continued)

	Principal Amount	Value
California (continued)
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 8/1/2026	$810,000	$954,933
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 8/1/2029	1,625,000	1,901,721
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured 5.00%, 8/1/2028	1,000,000	1,172,930
5.00%, 8/1/2029	1,000,000	1,166,970
Tracy Unified School District, Refunding, GO, 5.00%, 8/1/2026	1,490,000	1,755,116
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 9/1/2028	200,000	220,274
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/1/2032	555,000	638,672
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 5/15/2022	935,000	1,061,590
Upland, Unified School District, Refunding, GO, 5.00%, 8/1/2025	500,000	557,235
Vista, Unified School District, Refunding, GO 5.00%, 8/1/2022	500,000	571,845
5.00%, 8/1/2024	300,000	341,571

		93,135,609

Guam 1.5%
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB 5.00%, 7/1/2028	1,000,000	1,120,640
5.00%, 7/1/2029	315,000	351,124

		1,471,764

Puerto Rico 3.0%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, AGM Insured, Series D, 5.00%, 7/1/2032	965,000	966,139
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	1,240,000	1,158,309
Puerto Rico Electric Power Authority, Refunding, RB, AGC Insured, Series UU, 5.00%, 7/1/2026	290,000	290,725
Puerto Rico Municipal Finance Agency, Refunding, RB, AGM Insured, Series A, 5.00%, 8/1/2030	540,000	540,875

		2,956,048

Total Municipal Bonds (cost $95,810,764)		97,563,421

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares, 0.94%(b)	223,404	223,404

Total Short-Term Investment (cost $223,404)		223,404

Total Investments (cost $96,034,168)(c) — 99.0%		97,786,825
Other assets in excess of liabilities — 1.0%		1,021,385

NET ASSETS — 100.0%		$98,808,210

(a)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Assured Guaranty Municipal Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2018, the percentages attributed to Assured Guaranty Municipal Corp. is 15.27%.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide California Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark California Intermediate Tax Free Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$97,563,421	$—	$97,563,421
Short-Term Investment	223,404	—	—	223,404

Total	$223,404	$97,563,421	$—	$97,786,825

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.1%

	Principal Amount	Value
Airlines 0.1%
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	$1,000,000	$986,458

Total Asset-Backed Security (cost $986,700)		986,458

Collateralized Mortgage Obligations 1.5%

	Principal Amount	Value
FHLMC REMICS Series 4039, Class ME, 2.00%, 12/15/2040	984,532	958,494
Series 4026, Class WJ, 2.75%, 8/15/2041	2,938,901	2,904,385
JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.00%, 10/26/2048(a)(b)	14,491,747	14,490,115

Total Collateralized Mortgage Obligations (cost $18,458,214)		18,352,994

Commercial Mortgage-Backed Securities 0.7%

	Principal Amount	Value
CSMC Trust, Series 2015-DEAL, Class D, 4.66%, 4/15/2029(a)(b)	100,000	100,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.01%, 2/15/2051(a)	51,172	52,477
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/2048	8,500,000	8,752,313

Total Commercial Mortgage-Backed Securities (cost $8,886,145)		8,904,790

Corporate Bonds 60.5%

	Principal Amount	Value
Aerospace & Defense 0.8%
Bombardier, Inc., 7.75%, 3/15/2020(b)	75,000	80,812
8.75%, 12/1/2021(b)	120,000	133,350
DynCorp International, Inc., 11.88%, 11/30/2020(o)	125,937	132,701
Rockwell Collins, Inc., 3.20%, 3/15/2024	5,000,000	4,962,419
TransDigm, Inc., 6.50%, 7/15/2024	125,000	128,594
Triumph Group, Inc., 5.25%, 6/1/2022	4,520,000	4,446,550

		9,884,426

Air Freight & Logistics 0.2%
FedEx Corp., 4.05%, 2/15/2048	3,000,000	3,003,256

Airlines 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/2022	1,000,000	1,005,000

Auto Components 1.0%
Allison Transmission, Inc., 5.00%, 10/1/2024(b)	65,000	65,650
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022(d)	2,513,000	2,604,096
Cooper Tire & Rubber Co., 8.00%, 12/15/2019	1,550,000	1,681,750
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(b)	70,000	73,500
Icahn Enterprises LP, 6.00%, 8/1/2020	2,000,000	2,046,900
6.25%, 2/1/2022	1,565,000	1,608,038
Lear Corp., 3.80%, 9/15/2027	4,085,000	4,051,173
Tenneco, Inc., 5.38%, 12/15/2024	75,000	78,281

		12,209,388

Automobiles 2.0%
Daimler Finance North America LLC, 1.65%, 3/2/2018(b)	24,835,000	24,836,067
Tesla, Inc., 5.30%, 8/15/2025(b)	20,000	19,040

		24,855,107

Banks 6.4%
ABN AMRO Bank NV, 2.10%, 1/18/2019(b)	10,000,000	9,974,800
Bank of America Corp., Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 6/17/2019(e)(f)	150,000	151,875
4.00%, 4/1/2024	5,405,000	5,614,182
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)(f)	4,869,000	4,786,683
Capital One NA, 2.65%, 8/8/2022	6,500,000	6,340,499
Citigroup, Inc., 5.38%, 8/9/2020	3,360,000	3,575,521
2.90%, 12/8/2021	2,675,000	2,665,759
2.75%, 4/25/2022	5,000,000	4,932,335
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(e)(f)	75,000	78,844
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(e)(f)	5,000,000	5,437,500
JPMorgan Chase & Co., Series V, (ICE LIBOR USD 3 Month + 3.32%), 5.00%, 7/1/2019(e)(f)	140,000	142,100
3.63%, 5/13/2024	4,250,000	4,337,155
KeyBank NA, 1.70%, 6/1/2018	14,865,000	14,859,533
Mizuho Financial Group, Inc., 2.95%, 2/28/2022	5,000,000	4,948,332
National Westminster Bank plc, Series C, (ICE LIBID USD 3 Month + 0.25%), 1.75%, 5/28/2018(e)(f)	130,000	118,950
Standard Chartered plc, (ICE LIBOR USD 3 Month + 1.51%), 3.28%, 1/30/2027(b)(e)(f)	100,000	95,500
Sumitomo Mitsui Financial Group, Inc., 3.10%, 1/17/2023	5,285,000	5,253,841

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Wells Fargo & Co., Series K, (ICE LIBOR USD 3 Month + 3.77%), 7.98%, 3/15/2018(e)(f)	$5,430,000	$5,490,599

		78,804,008

Beverages 0.3%
PepsiCo, Inc., 5.00%, 6/1/2018	3,500,000	3,537,486

Biotechnology 0.8%
Gilead Sciences, Inc., 3.65%, 3/1/2026	9,185,000	9,391,676

Building Products 0.1%
Builders FirstSource, Inc., 5.63%, 9/1/2024(b)	131,000	137,059
Griffon Corp., 5.25%, 3/1/2022(b)	1,000,000	1,017,500
Summit Materials LLC, 6.13%, 7/15/2023	60,000	61,950

		1,216,509

Capital Markets 5.0%
Ares Capital Corp., 3.63%, 1/19/2022	9,095,000	9,021,015
Eagle Holding Co. II LLC, 7.63%, 5/15/2022(b)(c)	15,000	15,281
FMR LLC, 4.95%, 2/1/2033(b)	3,400,000	3,773,274
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/2021	2,600,000	2,536,534
(ICE LIBOR USD 3 Month + 0.78%), 2.55%, 10/31/2022(f)	19,000,000	19,089,715
(ICE LIBOR USD 3 Month + 1.00%), 2.74%, 7/24/2023(f)	5,000,000	5,072,748
Morgan Stanley, Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(e)(f)	150,000	153,750
4.00%, 7/23/2025	8,330,000	8,597,496
7.25%, 4/1/2032	5,600,000	7,640,169
MSCI, Inc., 5.25%, 11/15/2024(b)	5,000,000	5,205,000
5.75%, 8/15/2025(b)	75,000	79,500
Trident Merger Sub, Inc., 6.63%, 11/1/2025(b)	50,000	50,250

		61,234,732

Chemicals 1.9%
Blue Cube Spinco, Inc., 9.75%, 10/15/2023	2,765,000	3,262,700
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/2026(b)	6,365,000	6,364,125
Cornerstone Chemical Co., 6.75%, 8/15/2024(b)	1,000,000	1,002,500
FXI Holdings, Inc., 7.88%, 11/1/2024(b)	12,500,000	12,468,750
GCP Applied Technologies, Inc., 9.50%, 2/1/2023(b)	61,000	67,252
Hexion, Inc., 6.63%, 4/15/2020	70,000	63,787
Kraton Polymers LLC, 7.00%, 4/15/2025(b)	70,000	74,025
NOVA Chemicals Corp., 5.25%, 6/1/2027(b)	125,000	124,688
WR Grace & Co.-Conn., 5.63%, 10/1/2024(b)	50,000	53,875

		23,481,702

Commercial Services & Supplies 1.8%
APX Group, Inc., 7.63%, 9/1/2023	130,000	139,750
Corporate Risk Holdings LLC, 9.50%, 7/1/2019(b)	140,000	144,200
Covanta Holding Corp., 5.88%, 7/1/2025	70,000	71,225
GW Honos Security Corp., 8.75%, 5/15/2025(b)	30,000	32,550
Harland Clarke Holdings Corp., 8.38%, 8/15/2022(b)	150,000	156,375
KAR Auction Services, Inc., 5.13%, 6/1/2025(b)	1,000,000	1,012,500
LSC Communications, Inc., 8.75%, 10/15/2023(b)	4,500,000	4,680,000
Pitney Bowes, Inc., 5.60%, 3/15/2018	665,000	665,831
3.63%, 9/15/2020	2,000,000	1,990,000
4.13%, 5/15/2022(d)	5,000,000	4,750,000
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(b)	7,970,000	8,816,813
RR Donnelley & Sons Co., 7.88%, 3/15/2021	75,000	78,094
6.00%, 4/1/2024	60,000	57,159

		22,594,497

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	130,000	136,785
Nokia OYJ, 4.38%, 6/12/2027	30,000	29,121

		165,906

Construction & Engineering 0.3%
AECOM, 5.88%, 10/15/2024	65,000	69,306
5.13%, 3/15/2027	75,000	75,094
Brand Industrial Services, Inc., 8.50%, 7/15/2025(b)	35,000	36,400
Fluor Corp., 3.38%, 9/15/2021	3,860,000	3,915,835
Tutor Perini Corp., 6.88%, 5/1/2025(b)	60,000	63,900

		4,160,535

Construction Materials 0.0%†
Cemex SAB de CV, (ICE LIBOR USD 3 Month + 4.75%), 6.47%, 10/15/2018(b)(f)	200,000	205,000

Consumer Finance 0.9%
Ally Financial, Inc., 4.13%, 2/13/2022	50,000	50,625
8.00%, 11/1/2031	50,000	63,750
American Express Co., 3.00%, 10/30/2024	5,512,000	5,410,356
Capital One Financial Corp., (ICE LIBOR USD 3 Month + 0.76%), 2.17%, 5/12/2020(f)	5,400,000	5,427,903
Credit Acceptance Corp., 7.38%, 3/15/2023	60,000	62,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Consumer Finance (continued)
Enova International, Inc., 9.75%, 6/1/2021	$49,000	$52,185
8.50%, 9/1/2024(b)	40,000	41,600
Navient Corp., 8.00%, 3/25/2020	65,000	70,262
Springleaf Finance Corp., 8.25%, 12/15/2020	190,000	209,475
TMX Finance LLC, 8.50%, 9/15/2018(b)	140,000	136,500

		11,525,356

Containers & Packaging 0.4%
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022(b)	75,000	78,281
Packaging Corp. of America, 2.45%, 12/15/2020	5,000,000	4,974,578

		5,052,859

Diversified Financial Services 1.3%
Block Financial LLC, 4.13%, 10/1/2020	2,385,000	2,439,210
5.25%, 10/1/2025	7,300,000	7,702,359
FBM Finance, Inc., 8.25%, 8/15/2021(b)	100,000	106,250
Jefferies Finance LLC, 7.25%, 8/15/2024(b)	3,950,000	4,103,062
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/2018	1,620,000	1,717,919
SquareTwo Financial Corp., 11.00%, 5/24/2019(g)(h)	145,495	12,934
VFH Parent LLC, 6.75%, 6/15/2022(b)	65,000	68,413

		16,150,147

Diversified Telecommunication Services 1.4%
AT&T, Inc., 4.90%, 8/14/2037	1,435,000	1,454,410
CCO Holdings LLC, 5.88%, 4/1/2024(b)	200,000	209,000
5.75%, 2/15/2026(b)	50,000	51,750
5.50%, 5/1/2026(b)	220,000	224,400
5.13%, 5/1/2027(b)	5,000	4,888
5.00%, 2/1/2028(b)	75,000	72,328
CenturyLink, Inc., Series Y, 7.50%, 4/1/2024(d)	2,660,000	2,679,950
Series P, 7.60%, 9/15/2039	30,000	26,362
Intelsat Jackson Holdings SA, 7.50%, 4/1/2021	50,000	42,563
8.00%, 2/15/2024(b)	38,000	39,900
Level 3 Financing, Inc., 5.38%, 5/1/2025	75,000	74,700
5.25%, 3/15/2026	125,000	122,656
SFR Group SA, 7.38%, 5/1/2026(b)	400,000	394,000
Sprint Capital Corp., 8.75%, 3/15/2032	50,000	59,125
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 2.00%, 5/22/2020(f)	12,000,000	12,067,847

		17,523,879

Electric Utilities 0.0%†
NextEra Energy Operating Partners LP, 4.25%, 9/15/2024(b)	15,000	15,075
4.50%, 9/15/2027(b)	30,000	29,588

		44,663

Electrical Equipment 0.4%
Emerson Electric Co., 4.88%, 10/15/2019	4,933,000	5,128,964

Electronic Equipment, Instruments & Components 1.0%
CDW LLC, 5.50%, 12/1/2024	75,000	80,953
Corning, Inc., 7.25%, 8/15/2036	9,932,000	12,197,065

		12,278,018

Energy Equipment & Services 0.2%
Bristow Group, Inc., 6.25%, 10/15/2022(d)	1,075,000	908,375
Ensco plc, 7.75%, 2/1/2026	1,500,000	1,491,563
Precision Drilling Corp., 7.75%, 12/15/2023	30,000	32,175
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024(b)	54,000	58,860
Transocean, Inc., 9.00%, 7/15/2023(b)	125,000	137,187
7.50%, 1/15/2026(b)	35,000	36,488
Trinidad Drilling Ltd., 6.63%, 2/15/2025(b)	65,000	63,700
Weatherford International Ltd., 7.75%, 6/15/2021	75,000	79,687
9.88%, 2/15/2024	85,000	92,650

		2,900,685

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc., 5.38%, 4/1/2023	60,000	61,650
5.38%, 5/15/2027	85,000	89,250
Government Properties Income Trust, 4.00%, 7/15/2022	3,500,000	3,511,375
Iron Mountain, Inc., 4.88%, 9/15/2027(b)	50,000	47,812
MGM Growth Properties Operating Partnership LP, 4.50%, 9/1/2026	70,000	69,125
MPT Operating Partnership LP, 5.00%, 10/15/2027	25,000	24,755
Uniti Group LP, 8.25%, 10/15/2023	1,250,000	1,184,375
VEREIT Operating Partnership LP, 4.88%, 6/1/2026	30,000	31,114
Vornado Realty LP, 3.50%, 1/15/2025	1,000,000	975,947

		5,995,403

Food & Staples Retailing 0.8%
Albertsons Cos. LLC, 6.63%, 6/15/2024	85,000	80,750
New Albertson’s, Inc., 7.45%, 8/1/2029	20,000	17,550
Sysco Corp., 6.63%, 3/17/2039	5,054,000	6,668,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food & Staples Retailing (continued)
Walmart, Inc., 3.63%, 12/15/2047	$3,500,000	$3,587,543

		10,354,727

Food Products 0.2%
Dean Foods Co., 6.50%, 3/15/2023(b)	60,000	59,400
JBS USA LUX SA, 7.25%, 6/1/2021(b)	225,000	229,500
Post Holdings, Inc., 5.50%, 3/1/2025(b)	85,000	87,550
Wells Enterprises, Inc., 6.75%, 2/1/2020(b)	2,215,000	2,256,531

		2,632,981

Gas Utilities 0.0%†
AmeriGas Partners LP, 5.75%, 5/20/2027	75,000	76,781

Health Care Equipment & Supplies 0.0%†
DJO Finco, Inc., 8.13%, 6/15/2021(b)	65,000	62,725
Hill-Rom Holdings, Inc., 5.75%, 9/1/2023(b)	75,000	78,094
Mallinckrodt International Finance SA, 5.63%, 10/15/2023(b)	30,000	25,650

		166,469

Health Care Providers & Services 1.0%
Centene Corp., 4.75%, 1/15/2025	60,000	60,975
DaVita, Inc., 5.13%, 7/15/2024	60,000	60,452
5.00%, 5/1/2025	75,000	74,718
Envision Healthcare Corp., 5.63%, 7/15/2022	50,000	50,875
HCA, Inc., 7.50%, 2/15/2022	200,000	224,500
5.88%, 3/15/2022	2,500,000	2,682,812
5.00%, 3/15/2024	50,000	52,063
5.38%, 2/1/2025	115,000	117,444
5.25%, 6/15/2026	125,000	130,781
Laboratory Corp. of America Holdings, 3.60%, 9/1/2027	2,000,000	1,960,838
MEDNAX, Inc., 5.25%, 12/1/2023(b)	4,191,000	4,280,059
Molina Healthcare, Inc., 4.88%, 6/15/2025(b)	60,000	59,925
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(b)	85,000	91,269
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023(b)	2,000,000	2,100,000
WellCare Health Plans, Inc., 5.25%, 4/1/2025	60,000	62,652

		12,009,363

Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, 5.00%, 10/15/2025(b)	80,000	80,100
Caesars Resort Collection LLC, 5.25%, 10/15/2025(b)	75,000	74,446
Golden Nugget, Inc., 6.75%, 10/15/2024(b)	75,000	77,531
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	65,000	64,700
Hilton Grand Vacations Borrower LLC, 6.13%, 12/1/2024	75,000	82,312
International Game Technology plc, 6.50%, 2/15/2025(b)	200,000	222,500
Jack Ohio Finance LLC, 6.75%, 11/15/2021(b)	80,000	84,200
10.25%, 11/15/2022(b)	40,000	44,500
Jacobs Entertainment, Inc., 7.88%, 2/1/2024(b)	65,000	70,850
KFC Holding Co., 4.75%, 6/1/2027(b)	45,000	44,662
MGM Resorts International, 6.00%, 3/15/2023	100,000	108,000
Nathan’s Famous, Inc., 6.63%, 11/1/2025(b)	1,500,000	1,548,750
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	70,000	72,362
Penn National Gaming, Inc., 5.63%, 1/15/2027(b)	60,000	62,214
Scientific Games International, Inc., 5.00%, 10/15/2025(b)	35,000	35,044
Speedway Motorsports, Inc., 5.13%, 2/1/2023	65,000	66,138
Viking Cruises Ltd., 5.88%, 9/15/2027(b)	75,000	75,094

		2,813,403

Household Durables 0.2%
AV Homes, Inc., 6.63%, 5/15/2022	35,000	36,575
Beazer Homes USA, Inc., 5.88%, 10/15/2027(b)	50,000	49,875
CalAtlantic Group, Inc., 5.25%, 6/1/2026	50,000	52,375
Lennar Corp., 4.75%, 11/29/2027(b)	60,000	60,605
M/I Homes, Inc., 5.63%, 8/1/2025	75,000	76,312
NVR, Inc., 3.95%, 9/15/2022	1,994,000	2,057,336
PulteGroup, Inc., 5.50%, 3/1/2026	130,000	139,588
Shea Homes LP, 5.88%, 4/1/2023(b)	45,000	46,350
6.13%, 4/1/2025(b)	10,000	10,388

		2,529,404

Household Products 0.3%
Central Garden & Pet Co., 6.13%, 11/15/2023	3,694,000	3,901,787

Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp., 5.38%, 1/15/2023	65,000	64,187
Dynegy, Inc., 7.38%, 11/1/2022	140,000	147,896
8.00%, 1/15/2025(b)	125,000	135,625
8.13%, 1/30/2026(b)	100,000	110,280
NRG Energy, Inc., 7.25%, 5/15/2026	125,000	136,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, 10.50%, 1/15/2026(b)	$50,000	$50,375

		644,501

Industrial Conglomerates 1.0%
General Electric Co., (ICE LIBOR USD 3 Month + 1.00%), 2.59%, 3/15/2023(f)	12,000,000	12,060,568

Insurance 5.0%
Acrisure LLC, 7.00%, 11/15/2025(b)	70,000	69,475
Alterra Finance LLC, 6.25%, 9/30/2020	5,000,000	5,399,262
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	3,625,000	3,879,547
Brighthouse Financial, Inc., 3.70%, 6/22/2027(b)	3,000,000	2,882,009
Hub Holdings LLC, 8.12%, 7/15/2019(b)(c)	50,000	50,000
HUB International Ltd., 7.88%, 10/1/2021(b)	120,000	124,800
Markel Corp., 3.63%, 3/30/2023	3,600,000	3,642,222
5.00%, 3/30/2043	1,480,000	1,610,393
4.30%, 11/1/2047	5,951,000	5,937,817
Montpelier Re Holdings Ltd., 4.70%, 10/15/2022	4,052,000	4,202,656
Navigators Group, Inc. (The), 5.75%, 10/15/2023	5,000,000	5,252,604
NFP Corp., 6.88%, 7/15/2025(b)	15,000	15,412
Provident Cos., Inc., 7.00%, 7/15/2018	6,200,000	6,332,178
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 5.00%), 8.88%, 6/15/2038(f)	8,770,000	8,956,363
RenRe North America Holdings, Inc., 5.75%, 3/15/2020	2,350,000	2,480,735
Torchmark Corp., 9.25%, 6/15/2019	3,910,000	4,256,302
7.88%, 5/15/2023	2,975,000	3,499,382
Willis North America, Inc., 3.60%, 5/15/2024	3,000,000	3,006,201

		61,597,358

Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc., 3.88%, 8/22/2037(b)	4,000,000	4,119,641
Expedia, Inc., 4.50%, 8/15/2024	3,750,000	3,872,386
Netflix, Inc., 5.88%, 2/15/2025	70,000	74,920
4.38%, 11/15/2026	50,000	48,859

		8,115,806

Internet Software & Services 1.1%
eBay, Inc., 3.60%, 6/5/2027	12,425,000	12,137,759
Match Group, Inc., 5.00%, 12/15/2027(b)	35,000	35,088
Tencent Holdings Ltd., 3.60%, 1/19/2028(b)	1,000,000	985,230
Zayo Group LLC, 5.75%, 1/15/2027(b)	160,000	162,608

		13,320,685

IT Services 0.1%
Conduent Finance, Inc., 10.50%, 12/15/2024(b)	125,000	145,938
First Data Corp., 7.00%, 12/1/2023(b)	180,000	189,563
Western Union Co. (The), 3.60%, 3/15/2022	1,455,000	1,467,513

		1,803,014

Machinery 0.9%
BCD Acquisition, Inc., 9.63%, 9/15/2023(b)	6,200,000	6,773,500
BlueLine Rental Finance Corp., 9.25%, 3/15/2024(b)	60,000	65,250
Cloud Crane LLC, 10.13%, 8/1/2024(b)	160,000	180,800
CNH Industrial Capital LLC, 4.88%, 4/1/2021	3,000,000	3,146,250
Meritor, Inc., 6.25%, 2/15/2024	120,000	126,300
SPX FLOW, Inc., 5.63%, 8/15/2024(b)	125,000	129,688
Tennant Co., 5.63%, 5/1/2025(b)	60,000	62,475
Terex Corp., 5.63%, 2/1/2025(b)	85,000	87,231

		10,571,494

Media 0.9%
Altice Financing SA, 6.63%, 2/15/2023(b)	200,000	202,580
Altice Luxembourg SA, 7.63%, 2/15/2025(b)	200,000	183,500
Cablevision Systems Corp., 5.88%, 9/15/2022	75,000	75,750
CBS Corp., 2.90%, 6/1/2023(b)	2,500,000	2,445,753
CBS Radio, Inc., 7.25%, 11/1/2024(b)	125,000	131,250
Cinemark USA, Inc., 4.88%, 6/1/2023	75,000	75,937
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	75,000	76,875
Comcast Cable Holdings LLC, 9.88%, 6/15/2022	1,165,000	1,453,879
DISH DBS Corp., 5.88%, 11/15/2024	125,000	118,516
Omnicom Group, Inc., 3.60%, 4/15/2026	5,416,000	5,388,046
Regal Entertainment Group, 5.75%, 2/1/2025	65,000	66,706
Sirius XM Radio, Inc., 5.38%, 4/15/2025(b)	125,000	128,750
5.38%, 7/15/2026(b)	75,000	76,781
5.00%, 8/1/2027(b)	35,000	34,794
TEGNA, Inc., 6.38%, 10/15/2023	120,000	125,550
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025(b)	200,000	205,000

		10,789,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Metals & Mining 0.1%
AK Steel Corp., 6.38%, 10/15/2025	$50,000	$49,375
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(b)	20,000	21,825
ArcelorMittal, 7.50%, 10/15/2039	100,000	129,000
Freeport-McMoRan, Inc., 6.88%, 2/15/2023	25,000	27,437
4.55%, 11/14/2024	40,000	40,650
5.45%, 3/15/2043	60,000	61,500
Hudbay Minerals, Inc., 7.25%, 1/15/2023(b)	20,000	21,350
7.63%, 1/15/2025(b)	45,000	49,500
Northwest Acquisitions ULC, 7.13%, 11/1/2022(b)	35,000	36,050
Teck Resources Ltd., 6.25%, 7/15/2041	120,000	139,050
United States Steel Corp., 6.65%, 6/1/2037	30,000	29,850

		605,587

Multiline Retail 0.8%
Dillard’s, Inc., 7.13%, 8/1/2018	1,775,000	1,809,498
7.75%, 7/15/2026	1,845,000	2,093,010
JC Penney Corp., Inc., 5.88%, 7/1/2023(b)	25,000	24,031
Macy’s Retail Holdings, Inc., 6.38%, 3/15/2037	5,380,000	5,447,070

		9,373,609

Multi-Utilities 0.7%
Berkshire Hathaway Energy Co., 3.80%, 7/15/2048(b)	5,000,000	4,959,923
Dominion Energy, Inc., Series B, 2.75%, 1/15/2022	4,200,000	4,164,016

		9,123,939

Oil, Gas & Consumable Fuels 6.0%
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(b)	40,000	44,050
Blue Racer Midstream LLC, 6.13%, 11/15/2022(b)	100,000	103,750
Boardwalk Pipelines LP, 4.95%, 12/15/2024	4,500,000	4,731,153
California Resources Corp., 8.00%, 12/15/2022(b)	20,000	16,800
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	130,000	140,075
CITGO Petroleum Corp., 6.25%, 8/15/2022(b)	4,000,000	4,017,500
Crestwood Midstream Partners LP, 5.75%, 4/1/2025	75,000	77,437
DCP Midstream Operating LP, 6.75%, 9/15/2037(b)	25,000	28,313
Delek Logistics Partners LP, 6.75%, 5/15/2025(b)	65,000	66,300
Denbury Resources, Inc., 9.00%, 5/15/2021(b)	15,000	15,337
Energy Transfer Equity LP, 5.50%, 6/1/2027	70,000	73,764
Enterprise Products Operating LLC, 3.75%, 2/15/2025	6,250,000	6,377,372
Enviva Partners LP, 8.50%, 11/1/2021	10,650,000	11,382,188
EP Energy LLC, 8.00%, 11/29/2024(b)	50,000	52,625
Exxon Mobil Corp., 2.22%, 3/1/2021	3,875,000	3,832,992
Genesis Energy LP, 5.63%, 6/15/2024	130,000	127,075
Gulfport Energy Corp., 6.38%, 5/15/2025	30,000	30,600
6.38%, 1/15/2026(b)	35,000	35,525
Hess Infrastructure Partners LP, 5.63%, 2/15/2026(b)	60,000	60,900
Hilcorp Energy I LP, 5.75%, 10/1/2025(b)	75,000	77,250
HollyFrontier Corp., 5.88%, 4/1/2026	11,300,000	12,513,891
MEG Energy Corp., 6.50%, 1/15/2025(b)	25,000	24,437
Murphy Oil Corp., 4.45%, 12/1/2022	45,000	45,225
Murray Energy Corp., 11.25%, 4/15/2021(b)	80,000	43,200
NGPL PipeCo LLC, 4.88%, 8/15/2027(b)	70,000	71,925
ONEOK, Inc., 7.50%, 9/1/2023	25,000	29,574
Parsley Energy LLC, 6.25%, 6/1/2024(b)	25,000	26,375
5.38%, 1/15/2025(b)	35,000	35,350
5.63%, 10/15/2027(b)	35,000	35,963
PBF Holding Co. LLC, 7.00%, 11/15/2023	5,390,000	5,659,500
7.25%, 6/15/2025	3,000,000	3,160,050
PBF Logistics LP, 6.88%, 5/15/2023(b)	35,000	36,400
6.88%, 5/15/2023	25,000	26,000
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,000,000	2,047,227
RSP Permian, Inc., 6.63%, 10/1/2022	20,000	21,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	1,587,000	1,750,510
SM Energy Co., 6.13%, 11/15/2022	75,000	77,906
Southwestern Energy Co., 6.70%, 1/23/2025	100,000	101,750
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	80,000	80,800
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/2045	4,500,000	4,578,102
Tallgrass Energy Partners LP, 5.50%, 1/15/2028(b)	65,000	64,838
Targa Resources Partners LP, 5.13%, 2/1/2025	90,000	90,675
5.00%, 1/15/2028(b)	80,000	79,200
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/2026(b)	3,000,000	2,987,826
Texas Eastern Transmission LP, 4.15%, 1/15/2048(b)	1,750,000	1,727,180
Valero Energy Corp., 8.75%, 6/15/2030	2,500,000	3,447,318
7.50%, 4/15/2032	2,641,000	3,521,536
Whiting Petroleum Corp., 5.75%, 3/15/2021	80,000	82,800

		73,657,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Paper & Forest Products 0.5%
Boise Cascade Co., 5.63%, 9/1/2024(b)	$75,000	$78,375
Louisiana-Pacific Corp., 4.88%, 9/15/2024	6,200,000	6,378,250

		6,456,625

Pharmaceuticals 0.6%
Merck & Co., Inc., 3.88%, 1/15/2021	5,921,000	6,130,557
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/2022(b)	60,000	62,868
5.88%, 5/15/2023(b)	120,000	108,414
7.00%, 3/15/2024(b)	125,000	132,930
5.50%, 11/1/2025(b)	25,000	25,188
Wyeth LLC, 6.45%, 2/1/2024	1,000,000	1,184,122

		7,644,079

Professional Services 0.5%
Booz Allen Hamilton, Inc., 5.13%, 5/1/2025(b)	65,000	65,163
FTI Consulting, Inc., 6.00%, 11/15/2022	5,350,000	5,503,812
Jaguar Holding Co. II, 6.38%, 8/1/2023(b)	50,000	51,750
Michael Baker International LLC, 8.75%, 3/1/2023(b)	85,000	83,088

		5,703,813

Real Estate Management & Development 0.6%
Crescent Communities LLC, 8.88%, 10/15/2021(b)	124,000	131,440
Hunt Cos., Inc., 6.25%, 2/15/2026(b)	7,000,000	7,000,000

		7,131,440

Road & Rail 1.1%
Avis Budget Car Rental LLC, 5.50%, 4/1/2023(d)	2,350,000	2,367,625
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	3,000,000	3,534,623
Hertz Corp. (The), 5.88%, 10/15/2020	75,000	75,000
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023(b)	50,000	47,750
5.50%, 2/15/2024(b)	75,000	74,250
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/2022(b)	7,500,000	7,356,339

		13,455,587

Semiconductors & Semiconductor Equipment 0.7%
Broadcom Corp., 3.50%, 1/15/2028(b)	8,000,000	7,498,200
Microsemi Corp., 9.13%, 4/15/2023(b)	1,042,000	1,164,435
Qorvo, Inc., 6.75%, 12/1/2023	100,000	106,500

		8,769,135

Software 0.7%
Change Healthcare Holdings LLC, 5.75%, 3/1/2025(b)	70,000	71,225
Infor US, Inc., 6.50%, 5/15/2022	20,000	20,625
Microsoft Corp., 2.40%, 8/8/2026	9,080,000	8,545,712

		8,637,562

Specialty Retail 2.2%
Advance Auto Parts, Inc., 4.50%, 12/1/2023	4,085,000	4,247,759
Beacon Escrow Corp., 4.88%, 11/1/2025(b)	2,000,000	1,990,000
Foot Locker, Inc., 8.50%, 1/15/2022	6,765,000	7,838,944
L Brands, Inc., 7.00%, 5/1/2020	2,000,000	2,155,000
6.95%, 3/1/2033	5,800,000	5,727,500
Party City Holdings, Inc., 6.13%, 8/15/2023(b)	60,000	61,575
PetSmart, Inc., 5.88%, 6/1/2025(b)	15,000	11,550
Rent-A-Center, Inc., 6.63%, 11/15/2020(d)	6,015,000	5,714,250
Staples, Inc., 8.50%, 9/15/2025(b)	25,000	24,156

		27,770,734

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc., 2.85%, 5/11/2024	8,976,000	8,866,359
4.38%, 5/13/2045	2,750,000	3,007,369
Dell International LLC, 7.13%, 6/15/2024(b)	100,000	109,312
6.02%, 6/15/2026(b)	75,000	82,020
8.10%, 7/15/2036(b)	5,941,000	7,550,956
Diebold Nixdorf, Inc., 8.50%, 4/15/2024	5,500,000	5,810,750
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	8,500,000	8,893,933
NCR Corp., 6.38%, 12/15/2023	125,000	131,250
Seagate HDD Cayman, 4.25%, 3/1/2022(b)	3,000,000	3,043,598
Western Digital Corp., 7.38%, 4/1/2023(b)	65,000	70,769
10.50%, 4/1/2024	9,420,000	11,011,980
Xerox Corp., 3.63%, 3/15/2023	2,000,000	1,974,269

		50,552,565

Textiles, Apparel & Luxury Goods 1.0%
Michael Kors USA, Inc., 4.00%, 11/1/2024(b)	7,000,000	7,022,331
Tapestry, Inc., 4.13%, 7/15/2027	5,820,000	5,779,671

		12,802,002

Thrifts & Mortgage Finance 0.0%†
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025(b)	115,000	115,000
Provident Funding Associates LP, 6.38%, 6/15/2025(b)	155,000	161,006
Quicken Loans, Inc., 5.75%, 5/1/2025(b)	130,000	132,438

		408,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Tobacco 0.4%
Vector Group Ltd., 6.13%, 2/1/2025(b)	$5,000,000	$5,187,500

Trading Companies & Distributors 0.9%
Air Lease Corp., 3.25%, 3/1/2025	4,200,000	4,082,844
Beacon Roofing Supply, Inc., 6.38%, 10/1/2023	60,000	63,750
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/2022(b)	4,000,000	4,185,000
United Rentals North America, Inc., 5.88%, 9/15/2026	2,285,000	2,447,806
4.88%, 1/15/2028	65,000	64,919

		10,844,319

Wireless Telecommunication Services 0.3%
Hughes Satellite Systems Corp., 7.63%, 6/15/2021	3,050,000	3,332,125
Sprint Corp., 7.25%, 9/15/2021	75,000	79,703
7.88%, 9/15/2023	250,000	264,793
7.63%, 2/15/2025(d)	125,000	129,687
T-Mobile USA, Inc., 6.63%, 4/1/2023	100,000	103,930
6.38%, 3/1/2025	100,000	106,375

		4,016,613

Total Corporate Bonds (cost $743,814,955)		747,878,327

Mortgage-Backed Securities 20.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# J14732 4.00%, 3/1/2026	43	44
Pool# C91768 3.50%, 7/1/2034	7,182,999	7,353,131
Pool# G30692 3.50%, 8/1/2034	8,637,492	8,847,968
Pool# G30782 3.50%, 2/1/2035	2,670,104	2,735,176
Pool# C91846 3.00%, 9/1/2035	2,460,142	2,454,849
Pool# C91859 3.50%, 12/1/2035	2,677,689	2,736,201
Pool# C91868 3.50%, 4/1/2036	6,430,174	6,570,653
Pool# A95406 4.00%, 12/1/2040	1,293,627	1,342,462
Pool# G60438 3.00%, 1/1/2041	6,939,870	6,841,833
Pool# Q06025 4.00%, 2/1/2042	1,725,436	1,800,907
Pool# Q10392 3.50%, 8/1/2042	3,815,637	3,872,405
Pool# G08541 3.50%, 8/1/2043	5,554,886	5,637,514
Pool# G08554 3.50%, 10/1/2043	3,177,440	3,224,667
Pool# G08588 4.00%, 5/1/2044	2,900,023	2,998,902
Pool# C09071 4.00%, 2/1/2045	5,516,859	5,703,746
Pool# G08702 3.50%, 4/1/2046	15,748,661	15,927,910
Pool# G08792 3.50%, 12/1/2047	10,916,764	11,041,172
FNMA Pool
Pool# MA0848 3.50%, 9/1/2026	5,081,821	5,202,449
Pool# AL4235 3.50%, 1/1/2027	6,252,434	6,400,849
Pool# AL4180 3.50%, 9/1/2028	3,066,752	3,139,548
Pool# MA2124 3.00%, 12/1/2029	1,424,994	1,435,471
Pool# AL6591 3.00%, 9/1/2033	6,321,437	6,311,242
Pool# MA1608 3.50%, 10/1/2033	8,192,615	8,368,883
Pool# MA2610 3.00%, 5/1/2036	10,563,502	10,542,790
Pool# AE0311 3.50%, 8/1/2040	6,556,527	6,657,323
Pool# AE3328 4.00%, 10/1/2040	3,860,148	4,006,630
Pool# AB1845 4.00%, 11/1/2040	7,182,593	7,455,413
Pool# AH0315 4.00%, 12/1/2040	10,033,200	10,413,522
Pool# AJ9278 3.50%, 12/1/2041	7,132,099	7,241,974
Pool# AJ9323 3.00%, 1/1/2042	4,124,488	4,045,210
Pool# AW8165 4.00%, 1/1/2042	5,385,756	5,587,771
Pool# AJ8414 4.00%, 2/1/2042	4,029,843	4,181,297
Pool# AB4696 4.00%, 3/1/2042	2,415,013	2,518,432
Pool# AP8288 3.00%, 9/1/2042	6,309,796	6,219,241
Pool# AU2592 3.50%, 8/1/2043	3,829,414	3,886,252
Pool# BE4201 4.00%, 1/1/2045	10,102,260	10,447,782
Pool# AX4312 3.50%, 2/1/2045	3,818,461	3,856,489
Pool# AZ7353 3.50%, 11/1/2045	5,992,637	6,054,864
Pool# AS6408 3.50%, 1/1/2046	9,089,900	9,184,800
Pool# AS6654 3.50%, 2/1/2046	9,174,225	9,269,732
Pool# BC0304 3.50%, 3/1/2046	8,551,501	8,640,653
Pool# MA2620 3.00%, 5/1/2046	8,886,168	8,714,718

Total Mortgage-Backed Securities (cost $254,510,986)		248,872,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

Preferred Stocks 0.9%

	Shares	Value
Consumer Finance 0.0%†
SquareTwo TL, 0.00%,*(h)(j)	355	$0

Insurance 0.5%
Allstate Corp. (The), 6.75%, 10/15/2018(k)	94,250	2,425,995
Maiden Holdings North America Ltd., 7.75%, 12/01/2043(k)	126,000	2,773,260
PartnerRe Ltd., 7.25%, 4/29/2021(d)(k)	31,383	864,288

		6,063,543

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Two Harbors Investment Corp., (ICE LIBOR USD 3 Month + 5.35%), 7.63%, 7/27/2027(f)(k)	180,000	4,532,400

Thrifts & Mortgage Finance 0.0%†
FHLMC, (ICE LIBOR USD 3 Month + 4.16%), 8.38%, 12/31/2022*(f)(k)	35,000	280,000

Total Preferred Stocks (cost $11,799,137)		10,875,943

U.S. Treasury Obligations 11.8%

	Principal Amount	Value
U.S. Treasury Bonds , 3.00%, 5/15/2042	10,590,000	10,762,501
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022(i)	2,000,000	1,999,023
0.38%, 7/15/2027(i)	5,000,000	4,948,557
U.S. Treasury Notes 1.63%, 8/31/2019	12,000,000	11,914,687
1.63%, 3/15/2020	8,885,000	8,783,655
1.50%, 5/31/2020	3,965,000	3,900,879
1.38%, 8/31/2020	17,500,000	17,117,871
2.00%, 8/31/2021	20,000,000	19,728,906
2.00%, 12/31/2021	21,665,000	21,312,098
2.00%, 10/31/2022	8,475,000	8,279,347
2.13%, 12/31/2022	5,125,000	5,029,507
1.75%, 5/15/2023	8,085,000	7,763,179
2.13%, 11/30/2023	5,000,000	4,873,242
2.13%, 2/29/2024	19,435,000	18,892,946

Total U.S. Treasury Obligations (cost $148,591,655)		145,306,398

Warrant 0.0%†

	Number of Warrants	Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 6/8/2018*(h)(j)	8,400	0

Total Warrant (cost $0)		0

Short-Term Investments 1.8%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(l)(m)	1,058,038	1,058,038

	Principal Amount	Value
U.S. Treasury Obligations 1.7%
U.S. Treasury Bills 0.00%, 2/8/2018(n)	$12,000,000	11,997,177
0.00%, 10/11/2018(n)	9,900,000	9,783,269
		21,780,446

Total Short-Term Investments (cost $22,844,986)		22,838,484

Repurchase Agreement 1.4%

	Principal Amount	Value
Royal Bank of Canada 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $17,581,651, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $17,932,659.(m)	17,581,017	17,581,017

Total Repurchase Agreement (cost $17,581,017)		17,581,017

Total Investments (cost $1,227,473,795) — 98.8%		1,221,597,286
Other assets in excess of liabilities — 1.2%		15,221,835

NET ASSETS — 100.0%		$1,236,819,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

*	Denotes a non-income producing security.
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $206,528,120 which represents 16.70% of net assets.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $18,017,585, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,058,038 and $17,581,017, respectively, a total value of $18,639,055.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(g)	Fair valued security.
(h)	Illiquid security (unaudited).
(i)	Principal amounts are not adjusted for inflation.
(j)	Value determined using significant unobservable inputs.
(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2018.
(l)	Represents 7-day effective yield as of January 31, 2018.
(m)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $18,639,055.
(n)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(o)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the blend rate.
†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United Sates Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$986,458	$—	$986,458
Collateralized Mortgage Obligations	—	18,352,994	—	18,352,994
Commercial Mortgage-Backed Securities	—	8,904,790	—	8,904,790
Corporate Bonds	—	747,878,327	—	747,878,327
Mortgage-Backed Securities	—	248,872,875	—	248,872,875
Preferred Stocks
Consumer Finance	—	—	—	—
Insurance	6,063,543	—	—	6,063,543
Mortgage Real Estate Investment Trusts (REITs)	4,532,400	—	—	4,532,400
Thrifts & Mortgage Finance	280,000	—	—	280,000

Total Preferred Stocks	$10,875,943	$—	$—	$10,875,943

Repurchase Agreement	—	17,581,017	—	17,581,017
Short-Term Investments	1,058,038	21,780,446	—	22,838,484
U.S. Treasury Obligations	—	145,306,398	—	145,306,398
Warrant	—	—	—	—

Total	$11,933,981	$1,209,663,305	$—	$1,221,597,286

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2018, the Fund held, one preferred stock and one warrant investment that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Core Plus Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Preferred Stocks	Warrant	Total
Balance as of 10/31/2017	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation/Depreciation	(12,425)	—	(12,425)
Purchases*	12,425	—	12,425
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 1/31/2018	$—	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2018	$(12,425)	$—	$(12,425)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 79.1%

	Shares	Value
Equity Funds 36.0%
Nationwide International Index Fund, Class R6(a)	284,655	$2,550,507
Nationwide Mid Cap Market Index Fund, Class R6(a)	57,290	1,062,733
Nationwide S&P 500 Index Fund, Class R6(a)	224,121	3,825,741
Nationwide Small Cap Index Fund, Class R6(a)	14,762	212,577

Total Equity Funds (cost $6,719,152)		7,651,558

Fixed Income Funds 43.1%
Nationwide Bond Index Fund, Class R6(a)	568,739	6,176,505
Nationwide Core Plus Bond Fund, Class R6(a)	189,537	1,918,117
Nationwide Inflation-Protected Securities Fund, Class R6(a)	109,222	1,062,733

Total Fixed Income Funds (cost $9,272,205)		9,157,355

Total Investment Companies (cost $15,991,357)		16,808,913

Exchange Traded Funds 3.0%

	Shares	Value
Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond ETF	1,729	212,201
iShares iBoxx $ High Yield Corporate Bond ETF	4,870	425,151

Total Exchange Traded Funds (cost $645,063)		637,352

Investment Contract 18.0%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$3,825,741	3,825,741

Total Investment Contract (cost $3,825,741)		3,825,741

Total Investments (cost $20,462,161) — 100.1%		21,272,006
Liabilities in excess of other assets — (0.1)%		(11,302)

NET ASSETS — 100.0%		$21,260,704

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$637,352	$—	$—	$637,352
Investment Companies	16,808,913	—	—	16,808,913
Investment Contract	—	—	3,825,741	3,825,741

Total	$17,446,265	$—	$3,825,741	$21,272,006

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as on 10/31/2017	$4,070,044	$4,070,044
Purchases*	217,449	217,449
Sales	(461,752)	(461,752)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as on 1/31/2018	$3,825,741	$3,825,741

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2010 Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 80.9%

	Shares	Value
Equity Funds 43.8%
Nationwide International Index Fund, Class R6(a)	1,445,177	$12,948,787
Nationwide Mid Cap Market Index Fund, Class R6(a)	324,038	6,010,903
Nationwide S&P 500 Index Fund, Class R6(a)	1,009,734	17,236,160
Nationwide Small Cap Index Fund, Class R6(a)	118,743	1,709,894

Total Equity Funds (cost $32,922,331)		37,905,744

Fixed Income Funds 37.1%
Nationwide Bond Index Fund, Class R6(a)	1,919,703	20,847,980
Nationwide Core Plus Bond Fund, Class R6(a)	772,922	7,821,969
Nationwide Inflation-Protected Securities Fund, Class R6(a)	354,864	3,452,822

Total Fixed Income Funds (cost $32,647,330)		32,122,771

Total Investment Companies (cost $65,569,661)		70,028,515

Exchange Traded Funds 5.0%

	Shares	Value
Equity Fund 2.0%
iShares Core MSCI Emerging Markets ETF	28,488	1,750,303

Total Equity Fund (cost $1,503,238)		1,750,303

Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond ETF	7,014	860,828
iShares iBoxx $ High Yield Corporate Bond ETF	19,696	1,719,461

Total Fixed Income Funds (cost $2,611,746)		2,580,289

Total Exchange Traded Funds (cost $4,114,984)		4,330,592

Investment Contract 14.1%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$12,159,866	12,159,866

Total Investment Contract (cost $12,159,866)		12,159,866

Total Investments (cost $81,844,511) — 100.0%		86,518,973
Liabilities in excess of other assets — 0.0%†		(35,417)

NET ASSETS — 100.0%		$86,483,556

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,330,592	$—	$—	$4,330,592
Investment Companies	70,028,515	—	—	70,028,515
Investment Contract	—	—	12,159,866	12,159,866

Total	$74,359,107	$—	$12,159,866	$86,518,973

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2015 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$13,167,815	$13,167,815
Purchases*	430,131	430,131
Sales	(1,438,080)	(1,438,080)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$12,159,866	$12,159,866

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 86.5%

	Shares	Value
Equity Funds 54.6%
Nationwide International Index Fund, Class R6(a)	4,628,986	$41,475,713
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,184,842	21,978,815
Nationwide S&P 500 Index Fund, Class R6(a)	3,627,160	61,915,622
Nationwide Small Cap Index Fund, Class R6(a)	508,287	7,319,339

Total Equity Funds (cost $116,978,412)		132,689,489

Fixed Income Funds 31.9%
Nationwide Bond Index Fund, Class R6(a)	4,691,528	50,949,997
Nationwide Core Plus Bond Fund, Class R6(a)	1,910,580	19,335,066
Nationwide Inflation-Protected Securities Fund, Class R6(a)	736,731	7,168,395

Total Fixed Income Funds (cost $78,829,071)		77,453,458

Total Investment Companies (cost $195,807,483)		210,142,947

Exchange Traded Funds 3.6%

	Shares	Value
Equity Fund 2.1%
iShares Core MSCI Emerging Markets ETF	82,172	5,048,647

Total Equity Fund (cost $4,336,144)		5,048,647

Fixed Income Funds 1.5%
iShares 20+ Year Treasury Bond ETF	9,987	1,225,705
iShares iBoxx $ High Yield Corporate Bond ETF	27,394	2,391,496

Total Fixed Income Funds (cost $3,661,454)		3,617,201

Total Exchange Traded Funds (cost $7,997,598)		8,665,848

Investment Contract 9.9%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$24,139,215	24,139,215

Total Investment Contract (cost $24,139,215)		24,139,215

Total Investments (cost $227,944,296) — 100.0%		242,948,010
Liabilities in excess of other assets — 0.0%†		(94,482)

NET ASSETS — 100.0%		$242,853,528

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$8,665,848	$—	$—	$8,665,848
Investment Companies	210,142,947	—	—	210,142,947
Investment Contract	—	—	24,139,215	24,139,215

Total	$218,808,795	$—	$24,139,215	$242,948,010

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$25,667,468	$25,667,468
Purchases*	372,835	372,835
Sales	(1,901,088)	(1,901,088)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$24,139,215	$24,139,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2020 Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 88.0%

	Shares	Value
Equity Funds 61.8%
Nationwide International Index Fund, Class R6(a)	6,655,839	$59,636,318
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,838,772	34,109,217
Nationwide S&P 500 Index Fund, Class R6(a)	4,951,945	84,529,703
Nationwide Small Cap Index Fund, Class R6(a)	971,844	13,994,553

Total Equity Funds (cost $168,459,063)		192,269,791

Fixed Income Funds 26.2%
Nationwide Bond Index Fund, Class R6(a)	4,987,583	54,165,154
Nationwide Core Plus Bond Fund, Class R6(a)	2,114,258	21,396,292
Nationwide Inflation-Protected Securities Fund, Class R6(a)	628,092	6,111,335

Total Fixed Income Funds (cost $82,949,577)		81,672,781

Total Investment Companies (cost $251,408,640)		273,942,572

Exchange Traded Funds 4.6%

	Shares	Value
Equity Fund 3.1%
iShares Core MSCI Emerging Markets ETF	157,627	9,684,603

Total Equity Fund (cost $8,323,429)		9,684,603

Fixed Income Funds 1.5%
iShares 20+ Year Treasury Bond ETF	12,565	1,542,102
iShares iBoxx $ High Yield Corporate Bond ETF	35,033	3,058,381

Total Fixed Income Funds (cost $4,656,845)		4,600,483

Total Exchange Traded Funds (cost $12,980,274)		14,285,086

Investment Contract 7.4%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$23,107,810	23,107,810

Total Investment Contract (cost $23,107,810)		23,107,810

Total Investments (cost $287,496,724) — 100.0%		311,335,468
Liabilities in excess of other assets — 0.0%†		(117,954)

NET ASSETS — 100.0%		$311,217,514

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,285,086	$—	$—	$14,285,086
Investment Companies	273,942,572	—	—	273,942,572
Investment Contract	—	—	23,107,810	23,107,810

Total	$288,227,658	$—	$23,107,810	$311,335,468

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$23,947,182	$23,947,182
Purchases*	538,425	538,425
Sales	(1,377,797)	(1,377,797)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$23,107,810	$23,107,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2025 Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 91.0%

	Shares	Value
Equity Funds 69.9%
Nationwide International Index Fund, Class R6(a)	7,461,251	$66,852,812
Nationwide Mid Cap Market Index Fund, Class R6(a)	2,044,920	37,933,257
Nationwide S&P 500 Index Fund, Class R6(a)	5,786,528	98,776,038
Nationwide Small Cap Index Fund, Class R6(a)	1,315,879	18,948,661

Total Equity Funds (cost $195,467,942)		222,510,768

Fixed Income Funds 21.1%
Nationwide Bond Index Fund, Class R6(a)	4,416,016	47,957,929
Nationwide Core Plus Bond Fund, Class R6(a)	1,894,380	19,171,130

Total Fixed Income Funds (cost $68,067,568)		67,129,059

Total Investment Companies (cost $263,535,510)		289,639,827

Exchange Traded Funds 5.1%

	Shares	Value
Equity Fund 3.1%
iShares Core MSCI Emerging Markets ETF	159,554	9,802,998

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	72,105	6,294,766

Total Exchange Traded Funds (cost $14,750,904)		16,097,764

Investment Contract 4.0%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$12,757,304	12,757,304

Total Investment Contract (cost $12,757,304)		12,757,304

Total Investments (cost $291,043,718) — 100.1%		318,494,895
Liabilities in excess of other assets — (0.1)%		(258,471)

NET ASSETS — 100.0%		$318,236,424

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$16,097,764	$—	$—	$16,097,764
Investment Companies	289,639,827	—	—	289,639,827
Investment Contract	—	—	12,757,304	12,757,304

Total	$305,737,591	$—	$12,757,304	$318,494,895

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$12,878,449	$12,878,449
Purchases*	563,786	563,786
Sales	(684,931)	(684,931)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/2018	$12,757,304	$12,757,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2030 Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 91.5%

	Shares	Value
Equity Funds 74.9%
Nationwide International Index Fund, Class R6(a)	6,851,061	$61,385,504
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,861,194	34,525,153
Nationwide S&P 500 Index Fund, Class R6(a)	5,024,982	85,776,448
Nationwide Small Cap Index Fund, Class R6(a)	1,288,634	18,556,327

Total Equity Funds (cost $176,768,444)		200,243,432

Fixed Income Funds 16.6%
Nationwide Bond Index Fund, Class R6(a)	3,346,141	36,339,089
Nationwide Core Plus Bond Fund, Class R6(a)	788,548	7,980,108

Total Fixed Income Funds (cost $44,968,199)		44,319,197

Total Investment Companies (cost $221,736,643)		244,562,629

Exchange Traded Funds 5.6%

	Shares	Value
Equity Fund 3.6%
iShares Core MSCI Emerging Markets ETF	156,679	9,626,358

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	60,062	5,243,413

Total Exchange Traded Funds (cost $13,538,662)		14,869,771

Investment Contract 3.0%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$7,968,075	7,968,075

Total Investment Contract (cost $7,968,075)		7,968,075

Total Investments (cost $243,243,380) — 100.1%		267,400,475
Liabilities in excess of other assets — (0.1)%		(135,170)

NET ASSETS — 100.0%		$267,265,305

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,869,771	$—	$—	$14,869,771
Investment Companies	244,562,629	—	—	244,562,629
Investment Contract	—	—	7,968,075	7,968,075

Total	$259,432,400	$—	$7,968,075	$267,400,475

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$7,913,590	$7,913,590
Purchases*	277,047	277,047
Sales	(222,562)	(222,562)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$7,968,075	$7,968,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2035 Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 92.5%

	Shares	Value
Equity Funds 81.5%
Nationwide International Index Fund, Class R6(a)	5,961,207	$53,412,413
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,642,250	30,463,747
Nationwide S&P 500 Index Fund, Class R6(a)	4,623,575	78,924,423
Nationwide Small Cap Index Fund, Class R6(a)	1,051,048	15,135,092

Total Equity Funds (cost $157,924,775)		177,935,675

Fixed Income Funds 11.0%
Nationwide Bond Index Fund, Class R6(a)	1,817,111	19,733,829
Nationwide Core Plus Bond Fund, Class R6(a)	423,896	4,289,832

Total Fixed Income Funds (cost $24,429,701)		24,023,661

Total Investment Companies (cost $182,354,476)		201,959,336

Exchange Traded Funds 5.5%

	Shares	Value
Equity Fund 3.6%
iShares Core MSCI Emerging Markets ETF	127,443	7,830,098

Fixed Income Fund 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF	48,902	4,269,145

Total Exchange Traded Funds (cost $11,024,107)		12,099,243

Investment Contract 2.0%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$4,291,083	4,291,083

Total Investment Contract (cost $4,291,083)		4,291,083

Total Investments (cost $197,669,666) — 100.0%		218,349,662
Liabilities in excess of other assets — 0.0%†		(85,932)

NET ASSETS — 100.0%		$218,263,730

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$12,099,243	$—	$—	$12,099,243
Investment Companies	201,959,336	—	—	201,959,336
Investment Contract	—	—	4,291,083	4,291,083

Total	$214,058,579	$—	$4,291,083	$218,349,662

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2040 Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$4,321,705	$4,321,705
Purchases*	98,547	98,547
Sales	(129,169)	(129,169)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$4,291,083	$4,291,083

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 94.0%

	Shares	Value
Equity Funds 84.9%
Nationwide International Index Fund, Class R6(a)	4,723,217	$42,320,027
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,365,934	25,338,067
Nationwide S&P 500 Index Fund, Class R6(a)	3,690,905	63,003,748
Nationwide Small Cap Index Fund, Class R6(a)	933,777	13,446,382

Total Equity Funds (cost $128,423,031)		144,108,224

Fixed Income Funds 9.1%
Nationwide Bond Index Fund, Class R6(a)	1,104,500	11,994,873
Nationwide Core Plus Bond Fund, Class R6(a)	332,487	3,364,770

Total Fixed Income Funds (cost $15,543,196)		15,359,643

Total Investment Companies (cost $143,966,227)		159,467,867

Exchange Traded Funds 6.1%

	Shares	Value
Equity Fund 4.1%
iShares Core MSCI Emerging Markets ETF	114,099	7,010,243

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	38,037	3,320,630

Total Exchange Traded Funds (cost $9,371,164)		10,330,873

Total Investments (cost $153,337,391) — 100.1%		169,798,740
Liabilities in excess of other assets — (0.1)%		(91,124)

NET ASSETS — 100.0%		$169,707,616

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 94.0%

	Shares	Value
Equity Funds 87.0%
Nationwide International Index Fund, Class R6(a)	3,725,990	$33,384,874
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,150,938	21,349,901
Nationwide S&P 500 Index Fund, Class R6(a)	2,972,491	50,740,426
Nationwide Small Cap Index Fund, Class R6(a)	738,372	10,632,561

Total Equity Funds (cost $103,665,737)		116,107,762

Fixed Income Funds 7.0%
Nationwide Bond Index Fund, Class R6(a)	740,960	8,046,830
Nationwide Core Plus Bond Fund, Class R6(a)	131,065	1,326,378

Total Fixed Income Funds (cost $9,502,128)		9,373,208

Total Investment Companies (cost $113,167,865)		125,480,970

Exchange Traded Funds 6.1%

	Shares	Value
Equity Fund 4.1%
iShares Core MSCI Emerging Markets ETF	88,371	5,429,514

Fixed Income Fund 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF	30,302	2,645,365

Total Exchange Traded Funds (cost $7,336,678)		8,074,879

Total Investments (cost $120,504,543) — 100.1%		133,555,849
Liabilities in excess of other assets — (0.1)%		(123,452)

NET ASSETS — 100.0%		$133,432,397

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 95.0%

	Shares	Value
Equity Funds 89.0%
Nationwide International Index Fund, Class R6(a)	2,057,360	$18,433,943
Nationwide Mid Cap Market Index Fund, Class R6(a)	611,393	11,341,338
Nationwide S&P 500 Index Fund, Class R6(a)	1,620,054	27,654,329
Nationwide Small Cap Index Fund, Class R6(a)	393,559	5,667,255

Total Equity Funds (cost $56,592,773)		63,096,865

Fixed Income Funds 6.0%
Nationwide Bond Index Fund, Class R6(a)	327,901	3,561,002
Nationwide Core Plus Bond Fund, Class R6(a)	70,410	712,552

Total Fixed Income Funds (cost $4,334,153)		4,273,554

Total Investment Companies (cost $60,926,926)		67,370,419

Exchange Traded Funds 5.0%

	Shares	Value
Equity Fund 4.0%
iShares Core MSCI Emerging Markets ETF	46,585	2,862,182

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	8,023	700,408

Total Exchange Traded Funds (cost $3,173,726)		3,562,590

Total Investments (cost $64,100,652) — 100.0%		70,933,009
Liabilities in excess of other assets — 0.0%†		(27,527)

NET ASSETS — 100.0%		$70,905,482

(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 95.0%

	Shares	Value
Equity Funds 89.0%
Nationwide International Index Fund, Class R6(a)	379,296	$3,398,497
Nationwide Mid Cap Market Index Fund, Class R6(a)	112,731	2,091,166
Nationwide S&P 500 Index Fund, Class R6(a)	298,654	5,098,026
Nationwide Small Cap Index Fund, Class R6(a)	72,590	1,045,301

Total Equity Funds (cost $10,731,569)		11,632,990

Fixed Income Funds 6.0%
Nationwide Bond Index Fund, Class R6(a)	60,569	657,785
Nationwide Core Plus Bond Fund, Class R6(a)	13,007	131,628

Total Fixed Income Funds (cost $800,661)		789,413

Total Investment Companies (cost $11,532,230)		12,422,403

Exchange Traded Funds 4.9%

	Shares	Value
Equity Fund 3.9%
iShares Core MSCI Emerging Markets ETF	8,263	507,679

Fixed Income Fund 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1,479	129,116

Total Exchange Traded Funds (cost $570,999)		636,795

Total Investments (cost $12,103,229) — 99.9%		13,059,198
Other assets in excess of liabilities — 0.1%		11,550

NET ASSETS — 100.0%		$13,070,748

(a)	Investment in affiliate.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Destination 2060 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 23.4%

	Principal Amount		Value
Auto Components 0.8%
Nemak SAB de CV, 3.25%, 3/15/2024(a)	EUR	578,000	$745,445

Automobiles 0.7%
Geely Automobile Holdings Ltd., Reg. S, 3.63%, 1/25/2023		$700,000	691,861

Banks 2.5%
Credit Bank of Moscow, Reg. S, 5.88%, 11/7/2021		1,000,000	1,041,818
Powszechna Kasa Oszczednosci Bank Polski SA, Reg. S, 4.63%, 9/26/2022		1,000,000	1,059,806
Woori Bank, Reg. S, 4.75%, 4/30/2024		330,000	343,463

			2,445,087

Construction & Engineering 0.8%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/2029(a)		758,000	830,010

Construction Materials 1.5%
Cemex SAB de CV, Reg. S, 7.75%, 4/16/2026		476,000	539,070
Tecnoglass, Inc., 8.20%, 1/31/2022(a)		850,000	905,250

			1,444,320

Consumer Finance 1.5%
GTLK Europe DAC, Reg. S, 5.13%, 5/31/2024		940,000	949,757
Unifin Financiera SAB de CV SOFOM ENR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 01/29/25(a)(b)(c)		499,000	506,984

			1,456,741

Diversified Telecommunication Services 0.4%
Axtel SAB de CV, 6.38%, 11/14/2024(a)		386,000	400,475

Electric Utilities 3.1%
Adani Transmission Ltd., 4.00%, 8/3/2026(a)		500,000	486,073
AES Andres BV, Reg. S, 7.95%, 5/11/2026		700,000	756,875
AES Argentina Generacion SA, 7.75%, 2/2/2024(a)		1,000,000	1,072,910
Cerro del Aguila SA, 4.13%, 8/16/2027(a)		700,000	695,310

			3,011,168

Media 1.0%
Cablevision SA, Reg. S, 6.50%, 6/15/2021		900,000	949,473

Metals & Mining 2.1%
First Quantum Minerals Ltd., 7.25%, 4/1/2023(a)		987,000	1,044,986
Vedanta Resources plc, 6.38%, 7/30/2022(a)		1,000,000	1,042,400

			2,087,386

Oil, Gas & Consumable Fuels 6.3%
Nostrum Oil & Gas Finance BV, 8.00%, 7/25/2022(a)		680,000	719,385
Petrobras Global Finance BV 6.25%, 3/17/2024		935,000	999,375
8.75%, 5/23/2026		830,000	998,780
Petroleos de Venezuela SA, Reg. S, 5.50%, 4/12/2037		680,000	159,800
Petroleos Mexicanos, Reg. S, 7.19%, 9/12/2024	MXN	19,700,000	947,534
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 07/17/22(a)(b)(c)		$600,000	606,421
Puma International Financing SA, 5.00%, 1/24/2026(a)		1,000,000	999,205
Tullow Oil plc, Reg. S, 6.25%, 4/15/2022		750,000	768,750

			6,199,250

Paper & Forest Products 0.7%
Klabin Finance SA Reg. S, 5.25%, 7/16/2024		707,000	734,220

Real Estate Management & Development 1.0%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 2/10/2022		900,000	972,034

Road & Rail 0.5%
Rumo Luxembourg Sarl, 5.88%, 1/18/2025(a)		447,000	452,588

Wireless Telecommunication Services 0.5%
Digicel Group Ltd., Reg. S, 8.25%, 9/30/2020		540,000	535,275

Total Corporate Bonds (cost $21,585,685)			22,955,333

Foreign Government Securities 70.2%

	Principal Amount		Value
ANGOLA 2.1%
Republic of Angola, Reg. S, 9.50%, 11/12/2025		1,732,000	2,027,895

ARGENTINA 3.6%
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%, 20.67% Floor), 26.96%, 5/31/2022(c)	ARS	15,697,000	819,609
5.38%, 1/20/2023(a)	EUR	415,000	544,909
Republic of Argentina, (Argentina Central Bank 7D Repo Reference Rate + 0.00%), 27.78%, 6/21/2020(c)	ARS	39,272,000	2,204,153

			3,568,671

BAHAMAS 0.9%
Commonwealth of the Bahamas, 6.00%, 11/21/2028(a)		$827,000	882,822

BELARUS 1.2%
Republic of Belarus, Reg. S, 6.88%, 2/28/2023		1,110,000	1,221,266

BRAZIL 3.1%
Brazil Notas do Tesouro Nacional 10.00%, 1/1/2023	BRL	4,060,000	1,312,164
6.00%, 5/15/2045		1,612,000	1,738,699

			3,050,863

COLOMBIA 1.4%
Titulos de Tesoreria, 7.00%, 5/4/2022	COP	3,856,400,000	1,421,114

COSTA RICA 0.4%
Republic of Costa Rica Reg. S, 7.16%, 3/12/2045		$355,000	378,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

	Principal Amount		Value

CROATIA 1.8%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023		$1,649,000	$1,796,645

CZECH REPUBLIC 1.6%
Republic of Czech 0.00%, 2/10/2020(d)	CZK	10,500,000	510,451
Reg. S, 0.45%, 10/25/2023		22,000,000	1,029,453

			1,539,904

DOMINICAN REPUBLIC 3.7%
Dominican Republic Bond 16.95%, 2/4/2022(a)	DOP	55,000,000	1,462,312
Reg. S, 5.50%, 1/27/2025		$905,000	945,725
Reg. S, 7.45%, 4/30/2044		1,008,000	1,191,960

			3,599,997

EL SALVADOR 0.9%
Republic of El Salvador
Reg. S, 5.88%, 1/30/2025		855,000	857,137

INDONESIA 6.7%
Republic of Indonesia 7.88%, 4/15/2019	IDR	15,630,000,000	1,204,691
8.38%, 3/15/2024		19,000,000,000	1,608,660
8.38%, 9/15/2026		30,228,000,000	2,585,025
6.63%, 5/15/2033		15,550,000,000	1,165,760

			6,564,136

IVORY COAST 1.5%
Republic of Cote d’Ivoire
Reg. S, 5.38%, 7/23/2024		$905,000	918,575
Reg. S, 6.13%, 6/15/2033		550,000	563,207

			1,481,782

JAMAICA 1.1%
Jamaica Government Bond, 7.88%, 7/28/2045		850,000	1,054,000

KAZAKHSTAN 2.1%
Republic of Kazakhstan, Reg. S, 4.88%, 10/14/2044		1,979,000	2,101,963

KENYA 2.0%
Republic of Kenya, Reg. S, 5.88%, 6/24/2019		1,887,000	1,939,119

LEBANON 0.7%
Lebanon Government Bond, Reg. S, 6.00%, 1/27/2023		712,000	705,222

MALAYSIA 3.2%
Malaysia Government Bond 3.65%, 10/31/2019	MYR	4,012,000	1,035,521
4.38%, 11/29/2019		3,956,000	1,034,049
3.49%, 3/31/2020		4,019,000	1,033,688

			3,103,258

MEXICO 4.7%
Mexican Bonos 8.00%, 12/7/2023	MXN	48,640,000	2,671,316
7.50%, 6/3/2027		20,000,000	1,065,112
United Mexican States, 3.75%, 1/11/2028		$900,000	882,900

			4,619,328

MOROCCO 1.5%
Kingdom of Morocco, Reg. S, 4.25%, 12/11/2022		1,405,000	1,462,563

NIGERIA 0.7%
Nigeria Government Bond, 7.63%, 11/28/2047(a)		616,000	658,046

OMAN 1.1%
Oman Government Bond, 6.75%, 1/17/2048(a)		1,033,000	1,050,561

PAKISTAN 1.6%
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/2022(a)		1,550,000	1,559,694

PARAGUAY 2.7%
Republic of Paraguay
Reg. S, 4.63%, 1/25/2023		2,550,000	2,655,188

PERU 1.0%
Republic of Peru, Reg. S, 8.20%, 8/12/2026	PEN	2,504,000	987,557

POLAND 3.1%
Republic of Poland, 3.25%, 7/25/2019	PLN	9,991,000	3,059,300

RUSSIA 2.5%
Russian Federal Bond - OFZ, 7.00%, 12/15/2021	RUB	136,396,000	2,439,803

SENEGAL 2.2%
Republic of Senegal
Reg. S, 6.25%, 7/30/2024		$1,403,000	1,492,231
6.25%, 5/23/2033(a)		680,000	711,021

			2,203,252

SERBIA 1.9%
Republic of Serbia, Reg. S, 7.25%, 9/28/2021		1,654,000	1,870,909

SOUTH AFRICA 2.9%
Republic of South Africa 7.75%, 2/28/2023	ZAR	21,668,000	1,829,837
8.25%, 3/31/2032		3,000,000	234,675
8.50%, 1/31/2037		9,947,000	768,319

			2,832,831

THAILAND 2.9%
Kingdom of Thailand, Reg. S, 1.25%, 3/12/2028	THB	92,303,159	2,881,120

UKRAINE 1.2%
Ukraine Government Bond, Reg. S, 0.00%, 5/31/2040(d)(e)		$1,703,000	1,156,565

URUGUAY 1.2%
Oriental Republic of Uruguay 9.88%, 6/20/2022(a)	UYU	22,114,000	807,547
4.38%, 12/15/2028		10,568,095	417,211

			1,224,758

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela, Reg. S, 11.75%, 10/21/2026		$540,000	151,200

VIETNAM 0.9%
Socialist Republic of Vietnam, Reg. S, 6.75%, 1/29/2020		870,000	928,212

Total Foreign Government Securities (cost $66,031,081)			69,034,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Short-Term Investment 1.7%

	Shares	Value
Money Market Fund 1.7%
Fidelity Investments Money Market Prime Money Market Portfolio – Institutional Class, 1.51%(f)	1,708,822	$1,709,334

Total Short-Term Investment (cost $1,709,334)		1,709,334

Total Investments (cost $89,326,100) — 95.3%		93,699,423
Other assets in excess of liabilities — 4.7%		4,644,094

NET ASSETS — 100.0%		$98,343,517

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $18,184,354 which represents 18.49% of net assets.
(b)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(d)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(f)	Represents 7-day effective yield as of January 31, 2018.

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

Currency:

ARS	Argentina Peso
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RUB	Russia Ruble
THB	Thailand Baht
UYU	Uruguay Peso
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Forward foreign currency contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CZK	31,437,057	USD	1,526,199	Deutsche Bank Securities, Inc.	4/26/2018	24,984
EUR	3,162,198	USD	3,904,764	Deutsche Bank Securities, Inc.	4/26/2018	42,972

Total unrealized appreciation						67,956

EGP	14,324,836	USD	802,737	JPMorgan Chase Bank**	4/26/2018	(86)
USD	4,413,512	EUR	3,574,198	Deutsche Bank Securities, Inc.	4/26/2018	(48,571)

Total unrealized depreciation						(48,657)

Net unrealized appreciation						19,299

**	Non-deliverable forward.

Currency:

CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
USD	United States Dollar

OTC Interest rate swap contracts outstanding as of January 31, 2018:

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 Day CLICP semi-annually	4.02% semi-annually	Pay	Deutsche Bank Securities, Inc.	9/12/2027	CLP 2,080,000,000	—	(25,327)	(25,327)

						—	(25,327)	(25,327)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2018:

Floating Rate Index	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)*	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 Month BUBOR semi-annually	1.11% annually	Receive	10/7/2021	HUF	3,500,000,000	—	15,247	15,247
6 Month PRIBOR semi-annually	1.01% annually	Receive	5/4/2022	CZK	22,000,000	—	28,600	28,600

						—	43,847	43,847

*	There are no upfront payments (receipts) on the swap contracts listed above.

Currency:

CLP	Chilean Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$22,955,333	$—	$22,955,333
Foreign Government Securities	—	69,034,756	—	69,034,756
Forward Foreign Currency Contracts	—	67,956	—	67,956
Swap Contracts*	—	43,847	—	43,847
Short-Term Investment	1,709,334	–	—	1,709,334

Total Assets	$1,709,334	$92,101,892	$—	$93,811,226

Liabilities:
Forward Foreign Currency Contracts	$—	$(48,657)	$—	$(48,657)
Swap Contracts*	—	(25,327)	—	(25,327)

Total Liabilities	$—	$(73,984)	$—	$(73,984)

Total	$1,709,334	$92,027,908	$—	$93,737,242

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared interest rate swap contracts which are included in the table at unrealized appreciation/ (depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Swap Contracts

Interest Rate Swaps. The Fund entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Emerging Markets Debt Fund

Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Swap Contracts(a)
Interest rate risk	Unrealized appreciation on centrally cleared interest rate swap contracts	$43,847
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	67,956

Total		$111,803

Liabilities:
Swap Contracts(a)
Interest rate risk	Swap contracts, at value	$(25,327)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(48,657)

Total		$(73,984)

(a)	Interest rate swap contracts are included in the table at value. Centrally cleared interest rate swap contracts are included in the table at unrealized appreciation/ (depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks 99.5%

	Shares	Value
Aerospace & Defense 4.4%
Boeing Co. (The)	61,211	$21,691,342
Lockheed Martin Corp.	40,947	14,530,043
Northrop Grumman Corp.	36,735	12,509,370

		48,730,755

Air Freight & Logistics 0.5%
FedEx Corp.	22,025	5,781,122

Airlines 0.3%
Southwest Airlines Co.	26,337	1,601,290
United Continental Holdings, Inc.*	20,793	1,410,181

		3,011,471

Automobiles 0.4%
Harley-Davidson, Inc.	86,714	4,202,160

Banks 5.1%
Bank of America Corp.	1,290,244	41,287,808
Citizens Financial Group, Inc.	168,153	7,718,223
SunTrust Banks, Inc.	110,650	7,822,955

		56,828,986

Beverages 2.9%
Anheuser-Busch InBev SA/NV, ADR-BE	25,011	2,838,248
Constellation Brands, Inc., Class A	30,941	6,790,621
Monster Beverage Corp.*	162,732	11,103,205
PepsiCo, Inc.	93,499	11,247,930

		31,980,004

Biotechnology 1.6%
Alnylam Pharmaceuticals, Inc.*	12,404	1,612,272
Biogen, Inc.*	4,862	1,691,052
Celgene Corp.*	55,922	5,657,070
Incyte Corp.*	19,009	1,716,323
Regeneron Pharmaceuticals, Inc.*	5,516	2,022,441
Vertex Pharmaceuticals, Inc.*	33,560	5,600,157

		18,299,315

Building Products 0.3%
Masco Corp.	74,369	3,321,320

Capital Markets 2.3%
Morgan Stanley	202,912	11,474,674
Northern Trust Corp.	49,486	5,215,330
TD Ameritrade Holding Corp.	157,493	8,786,534

		25,476,538

Chemicals 2.3%
Celanese Corp., Series A	49,856	5,392,425
DowDuPont, Inc.	154,460	11,674,087
Monsanto Co.	14,071	1,713,848
PPG Industries, Inc.	32,898	3,905,980
Praxair, Inc.	19,803	3,197,986

		25,884,326

Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,673	609,898
Vulcan Materials Co.	5,945	804,953

		1,414,851

Consumer Finance 1.3%
American Express Co.	62,654	6,227,807
Capital One Financial Corp.	80,654	8,384,790

		14,612,597

Containers & Packaging 0.9%
Ball Corp.	80,718	3,089,885
Crown Holdings, Inc.*	52,112	3,025,102
International Paper Co.	66,191	4,160,766

		10,275,753

Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	403,897	21,838,711

Electric Utilities 2.8%
Avangrid, Inc.	49,220	2,397,998
Edison International	188,848	11,808,665
Exelon Corp.	127,158	4,896,855
NextEra Energy, Inc.	60,676	9,612,292
PG&E Corp.	49,479	2,099,394

		30,815,204

Electrical Equipment 0.8%
AMETEK, Inc.	57,007	4,349,634
Eaton Corp. plc	48,569	4,078,339

		8,427,973

Electronic Equipment, Instruments & Components 0.7%
Flex Ltd.*	436,366	7,858,952

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	206,147	6,627,626

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	37,260	4,832,622
American Tower Corp.	76,635	11,318,989
Equinix, Inc.	8,365	3,807,664
Invitation Homes, Inc.	223,391	5,024,064
Prologis, Inc.	51,647	3,362,736
Simon Property Group, Inc.	22,605	3,692,979

		32,039,054

Food & Staples Retailing 0.8%
Costco Wholesale Corp.	23,768	4,631,670
Sysco Corp.	66,900	4,206,003

		8,837,673

Food Products 0.5%
Campbell Soup Co.	122,422	5,698,744

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	112,995	7,023,769
Baxter International, Inc.	56,180	4,046,645
Boston Scientific Corp.*	398,272	11,135,685
Danaher Corp.	34,959	3,540,648
Medtronic plc	161,091	13,836,106
Stryker Corp.	35,937	5,907,324

		45,490,177

Health Care Providers & Services 3.8%
Cardinal Health, Inc.	68,835	4,941,665
Cigna Corp.	39,155	8,157,944
HCA Healthcare, Inc.*	36,591	3,701,545
McKesson Corp.	34,974	5,906,409
UnitedHealth Group, Inc.	82,087	19,436,560

		42,144,123

Hotels, Restaurants & Leisure 1.1%
Hilton Worldwide Holdings, Inc.	46,673	3,997,543
McDonald’s Corp.	39,273	6,721,181
MGM Resorts International	33,696	1,228,219

		11,946,943

Household Durables 1.1%
Lennar Corp., Class A	77,461	4,853,706
Mohawk Industries, Inc.*	28,062	7,887,106

		12,740,812

Independent Power and Renewable Electricity Producers 0.6%
NRG Energy, Inc.	269,359	7,006,028

Industrial Conglomerates 0.6%
General Electric Co.	406,772	6,577,503

Insurance 3.8%
Allstate Corp. (The)	31,553	3,116,490
American International Group, Inc.	169,958	10,863,715
Athene Holding Ltd., Class A*	57,922	2,905,368
Hartford Financial Services Group, Inc. (The)	71,670	4,211,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	88,787	$7,415,490
MetLife, Inc.	108,953	5,237,371
Prudential Financial, Inc.	27,009	3,209,210
XL Group Ltd.	141,529	5,213,928

		42,172,901

Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.*	19,501	28,293,806
Expedia, Inc.	46,635	5,969,746
Netflix, Inc.*	22,035	5,956,061

		40,219,613

Internet Software & Services 5.7%
Alphabet, Inc., Class A*	28,147	33,275,946
CoStar Group, Inc.*	3,377	1,168,813
eBay, Inc.*	118,358	4,802,968
Facebook, Inc., Class A*	130,185	24,330,275

		63,578,002

IT Services 4.2%
Accenture plc, Class A	12,835	2,062,585
Alliance Data Systems Corp.	14,202	3,645,085
Cognizant Technology Solutions Corp., Class A	9,952	776,057
FleetCor Technologies, Inc.*	28,363	6,027,138
Global Payments, Inc.	83,726	9,358,892
PayPal Holdings, Inc.*	81,803	6,979,432
Total System Services, Inc.	17,661	1,569,356
Visa, Inc., Class A	129,368	16,071,387

		46,489,932

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	25,964	5,818,792

Machinery 2.1%
Caterpillar, Inc.	28,048	4,565,653
Deere & Co.	19,439	3,235,038
Fortive Corp.	57,311	4,356,782
Illinois Tool Works, Inc.	20,582	3,574,476
PACCAR, Inc.	50,001	3,728,075
Pentair plc	58,999	4,218,429

		23,678,453

Media 3.5%
Charter Communications, Inc., Class A*	21,538	8,125,211
Comcast Corp., Class A	425,968	18,116,419
Liberty Media Corp-Liberty Formula One, Class C*	53,132	2,002,545
Twenty-First Century Fox, Inc., Class A	143,597	5,298,729
Viacom, Inc., Class B	170,393	5,694,534

		39,237,438

Metals & Mining 0.3%
ArcelorMittal (Registered), NYRS-LU*	36,639	1,333,293
Nucor Corp.	11,474	768,299
Southern Copper Corp.	13,930	676,302

		2,777,894

Multiline Retail 0.4%
Dollar Tree, Inc.*	41,382	4,758,930

Multi-Utilities 0.7%
Sempra Energy	69,167	7,402,252

Oil, Gas & Consumable Fuels 4.9%
Andeavor	31,231	3,377,945
BP plc, ADR-UK	96,907	4,146,651
Chevron Corp.	82,839	10,383,869
Concho Resources, Inc.*	9,885	1,556,294
Encana Corp.	66,654	825,177
EOG Resources, Inc.	34,002	3,910,230
Exxon Mobil Corp.	33,568	2,930,486
Hess Corp.	20,269	1,023,787
Kinder Morgan, Inc.	266,146	4,785,305
Marathon Petroleum Corp.	46,971	3,253,681
Newfield Exploration Co.*	159,167	5,039,227
Pioneer Natural Resources Co.	10,208	1,867,145
Suncor Energy, Inc.	104,357	3,782,941
TransCanada Corp.	169,496	7,803,596

		54,686,334

Personal Products 2.4%
Coty, Inc., Class A	815,973	16,001,230
Unilever NV, NYRS-UK	178,928	10,286,571

		26,287,801

Pharmaceuticals 4.4%
Allergan plc	74,717	13,468,486
AstraZeneca plc, ADR-UK	281,098	9,855,296
Bristol-Myers Squibb Co.	228,151	14,282,253
Eli Lilly & Co.	42,521	3,463,336
Mylan NV*	146,252	6,266,898
Teva Pharmaceutical Industries Ltd., ADR-IL	99,045	2,021,508

		49,357,777

Professional Services 0.3%
Equifax, Inc.	24,628	3,076,776

Road & Rail 1.5%
JB Hunt Transport Services, Inc.	23,379	2,824,884
Norfolk Southern Corp.	60,109	9,069,246
Union Pacific Corp.	39,574	5,283,129

		17,177,259

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.*	488,406	6,710,698
Applied Materials, Inc.	74,692	4,005,732
KLA-Tencor Corp.	38,906	4,271,879
Marvell Technology Group Ltd.	317,388	7,404,662
Microchip Technology, Inc.	41,494	3,951,059
Micron Technology, Inc.*	222,650	9,734,258
NVIDIA Corp.	37,840	9,301,072
QUALCOMM, Inc.	137,676	9,396,387

		54,775,747

Software 5.5%
Adobe Systems, Inc.*	27,962	5,585,689
Autodesk, Inc.*	19,861	2,296,329
Microsoft Corp.	282,359	26,826,928
salesforce.com, Inc.*	87,314	9,945,938
ServiceNow, Inc.*	31,531	4,694,020
SS&C Technologies Holdings, Inc.	116,400	5,852,592
Workday, Inc., Class A*	52,547	6,299,860

		61,501,356

Specialty Retail 0.8%
L Brands, Inc.	12,755	638,898
TJX Cos., Inc. (The)	102,998	8,272,799

		8,911,697

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	105,830	17,719,117
NetApp, Inc.	109,176	6,714,324

		24,433,441

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	118,026	8,051,734
Tapestry, Inc.	28,416	1,336,688

		9,388,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Value
Tobacco 2.2%
Altria Group, Inc.	171,356	$12,053,181
British American Tobacco plc, ADR-UK	182,606	12,435,469

		24,488,650

Total Investments (cost $966,357,829) — 99.5%		1,108,088,188
Other assets in excess of liabilities — 0.5%		5,676,643

NET ASSETS — 100.0%		$1,113,764,831

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
BE	Belgium
IL	Israel
LU	Luxembourg
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.0%

	Shares	Value
Banks 4.1%
East West Bancorp, Inc.	405,276	$26,711,741
Signature Bank*	118,391	18,232,214

		44,943,955

Biotechnology 1.2%
Ligand Pharmaceuticals, Inc.*	80,562	12,698,182

Building Products 1.8%
Fortune Brands Home & Security, Inc.	274,797	19,491,351

Capital Markets 6.2%
Affiliated Managers Group, Inc.	76,872	15,345,957
Intercontinental Exchange, Inc.	339,901	25,098,290
Raymond James Financial, Inc.	285,798	27,548,069

		67,992,316

Commercial Services & Supplies 1.9%
Copart, Inc.*	462,865	20,398,461

Distributors 4.5%
LKQ Corp.*	725,490	30,492,345
Pool Corp.	139,886	18,918,182

		49,410,527

Diversified Consumer Services 1.0%
Grand Canyon Education, Inc.*	115,224	10,714,680

Electrical Equipment 1.0%
Acuity Brands, Inc.	74,633	11,526,321

Electronic Equipment, Instruments & Components 5.9%
Amphenol Corp., Class A	354,246	32,863,401
National Instruments Corp.	303,767	15,170,124
Trimble, Inc.*	383,088	16,894,181

		64,927,706

Health Care Equipment & Supplies 13.4%
ABIOMED, Inc.*	97,188	22,839,180
Align Technology, Inc.*	81,410	21,329,420
Cooper Cos., Inc. (The)	65,909	16,125,955
DENTSPLY SIRONA, Inc.	275,153	16,732,054
IDEXX Laboratories, Inc.*	116,077	21,711,042
NuVasive, Inc.*	193,024	9,433,083
STERIS plc	226,663	20,608,200
Varian Medical Systems, Inc.*	148,966	18,993,165

		147,772,099

Health Care Providers & Services 1.3%
Henry Schein, Inc.*	184,291	13,947,143

Health Care Technology 3.6%
Cerner Corp.*	312,587	21,609,139
Medidata Solutions, Inc.*	256,986	17,503,317

		39,112,456

Hotels, Restaurants & Leisure 1.4%
Texas Roadhouse, Inc.	268,679	15,776,831

Household Products 1.9%
Church & Dwight Co., Inc.	433,799	21,191,081

Industrial Conglomerates 1.9%
Roper Technologies, Inc.	74,202	20,820,339

Internet Software & Services 3.5%
CoStar Group, Inc.*	78,306	27,102,489
j2 Global, Inc.(a)	147,832	11,825,082

		38,927,571

IT Services 8.9%
Broadridge Financial Solutions, Inc.	271,133	26,139,932
Fiserv, Inc.*	217,302	30,604,814
Gartner, Inc.*	185,856	25,785,661
MAXIMUS, Inc.	229,053	15,616,834

		98,147,241

Leisure Products 1.4%
Hasbro, Inc.	159,189	15,054,504

Machinery 5.7%
IDEX Corp.	182,848	26,235,031
Middleby Corp. (The)*(a)	155,366	21,170,171
Snap-on, Inc.	92,286	15,809,515

		63,214,717

Professional Services 2.0%
Verisk Analytics, Inc.*	223,599	22,371,080

Road & Rail 2.0%
JB Hunt Transport Services, Inc.	184,928	22,344,850

Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.	102,977	9,805,470

Software 13.3%
ANSYS, Inc.*	137,336	22,200,365
Intuit, Inc.	152,958	25,681,648
RealPage, Inc.*	264,128	13,140,368
Red Hat, Inc.*	220,853	29,015,667
SS&C Technologies Holdings, Inc.	382,731	19,243,715
Tyler Technologies, Inc.*	127,171	25,626,228
Ultimate Software Group, Inc. (The)*(a)	49,774	11,591,867

		146,499,858

Specialty Retail 3.0%
O’Reilly Automotive, Inc.*	77,313	20,463,978
Tractor Supply Co.	163,499	12,466,799

		32,930,777

Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc.	176,898	21,280,829

Trading Companies & Distributors 4.3%
Beacon Roofing Supply, Inc.*	259,383	15,692,672
Fastenal Co.	249,948	13,737,142
Watsco, Inc.	100,757	18,115,101

		47,544,915

Total Investments (cost $734,880,029) — 98.0%		1,078,845,260
Other assets in excess of liabilities — 2.0%		22,423,720

NET ASSETS — 100.0%		$1,101,268,980

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $31,290,519, which was collateralized by $32,258,285 in the form of U.S Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.3%

	Shares	Value
Airlines 2.1%
Allegiant Travel Co.	101,721	$16,199,069

Auto Components 2.9%
Dorman Products, Inc.*	140,635	10,609,504
Fox Factory Holding Corp.*	291,200	11,167,520

		21,777,024

Banks 5.9%
Bank of the Ozarks, Inc.	359,298	17,946,935
Pacific Premier Bancorp, Inc.*	304,100	12,392,075
Texas Capital Bancshares, Inc.*	158,741	15,048,647

		45,387,657

Biotechnology 1.2%
Ligand Pharmaceuticals, Inc.*	59,572	9,389,739

Building Products 2.6%
AAON, Inc.	245,061	8,920,220
Trex Co., Inc.*	96,015	10,714,314

		19,634,534

Capital Markets 3.5%
FactSet Research Systems, Inc.	46,022	9,236,155
MarketAxess Holdings, Inc.	90,175	17,693,237

		26,929,392

Chemicals 3.1%
Balchem Corp.	150,564	11,894,556
Sensient Technologies Corp.	164,114	11,791,591

		23,686,147

Commercial Services & Supplies 2.4%
Healthcare Services Group, Inc.	333,133	18,382,279

Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.*	196,352	19,281,766

Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.	139,234	8,684,025
ePlus, Inc.*	118,442	9,143,722

		17,827,747

Food Products 1.5%
J&J Snack Foods Corp.	84,802	11,739,989

Health Care Equipment & Supplies 13.5%
ABIOMED, Inc.*	87,907	20,658,145
Cantel Medical Corp.	210,720	23,375,170
Globus Medical, Inc., Class A*	325,658	14,993,294
LeMaitre Vascular, Inc.	229,876	7,999,685
Masimo Corp.*	165,515	15,598,134
Neogen Corp.*	282,212	16,658,974
Tactile Systems Technology, Inc.*(a)	123,914	3,907,008

		103,190,410

Health Care Providers & Services 1.4%
HealthEquity, Inc.*	210,019	10,631,162

Health Care Technology 3.7%
Medidata Solutions, Inc.*	246,930	16,818,402
Omnicell, Inc.*(a)	234,431	11,498,841

		28,317,243

Hotels, Restaurants & Leisure 2.3%
Chuy’s Holdings, Inc.*	96,482	2,556,773
Texas Roadhouse, Inc.	248,331	14,581,996

		17,138,769

Internet Software & Services 3.2%
Alarm.com Holdings, Inc.*	261,016	10,017,794
Envestnet, Inc.*	266,203	14,308,411

		24,326,205

IT Services 1.7%
ExlService Holdings, Inc.*	208,500	12,666,375

Leisure Products 0.7%
Nautilus, Inc.*	409,875	5,266,894

Life Sciences Tools & Services 2.1%
Bio-Techne Corp.	114,588	16,075,551

Machinery 9.2%
Barnes Group, Inc.	201,842	13,279,185
Donaldson Co., Inc.	314,467	15,930,898
Middleby Corp. (The)*	105,126	14,324,469
Proto Labs, Inc.*	111,200	12,159,720
RBC Bearings, Inc.*	115,872	14,599,872

		70,294,144

Multiline Retail 1.5%
Ollie’s Bargain Outlet Holdings, Inc.*	210,534	11,695,164

Pharmaceuticals 1.1%
Supernus Pharmaceuticals, Inc.*	209,194	8,169,026

Professional Services 1.9%
Exponent, Inc.	193,432	14,342,983

Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A*	129,422	10,334,347
Marten Transport Ltd.	518,272	12,023,910

		22,358,257

Semiconductors & Semiconductor Equipment 1.8%
Inphi Corp.*(a)	110,850	3,311,090
Monolithic Power Systems, Inc.	84,218	10,032,048

		13,343,138

Software 15.2%
Blackbaud, Inc.	204,062	19,553,221
Bottomline Technologies de, Inc.*	314,911	11,494,252
Callidus Software, Inc.*	341,894	12,291,089
Ellie Mae, Inc.*(a)	91,343	8,540,570
Fair Isaac Corp.	90,759	15,670,449
Paycom Software, Inc.*(a)	209,902	19,235,419
Tyler Technologies, Inc.*	106,411	21,442,881
Ultimate Software Group, Inc. (The)*	35,509	8,269,691

		116,497,572

Specialty Retail 0.4%
Monro, Inc.	54,624	3,086,256

Thrifts & Mortgage Finance 1.1%
BofI Holding, Inc.*	242,187	8,711,466

Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc.*	202,426	12,246,773

Total Common Stocks (cost $536,073,432)		728,592,731

Short-Term Investments 2.1%

	Shares	Value
Money Market Fund 2.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)(c)	344,958	344,958
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.51%(b)	15,776,454	15,781,187

Total Short-Term Investment (cost $16,126,833)		16,126,145

Repurchase Agreement 0.7%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $5,732,241, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $5,846,682.(c)	$5,732,034	5,732,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Repurchase Agreement (continued)

Value
Total Repurchase Agreement (cost $5,732,034)	$5,732,034

Total Investments (cost $557,932,299) — 98.1%	750,450,910
Other assets in excess of liabilities — 1.9%	14,773,754

NET ASSETS — 100.0%	$765,224,664

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $30,310,745, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $344,958 and $5,732,034, respectively, and by $24,980,843 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 – 11/15/2045; a total value of $31,057,835.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $6,076,992.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$728,592,731	$—	$—	$728,592,731
Repurchase Agreement	—	5,732,034	—	5,732,034
Short-Term Investments	16,126,145	—	—	16,126,145

Total	$744,718,876	$5,732,034	$—	$750,450,910

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks 98.0%

	Shares	Value
AUSTRALIA 0.8%
Commercial Services & Supplies 0.8%
Brambles Ltd.	64,183	$511,440

CHINA 1.7%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd. Reg. S*(a)(b)(c)	2,702,000	0

Insurance 1.7%
Ping An Insurance Group Co. of China Ltd., Class H	85,000	1,011,364

		1,011,364

DENMARK 0.7%
Marine 0.7%
AP Moller - Maersk A/S, Class B	243	432,917

FRANCE 3.5%
Banks 1.8%
Credit Agricole SA	58,846	1,109,780

Electrical Equipment 1.7%
Schneider Electric SE*	10,916	1,023,266

		2,133,046

GERMANY 5.1%
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG (Registered)	32,169	564,035

Machinery 1.8%
Jungheinrich AG (Preference)	22,751	1,123,272

Software 2.4%
SAP SE	12,669	1,428,826

		3,116,133

INDIA 1.0%
Banks 1.0%
Axis Bank Ltd., GDR Reg. S	13,308	622,687

JAPAN 9.5%
Banks 0.9%
Sumitomo Mitsui Financial Group, Inc.	11,800	533,053

Chemicals 1.2%
Shin-Etsu Chemical Co. Ltd.	6,600	759,768

Household Durables 1.2%
Panasonic Corp.	48,400	721,067

Machinery 4.0%
Makita Corp.	23,900	1,130,146
Nabtesco Corp.	8,900	422,916
THK Co. Ltd.	20,200	846,821

		2,399,883

Personal Products 1.4%
Kao Corp.	12,400	864,158

Wireless Telecommunication Services 0.8%
NTT DOCOMO, Inc.	20,700	514,524

		5,792,453

NETHERLANDS 1.8%
Chemicals 1.8%
Koninklijke DSM NV	10,451	1,080,142

NORWAY 2.5%
Diversified Telecommunication Services 1.3%
Telenor ASA	32,958	771,651

Oil, Gas & Consumable Fuels 1.2%
Statoil ASA	32,263	755,964

		1,527,615

SPAIN 0.9%
Media 0.9%
Mediaset Espana Comunicacion SA	49,296	557,190

SWEDEN 1.6%
Banks 1.6%
Nordea Bank AB	78,904	974,072

SWITZERLAND 1.6%
Insurance 1.6%
Zurich Insurance Group AG	3,045	999,954

TAIWAN 1.1%
Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,800	670,588

UNITED KINGDOM 8.8%
Household Products 1.1%
Reckitt Benckiser Group plc	6,796	656,508

Insurance 1.2%
Aviva plc	103,748	756,298

Personal Products 2.2%
Unilever NV, CVA	22,938	1,327,176

Software 2.3%
Sage Group plc (The)	131,339	1,397,866

Trading Companies & Distributors 2.0%
Ashtead Group plc	41,451	1,239,373

		5,377,221

UNITED STATES 57.4%
Airlines 1.1%
Southwest Airlines Co.	11,541	701,693

Auto Components 2.1%
Aptiv plc*	13,329	1,264,656

Banks 2.8%
Investors Bancorp, Inc.	55,101	754,333
Pinnacle Financial Partners, Inc.	9,304	588,943
US Bancorp	6,239	356,496

		1,699,772

Biotechnology 3.1%
Alnylam Pharmaceuticals, Inc.*	4,339	563,983
Celgene Corp.*	4,079	412,632
Lexicon Pharmaceuticals, Inc.*(d)	22,496	247,006
Shire plc	14,168	663,498

		1,887,119

Capital Markets 1.7%
T. Rowe Price Group, Inc.	9,473	1,057,471

Chemicals 6.0%
Ecolab, Inc.	9,737	1,340,590
LyondellBasell Industries NV, Class A	9,666	1,158,373
Praxair, Inc.	6,725	1,086,020

		3,584,983

Communications Equipment 2.4%
Arista Networks, Inc.*	3,050	841,251
Cisco Systems, Inc.	15,750	654,255

		1,495,506

Energy Equipment & Services 1.2%
Schlumberger Ltd.	10,348	761,406

Equity Real Estate Investment Trusts (REITs) 1.2%
Simon Property Group, Inc.	4,477	731,407

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	3,537	689,255
Kroger Co. (The)	29,954	909,404

		1,598,659

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Health Care Providers & Services 3.6%
Laboratory Corp. of America Holdings*	4,227	$737,612
UnitedHealth Group, Inc.	6,243	1,478,217

		2,215,829

Household Products 1.2%
Procter & Gamble Co. (The)	8,390	724,393

Insurance 3.8%
Marsh & McLennan Cos., Inc.	18,251	1,524,324
MetLife, Inc.	16,829	808,970

		2,333,294

Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.*	1,361	1,974,661

IT Services 1.3%
Visa, Inc., Class A	6,214	771,965

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	3,373	872,022

Media 1.6%
Walt Disney Co. (The)	8,795	955,753

Oil, Gas & Consumable Fuels 3.2%
EOG Resources, Inc.	9,752	1,121,480
Hess Corp.	16,604	838,668

		1,960,148

Pharmaceuticals 3.6%
Allergan plc	4,167	751,143
Eli Lilly & Co.	6,641	540,909
Medicines Co. (The)*	9,621	318,744
Zoetis, Inc.	7,734	593,430

		2,204,226

Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	9,041	484,869
Integrated Device Technology, Inc.*	19,914	595,429
Micron Technology, Inc.*	16,689	729,643

		1,809,941

Software 5.1%
Adobe Systems, Inc.*	5,633	1,125,248
Electronic Arts, Inc.*	8,016	1,017,711
PTC, Inc.*	12,714	924,054

		3,067,013

Specialty Retail 2.2%
TJX Cos., Inc. (The)	16,620	1,334,918

		35,006,835

Total Common Stocks (cost $45,406,599)		59,813,657

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(e)(f)	14,331	14,331

Total Short-Term Investment (cost $14,331)		14,331

Repurchase Agreement 0.4%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $238,135, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $242,889.(f)	$238,126	238,126

Total Repurchase Agreement (cost $238,126)		238,126

Total Investments (cost $45,659,056) — 98.4%		60,066,114
Other assets in excess of liabilities — 1.6%		1,002,451

NET ASSETS — 100.0%		$61,068,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

*	Denotes a non-income producing security.
(a)	Illiquid security (unaudited).
(b)	Value determined using significant unobservable inputs.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $0 which represents 0.00% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $244,536, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $14,331 and $238,126, respectively, a total value of $252,457.
(e)	Represents 7-day effective yield as of January 31, 2018.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $252,457.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$701,693	$—	$—	$701,693
Auto Components	1,264,656	—	—	1,264,656
Banks	1,699,772	3,239,592	—	4,939,364
Biotechnology	1,223,621	663,498	—	1,887,119
Capital Markets	1,057,471	—	—	1,057,471
Chemicals	3,584,983	1,839,910	—	5,424,893
Commercial Services & Supplies	—	511,440	—	511,440
Communications Equipment	1,495,506	—	—	1,495,506
Diversified Telecommunication Services	—	1,335,686	—	1,335,686
Electrical Equipment	—	1,023,266	—	1,023,266
Energy Equipment & Services	761,406	—	—	761,406
Equity Real Estate Investment Trusts (REITs)	731,407	—	—	731,407
Food & Staples Retailing	1,598,659	—	—	1,598,659
Health Care Providers & Services	2,215,829	—	—	2,215,829
Household Durables	—	721,067	—	721,067
Household Products	724,393	656,508	—	1,380,901
Insurance	2,333,294	2,767,616	—	5,100,910
Internet & Direct Marketing Retail	1,974,661	—	—	1,974,661
IT Services	771,965	—	—	771,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Global Sustainable Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Life Sciences Tools & Services	$872,022	$—	$—	$872,022
Machinery	—	3,523,155	—	3,523,155
Marine	—	432,917	—	432,917
Media	955,753	557,190	—	1,512,943
Oil, Gas & Consumable Fuels	1,960,148	755,964	—	2,716,112
Personal Products	—	2,191,334	—	2,191,334
Pharmaceuticals	2,204,226	—	—	2,204,226
Semiconductors & Semiconductor Equipment	2,480,529	—	—	2,480,529
Software	3,067,013	2,826,692	—	5,893,705
Specialty Retail	1,334,918	—	—	1,334,918
Trading Companies & Distributors	—	1,239,373	—	1,239,373
Wireless Telecommunication Services	—	514,524	—	514,524

Total Common Stocks	$35,013,925	$24,799,732	$—	$59,813,657

Repurchase Agreement	$—	$238,126	$—	$238,126
Short-Term Investment	14,331	—	—	14,331

Total	$35,028,256	$25,037,858	$—	$60,066,114

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January, 31, 2018, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 39.9%

	Principal Amount	Value
FFCB 0.99%, 3/28/2018	$4,500,000	$4,498,323
(ICE LIBOR USD 1 Month + 0.05%), 1.61%, 4/16/2018(a)	250,000	250,099
1.00%, 7/18/2018	1,000,000	998,552
1.25%, 8/10/2018	570,000	569,957
1.95%, 8/28/2018	500,000	501,954
(ICE LIBOR USD 1 Month + 0.02%), 1.58%, 9/14/2018(a)	5,000,000	4,999,687
(ICE LIBOR USD 1 Month + 0.06%), 1.62%, 9/21/2018(a)	5,500,000	5,500,000
(ICE LIBOR USD 1 Month + 0.10%), 1.66%, 10/3/2018(a)	900,000	900,155
(ICE LIBOR USD 1 Month + 0.07%), 1.63%, 10/22/2018(a)	500,000	500,533
(ICE LIBOR USD 1 Month - 0.14%), 1.43%, 10/25/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.05%), 1.52%, 2/21/2019(a)	600,000	599,988
(ICE LIBOR USD 1 Month + 0.15%), 1.72%, 3/1/2019(a)	1,500,000	1,503,153
(ICE LIBOR USD 1 Month - 0.04%), 1.52%, 3/13/2019(a)	2,000,000	1,999,955
(ICE LIBOR USD 1 Month - 0.04%), 1.52%, 3/15/2019(a)	750,000	749,989
(ICE LIBOR USD 1 Month - 0.09%), 1.48%, 5/1/2019(a)	3,250,000	3,249,877
(ICE LIBOR USD 1 Month - 0.09%), 1.47%, 5/15/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.07%), 1.50%, 7/29/2019(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.49%, 9/26/2019(a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.08%), 1.48%, 11/13/2019(a)	1,250,000	1,249,888
(ICE LIBOR USD 1 Month - 0.06%), 1.50%, 12/4/2019(a)	2,000,000	1,999,904
(ICE LIBOR USD 1 Month - 0.08%), 1.48%, 1/27/2020(a)	1,500,000	1,499,881
FFCB Discount Notes, 1.19%, 4/11/2018	750,000	748,289
FHLB 1.00%, 2/12/2018	1,500,000	1,500,000
1.14%, 2/12/2018	300,000	299,996
(ICE LIBOR USD 1 Month - 0.15%), 1.41%, 2/15/2018(a)	8,000,000	8,000,000
(ICE LIBOR USD 3 Month - 0.21%), 1.25%, 2/23/2018(a)	3,200,000	3,200,000
(ICE LIBOR USD 1 Month - 0.16%), 1.41%, 2/28/2018(a)	5,000,000	5,000,000
3.25%, 3/9/2018	1,400,000	1,402,827
(ICE LIBOR USD 1 Month - 0.14%), 1.42%, 4/6/2018(a)	2,500,000	2,500,000
(ICE LIBOR USD 1 Month - 0.14%), 1.42%, 4/6/2018(a)	1,000,000	999,947
(ICE LIBOR USD 1 Month - 0.12%), 1.44%, 4/16/2018(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.12%), 1.44%, 4/17/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.25%), 1.15%, 5/8/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.13%), 1.27%, 5/8/2018(a)	2,000,000	1,999,973
(ICE LIBOR USD 1 Month - 0.14%), 1.42%, 5/18/2018(a)	3,500,000	3,500,000
1.25%, 6/8/2018	1,500,000	1,499,847
2.75%, 6/8/2018	3,000,000	3,015,412
1.00%, 6/19/2018	600,000	599,412
1.25%, 6/19/2018	625,000	624,966
0.88%, 6/29/2018	6,000,000	5,990,250
0.84%, 7/12/2018	2,700,000	2,694,606
(ICE LIBOR USD 1 Month - 0.15%), 1.41%, 7/16/2018(a)	4,700,000	4,700,000
(ICE LIBOR USD 1 Month - 0.15%), 1.41%, 7/19/2018(a)	6,000,000	6,000,000
(ICE LIBOR USD 1 Month - 0.08%), 1.48%, 7/20/2018(a)	2,000,000	2,000,291
1.25%, 7/27/2018	1,250,000	1,249,875
(ICE LIBOR USD 1 Month - 0.16%), 1.42%, 8/8/2018(a)	2,750,000	2,750,000
(ICE LIBOR USD 1 Month - 0.13%), 1.44%, 8/20/2018(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.13%), 1.44%, 8/21/2018(a)	4,200,000	4,200,000
1.25%, 9/5/2018	1,800,000	1,799,858
1.25%, 9/17/2018	2,000,000	1,999,524
(ICE LIBOR USD 3 Month - 0.25%), 1.44%, 9/28/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.14%), 1.42%, 10/16/2018(a)	5,400,000	5,400,000
(ICE LIBOR USD 1 Month - 0.15%), 1.41%, 10/23/2018(a)	3,000,000	3,000,000
(ICE LIBOR USD 1 Month - 0.09%), 1.46%, 11/9/2018(a)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.04%), 1.53%, 1/23/2019(a)	500,000	500,095
(ICE LIBOR USD 1 Month - 0.05%), 1.52%, 1/25/2019(a)	2,400,000	2,400,000
(ICE LIBOR USD 1 Month - 0.05%), 1.52%, 2/1/2019(a)	1,500,000	1,499,950
(ICE LIBOR USD 1 Month - 0.05%), 1.51%, 2/7/2019(a)	350,000	350,000
(ICE LIBOR USD 1 Month - 0.05%), 1.51%, 3/6/2019(a)	4,000,000	3,999,642
(ICE LIBOR USD 1 Month - 0.08%), 1.48%, 3/19/2019(a)	5,750,000	5,750,000
(ICE LIBOR USD 3 Month - 0.21%), 1.49%, 4/9/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.19%), 1.23%, 5/10/2019(a)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.16%), 1.29%, 5/24/2019(a)	3,500,000	3,500,650
(ICE LIBOR USD 3 Month - 0.16%), 1.31%, 5/28/2019(a)	2,000,000	1,999,450
(ICE LIBOR USD 3 Month - 0.16%), 1.31%, 5/28/2019(a)	1,250,000	1,249,482
(ICE LIBOR USD 1 Month - 0.06%), 1.49%, 9/11/2019(a)	1,950,000	1,950,000
(ICE LIBOR USD 1 Month - 0.06%), 1.50%, 9/18/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.07%), 1.49%, 10/18/2019(a)	1,300,000	1,300,000
(ICE LIBOR USD 1 Month - 0.05%), 1.51%, 12/4/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.05%), 1.51%, 12/5/2019(a)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB (continued)
(ICE LIBOR USD 3 Month - 0.14%), 1.47%, 12/19/2019(a)	$1,500,000	$1,500,000
(ICE LIBOR USD 1 Month - 0.06%), 1.51%, 12/20/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 3 Month - 0.15%), 1.59%, 1/22/2020(a)	1,250,000	1,250,000
FHLB Discount Notes 1.13%, 2/28/2018	1,000,000	999,156
1.27%, 9/13/2018	3,000,000	2,976,480
1.83%, 1/2/2019	2,500,000	2,458,125
FHLMC 0.88%, 3/7/2018	3,000,000	2,998,912
1.00%, 5/25/2018	1,000,000	998,580
1.06%, 6/22/2018	2,600,000	2,597,646
(ICE LIBOR USD 3 Month - 0.25%), 1.50%, 7/25/2018(a)	2,800,000	2,800,000
1.05%, 7/27/2018	1,000,000	998,242
1.10%, 9/13/2018	3,000,000	2,993,584
1.15%, 9/14/2018	1,500,000	1,498,223
0.88%, 10/12/2018	2,600,000	2,592,637
1.25%, 12/14/2018	1,000,000	996,018
(ICE LIBOR USD 1 Month - 0.12%), 1.45%, 5/1/2019(a)	5,000,000	5,000,000
FNMA (ICE LIBOR USD 3 Month - 0.05%), 1.59%, 3/21/2018(a)	745,000	745,244
0.88%, 5/21/2018	5,000,000	4,994,206
1.00%, 5/21/2018	2,000,000	1,996,905
1.13%, 7/20/2018	1,906,000	1,904,497
1.00%, 7/25/2018	650,000	649,200
1.13%, 12/14/2018	800,000	795,187
Tennessee Valley Authority 4.50%, 4/1/2018	900,000	904,683
1.75%, 10/15/2018	5,500,000	5,514,741

Total U.S. Government Agency Securities (cost $224,408,503)		224,408,503

U.S. Treasury Obligations 0.3%

	Principal Amount	Value
U.S. Treasury Notes, 1.00%, 8/15/2018	1,600,000	1,597,448

Total U.S. Treasury Obligations (cost $1,597,448)		1,597,448

Investment Companies 0.3%

	Shares	Value
Asset Management 0.3%
Federated Government Obligations Fund, Premier Shares, 1.22%(b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 1.16%(b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 60.6%

	Principal Amount	Value
ABN Amro Bank NV, 1.36%, dated 1/31/2018, due 2/1/2018, repurchase price $50,001,889, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.00% - 6.50%, maturing 9/30/2018 - 12/1/2047; total market value $51,303,997.	$50,000,000	$50,000,000
BNP Paribas SA, 1.44%, dated 1/25/2018, due 6/25/2018, repurchase price $10,060,400, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 7.63%, maturing 2/22/2018 - 8/15/2047; total market value $10,261,170.	10,000,000	10,000,000
BNP Paribas SA, 1.42%, dated 11/14/2017, due 3/14/2018, repurchase price $10,047,333, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 2/1/2018 - 2/15/2047; total market value $10,247,601.	10,000,000	10,000,000
ING Financial Markets LLC, 1.36%, dated 1/31/2018, due 2/1/2018, repurchase price $81,133,065, collateralized by U.S. Government Agency Securities, ranging from 3.50% - 4.00%, maturing 2/1/2047 - 9/1/2047; total market value $82,755,727.	81,130,000	81,130,000
Natixis Financial Products LLC, 1.31%, dated 1/26/2018, due 2/2/2018, repurchase price $50,012,736, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 6/21/2018 - 2/15/2047; total market value $51,013,016.	50,000,000	50,000,000
Natixis Financial Products LLC, 1.36%, dated 1/31/2018, due 2/1/2018, repurchase price $25,000,944, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.61%, maturing 6/21/2018 - 7/1/2047; total market value $25,533,647.	25,000,000	25,000,000
RBS Securities, Inc., 1.33%, dated 1/31/2018, due 2/7/2018, repurchase price $65,016,810, collateralized by U.S. Government Treasury Securities, ranging from 3.00% - 3.63%, maturing 2/15/2020 - 5/15/2047; total market value $66,300,192.	65,000,000	65,000,000
Wells Fargo Securities LLC, 1.36%, dated 1/31/2018, due 2/1/2018, repurchase price $50,001,889, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.50% - 5.50%, maturing 4/25/2019 - 1/25/2049; total market value $51,114,964.	50,000,000	50,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $341,130,000)	$341,130,000

Total Investments (cost $569,135,951) — 101.1%	569,135,951
Liabilities in excess of other assets — (1.1)%	(6,424,626)

NET ASSETS — 100.0%	$562,711,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(b)	Represents 7-day effective yield as of January 31, 2018.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Government Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	341,130,000	—	341,130,000
U.S. Government Agency Securities	—	224,408,503	—	224,408,503
U.S. Treasury Obligation	—	1,597,448	—	1,597,448

Total	$2,000,000	$567,135,951	$—	$569,135,951

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Growth Fund

Common Stocks 95.7%

	Shares	Value
Aerospace & Defense 1.1%
Boeing Co. (The)	7,162	$2,537,998

Airlines 1.6%
American Airlines Group, Inc.	42,540	2,310,773
Copa Holdings SA, Class A	9,305	1,287,160

		3,597,933

Banks 2.7%
Bank of America Corp.	71,380	2,284,160
Citigroup, Inc.	26,855	2,107,580
Citizens Financial Group, Inc.	38,475	1,766,003

		6,157,743

Beverages 3.2%
Monster Beverage Corp.*	42,500	2,899,775
PepsiCo, Inc.	35,815	4,308,545

		7,208,320

Biotechnology 5.2%
AbbVie, Inc.	30,845	3,461,426
Alexion Pharmaceuticals, Inc.*	14,350	1,712,242
Amgen, Inc.	10,170	1,892,129
Celgene Corp.*	15,155	1,533,080
Foundation Medicine, Inc.*	18,005	1,249,547
Vertex Pharmaceuticals, Inc.*	11,135	1,858,097

		11,706,521

Building Products 1.6%
Builders FirstSource, Inc.*	73,160	1,567,087
Owens Corning	22,685	2,109,025

		3,676,112

Capital Markets 1.8%
Ameriprise Financial, Inc.	15,035	2,536,405
State Street Corp.	13,530	1,490,600

		4,027,005

Chemicals 1.3%
FMC Corp.	17,620	1,609,235
Methanex Corp.	21,535	1,355,628

		2,964,863

Commercial Services & Supplies 0.6%
Cintas Corp.	7,910	1,332,439

Construction & Engineering 1.3%
EMCOR Group, Inc.	15,350	1,247,648
MasTec, Inc.*	33,710	1,800,114

		3,047,762

Consumer Finance 1.3%
FirstCash, Inc.	18,810	1,375,011
Green Dot Corp., Class A*	26,138	1,601,214

		2,976,225

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	19,580	1,058,691

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	16,205	3,157,868

Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	19,280	1,388,738

Health Care Providers & Services 4.9%
AmerisourceBergen Corp.	16,080	1,602,694
Humana, Inc.	9,475	2,670,339
UnitedHealth Group, Inc.	28,480	6,743,494

		11,016,527

Hotels, Restaurants & Leisure 0.9%
Royal Caribbean Cruises Ltd.	5,560	742,538
Wynn Resorts Ltd.	7,700	1,275,043

		2,017,581

Household Durables 1.5%
Mohawk Industries, Inc.*	6,915	1,943,530
PulteGroup, Inc.	45,945	1,462,429

		3,405,959

Internet & Direct Marketing Retail 7.2%
Amazon.com, Inc.*	7,900	11,462,031
Liberty Ventures, Series A*	16,470	970,577
Netflix, Inc.*	14,660	3,962,598

		16,395,206

Internet Software & Services 9.5%
Alphabet, Inc., Class A*	11,625	13,743,307
Facebook, Inc., Class A*	42,085	7,865,266

		21,608,573

IT Services 4.1%
DXC Technology Co.	25,770	2,565,403
Mastercard, Inc., Class A	6,930	1,171,170
Square, Inc., Class A*	11,425	535,947
Visa, Inc., Class A	40,026	4,972,430

		9,244,950

Leisure Products 0.7%
Polaris Industries, Inc.	13,180	1,489,472

Life Sciences Tools & Services 0.5%
ICON plc*	10,645	1,165,840

Machinery 4.4%
Cummins, Inc.	9,800	1,842,400
Deere & Co.	18,650	3,103,733
Meritor, Inc.*	68,482	1,868,189
Oshkosh Corp.	22,275	2,020,788
Terex Corp.	22,835	1,073,702

		9,908,812

Media 2.0%
Comcast Corp., Class A	52,855	2,247,923
Sirius XM Holdings, Inc.	202,935	1,239,933
Walt Disney Co. (The)	10,515	1,142,665

		4,630,521

Metals & Mining 1.5%
Freeport-McMoRan, Inc.*	77,300	1,507,350
Steel Dynamics, Inc.	43,520	1,975,808

		3,483,158

Oil, Gas & Consumable Fuels 1.3%
Devon Energy Corp.	27,150	1,123,196
EOG Resources, Inc.	16,395	1,885,425

		3,008,621

Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	28,350	1,774,710
Zoetis, Inc.	36,620	2,809,853

		4,584,563

Road & Rail 1.1%
CSX Corp.	45,230	2,567,707

Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	39,138	2,098,971
Broadcom Ltd.	12,523	3,106,079
Intel Corp.	22,628	1,089,312
Micron Technology, Inc.*	42,075	1,839,519
ON Semiconductor Corp.*	81,385	2,013,465

		10,147,346

Software 10.1%
Adobe Systems, Inc.*	15,840	3,164,198
FireEye, Inc.*	82,845	1,249,303
Intuit, Inc.	17,212	2,889,895
Microsoft Corp.	145,705	13,843,432
VMware, Inc., Class A*	14,120	1,747,915

		22,894,743

Specialty Retail 3.3%
Home Depot, Inc. (The)	36,920	7,417,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Value
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	79,291	$13,275,692
HP, Inc.	76,555	1,785,263

		15,060,955

Textiles, Apparel & Luxury Goods 1.4%
PVH Corp.	11,395	1,767,137
VF Corp.	18,630	1,511,638

		3,278,775

Tobacco 1.6%
Altria Group, Inc.	52,460	3,690,036

Trading Companies & Distributors 1.7%
United Rentals, Inc.*	9,440	1,709,678
WW Grainger, Inc.	7,965	2,147,842

		3,857,520

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	24,910	1,621,641

Total Common Stocks (cost $163,346,402)		217,333,952

Exchange Traded Fund 3.2%
	Shares	Value
Equity Fund 3.2%
iShares Russell 1000 Growth ETF	50,000	7,202,000

Total Exchange Traded Fund (cost $4,447,943)		7,202,000

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR* (a)(b)	43,975	65,962

Total Rights (cost $–)		65,962

Total Investments (cost $167,794,345) — 98.9%		224,601,914
Other assets in excess of liabilities — 1.1%		2,599,536

NET ASSETS — 100.0%		$227,201,450

*	Denotes a non-income producing security.
(a)	Illiquid security (unaudited).
(b)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$217,333,952	$—	$—	$217,333,952
Exchange Traded Fund	7,202,000	—	—	7,202,000
Rights	—	—	65,962	65,962

Total	$224,535,952	$—	$65,962	$224,601,914

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 10/31/2017	$65,962	$65,962
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$65,962	$65,962

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Value
FHLMC REMICS Series 1684, Class I, 6.50%, 3/15/2024	$214,325	$237,492
Series 2296, Class H, 6.50%, 3/15/2031	15,422	16,083
FNMA REMICS Series 1990-7, Class B, 8.50%, 1/25/2020	2,114	2,205
Series 1993-16, Class Z, 7.50%, 2/25/2023	13,777	14,725
Series 1993-226, Class PK, 6.00%, 12/25/2023	98,351	109,325
Series 1998-73, Class MZ, 6.30%, 10/17/2038	311,422	313,812
Series 2013-59, Class MX, 2.50%, 9/25/2042	2,603,213	2,554,400

Total Collateralized Mortgage Obligations (cost $3,300,858)		3,248,042

Corporate Bond 0.8%

	Principal Amount	Value
Diversified Financial Services 0.8%
Private Export Funding Corp., Series HH, 1.45%, 8/15/2019	2,000,000	1,972,436

Total Corporate Bond (cost $2,003,342)		1,972,436

Foreign Government Security 0.8%

	Principal Amount	Value
UNITED STATES 0.8%
Ukraine Government AID Bond, 1.47%, 9/29/2021	2,000,000	1,932,422

Total Foreign Government Security (cost $2,000,000)		1,932,422

Mortgage-Backed Securities 1.7%

	Principal Amount	Value
FNMA Pool
Pool# 874982 6.81%, 11/1/2025	1,520,469	1,689,141
Pool# 387114 5.62%, 9/1/2034	978,748	1,018,799
Pool# 773298 3.10%, 4/1/2035(a)	758,529	798,742
Pool# 813605 3.11%, 7/1/2036(a)	132,552	138,717
Pool# 745769 3.35%, 7/1/2036(a)	702,647	734,332

Total Mortgage-Backed Securities (cost $4,150,588)		4,379,731

U.S. Government Agency Securities 3.2%

	Principal Amount	Value
FFCB, 2.43%, 09/13/2027	3,000,000	2,838,471
FHLB 5.37%, 9/9/2024	2,615,000	3,026,162
3.00%, 3/12/2027	2,000,000	2,000,816

Total U.S. Government Agency Securities (cost $8,109,436)		7,865,449

U.S. Treasury Obligations 91.7%

	Principal Amount	Value
U.S. Treasury Inflation Linked Bonds 2.38%, 1/15/2025(b)	11,300,000	16,642,319
1.75%, 1/15/2028(b)	4,800,000	6,262,155
3.63%, 4/15/2028(b)	5,000,000	9,865,539
2.50%, 1/15/2029(b)	4,750,000	6,522,993
3.88%, 4/15/2029(b)	3,300,000	6,655,402
2.13%, 2/15/2041(b)	12,050,000	17,556,372
0.75%, 2/15/2042(b)	7,600,000	8,256,781
0.63%, 2/15/2043(b)	13,050,000	13,503,175
0.88%, 2/15/2047(b)	5,000,000	5,221,560
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2018(b)	14,000,000	14,961,435
2.13%, 1/15/2019(b)	1,000,000	1,173,224
0.13%, 4/15/2019(b)	9,250,000	9,729,904
1.38%, 1/15/2020(b)	7,200,000	8,404,910
0.13%, 4/15/2020(b)	7,800,000	8,179,731
0.13%, 4/15/2021(b)	10,500,000	10,827,342
0.63%, 7/15/2021(b)	11,300,000	12,527,586
0.13%, 1/15/2022(b)	7,000,000	7,548,644
0.13%, 7/15/2022(b)	10,550,000	11,207,965
0.13%, 7/15/2024(b)	17,900,000	18,192,403
0.25%, 1/15/2025(b)	5,000,000	5,101,960
0.38%, 7/15/2025(b)	12,000,000	12,352,095
0.13%, 7/15/2026(b)	6,000,000	5,953,870
0.38%, 1/15/2027(b)	10,250,000	10,255,080
U.S. Treasury Notes 2.13%, 7/31/2024	525,000	508,738
2.38%, 8/15/2024	600,000	590,156

Total U.S. Treasury Obligations (cost $231,255,241)		228,001,339

Total Investments (cost $250,819,465) — 99.5%		247,399,419
Other assets in excess of liabilities — 0.5%		1,338,933

NET ASSETS — 100.0%		$248,738,352

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(b)	Principal amounts are not adjusted for inflation.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(160)	3/2018	USD	(19,452,500)	310,618

					310,618

At January 31, 2018, the Fund had $167,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$3,248,042	$—	$3,248,042
Corporate Bond	—	1,972,436	—	1,972,436
Foreign Government Security	—	1,932,422	—	1,932,422
Futures Contracts	310,618	—	—	310,618
Mortgage-Backed Securities	—	4,379,731	—	4,379,731
U.S. Government Agency Securities	—	7,865,449	—	7,865,449
U.S. Treasury Obligations	—	228,001,339	—	228,001,339

Total	$310,618	$247,399,419	$—	$247,710,037

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Inflation-Protected Securities Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

		Fair Value
Assets:
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$310,618

Total		$310,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.2%

	Shares	Value
AUSTRALIA 6.8%
Banks 2.1%
Australia & New Zealand Banking Group Ltd.	302,193	$6,945,166
Bank of Queensland Ltd.	40,530	404,205
Bendigo & Adelaide Bank Ltd.	49,399	465,636
Commonwealth Bank of Australia	177,230	11,248,934
National Australia Bank Ltd.	276,066	6,471,757
Westpac Banking Corp.	350,028	8,722,078

		34,257,776

Beverages 0.1%
Coca-Cola Amatil Ltd.	59,111	398,897
Treasury Wine Estates Ltd.	76,730	1,056,835

		1,455,732

Biotechnology 0.3%
CSL Ltd.	46,386	5,467,926

Capital Markets 0.2%
ASX Ltd.	20,128	886,590
Macquarie Group Ltd.	33,792	2,806,441

		3,693,031

Chemicals 0.1%
Incitec Pivot Ltd.	159,815	479,675
Orica Ltd.	39,314	607,293

		1,086,968

Commercial Services & Supplies 0.1%
Brambles Ltd.	165,465	1,318,501

Construction & Engineering 0.0%†
CIMIC Group Ltd.	10,081	382,566

Construction Materials 0.1%
Boral Ltd.	122,521	789,151

Containers & Packaging 0.1%
Amcor Ltd.	119,215	1,397,874

Diversified Financial Services 0.1%
AMP Ltd.	299,019	1,264,078
BGP Holdings plc*(a)(b)	1,554,139	0
Challenger Ltd.	57,490	631,133

		1,895,211

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	423,491	1,251,691
TPG Telecom Ltd.	32,086	164,590

		1,416,281

Electric Utilities 0.0%†
AusNet Services	181,656	247,940

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	106,681	818,169
Goodman Group	191,749	1,248,302
GPT Group (The)	188,194	761,971
Mirvac Group	379,444	671,567
Scentre Group	554,264	1,851,381
Stockland	241,401	824,641
Vicinity Centres	349,408	760,810
Westfield Corp.	195,892	1,450,131

		8,386,972

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	114,756	4,049,276
Woolworths Group Ltd.	134,750	2,924,739

		6,974,015

Gas Utilities 0.0%†
APA Group	116,236	754,461

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	5,809	812,650

Health Care Providers & Services 0.1%
Healthscope Ltd.	197,740	307,269
Ramsay Health Care Ltd.	14,660	806,655
Sonic Healthcare Ltd.	42,927	824,208

		1,938,132

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	56,502	1,087,422
Crown Resorts Ltd.	38,660	412,685
Domino’s Pizza Enterprises Ltd.	7,254	280,298
Flight Centre Travel Group Ltd.	4,483	184,226
Tabcorp Holdings Ltd.	196,748	819,624

		2,784,255

Insurance 0.3%
Insurance Australia Group Ltd.	240,680	1,403,010
Medibank Pvt Ltd.	283,846	765,780
QBE Insurance Group Ltd.	145,366	1,262,247
Suncorp Group Ltd.	132,460	1,457,485

		4,888,522

IT Services 0.0%†
Computershare Ltd.	48,342	650,330

Media 0.0%†
REA Group Ltd.	5,448	322,942

Metals & Mining 1.1%
Alumina Ltd.	233,905	453,795
BHP Billiton Ltd.	329,671	8,042,420
BHP Billiton plc	214,661	4,774,491
BlueScope Steel Ltd.	59,844	698,128
Fortescue Metals Group Ltd.	158,119	631,178
Newcrest Mining Ltd.	79,857	1,457,795
South32 Ltd.	540,761	1,663,506

		17,721,313

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	59,475	216,413

Multi-Utilities 0.1%
AGL Energy Ltd.	68,664	1,295,126

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	26,370	737,987
Oil Search Ltd.	143,199	874,012
Origin Energy Ltd.*	171,563	1,289,256
Santos Ltd.*	186,907	766,588
Woodside Petroleum Ltd.	87,307	2,325,320

		5,993,163

Professional Services 0.0%†
SEEK Ltd.	32,370	509,374

Real Estate Management & Development 0.0%†
LendLease Group	56,967	726,470

Road & Rail 0.1%
Aurizon Holdings Ltd.	212,347	799,991

Transportation Infrastructure 0.2%
Sydney Airport	119,722	656,300
Transurban Group	225,429	2,180,861

		2,837,161

		111,020,247

AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG*	30,412	1,530,707
Raiffeisen Bank International AG*	15,470	665,407

		2,196,114

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
AUSTRIA (continued)
Machinery 0.0%†
ANDRITZ AG	7,659	$459,671

Metals & Mining 0.1%
voestalpine AG	11,804	766,922

Oil, Gas & Consumable Fuels 0.1%
OMV AG	14,875	958,211

		4,380,918

BELGIUM 1.1%
Banks 0.2%
KBC Group NV	26,114	2,510,210

Beverages 0.5%
Anheuser-Busch InBev SA/NV	78,618	8,921,443

Chemicals 0.1%
Solvay SA	7,766	1,125,070
Umicore SA	20,376	1,073,360

		2,198,430

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	8,088	953,693

Diversified Telecommunication Services 0.0%†
Proximus SADP	15,816	533,325

Food & Staples Retailing 0.0%†
Colruyt SA	6,227	344,861

Insurance 0.1%
Ageas	18,840	995,457

Media 0.0%†
Telenet Group Holding NV*	5,670	436,272

Pharmaceuticals 0.1%
UCB SA	12,735	1,110,215

		18,003,906

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	39,052	516,552

CHINA 0.2%
Auto Components 0.1%
Minth Group Ltd.	76,000	429,727

Banks 0.1%
BOC Hong Kong Holdings Ltd.	386,600	1,972,197

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	239,666	291,743

		2,693,667

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	5,965	444,915

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	76,983	3,125,133

Beverages 0.1%
Carlsberg A/S, Class B	10,804	1,387,016

Biotechnology 0.1%
Genmab A/S*	6,046	1,107,792

Chemicals 0.1%
Chr Hansen Holding A/S	10,037	877,819
Novozymes A/S, Class B	23,016	1,277,059

		2,154,878

Commercial Services & Supplies 0.0%†
ISS A/S	17,464	681,092

Diversified Telecommunication Services 0.0%†
TDC A/S	88,000	586,939

Electric Utilities 0.1%
Orsted A/S Reg. S(c)	19,605	1,190,017

Electrical Equipment 0.1%
Vestas Wind Systems A/S	21,953	1,499,993

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	11,696	1,039,666
William Demant Holding A/S*	13,627	430,309

		1,469,975

Insurance 0.0%†
Tryg A/S	13,375	325,434

Marine 0.1%
AP Moller - Maersk A/S, Class A	393	670,940
AP Moller - Maersk A/S, Class B	693	1,234,616

		1,905,556

Pharmaceuticals 0.7%
H Lundbeck A/S	7,229	368,161
Novo Nordisk A/S, Class B	192,643	10,704,076

		11,072,237

Road & Rail 0.1%
DSV A/S	18,711	1,539,762

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	10,830	1,028,138

		29,073,962

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	11,836	597,629

Communications Equipment 0.2%
Nokia OYJ	584,257	2,813,150

Diversified Telecommunication Services 0.0%†
Elisa OYJ	14,308	608,745

Electric Utilities 0.1%
Fortum OYJ	45,167	979,521

Insurance 0.2%
Sampo OYJ, Class A	46,554	2,704,516

Machinery 0.2%
Kone OYJ, Class B	34,377	1,967,383
Metso OYJ	10,758	375,896
Wartsila OYJ Abp	15,651	1,068,161

		3,411,440

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	13,398	926,550

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	57,028	979,855
UPM-Kymmene OYJ	55,562	1,872,673

		2,852,528

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	469,471

		15,363,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE 10.4%
Aerospace & Defense 0.8%
Airbus SE	59,727	$6,861,781
Dassault Aviation SA	260	434,347
Safran SA	33,696	3,803,712
Thales SA	11,215	1,258,025
Zodiac Aerospace*	19,824	616,052

		12,973,917

Air Freight & Logistics 0.0%†
Bollore SA	83,085	482,872

Auto Components 0.3%
Cie Generale des Etablissements Michelin	17,878	2,858,309
Faurecia	7,868	707,242
Valeo SA	25,059	1,976,339

		5,541,890

Automobiles 0.2%
Peugeot SA	60,952	1,368,722
Renault SA	19,921	2,190,145

		3,558,867

Banks 1.0%
BNP Paribas SA	115,927	9,584,245
Credit Agricole SA	118,979	2,243,832
Societe Generale SA	79,310	4,615,301

		16,443,378

Beverages 0.2%
Pernod Ricard SA	22,104	3,521,469
Remy Cointreau SA	2,053	270,261

		3,791,730

Building Products 0.2%
Cie de Saint-Gobain	52,605	3,058,514

Capital Markets 0.1%
Amundi SA Reg. S(c)	6,265	591,374
Natixis SA	98,929	901,408

		1,492,782

Chemicals 0.4%
Air Liquide SA	43,594	5,876,585
Arkema SA	7,199	919,993

		6,796,578

Commercial Services & Supplies 0.1%
Edenred	23,975	774,404
Societe BIC SA	2,829	324,288

		1,098,692

Construction & Engineering 0.5%
Bouygues SA	22,255	1,237,724
Eiffage SA	7,652	927,669
Vinci SA	51,463	5,557,812

		7,723,205

Construction Materials 0.0%†
Imerys SA	3,788	406,055

Diversified Financial Services 0.1%
Eurazeo SA	4,589	482,991
Wendel SA	3,036	565,873

		1,048,864

Diversified Telecommunication Services 0.3%
Iliad SA	2,730	706,287
Orange SA	204,856	3,698,972

		4,405,259

Electric Utilities 0.1%
Electricite de France SA	57,311	787,854

Electrical Equipment 0.5%
Legrand SA	26,469	2,200,046
Schneider Electric SE*	58,117	5,447,889

		7,647,935

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	6,277	714,539

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	3,438	377,637
Gecina SA	4,808	938,754
ICADE	3,091	334,993
Klepierre SA	23,058	1,053,158
Unibail-Rodamco SE	10,139	2,601,326

		5,305,868

Food & Staples Retailing 0.1%
Carrefour SA	58,698	1,405,186
Casino Guichard Perrachon SA	6,181	361,337

		1,766,523

Food Products 0.3%
Danone SA	61,878	5,335,444

Health Care Equipment & Supplies 0.2%
BioMerieux	4,293	406,344
Essilor International Cie Generale d’Optique SA	21,602	3,069,078

		3,475,422

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,348	1,101,284
Sodexo SA(d)	9,435	1,210,794

		2,312,078

Household Durables 0.0%†
SEB SA	2,171	448,721

Insurance 0.5%
AXA SA	199,407	6,561,402
CNP Assurances	18,627	477,394
SCOR SE	18,597	832,706

		7,871,502

IT Services 0.2%
Atos SE	9,556	1,507,401
Capgemini SE	16,377	2,174,306

		3,681,707

Machinery 0.0%†
Alstom SA	15,995	702,271

Media 0.4%
Eutelsat Communications SA	18,790	412,604
JCDecaux SA	8,113	351,293
Lagardere SCA	12,710	396,530
Publicis Groupe SA	21,245	1,468,515
Vivendi SA	106,643	3,128,283

		5,757,225

Multi-Utilities 0.3%
Engie SA	190,136	3,301,410
Suez	37,226	555,149
Veolia Environnement SA	49,850	1,256,373

		5,112,932

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	243,949	14,138,017

Personal Products 0.4%
L’Oreal SA	25,867	5,879,147

Pharmaceuticals 0.7%
Ipsen SA	3,931	550,672

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Pharmaceuticals (continued)
Sanofi	116,072	$10,226,641

		10,777,313

Professional Services 0.1%
Bureau Veritas SA	28,111	824,254
Teleperformance	5,988	907,868

		1,732,122

Software 0.1%
Dassault Systemes SE	13,138	1,514,861
Ubisoft Entertainment SA*	6,536	559,539

		2,074,400

Textiles, Apparel & Luxury Goods 0.9%
Hermes International	3,335	1,843,260
Kering	7,859	3,978,479
LVMH Moet Hennessy Louis Vuitton SE	28,760	9,017,544

		14,839,283

Trading Companies & Distributors 0.0%†
Rexel SA	29,389	530,069

Transportation Infrastructure 0.1%
Aeroports de Paris	2,941	610,807
Getlink SE	47,450	665,642

		1,276,449

		170,989,424

GERMANY 9.8%

Aerospace & Defense 0.1%
MTU Aero Engines AG	5,389	965,146

Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	101,073	4,775,066

Airlines 0.1%
Deutsche Lufthansa AG (Registered)	24,348	868,833

Auto Components 0.2%
Continental AG	11,280	3,385,359
Schaeffler AG (Preference)	17,588	349,665

		3,735,024

Automobiles 1.2%
Bayerische Motoren Werke AG	34,326	3,918,092
Bayerische Motoren Werke AG (Preference)	5,822	568,683
Daimler AG (Registered)	99,323	9,080,638
Porsche Automobil Holding SE (Preference)	15,940	1,471,964
Volkswagen AG	3,364	744,981
Volkswagen AG (Preference)	18,952	4,165,809

		19,950,167

Banks 0.1%
Commerzbank AG*	107,537	1,770,262

Capital Markets 0.4%
Deutsche Bank AG (Registered)	215,153	3,952,335
Deutsche Boerse AG	19,773	2,537,316

		6,489,651

Chemicals 1.3%
BASF SE	93,951	11,002,890
Covestro AG Reg. S(c)	16,790	1,929,699
Evonik Industries AG	16,497	651,052
FUCHS PETROLUB SE (Preference)	6,547	357,691
K+S AG (Registered)	20,003	561,390
LANXESS AG	9,772	852,076
Linde AG*	19,335	4,719,271
Symrise AG	12,796	1,069,839

		21,143,908

Construction & Engineering 0.0%†
HOCHTIEF AG	1,826	329,660

Construction Materials 0.1%
HeidelbergCement AG	15,393	1,668,384

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	342,372	6,002,983
Telefonica Deutschland Holding AG	84,749	428,289

		6,431,272

Electrical Equipment 0.1%
OSRAM Licht AG	10,307	900,321

Food & Staples Retailing 0.0%†
METRO AG*	18,069	392,588

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	22,441	2,591,520
Fresenius SE & Co. KGaA	43,201	3,778,869

		6,370,389

Hotels, Restaurants & Leisure 0.1%
TUI AG	46,014	1,040,965

Household Products 0.2%
Henkel AG & Co. KGaA	10,561	1,321,848
Henkel AG & Co. KGaA (Preference)	18,078	2,526,166

		3,848,014

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	20,860	622,256

Industrial Conglomerates 0.7%
Siemens AG (Registered)	78,307	11,878,523

Insurance 1.0%
Allianz SE (Registered)	46,006	11,618,597
Hannover Rueck SE	6,260	855,765
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,090	3,786,917

		16,261,279

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(c)	11,628	680,678

Internet Software & Services 0.1%
United Internet AG (Registered)	12,944	943,433

IT Services 0.1%
Wirecard AG	12,165	1,514,949

Machinery 0.1%
GEA Group AG	19,112	949,854
KION Group AG	7,439	681,898
MAN SE	3,317	394,470

		2,026,222

Media 0.1%
Axel Springer SE	5,054	443,908
ProSiebenSat.1 Media SE	23,039	880,802

		1,324,710

Metals & Mining 0.1%
thyssenkrupp AG	45,848	1,441,965

Multi-Utilities 0.2%
E.ON SE	222,598	2,336,894
Innogy SE Reg. S(c)	13,894	529,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Multi-Utilities (continued)
RWE AG*	54,154	$1,083,928

		3,950,431

Personal Products 0.1%
Beiersdorf AG	10,563	1,252,558

Pharmaceuticals 0.8%
Bayer AG (Registered)	84,615	11,076,682
Merck KGaA	13,513	1,476,880

		12,553,562

Real Estate Management & Development 0.2%
Deutsche Wohnen SE	36,720	1,658,757
Vonovia SE	50,274	2,478,844

		4,137,601

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	114,962	3,341,695

Software 0.7%
SAP SE	100,615	11,347,487

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	19,097	4,438,218
HUGO BOSS AG	6,072	557,526

		4,995,744

Trading Companies & Distributors 0.1%
Brenntag AG	16,369	1,061,161

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,033	476,579

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	5,496	457,134

		160,947,617

HONG KONG 3.3%
Banks 0.1%
Bank of East Asia Ltd. (The)	131,750	569,726
Hang Seng Bank Ltd.	75,800	1,804,613

		2,374,339

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	122,500	4,629,904

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	222,750	158,891

Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	368,420	459,221
PCCW Ltd.	467,000	269,277

		728,498

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.	65,500	583,256
CLP Holdings Ltd.	171,000	1,745,419
HK Electric Investments & HK Electric Investments Ltd. Reg. S(c)	277,000	256,016
Power Assets Holdings Ltd.	141,800	1,260,783

		3,845,474

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	230,051	2,035,457

Food Products 0.1%
WH Group Ltd. Reg. S(c)	911,500	1,129,568

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	876,076	1,731,736

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.	244,000	2,157,363
Kingston Financial Group Ltd.	424,000	329,185
Melco Resorts & Entertainment Ltd., ADR	25,962	773,148
Sands China Ltd.	252,300	1,499,627
Shangri-La Asia Ltd.	123,333	313,920
SJM Holdings Ltd.	188,000	187,994

		5,261,237

Household Durables 0.1%
Techtronic Industries Co. Ltd.	141,500	942,628

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	280,886	3,788,705
Jardine Matheson Holdings Ltd.	22,400	1,413,216
Jardine Strategic Holdings Ltd.	21,700	856,716
Jardine Strategic Holdings Ltd.	1,700	67,640
NWS Holdings Ltd.	135,645	264,065

		6,390,342

Insurance 0.7%
AIA Group Ltd.	1,234,000	10,596,701

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	265,386	2,536,343
Hang Lung Group Ltd.	84,000	319,474
Hang Lung Properties Ltd.	212,000	560,651
Henderson Land Development Co. Ltd.	119,689	836,411
Hongkong Land Holdings Ltd.	122,500	878,543
Hysan Development Co. Ltd.	71,673	402,274
Kerry Properties Ltd.	62,500	299,048
New World Development Co. Ltd.	583,829	947,551
Sino Land Co. Ltd.	308,200	568,244
Sun Hung Kai Properties Ltd.	150,700	2,613,759
Swire Pacific Ltd., Class A	52,000	520,245
Swire Properties Ltd.	99,800	349,134
Wharf Holdings Ltd. (The)	126,270	518,368
Wharf Real Estate Investment Co. Ltd.*	126,270	872,709
Wheelock & Co. Ltd.	80,000	626,039

		12,848,793

Road & Rail 0.1%
MTR Corp. Ltd.	154,214	883,245

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,400	373,842

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	633,200	323,179
Yue Yuen Industrial Holdings Ltd.	82,500	371,668

		694,847

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	507,100	209,477

		54,834,979

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	303,884

Banks 0.1%
AIB Group plc	84,392	588,322
Bank of Ireland Group plc	96,719	944,289

		1,532,611

Construction Materials 0.2%
CRH plc	84,105	3,127,819
James Hardie Industries plc CHDI	46,393	814,278

		3,942,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
IRELAND (continued)
Food Products 0.1%
Kerry Group plc, Class A	16,400	$1,746,491

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	8,344	967,319

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	14,972	809,985

		9,302,387

ISRAEL 0.5%
Aerospace & Defense 0.1%
Elbit Systems Ltd.	2,679	404,724

Banks 0.1%
Bank Hapoalim BM	109,778	822,013
Bank Leumi Le-Israel BM	149,996	922,803
Mizrahi Tefahot Bank Ltd.	14,257	277,897

		2,022,713

Chemicals 0.1%
Frutarom Industries Ltd.	4,158	433,423
Israel Chemicals Ltd.	49,227	207,450

		640,873

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	178,022	293,941

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR(d)	94,768	1,934,215

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	3,772	205,653

Software 0.1%
Check Point Software Technologies Ltd.*	13,612	1,407,617
Nice Ltd.	5,605	511,229

		1,918,846

		7,420,965

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	37,717	454,976

Automobiles 0.1%
Ferrari NV	12,834	1,529,113

Banks 0.7%
Intesa Sanpaolo SpA	1,468,687	5,748,240
Mediobanca Banca di Credito Finanziario SpA	56,129	682,486
UniCredit SpA*	208,086	4,579,608

		11,010,334

Beverages 0.0%†
Davide Campari-Milano SpA	60,191	479,164

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,798,931	1,529,902

Electric Utilities 0.4%
Enel SpA	834,356	5,290,648
Terna Rete Elettrica Nazionale SpA	147,045	884,797

		6,175,445

Electrical Equipment 0.0%†
Prysmian SpA	21,534	757,776

Insurance 0.2%
Assicurazioni Generali SpA	124,585	2,468,899
Poste Italiane SpA Reg. S(c)	52,095	430,942
UnipolSai Assicurazioni SpA	95,046	245,421

		3,145,262

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	264,825	4,760,864
Snam SpA	236,873	1,152,671

		5,913,535

Pharmaceuticals 0.0%†
Recordati SpA	10,928	497,349

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	17,984	1,156,836

Transportation Infrastructure 0.1%
Atlantia SpA	47,467	1,571,820

		34,221,512

JAPAN 23.9%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	34,600	891,419

Airlines 0.1%
ANA Holdings, Inc.	11,500	469,147
Japan Airlines Co. Ltd.	11,574	438,128

		907,275

Auto Components 0.8%
Aisin Seiki Co. Ltd.	18,800	1,100,626
Bridgestone Corp.	66,700	3,253,656
Denso Corp.	49,100	3,081,954
Koito Manufacturing Co. Ltd.	11,400	806,810
NGK Spark Plug Co. Ltd.	16,800	445,277
NOK Corp.	10,400	241,911
Stanley Electric Co. Ltd.	14,700	597,816
Sumitomo Electric Industries Ltd.	76,900	1,314,717
Sumitomo Rubber Industries Ltd.	18,400	358,741
Toyoda Gosei Co. Ltd.	6,700	178,614
Toyota Industries Corp.	17,000	1,109,441
Yokohama Rubber Co. Ltd. (The)	11,300	288,282

		12,777,845

Automobiles 2.1%
Honda Motor Co. Ltd.	176,800	6,223,274
Isuzu Motors Ltd.	56,100	952,288
Mazda Motor Corp.	58,760	825,662
Mitsubishi Motors Corp.	71,399	531,377
Nissan Motor Co. Ltd.	232,600	2,488,409
Subaru Corp.	63,900	2,118,263
Suzuki Motor Corp.	35,800	2,055,698
Toyota Motor Corp.	267,620	18,420,627
Yamaha Motor Co. Ltd.	29,300	978,832

		34,594,430

Banks 1.8%
Aozora Bank Ltd.	12,400	504,704
Bank of Kyoto Ltd. (The)	6,800	383,611
Chiba Bank Ltd. (The)	73,300	637,235
Concordia Financial Group Ltd.	119,700	729,111
Fukuoka Financial Group, Inc.	81,600	475,262
Hachijuni Bank Ltd. (The)	46,600	277,074
Japan Post Bank Co. Ltd.	43,500	589,850
Kyushu Financial Group, Inc.	40,700	245,244
Mebuki Financial Group, Inc.	101,530	462,886
Mitsubishi UFJ Financial Group, Inc.	1,230,784	9,300,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Banks (continued)
Mizuho Financial Group, Inc.	2,452,519	$4,632,764
Resona Holdings, Inc.	225,101	1,363,529
Seven Bank Ltd.	64,100	237,386
Shinsei Bank Ltd.	16,800	294,988
Shizuoka Bank Ltd. (The)	52,000	555,881
Sumitomo Mitsui Financial Group, Inc.	138,105	6,238,752
Sumitomo Mitsui Trust Holdings, Inc.	33,176	1,383,425
Suruga Bank Ltd.	18,000	364,586
Yamaguchi Financial Group, Inc.	21,000	246,729

		28,923,671

Beverages 0.3%
Asahi Group Holdings Ltd.	39,400	1,988,008
Coca-Cola Bottlers Japan, Inc.	14,000	495,329
Kirin Holdings Co. Ltd.	90,700	2,263,372
Suntory Beverage & Food Ltd.	13,800	660,634

		5,407,343

Building Products 0.3%
Asahi Glass Co. Ltd.	21,120	932,955
Daikin Industries Ltd.	25,100	3,029,543
LIXIL Group Corp.	28,700	808,882
TOTO Ltd.	13,900	797,986

		5,569,366

Capital Markets 0.3%
Daiwa Securities Group, Inc.	171,200	1,235,124
Japan Exchange Group, Inc.	54,500	983,265
Nomura Holdings, Inc.	378,700	2,466,014
SBI Holdings, Inc.	19,170	470,967

		5,155,370

Chemicals 1.1%
Air Water, Inc.	13,300	284,054
Asahi Kasei Corp.	130,200	1,709,012
Daicel Corp.	29,000	352,180
Hitachi Chemical Co. Ltd.	9,500	243,736
JSR Corp.	20,700	494,162
Kaneka Corp.	31,500	294,655
Kansai Paint Co. Ltd.	21,400	530,186
Kuraray Co. Ltd.	36,300	683,148
Mitsubishi Chemical Holdings Corp.	144,400	1,575,664
Mitsubishi Gas Chemical Co., Inc.	18,600	528,993
Mitsui Chemicals, Inc.	19,420	612,418
Nippon Paint Holdings Co. Ltd.	16,400	586,836
Nissan Chemical Industries Ltd.	13,100	536,345
Nitto Denko Corp.	17,210	1,583,221
Shin-Etsu Chemical Co. Ltd.	39,700	4,570,117
Sumitomo Chemical Co. Ltd.	164,200	1,210,689
Taiyo Nippon Sanso Corp.	13,700	213,219
Teijin Ltd.	17,560	390,100
Toray Industries, Inc.	152,900	1,529,415
Tosoh Corp.	30,500	704,069

		18,632,219

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	26,850	600,289
Park24 Co. Ltd.	11,200	280,318
Secom Co. Ltd.	21,800	1,672,215
Sohgo Security Services Co. Ltd.	6,900	375,514
Toppan Printing Co. Ltd.	50,000	471,436

		3,399,772

Construction & Engineering 0.2%
JGC Corp.	19,600	426,022
Kajima Corp.	92,800	921,040
Obayashi Corp.	67,900	821,273
Shimizu Corp.	56,000	574,959
Taisei Corp.	22,000	1,124,665

		3,867,959

Construction Materials 0.0%†
Taiheiyo Cement Corp.	12,700	542,562

Consumer Finance 0.0%†
Acom Co. Ltd.*	38,600	168,846
AEON Financial Service Co. Ltd.	12,300	307,950
Credit Saison Co. Ltd.	17,000	310,385

		787,181

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	285,451

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	260,619

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,400	326,531
ORIX Corp.	135,700	2,542,546

		2,869,077

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	71,608	3,422,130

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	64,500	812,151
Chugoku Electric Power Co., Inc. (The)	28,100	311,194
Kansai Electric Power Co., Inc. (The)	73,300	912,526
Kyushu Electric Power Co., Inc.	47,200	518,101
Tohoku Electric Power Co., Inc.	43,700	564,888
Tokyo Electric Power Co. Holdings, Inc.*	152,100	617,509

		3,736,369

Electrical Equipment 0.5%
Fuji Electric Co. Ltd.	61,200	508,027
Mabuchi Motor Co. Ltd.	4,700	280,061
Mitsubishi Electric Corp.	201,200	3,691,550
Nidec Corp.	24,700	3,967,857

		8,447,495

Electronic Equipment, Instruments & Components 1.4%
Alps Electric Co. Ltd.	21,500	620,843
Hamamatsu Photonics KK	14,900	550,155
Hirose Electric Co. Ltd.	3,300	495,654
Hitachi High-Technologies Corp.	7,900	372,787
Hitachi Ltd.	489,300	3,918,154
Keyence Corp.	9,936	6,057,700
Kyocera Corp.	33,400	2,236,976
Murata Manufacturing Co. Ltd.	19,500	2,891,291
Nippon Electric Glass Co. Ltd.	7,600	314,356
Omron Corp.	20,100	1,264,673
Shimadzu Corp.	26,500	671,695
TDK Corp.	13,500	1,250,748
Yaskawa Electric Corp.	26,400	1,375,927
Yokogawa Electric Corp.	22,700	486,045

		22,507,004

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	164	403,085
Japan Prime Realty Investment Corp.	89	314,949
Japan Real Estate Investment Corp.	135	695,960
Japan Retail Fund Investment Corp.	291	580,605
Nippon Building Fund, Inc.	133	712,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Nippon Prologis REIT, Inc.	171	$392,404
Nomura Real Estate Master Fund, Inc.	406	565,267
United Urban Investment Corp.	330	522,371

		4,187,638

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	64,800	1,105,818
FamilyMart UNY Holdings Co. Ltd.	8,000	537,567
Lawson, Inc.	5,700	386,383
Seven & i Holdings Co. Ltd.	75,900	3,128,510
Sundrug Co. Ltd.	8,200	353,172
Tsuruha Holdings, Inc.	3,700	515,249

		6,026,699

Food Products 0.4%
Ajinomoto Co., Inc.	57,600	1,099,462
Calbee, Inc.	9,100	320,944
Kikkoman Corp.	15,000	622,737
MEIJI Holdings Co. Ltd.	12,598	1,055,500
NH Foods Ltd.	18,000	432,405
Nisshin Seifun Group, Inc.	20,652	413,771
Nissin Foods Holdings Co. Ltd.	5,800	429,025
Toyo Suisan Kaisha Ltd.	9,500	386,186
Yakult Honsha Co. Ltd.	9,300	779,407
Yamazaki Baking Co. Ltd.	12,500	245,628

		5,785,065

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	39,180	779,866
Toho Gas Co. Ltd.	7,200	211,276
Tokyo Gas Co. Ltd.	40,880	974,196

		1,965,338

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(d)	9,200	159,680
Hoya Corp.	40,700	2,086,083
Olympus Corp.	29,200	1,126,319
Sysmex Corp.	16,300	1,282,873
Terumo Corp.	33,700	1,656,075

		6,311,030

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	18,800	459,945
Medipal Holdings Corp.	16,900	328,616
Suzuken Co. Ltd.	6,580	281,030

		1,069,591

Health Care Technology 0.0%†
M3, Inc.	22,100	812,508

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	7,024	316,036
Oriental Land Co. Ltd.	22,200	2,173,296

		2,489,332

Household Durables 0.8%
Casio Computer Co. Ltd.	19,300	293,640
Iida Group Holdings Co. Ltd.	15,600	310,465
Nikon Corp.	33,400	650,483
Panasonic Corp.	229,802	3,423,608
Rinnai Corp.	3,500	329,989
Sekisui Chemical Co. Ltd.	40,300	770,481
Sekisui House Ltd.	60,100	1,104,252
Sharp Corp.*(d)	16,500	616,032
Sony Corp.	129,900	6,218,341

		13,717,291

Household Products 0.1%
Lion Corp.	24,000	451,621
Unicharm Corp.	42,000	1,124,332

		1,575,953

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	444,896

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	9,800	310,530
Seibu Holdings, Inc.	20,300	406,855
Toshiba Corp.*	675,700	1,936,577

		2,653,962

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	112,600	2,366,817
Japan Post Holdings Co. Ltd.	165,500	1,977,953
MS&AD Insurance Group Holdings, Inc.	47,855	1,633,538
Sompo Holdings, Inc.	36,325	1,461,617
Sony Financial Holdings, Inc.	15,400	282,544
T&D Holdings, Inc.	55,900	999,223
Tokio Marine Holdings, Inc.	70,600	3,337,735

		12,059,427

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	98,800	892,299
Start Today Co. Ltd.	18,400	544,416

		1,436,715

Internet Software & Services 0.1%
DeNA Co. Ltd.	11,700	253,986
Kakaku.com, Inc.	14,600	257,781
Mixi, Inc.	4,100	181,199
Yahoo Japan Corp.	138,500	668,108

		1,361,074

IT Services 0.2%
Fujitsu Ltd.	200,100	1,473,926
Nomura Research Institute Ltd.	14,318	661,814
NTT Data Corp.	66,000	781,437
Obic Co. Ltd.	7,100	555,357
Otsuka Corp.	5,100	429,512

		3,902,046

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	21,049	689,131
Sankyo Co. Ltd.	4,900	158,959
Sega Sammy Holdings, Inc.	19,300	269,667
Shimano, Inc.	7,600	1,087,639
Yamaha Corp.	16,300	671,366

		2,876,762

Machinery 1.5%
Amada Holdings Co. Ltd.	35,600	530,565
Daifuku Co. Ltd.	10,200	689,557
FANUC Corp.	19,900	5,411,585
Hino Motors Ltd.	28,800	382,173
Hitachi Construction Machinery Co. Ltd.	11,500	520,737
Hoshizaki Corp.	5,500	519,607
IHI Corp.	16,500	553,230
JTEKT Corp.	24,900	446,043
Kawasaki Heavy Industries Ltd.	14,620	607,551
Komatsu Ltd.	93,300	3,634,235
Kubota Corp.	109,800	2,248,848
Kurita Water Industries Ltd.	9,000	295,051
Makita Corp.	23,500	1,111,233
MINEBEA MITSUMI, Inc.	39,500	899,204
Mitsubishi Heavy Industries Ltd.	32,720	1,236,155
Nabtesco Corp.	11,700	555,968
NGK Insulators Ltd.	28,600	582,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Machinery (continued)
NSK Ltd.	40,300	$666,001
SMC Corp.	5,700	2,821,218
Sumitomo Heavy Industries Ltd.	12,600	578,262
THK Co. Ltd.	11,400	477,909

		24,767,372

Marine 0.1%
Mitsui OSK Lines Ltd.	12,800	460,978
Nippon Yusen KK*	15,140	381,522

		842,500

Media 0.1%
Dentsu, Inc.	23,361	1,046,210
Hakuhodo DY Holdings, Inc.	21,600	325,567
Toho Co. Ltd.	10,600	359,521

		1,731,298

Metals & Mining 0.4%
Hitachi Metals Ltd.	24,400	333,407
JFE Holdings, Inc.	53,600	1,278,254
Kobe Steel Ltd.	35,200	366,307
Maruichi Steel Tube Ltd.	5,800	175,096
Mitsubishi Materials Corp.	10,500	392,350
Nippon Steel & Sumitomo Metal Corp.	78,906	2,017,857
Sumitomo Metal Mining Co. Ltd.	25,000	1,180,278

		5,743,549

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	11,800	654,659
Isetan Mitsukoshi Holdings Ltd.	35,978	431,269
J Front Retailing Co. Ltd.	23,100	424,160
Marui Group Co. Ltd.	20,400	371,153
Ryohin Keikaku Co. Ltd.	2,500	834,842
Takashimaya Co. Ltd.	30,000	311,882

		3,027,965

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	14,200	534,262
Inpex Corp.	98,900	1,285,940
JXTG Holdings, Inc.	323,317	2,162,621
Showa Shell Sekiyu KK	17,000	240,969

		4,223,792

Paper & Forest Products 0.0%†
Oji Holdings Corp.	81,000	557,647

Personal Products 0.4%
Kao Corp.	50,000	3,484,508
Kose Corp.	3,200	553,119
Pola Orbis Holdings, Inc.	9,600	375,542
Shiseido Co. Ltd.	38,600	1,986,974

		6,400,143

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	215,000	2,816,160
Chugai Pharmaceutical Co. Ltd.	23,200	1,234,535
Daiichi Sankyo Co. Ltd.	59,300	2,001,850
Eisai Co. Ltd.	26,900	1,520,056
Hisamitsu Pharmaceutical Co., Inc.	6,500	448,393
Kyowa Hakko Kirin Co. Ltd.	24,100	474,540
Mitsubishi Tanabe Pharma Corp.	23,700	479,860
Ono Pharmaceutical Co. Ltd.	43,700	1,081,130
Otsuka Holdings Co. Ltd.	39,600	1,751,478
Santen Pharmaceutical Co. Ltd.	35,600	582,941
Shionogi & Co. Ltd.	30,800	1,693,282
Sumitomo Dainippon Pharma Co. Ltd.	17,700	262,356
Taisho Pharmaceutical Holdings Co. Ltd.	3,570	290,438
Takeda Pharmaceutical Co. Ltd.	72,100	4,250,457

		18,887,476

Professional Services 0.2%
Persol Holdings Co. Ltd.	18,400	459,876
Recruit Holdings Co. Ltd.	114,800	2,804,915

		3,264,791

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	247,486
Daito Trust Construction Co. Ltd.	7,200	1,263,990
Daiwa House Industry Co. Ltd.	58,700	2,329,916
Hulic Co. Ltd.	28,800	366,174
Mitsubishi Estate Co. Ltd.	131,000	2,520,383
Mitsui Fudosan Co. Ltd.	91,100	2,398,643
Nomura Real Estate Holdings, Inc.	13,000	312,410
Sumitomo Realty & Development Co. Ltd.	35,000	1,348,022
Tokyo Tatemono Co. Ltd.	22,400	361,324
Tokyu Fudosan Holdings Corp.	48,100	378,988

		11,527,336

Road & Rail 0.9%
Central Japan Railway Co.	14,800	2,811,648
East Japan Railway Co.	34,090	3,402,000
Hankyu Hanshin Holdings, Inc.	25,200	1,018,057
Keikyu Corp.	25,500	503,901
Keio Corp.	12,080	575,551
Keisei Electric Railway Co. Ltd.	13,400	453,643
Kintetsu Group Holdings Co. Ltd.	18,550	734,971
Kyushu Railway Co.	16,700	536,250
Nagoya Railroad Co. Ltd.	19,000	501,495
Nippon Express Co. Ltd.	7,750	558,702
Odakyu Electric Railway Co. Ltd.	29,750	656,930
Tobu Railway Co. Ltd.	19,000	640,689
Tokyu Corp.	55,450	927,749
West Japan Railway Co.	16,100	1,211,475

		14,533,061

Semiconductors & Semiconductor Equipment 0.4%
Disco Corp.	3,000	702,374
Renesas Electronics Corp.*	52,500	620,832
Rohm Co. Ltd.	9,600	1,055,045
SUMCO Corp.	24,300	662,373
Tokyo Electron Ltd.	16,300	3,068,777

		6,109,401

Software 0.5%
Konami Holdings Corp.	8,900	513,040
LINE Corp.*	4,100	184,229
Nexon Co. Ltd.	19,700	654,437
Nintendo Co. Ltd.	11,500	5,064,695
Oracle Corp. Japan	4,100	331,237
Trend Micro, Inc.	12,000	650,658

		7,398,296

Specialty Retail 0.3%
ABC-Mart, Inc.	3,800	247,158
Fast Retailing Co. Ltd.	5,500	2,474,179
Hikari Tsushin, Inc.	2,300	335,371
Nitori Holdings Co. Ltd.	8,500	1,356,154
Shimamura Co. Ltd.	2,400	282,369
USS Co. Ltd.	21,500	481,137
Yamada Denki Co. Ltd.	63,600	376,469

		5,552,837

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	23,700	$609,838
Canon, Inc.	108,100	4,336,472
FUJIFILM Holdings Corp.	42,900	1,655,324
Konica Minolta, Inc.	49,700	497,757
NEC Corp.	26,800	811,828
Ricoh Co. Ltd.	76,400	753,262
Seiko Epson Corp.	28,400	690,501

		9,354,982

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	306,534

Tobacco 0.2%
Japan Tobacco, Inc.	114,500	3,794,111

Trading Companies & Distributors 0.9%
ITOCHU Corp.	155,500	3,059,548
Marubeni Corp.	161,200	1,213,188
MISUMI Group, Inc.	27,800	842,573
Mitsubishi Corp.	155,500	4,366,545
Mitsui & Co. Ltd.	174,300	3,074,647
Sumitomo Corp.	123,700	2,132,064
Toyota Tsusho Corp.	21,200	862,764

		15,551,329

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	3,900	151,023
Kamigumi Co. Ltd.	12,500	275,608

		426,631

Wireless Telecommunication Services 0.9%
KDDI Corp.	183,900	4,655,654
NTT DOCOMO, Inc.	142,100	3,532,071
SoftBank Group Corp.	84,900	7,024,497

		15,212,222

		390,873,157

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,907	1,000,562

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	49,351	861,832

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,043	680,093

Media 0.1%
RTL Group SA	4,240	359,507
SES SA, FDR	37,167	580,200

		939,707

Metals & Mining 0.1%
ArcelorMittal	68,101	2,472,378

		4,954,010

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.	94,000	287,988
Wynn Macau Ltd.	146,400	517,051

		805,039

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	22,841	435,736

NETHERLANDS 4.6%
Banks 0.6%
ABN AMRO Group NV, CVA Reg. S(c)	43,838	1,485,031
ING Groep NV	400,440	7,878,272

		9,363,303

Beverages 0.3%
Heineken Holding NV	11,940	1,266,817
Heineken NV	26,983	3,032,277

		4,299,094

Chemicals 0.3%
Akzo Nobel NV	25,250	2,364,851
Koninklijke DSM NV	18,115	1,872,239

		4,237,090

Construction & Engineering 0.0%†
Boskalis Westminster	9,436	376,432

Diversified Financial Services 0.0%†
EXOR NV	11,133	860,177

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	361,945	1,267,642

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	131,343	2,931,163

Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV	97,949	3,992,374

Insurance 0.2%
Aegon NV	178,277	1,219,536
NN Group NV	31,496	1,486,313

		2,705,849

Media 0.0%†
Altice NV, Class A*(d)	50,179	538,498

Oil, Gas & Consumable Fuels 1.8%
Koninklijke Vopak NV	6,767	305,898
Royal Dutch Shell plc, Class A	464,900	16,257,453
Royal Dutch Shell plc, Class B	384,434	13,643,450

		30,206,801

Professional Services 0.1%
Randstad Holding NV	11,796	833,289
Wolters Kluwer NV	31,040	1,643,223

		2,476,512

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV	40,012	8,114,761
NXP Semiconductors NV*	35,869	4,315,758

		12,430,519

		75,685,454

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	70,995	408,842

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	199,005	526,521

Electric Utilities 0.0%†
Mercury NZ Ltd.	68,910	174,179

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	59,134	580,502

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	32,750	264,198

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	307,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
NEW ZEALAND (continued)
Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	99,568	$490,975

		2,752,900

NORWAY 0.7%
Banks 0.1%
DNB ASA	102,406	2,077,041

Chemicals 0.1%
Yara International ASA	18,226	875,695

Diversified Telecommunication Services 0.1%
Telenor ASA	76,473	1,790,473

Food Products 0.1%
Marine Harvest ASA*	43,856	757,729
Orkla ASA	85,417	889,325

		1,647,054

Insurance 0.0%†
Gjensidige Forsikring ASA	18,987	358,165

Media 0.0%†
Schibsted ASA, Class B	10,371	312,749

Metals & Mining 0.1%
Norsk Hydro ASA	140,216	1,023,237

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	119,757	2,806,064

		10,890,478

PORTUGAL 0.1%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	263,921	927,050

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	26,204	558,352

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	48,173	919,355

		2,404,757

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	164,200	421,353

Airlines 0.0%†
Singapore Airlines Ltd.	56,413	486,006

Banks 0.6%
DBS Group Holdings Ltd.	187,050	3,758,045
Oversea-Chinese Banking Corp. Ltd.	329,589	3,252,092
United Overseas Bank Ltd.	138,762	2,897,781

		9,907,918

Capital Markets 0.0%†
Singapore Exchange Ltd.	83,700	522,627

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	8,426	256,198

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	824,403	2,225,371

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	259,675	546,024
CapitaLand Commercial Trust	256,286	364,820
CapitaLand Mall Trust	267,800	428,774
Suntec REIT	260,800	411,190

		1,750,808

Food Products 0.1%
Golden Agri-Resources Ltd.	737,871	213,295
Wilmar International Ltd.	167,258	407,439

		620,734

Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	640,217	656,867

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	150,700	993,645
Sembcorp Industries Ltd.	103,843	268,149

		1,261,794

Media 0.0%†
Singapore Press Holdings Ltd.	170,700	343,790

Real Estate Management & Development 0.1%
CapitaLand Ltd.	268,045	783,178
City Developments Ltd.	33,499	339,059
UOL Group Ltd.	52,313	364,365

		1,486,602

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	376,678

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	314,228

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	50,781	111,923

		20,742,897

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	66,477	516,604

Health Care Providers & Services 0.0%†
Mediclinic International plc	38,674	327,867

Paper & Forest Products 0.1%
Mondi plc	39,105	1,042,988

		1,887,459

SPAIN 3.3%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	685,155	6,433,785
Banco de Sabadell SA	565,277	1,341,944
Banco Santander SA(d)	1,654,330	12,280,585
Bankia SA	105,322	533,215
Bankinter SA	66,541	764,778
CaixaBank SA	368,632	1,987,900

		23,342,207

Biotechnology 0.1%
Grifols SA	30,913	994,757

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	25,177	1,008,988
Ferrovial SA	51,309	1,176,284

		2,185,272

Diversified Telecommunication Services 0.3%
Telefonica SA	460,959	4,721,257

Electric Utilities 0.4%
Endesa SA	33,153	744,670
Iberdrola SA	590,868	4,812,899
Red Electrica Corp. SA	44,860	950,779

		6,508,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
SPAIN (continued)
Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	24,915	$388,910

Gas Utilities 0.1%
Gas Natural SDG SA	36,643	846,625

Insurance 0.0%†
Mapfre SA	114,197	405,748

IT Services 0.2%
Amadeus IT Group SA	44,993	3,493,190

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	21,065	574,168
Repsol SA	130,830	2,460,898

		3,035,066

Specialty Retail 0.3%
Industria de Diseno Textil SA	113,556	4,071,365

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	72,170	1,748,916
Aena SME SA Reg. S(c)	6,900	1,503,406

		3,252,322

		53,245,067

SWEDEN 2.7%
Banks 0.6%
Nordea Bank AB	307,190	3,792,267
Skandinaviska Enskilda Banken AB, Class A	154,358	1,950,664
Svenska Handelsbanken AB, Class A	158,008	2,299,878
Swedbank AB, Class A	94,135	2,406,957

		10,449,766

Building Products 0.1%
Assa Abloy AB, Class B	104,340	2,311,020

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	33,671	622,145

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	316,947	2,036,638

Construction & Engineering 0.1%
Skanska AB, Class B	35,543	719,913

Diversified Financial Services 0.3%
Industrivarden AB, Class C	18,168	484,045
Investor AB, Class B	47,416	2,318,490
Kinnevik AB, Class B	24,215	883,503
L E Lundbergforetagen AB, Class B	4,331	349,617

		4,035,655

Diversified Telecommunication Services 0.1%
Telia Co. AB	270,459	1,357,841

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	26,272	1,566,351

Food & Staples Retailing 0.0%†
ICA Gruppen AB(d)	7,862	307,139

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	22,588	308,555

Household Durables 0.1%
Electrolux AB Series B	24,933	880,427
Husqvarna AB, Class B	43,383	452,723

		1,333,150

Household Products 0.1%
Essity AB, Class B*	63,762	1,910,769

Machinery 0.8%
Alfa Laval AB	30,336	796,043
Atlas Copco AB, Class A	68,122	3,195,835
Atlas Copco AB, Class B	40,228	1,679,443
Sandvik AB	117,987	2,323,694
SKF AB, Class B	38,403	949,327
Volvo AB, Class B	161,045	3,289,519

		12,233,861

Metals & Mining 0.1%
Boliden AB	28,585	1,037,655

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	18,694	466,157

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	95,378	1,686,875

Tobacco 0.1%
Swedish Match AB	18,633	754,895

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	37,474	468,792

		43,607,177

SWITZERLAND 8.6%
Beverages 0.0%†
Coca-Cola HBC AG*	18,161	610,138

Building Products 0.1%
Geberit AG (Registered)	3,746	1,773,669

Capital Markets 1.0%
Credit Suisse Group AG (Registered)*	246,818	4,764,928
Julius Baer Group Ltd.*	23,712	1,628,848
Partners Group Holding AG	1,851	1,437,609
UBS Group AG (Registered)*	376,767	7,653,523

		15,484,908

Chemicals 0.3%
Clariant AG (Registered)*	24,080	688,453
EMS-Chemie Holding AG (Registered)	883	649,030
Givaudan SA (Registered)	960	2,311,562
Sika AG	218	1,886,284

		5,535,329

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	46,592	2,850,056

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,526	321,703

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,672	1,459,708

Electrical Equipment 0.3%
ABB Ltd. (Registered)	188,930	5,269,099

Food Products 1.8%
Barry Callebaut AG (Registered)*	237	484,878
Chocoladefabriken Lindt & Spruengli AG	106	663,921
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	673,074
Nestle SA (Registered)	320,064	27,625,565

		29,447,438

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	5,470	882,791
Straumann Holding AG (Registered)	996	761,335

		1,644,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Insurance 0.7%
Baloise Holding AG (Registered)	5,226	$855,546
Swiss Life Holding AG (Registered)*	3,434	1,288,494
Swiss Re AG	32,594	3,215,915
Zurich Insurance Group AG	15,754	5,173,490

		10,533,445

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	7,605	2,111,976

Machinery 0.1%
Schindler Holding AG	4,239	1,063,157
Schindler Holding AG (Registered)	2,152	524,150

		1,587,307

Marine 0.1%
Kuehne + Nagel International AG (Registered)	5,522	1,014,123

Metals & Mining 0.4%
Glencore plc*	1,259,290	7,221,372

Pharmaceuticals 2.4%
Novartis AG (Registered)	228,329	20,659,738
Roche Holding AG	72,027	17,735,420
Vifor Pharma AG	5,095	750,190

		39,145,348

Professional Services 0.2%
Adecco Group AG (Registered)*	16,622	1,366,239
SGS SA (Registered)	561	1,507,167

		2,873,406

Real Estate Management & Development 0.1%
Swiss Prime Site AG (Registered)*	7,523	727,109

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	64,112	1,533,929

Specialty Retail 0.0%†
Dufry AG (Registered)*	3,455	537,262

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	53,109	5,091,704
Swatch Group AG (The)	3,147	1,443,086
Swatch Group AG (The) (Registered)	5,834	504,373

		7,039,163

Trading Companies & Distributors 0.1%
Ferguson plc	26,469	2,043,538

		140,764,152

UNITED KINGDOM 15.1%
Aerospace & Defense 0.4%
BAE Systems plc	324,145	2,735,017
Cobham plc*	248,778	462,002
Meggitt plc	77,716	512,372
Rolls-Royce Holdings plc*	173,839	2,152,846

		5,862,237

Air Freight & Logistics 0.0%†
Royal Mail plc	96,681	644,513

Airlines 0.1%
easyJet plc	16,834	396,889
International Consolidated Airlines Group SA	66,483	604,061

		1,000,950

Auto Components 0.1%
GKN plc	172,858	1,038,195

Automobiles 0.2%
Fiat Chrysler Automobiles NV*	111,782	2,680,736

Banks 2.4%
Barclays plc	1,734,180	4,929,172
HSBC Holdings plc	2,065,795	22,039,095
Lloyds Banking Group plc	7,403,490	7,312,891
Royal Bank of Scotland Group plc*	357,075	1,459,545
Standard Chartered plc*	336,658	3,919,553

		39,660,256

Beverages 0.6%
Coca-Cola European Partners plc	22,795	914,527
Diageo plc	259,977	9,355,504

		10,270,031

Capital Markets 0.3%
3i Group plc	94,631	1,252,002
Hargreaves Lansdown plc	25,594	675,089
London Stock Exchange Group plc	32,533	1,814,398
Schroders plc	12,048	636,488
St James’s Place plc	54,871	926,083

		5,304,060

Chemicals 0.1%
Croda International plc	13,717	873,458
Johnson Matthey plc	18,935	930,450

		1,803,908

Commercial Services & Supplies 0.1%
Babcock International Group plc	27,134	264,463
G4S plc	168,356	680,091

		944,554

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	276,063	1,668,253

Diversified Telecommunication Services 0.2%
BT Group plc	877,570	3,182,612

Electric Utilities 0.1%
SSE plc	103,028	1,909,010

Energy Equipment & Services 0.0%†
John Wood Group plc	71,066	653,983

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	104,378	991,300
Hammerson plc	76,092	532,739
Land Securities Group plc	71,478	1,016,926
Segro plc	100,607	830,615

		3,371,580

Food & Staples Retailing 0.2%
J Sainsbury plc	172,939	620,047
Tesco plc	838,640	2,488,941
Wm Morrison Supermarkets plc	230,223	725,695

		3,834,683

Food Products 0.1%
Associated British Foods plc	36,679	1,422,637

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(c)	143,788	412,765
Smith & Nephew plc	86,188	1,553,352

		1,966,117

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	159,319	3,354,301
InterContinental Hotels Group plc	18,789	1,258,682
Merlin Entertainments plc	64,204	299,584
Whitbread plc	19,466	1,072,853

		5,985,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Household Durables 0.2%
Barratt Developments plc	105,443	$876,388
Berkeley Group Holdings plc	13,549	763,292
Persimmon plc	32,709	1,162,111
Taylor Wimpey plc	329,898	893,035

		3,694,826

Household Products 0.4%
Reckitt Benckiser Group plc	68,710	6,637,527

Industrial Conglomerates 0.1%
DCC plc	9,578	1,007,453
Smiths Group plc	41,186	935,213

		1,942,666

Insurance 1.0%
Admiral Group plc	20,747	544,461
Aviva plc	415,438	3,028,443
Direct Line Insurance Group plc	125,147	656,220
Legal & General Group plc	609,542	2,342,579
Old Mutual plc	513,450	1,704,666
Prudential plc	266,219	7,207,622
RSA Insurance Group plc	107,638	947,106

		16,431,097

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S(c)	104,909	536,685

Machinery 0.2%
CNH Industrial NV	103,950	1,532,711
IMI plc	26,645	502,933
Weir Group plc (The)	21,455	673,264

		2,708,908

Media 0.4%
ITV plc	385,761	915,059
Pearson plc	85,822	845,584
Sky plc	105,674	1,589,559
WPP plc	132,307	2,401,343

		5,751,545

Metals & Mining 0.8%
Anglo American plc(d)	139,221	3,379,119
Rio Tinto Ltd.	43,612	2,697,372
Rio Tinto plc	127,055	7,070,276

		13,146,767

Multiline Retail 0.1%
Marks & Spencer Group plc	167,018	714,567
Next plc	15,369	1,111,237

		1,825,804

Multi-Utilities 0.3%
Centrica plc	594,307	1,126,241
National Grid plc	351,379	4,024,729

		5,150,970

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,029,232	14,449,932

Personal Products 1.0%
Unilever NV, CVA	168,167	9,730,023
Unilever plc	129,991	7,357,283

		17,087,306

Pharmaceuticals 1.1%
AstraZeneca plc	130,637	9,052,355
GlaxoSmithKline plc	507,686	9,463,930

		18,516,285

Professional Services 0.5%
Capita plc	73,787	191,003
Experian plc	95,053	2,191,549
Intertek Group plc	16,124	1,150,422
RELX NV	98,843	2,199,151
RELX plc	109,639	2,407,811

		8,139,936

Software 0.2%
Micro Focus International plc	46,036	1,405,745
Sage Group plc (The)	114,511	1,218,763

		2,624,508

Specialty Retail 0.1%
Kingfisher plc	221,515	1,091,383

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	44,642	1,001,562

Tobacco 1.2%
British American Tobacco plc	236,394	16,160,985
Imperial Brands plc	96,742	3,982,401

		20,143,386

Trading Companies & Distributors 0.2%
Ashtead Group plc	51,970	1,553,888
Bunzl plc	33,698	986,241
Travis Perkins plc	27,253	565,369

		3,105,498

Water Utilities 0.1%
Severn Trent plc	25,630	710,892
United Utilities Group plc	66,641	699,473

		1,410,365

Wireless Telecommunication Services 0.5%
Vodafone Group plc	2,750,322	8,771,386

		247,372,077

UNITED STATES 0.4%
Biotechnology 0.3%
Shire plc	92,198	4,317,700

Hotels, Restaurants & Leisure 0.1%
Carnival plc	19,345	1,365,544

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	22,194	742,209

		6,425,453

Total Common Stocks (cost $1,188,983,660)		1,623,060,976

Rights 0.0%†

	Number of Rights	Value
ITALY 0.0%†
Banks 0.0%†
UniCredit SpA, expiring at an exercise price of $16.34 on 2/21/2018*(e)	208,086	1,032

SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring at an exercise price of $0.45 on 2/5/2018*	25,177	13,191

Total Rights (cost $13,703)		14,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(f)(g)	998,205	$998,205

Total Short-Term Investment (cost $998,205)		998,205

Repurchase Agreement 1.0%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $16,587,397, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $16,918,554.(g)	$16,586,798	16,586,798

Total Repurchase Agreement (cost $16,586,798)		16,586,798

Total Investments (cost $1,206,582,366) — 100.3%		1,640,660,202
Liabilities in excess of other assets — (0.3)%		(4,494,463)

NET ASSETS — 100.0%		$1,636,165,739

*	Denotes a non-income producing security.
(a)	Illiquid security (unaudited).
(b)	Value determined using significant unobservable inputs.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $10,675,790 which represents 0.65% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $20,216,580, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $998,205 and $16,586,798, respectively, and by $3,645,839 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 02/15/2018 - 11/15/2045; a total value of $21,230,842.
(e)	Fair valued security.
(f)	Represents 7-day effective yield as of January 31, 2018.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $17,585,003.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S – Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	94	3/2018	EUR	4,201,405	(30,752)
FTSE 100 Index	26	3/2018	GBP	2,756,525	(45,815)
SGX Nikkei 225 Index	26	3/2018	JPY	2,751,351	(69,439)
SPI 200 Index	11	3/2018	AUD	1,325,360	(748)

					(146,754)

At January 31, 2018, the Fund had $579,970 segregated in foreign currency as collateral with the broker for open futures contract.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$21,082,353	$—	$21,082,353
Air Freight & Logistics	—	6,793,870	—	6,793,870
Airlines	—	3,566,948	—	3,566,948
Auto Components	—	24,120,310	—	24,120,310
Automobiles	—	62,313,313	—	62,313,313
Banks	588,322	202,350,907	—	202,939,229
Beverages	—	36,621,691	—	36,621,691
Biotechnology	—	11,888,175	—	11,888,175
Building Products	—	12,712,569	—	12,712,569
Capital Markets	—	43,288,937	—	43,288,937
Chemicals	—	65,105,876	—	65,105,876
Commercial Services & Supplies	—	8,064,756	—	8,064,756
Communications Equipment	—	4,849,788	—	4,849,788
Construction & Engineering	—	15,585,007	—	15,585,007
Construction Materials	—	10,607,147	—	10,607,147
Consumer Finance	—	787,181	—	787,181
Containers & Packaging	—	1,683,325	—	1,683,325
Distributors	—	256,198	—	256,198
Diversified Consumer Services	—	260,619	—	260,619
Diversified Financial Services	—	13,811,524	—	13,811,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$36,487,717	$—	$36,487,717
Electric Utilities	—	26,481,207	—	26,481,207
Electrical Equipment	—	24,911,529	—	24,911,529
Electronic Equipment, Instruments & Components	—	24,787,894	—	24,787,894
Energy Equipment & Services	—	1,515,815	—	1,515,815
Equity Real Estate Investment Trusts (REITs)	—	25,038,323	—	25,038,323
Food & Staples Retailing	—	23,136,023	—	23,136,023
Food Products	—	47,134,431	—	47,134,431
Gas Utilities	—	5,298,160	—	5,298,160
Health Care Equipment & Supplies	—	20,560,751	—	20,560,751
Health Care Providers & Services	—	9,970,177	—	9,970,177
Health Care Technology	—	812,508	—	812,508
Hotels, Restaurants & Leisure	773,148	22,894,908	—	23,668,056
Household Durables	—	20,136,616	—	20,136,616
Household Products	—	13,972,263	—	13,972,263
Independent Power and Renewable Electricity Producers	—	1,374,835	—	1,374,835
Industrial Conglomerates	2,269,932	21,857,355	—	24,127,287
Insurance	—	89,282,404	—	89,282,404
Internet & Direct Marketing Retail	—	2,117,393	—	2,117,393
Internet Software & Services	—	2,841,192	—	2,841,192
IT Services	—	13,242,222	—	13,242,222
Leisure Products	—	2,876,762	—	2,876,762
Life Sciences Tools & Services	—	3,534,278	—	3,534,278
Machinery	—	48,188,795	—	48,188,795
Marine	—	3,762,179	—	3,762,179
Media	—	17,458,736	—	17,458,736
Metals & Mining	—	52,528,008	—	52,528,008
Multiline Retail	—	5,070,182	—	5,070,182
Multi-Utilities	—	15,509,459	—	15,509,459
Oil, Gas & Consumable Fuels	—	84,036,643	—	84,036,643
Paper & Forest Products	—	4,453,163	—	4,453,163
Personal Products	—	30,619,154	—	30,619,154
Pharmaceuticals	1,934,215	113,029,256	—	114,963,471
Professional Services	—	18,996,141	—	18,996,141
Real Estate Management & Development	815,946	30,843,618	—	31,659,564
Road & Rail	—	18,132,737	—	18,132,737
Semiconductors & Semiconductor Equipment	4,315,758	19,473,628	—	23,789,386
Software	1,407,617	23,955,920	—	25,363,537
Specialty Retail	—	12,939,722	—	12,939,722
Technology Hardware, Storage & Peripherals	—	9,354,982	—	9,354,982
Textiles, Apparel & Luxury Goods	—	31,062,107	—	31,062,107
Tobacco	—	24,692,392	—	24,692,392
Trading Companies & Distributors	809,985	22,291,595	—	23,101,580
Transportation Infrastructure	69,454	10,786,188	—	10,855,642
Water Utilities	—	1,410,365	—	1,410,365
Wireless Telecommunication Services	—	25,466,372	—	25,466,372

Total Common Stocks	$12,984,377	$1,610,076,599	$—	$1,623,060,976

Repurchase Agreement	—	16,586,798	—	16,586,798
Rights	13,191	1,032	—	14,223
Short-Term Investment	998,205	—	—	998,205

Total Assets	$13,995,773	$1,626,664,429	$—	$1,640,660,202

Liabilities:
Futures Contracts	(146,754)	—	—	(146,754)

Total Liabilities	$(146,754)	$—	$—	$(146,754)

Total	$13,849,019	$1,626,664,429	$—	$1,640,513,448

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2018, the Fund held one international common stocks investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Liabilities:	Statement of Assets and Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(146,754)

Total		$(146,754)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 98.4%

	Shares	Value
ARGENTINA 0.1%
Construction Materials 0.1%
Loma Negra Cia Industrial Argentina SA, ADR*	33,900	$805,464

AUSTRALIA 4.2%
Chemicals 0.4%
Nufarm Ltd.	407,290	2,612,010

Construction & Engineering 0.0%†
Monadelphous Group Ltd.	21,126	298,478

Containers & Packaging 0.8%
Orora Ltd.	1,726,574	4,533,105

Electric Utilities 0.4%
Spark Infrastructure Group	1,409,994	2,621,799

Hotels, Restaurants & Leisure 0.4%
Domino’s Pizza Enterprises Ltd.	69,716	2,693,863

Insurance 0.4%
AUB Group Ltd.	211,177	2,203,192

Internet Software & Services 0.2%
NEXTDC Ltd.*	230,251	1,056,473

Multiline Retail 0.3%
Myer Holdings Ltd.	3,275,316	1,728,297

Oil, Gas & Consumable Fuels 0.2%
FAR Ltd.*(a)	4,657,559	307,319
Karoon Gas Australia Ltd.*	738,910	767,154

		1,074,473

Software 0.4%
Bravura Solutions Ltd.(a)	1,462,789	2,381,509

Thrifts & Mortgage Finance 0.5%
Genworth Mortgage Insurance Australia Ltd.	1,198,986	2,809,598

Transportation Infrastructure 0.2%
Macquarie Atlas Roads Group	132,674	612,780
Qube Holdings Ltd.	310,581	642,989

		1,255,769

		25,268,566

AUSTRIA 0.7%
Air Freight & Logistics 0.1%
Oesterreichische Post AG	7,707	366,934

Construction Materials 0.1%
Wienerberger AG	28,760	784,236

Electrical Equipment 0.1%
Zumtobel Group AG(a)	73,105	854,566

Semiconductors & Semiconductor Equipment 0.4%
ams AG*	25,029	2,305,369

		4,311,105

BELGIUM 2.9%
Air Freight & Logistics 0.1%
bpost SA	22,025	732,402

Biotechnology 1.3%
Ablynx NV*(a)	59,633	3,247,148
Galapagos NV*	33,485	3,983,869

		7,231,017

Equity Real Estate Investment Trusts (REITs) 0.5%
Warehouses De Pauw CVA	25,236	3,126,113

Food Products 0.7%
Greenyard NV	154,006	4,093,092

Media 0.3%
Telenet Group Holding NV*	25,996	2,000,235

		17,182,859

BRAZIL 0.3%
IT Services 0.2%
Pagseguro Digital Ltd., Class A*	42,500	1,187,450

Water Utilities 0.1%
Cia de Saneamento do Parana*	46,100	840,826

		2,028,276

CANADA 2.0%
Biotechnology 0.1%
Clementia Pharmaceuticals, Inc.*	49,454	791,759

Chemicals 0.2%
EcoSynthetix, Inc.*	513,927	944,289

Energy Equipment & Services 0.3%
McCoy Global, Inc.*	155,244	171,652
Strad Energy Services Ltd.*	1,460,217	1,911,341

		2,082,993

Metals & Mining 0.8%
Arizona Mining, Inc.*	688,820	2,480,872
Lundin Mining Corp.	349,192	2,523,834

		5,004,706

Multi-Utilities 0.5%
Atco Ltd., Class I	78,407	2,835,401

Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd*	146,734	510,587

		12,169,735

CHINA 0.5%
Independent Power and Renewable Electricity Producers 0.3%
China Longyuan Power Group Corp. Ltd., Class H	2,801,245	2,048,629

Semiconductors & Semiconductor Equipment 0.2%
Silergy Corp.	48,740	1,040,226

		3,088,855

COLOMBIA 0.9%
Construction Materials 0.4%
CEMEX Latam Holdings SA*	557,384	2,144,695

Wireless Telecommunication Services 0.5%
Millicom International Cellular SA, SDR	43,294	3,229,198

		5,373,893

DENMARK 0.4%
Biotechnology 0.0%†
Zealand Pharma A/S*(a)	44,852	759,591

Building Products 0.1%
Rockwool International A/S, Class B	1,790	499,877

Construction & Engineering 0.1%
FLSmidth & Co. A/S	9,284	546,944

Machinery 0.1%
Nilfisk Holding A/S*	5,968	346,566

Marine 0.1%
Dfds A/S	7,665	459,278

		2,612,256

FINLAND 1.3%
Chemicals 0.2%
Kemira OYJ	94,654	1,340,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
FINLAND (continued)
Machinery 0.4%
Cargotec OYJ, Class B	30,024	$1,749,805
Konecranes OYJ	14,262	723,545

		2,473,350

Metals & Mining 0.3%
Outokumpu OYJ	200,465	1,718,981

Multiline Retail 0.4%
Tokmanni Group Corp.(a)	256,369	2,402,628

		7,934,994

FRANCE 4.2%
Airlines 0.1%
Air France-KLM*	37,546	583,110

Biotechnology 0.1%
Innate Pharma SA*(a)	97,059	701,797

Building Products 0.1%
Tarkett SA	8,182	319,856

Gas Utilities 0.3%
Rubis SCA	27,518	2,033,746

Health Care Equipment & Supplies 0.7%
BioMerieux	46,822	4,431,828

Household Durables 0.7%
Kaufman & Broad SA	78,262	4,084,568

IT Services 0.3%
Altran Technologies SA	108,577	2,021,238

Media 0.6%
Television Francaise 1	231,891	3,478,708

Road & Rail 0.1%
ALD SA Reg. S*(b)	20,965	369,998

Semiconductors & Semiconductor Equipment 0.2%
SOITEC*	11,845	971,126

Specialty Retail 1.0%
Maisons du Monde SA Reg. S(b)	97,592	4,193,343
SMCP SA Reg. S*(b)	74,619	1,820,676

		6,014,019

		25,009,994

GERMANY 3.6%
Biotechnology 0.1%
Affimed NV*	448,700	605,745

Electrical Equipment 0.2%
SGL Carbon SE*	71,338	1,109,394

Health Care Equipment & Supplies 0.6%
Sartorius AG (Preference)	13,307	1,590,511
STRATEC Biomedical AG(a)	19,760	1,795,067

		3,385,578

Industrial Conglomerates 0.7%
Rheinmetall AG	29,021	4,103,531

Internet Software & Services 0.5%
Delivery Hero AG Reg. S*(b)	74,043	3,176,539

Marine 0.1%
Hapag-Lloyd AG Reg. S*(b)	9,912	411,157

Metals & Mining 0.3%
Salzgitter AG	30,610	1,846,902

Real Estate Management & Development 0.8%
LEG Immobilien AG	19,411	2,187,750
Sirius Real Estate Ltd.	3,688,554	3,116,256

		5,304,006

Semiconductors & Semiconductor Equipment 0.3%
Siltronic AG*	10,945	1,814,655

		21,757,507

GHANA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kosmos Energy Ltd.*	102,295	706,858
Tullow Oil plc*	138,924	394,279

		1,101,137

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	166,303	2,611,960

HONG KONG 2.1%
Containers & Packaging 0.4%
AMVIG Holdings Ltd.	8,859,875	2,329,300

Electronic Equipment, Instruments & Components 0.2%
Tongda Group Holdings Ltd.(a)	4,241,530	957,734

Hotels, Restaurants & Leisure 0.3%
Melco International Development Ltd.	624,000	1,874,035

Internet Software & Services 0.5%
SUNeVision Holdings Ltd.	3,992,936	3,165,128

Marine 0.2%
Pacific Basin Shipping Ltd.*	5,937,381	1,373,116

Real Estate Management & Development 0.3%
Kerry Properties Ltd.	421,673	2,017,606

Wireless Telecommunication Services 0.2%
SmarTone Telecommunications Holdings Ltd.	1,024,830	1,193,504

		12,910,423

INDIA 1.0%
Aerospace & Defense 0.2%
Bharat Electronics Ltd.	532,404	1,416,577

Construction Materials 0.6%
ACC Ltd.	72,195	1,946,348
Ambuja Cements Ltd.	153,970	634,330
Ambuja Cements Ltd., GDR Reg. S	109,717	452,034

		3,032,712

Metals & Mining 0.2%
Vedanta Resources plc	122,360	1,438,006

		5,887,295

INDONESIA 0.2%
Diversified Telecommunication Services 0.2%
Link Net Tbk. PT	3,335,335	1,351,005

IRELAND 5.0%
Building Products 0.3%
Kingspan Group plc	34,005	1,573,586

Containers & Packaging 1.2%
Smurfit Kappa Group plc	202,580	7,109,007

Household Durables 1.4%
Cairn Homes plc*	2,591,732	6,116,919
Glenveagh Properties plc Reg. S*(b)	1,898,522	2,861,697

		8,978,616

Marine 1.0%
Irish Continental Group plc	802,024	5,726,630

Media 0.9%
Tarsus Group plc	1,146,974	5,458,650

Pharmaceuticals 0.2%
Nabriva Therapeutics plc*(a)	168,431	1,089,749

		29,936,238

ISRAEL 0.7%
Biotechnology 0.2%
UroGen Pharma Ltd.*(a)	23,662	1,162,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
ISRAEL (continued)
Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	819,025	$1,352,334

Internet Software & Services 0.1%
Wix.com Ltd.*	10,122	617,948

Pharmaceuticals 0.2%
MediWound Ltd.*	278,647	1,226,047

		4,358,606

ITALY 6.2%
Banks 0.4%
BPER Banca	440,789	2,567,516

Capital Markets 1.2%
Anima Holding SpA Reg. S(b)	467,236	3,919,294
Banca Generali SpA	78,100	2,922,504

		6,841,798

Construction Materials 0.5%
Buzzi Unicem SpA	110,068	3,232,665

Diversified Financial Services 0.9%
Banca Farmafactoring SpA Reg. S*(b)	281,460	2,266,599
Cerved Information Solutions SpA	214,788	3,027,077

		5,293,676

Equity Real Estate Investment Trusts (REITs) 0.5%
Beni Stabili SpA SIIQ	3,304,616	3,057,847

Health Care Equipment & Supplies 1.1%
DiaSorin SpA	69,710	6,743,476

Hotels, Restaurants & Leisure 0.3%
Autogrill SpA	125,602	1,748,239

Machinery 0.4%
Interpump Group SpA	70,752	2,550,143

Textiles, Apparel & Luxury Goods 0.7%
Moncler SpA	69,278	2,281,976
Tod’s SpA	26,456	1,995,280

		4,277,256

Transportation Infrastructure 0.2%
ASTM SpA	9,324	252,833
Enav SpA Reg. S(b)	60,454	316,270
Societa Iniziative Autostradali e Servizi SpA	18,135	341,429

		910,532

		37,223,148

JAPAN 21.2%
Banks 1.7%
Bank of Kyoto Ltd. (The)	65,516	3,695,978
Eighteenth Bank Ltd. (The)	825,000	2,254,344
San-In Godo Bank Ltd. (The)	386,100	4,005,697

		9,956,019

Capital Markets 0.4%
Matsui Securities Co. Ltd.	249,100	2,373,354

Chemicals 1.0%
Daicel Corp.	97,861	1,188,439
JSR Corp.	99,880	2,384,392
Tokyo Ohka Kogyo Co. Ltd.	59,430	2,716,759

		6,289,590

Commercial Services & Supplies 0.3%
Aeon Delight Co. Ltd.	46,519	1,705,458

Construction & Engineering 0.8%
SHO-BOND Holdings Co. Ltd.	56,077	4,521,668

Construction Materials 0.4%
Taiheiyo Cement Corp.	52,509	2,243,260

Electric Utilities 0.5%
Hokkaido Electric Power Co., Inc.	151,035	985,851
Kyushu Electric Power Co., Inc.	177,100	1,943,977

		2,929,828

Electronic Equipment, Instruments & Components 0.2%
Alps Electric Co. Ltd.	23,829	688,097
SMK Corp.	60,610	267,879

		955,976

Food & Staples Retailing 0.0%†
Ain Holdings, Inc.	1,100	67,113

Food Products 2.4%
Ajinomoto Co., Inc.	120,600	2,301,998
Ezaki Glico Co. Ltd.	88,045	4,484,356
Itoham Yonekyu Holdings, Inc.	649,830	5,973,591
Kewpie Corp.	55,700	1,591,308

		14,351,253

Health Care Equipment & Supplies 0.1%
CYBERDYNE, Inc.*	48,500	841,795

Household Durables 0.1%
Token Corp.	5,313	611,849

Internet & Direct Marketing Retail 1.2%
ASKUL Corp.	78,400	2,620,727
Yume No Machi Souzou Iinkai Co. Ltd.(a)	259,800	4,390,322

		7,011,049

IT Services 2.4%
GMO Payment Gateway, Inc.	79,080	6,947,921
Obic Co. Ltd.	63,770	4,988,044
SCSK Corp.	21,091	970,060
Wellnet Corp.	142,090	1,548,974

		14,454,999

Machinery 1.0%
Daifuku Co. Ltd.	25,874	1,749,177
Fuji Machine Manufacturing Co. Ltd.	88,874	1,887,994
Harmonic Drive Systems, Inc.(a)	23,720	1,625,967
Hirata Corp.	8,598	956,735

		6,219,873

Media 1.4%
Hakuhodo DY Holdings, Inc.	255,850	3,856,310
LIFULL Co. Ltd.	40,190	341,703
Nippon Television Holdings, Inc.	242,300	4,265,414

		8,463,427

Metals & Mining 0.3%
Kobe Steel Ltd.	168,800	1,756,610

Multiline Retail 0.4%
H2O Retailing Corp.	124,415	2,525,143

Paper & Forest Products 0.7%
Daio Paper Corp.(a)	327,200	4,466,390

Pharmaceuticals 0.4%
Sawai Pharmaceutical Co. Ltd.	46,655	2,135,600

Professional Services 1.7%
JAC Recruitment Co. Ltd.	129,200	2,717,918
Outsourcing, Inc.	15,800	299,336
Persol Holdings Co. Ltd.	199,790	4,993,404
TechnoPro Holdings, Inc.	44,700	2,454,752

		10,465,410

Real Estate Management & Development 0.5%
Kenedix, Inc.	442,472	2,813,577

Road & Rail 0.3%
Hitachi Transport System Ltd.	10,800	280,849
Nikkon Holdings Co. Ltd.	14,235	387,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Road & Rail (continued)
Sankyu, Inc.	12,300	$575,570
Seino Holdings Co. Ltd.	35,345	588,635

		1,832,511

Semiconductors & Semiconductor Equipment 1.5%
Disco Corp.	10,398	2,434,427
Inter Action Corp.(a)	175,155	1,687,687
Micronics Japan Co. Ltd.	68,245	768,415
SCREEN Holdings Co. Ltd.	20,351	1,781,637
SUMCO Corp.	55,293	1,507,185
Tazmo Co. Ltd.(a)	50,700	945,899

		9,125,250

Software 0.5%
Capcom Co. Ltd.	67,352	2,564,467
PKSHA Technology, Inc.*(a)	4,270	598,759

		3,163,226

Specialty Retail 1.0%
Adastria Co. Ltd.	142,730	3,046,893
United Arrows Ltd.	60,825	2,676,544

		5,723,437

Transportation Infrastructure 0.0%†
Mitsubishi Logistics Corp.	10,900	286,456

		127,290,121

JERSEY 0.2%
Capital Markets 0.2%
Sanne Group plc	114,987	1,210,296

JORDAN 0.2%
Pharmaceuticals 0.2%
Hikma Pharmaceuticals plc	68,104	935,270

KAZAKHSTAN 0.8%
Metals & Mining 0.8%
KAZ Minerals plc*	408,263	4,745,721

LUXEMBOURG 0.2%
Metals & Mining 0.2%
Aperam SA	16,388	974,598
Aperam SA	24	1,427

		976,025

MALAYSIA 0.3%
Electronic Equipment, Instruments & Components 0.3%
Inari Amertron Bhd.	2,117,030	1,792,367

Semiconductors & Semiconductor Equipment 0.0%†
Pentamaster International Ltd. Reg. S*	2,232,627	299,676

		2,092,043

MEXICO 0.6%
Chemicals 0.3%
Alpek SAB de CV	1,272,633	1,836,631

Construction Materials 0.3%
Grupo Cementos de Chihuahua SAB de CV	300,660	1,692,326

		3,528,957

NETHERLANDS 2.0%
Air Freight & Logistics 0.1%
PostNL NV	106,816	532,908

Biotechnology 0.3%
Merus NV*(a)	98,961	1,857,498

Chemicals 0.3%
Corbion NV	59,923	1,961,149

Construction & Engineering 0.0%†
Koninklijke BAM Groep NV(a)	57,794	283,112

IT Services 0.5%
InterXion Holding NV*	50,131	3,145,720

Trading Companies & Distributors 0.8%
IMCD Group NV	65,201	4,352,548

		12,132,935

NEW ZEALAND 1.5%
Airlines 0.1%
Air New Zealand Ltd.	144,495	327,957

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	331,508	3,254,323

Oil, Gas & Consumable Fuels 0.8%
New Zealand Refining Co. Ltd. (The)	1,535,234	2,827,627
Z Energy Ltd.	335,100	1,889,687

		4,717,314

Software 0.1%
Xero Ltd.*(a)	24,909	631,930

		8,931,524

NORWAY 1.9%
Banks 0.4%
SpareBank 1 SMN	210,838	2,389,135

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	45,607	1,319,723

Real Estate Management & Development 0.7%
Entra ASA Reg. S(b)	296,724	4,487,963

Specialty Retail 0.6%
XXL ASA	272,553	3,358,664

		11,555,485

PHILIPPINES 0.8%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc. Reg. S*(b)	13,846,664	1,136,970

Oil, Gas & Consumable Fuels 0.4%
Pilipinas Shell Petroleum Corp.	1,597,402	1,946,207

Transportation Infrastructure 0.2%
International Container Terminal Services, Inc.	675,033	1,492,912

		4,576,089

SINGAPORE 1.5%
Air Freight & Logistics 0.1%
Singapore Post Ltd.	356,940	350,800

Equity Real Estate Investment Trusts (REITs) 0.4%
Keppel REIT	731,813	719,476
Mapletree Industrial Trust	1,079,801	1,745,103

		2,464,579

Real Estate Management & Development 0.3%
City Developments Ltd.	183,073	1,852,966

Semiconductors & Semiconductor Equipment 0.2%
UMS Holdings Ltd.	1,470,200	1,196,966

Trading Companies & Distributors 0.5%
BOC Aviation Ltd. Reg. S(b)	497,865	2,930,298

		8,795,609

SOUTH AFRICA 0.4%
Containers & Packaging 0.4%
Nampak Ltd.*	1,907,898	2,455,345

SOUTH KOREA 1.1%
Aerospace & Defense 0.1%
HizeAero Co. Ltd.*	46,971	337,571

Semiconductors & Semiconductor Equipment 0.2%
Koh Young Technology, Inc.*	12,781	1,124,758

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
SOUTH KOREA (continued)
Software 0.3%
Douzone Bizon Co. Ltd.	34,279	$1,537,819

Textiles, Apparel & Luxury Goods 0.5%
Fila Korea Ltd.*	44,162	3,574,709

		6,574,857

SPAIN 3.2%
Banks 0.8%
Liberbank SA*(a)	4,121,017	2,307,626
Unicaja Banco SA*	1,375,268	2,421,759

		4,729,385

Commercial Services & Supplies 0.8%
Atento SA	533,225	5,198,943

Equity Real Estate Investment Trusts (REITs) 0.5%
Hispania Activos Inmobiliarios SOCIMI SA	147,996	3,095,063

Household Durables 0.7%
Neinor Homes SA Reg. S*(b)	177,365	4,072,760

Machinery 0.1%
Zardoya Otis SA	45,043	514,376

Real Estate Management & Development 0.3%
Aedas Homes SAU Reg. S*(b)	44,600	1,739,017

		19,349,544

SWEDEN 6.3%
Aerospace & Defense 0.1%
Saab AB, Class B	15,965	764,979

Biotechnology 0.2%
BioArctic AB Reg. S*(b)	275,773	980,002

Building Products 0.1%
Nibe Industrier AB, Class B	85,474	832,246

Capital Markets 0.4%
Vostok Emerging Finance Ltd., SDR*	8,486,906	2,317,810

Commercial Services & Supplies 0.0%†
Bravida Holding AB Reg. S(b)	40,566	288,888

Construction & Engineering 0.2%
NCC AB, Class B	18,366	363,868
Peab AB	39,492	338,834
Sweco AB, Class B	16,881	380,921

		1,083,623

Containers & Packaging 0.3%
BillerudKorsnas AB	135,366	2,083,456

Food Products 2.5%
Cloetta AB, Class B	3,475,481	14,357,231

Hotels, Restaurants & Leisure 0.3%
SkiStar AB	96,681	1,972,387

Industrial Conglomerates 0.0%†
Nolato AB, Class B	4,460	300,065

Machinery 0.7%
Trelleborg AB, Class B	153,371	4,094,691

Oil, Gas & Consumable Fuels 0.2%
Lundin Petroleum AB*	42,972	1,071,558

Real Estate Management & Development 1.1%
D Carnegie & Co. AB*	190,209	2,964,736
Fastighets AB Balder, Class B*	145,156	3,869,483

		6,834,219

Trading Companies & Distributors 0.2%
Ahlsell AB Reg. S(b)	72,591	489,355
Indutrade AB	21,485	662,780

		1,152,135

		38,133,290

SWITZERLAND 3.8%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG (Registered)	2,901	480,482

Capital Markets 0.6%
GAM Holding AG*	201,875	3,792,833

Commercial Services & Supplies 0.1%
IWG plc	166,309	627,741

Life Sciences Tools & Services 1.3%
Tecan Group AG (Registered)	36,747	8,141,884

Machinery 1.0%
Bucher Industries AG (Registered)	1,670	765,641
Conzzeta AG (Registered)	341	415,483
OC Oerlikon Corp. AG (Registered)*	195,320	3,486,695
SFS Group AG *	4,338	544,940
VAT Group AG Reg. S*(b)	4,483	715,555

		5,928,314

Software 0.4%
Temenos Group AG (Registered)*	16,439	2,269,113

Trading Companies & Distributors 0.1%
Bossard Holding AG (Registered), Class A	1,269	327,876

Transportation Infrastructure 0.2%
Flughafen Zurich AG (Registered)	4,409	1,122,351

		22,690,594

TAIWAN 4.1%
Auto Components 0.2%
Hota Industrial Manufacturing Co. Ltd.	145,623	610,225
Hu Lane Associate, Inc.	96,845	504,898

		1,115,123

Communications Equipment 0.2%
Advanced Ceramic X Corp.	73,370	948,495

Electrical Equipment 0.4%
Bizlink Holding, Inc.	158,304	1,507,750
Voltronic Power Technology Corp.	41,671	739,144

		2,246,894

Electronic Equipment, Instruments & Components 1.3%
Chroma ATE, Inc.	144,000	820,704
Chunghwa Precision Test Tech Co. Ltd.	18,832	771,685
E Ink Holdings, Inc.	839,035	1,530,687
Elite Material Co. Ltd.	820,156	2,886,031
Kingpak Technology, Inc.	78,755	748,177
Walsin Technology Corp.*	134,890	455,040
Yageo Corp.*	45,850	609,748

		7,822,072

Marine 0.1%
Wan Hai Lines Ltd.	1,251,515	798,824

Semiconductors & Semiconductor Equipment 1.6%
ASPEED Technology, Inc.	41,615	1,093,910
Formosa Sumco Technology Corp.	374,700	1,695,158
Global Unichip Corp.	48,250	595,960
Globalwafers Co. Ltd.	248,377	3,798,100
Land Mark Optoelectronics Corp.	52,594	669,277
Realtek Semiconductor Corp.*	65,925	263,736
Sino-American Silicon Products, Inc.*	595,360	2,076,233

		10,192,374

Technology Hardware, Storage & Peripherals 0.3%
Catcher Technology Co. Ltd.	81,230	933,298
Getac Technology Corp.	411,315	613,535

		1,546,833

		24,670,615

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks (continued)

	Shares	Value
THAILAND 0.6%
Airlines 0.4%
Bangkok Airways PCL	4,227,275	$1,960,923

Marine 0.2%
Precious Shipping PCL*	3,936,803	1,429,298

		3,390,221

UNITED KINGDOM 9.9%
Aerospace & Defense 0.1%
QinetiQ Group plc	126,397	369,577
Ultra Electronics Holdings plc	20,179	437,518

		807,095

Capital Markets 0.9%
Intermediate Capital Group plc	145,511	2,394,236
River & Mercantile Group plc	362,039	1,695,706
Xafinity plc Reg. S	403,018	1,092,296

		5,182,238

Commercial Services & Supplies 0.1%
Aggreko plc	58,623	671,506

Construction & Engineering 0.3%
Balfour Beatty plc	175,460	704,113
Galliford Try plc	19,414	300,765
John Laing Group plc Reg. S(b)	91,725	369,457
Kier Group plc	23,989	358,685

		1,733,020

Electrical Equipment 0.2%
Melrose Industries plc	450,205	1,447,685

Electronic Equipment, Instruments & Components 0.7%
Halma plc	232,769	4,221,595

Hotels, Restaurants & Leisure 0.7%
Restaurant Group plc (The)	1,132,966	4,084,742

Insurance 1.0%
Lancashire Holdings Ltd.	373,055	3,486,535
Sabre Insurance Group plc Reg. S*(b)	737,693	2,828,016

		6,314,551

Internet Software & Services 0.6%
Just Eat plc*	335,827	3,891,286

Machinery 1.2%
Rotork plc	979,614	4,101,900
Spirax-Sarco Engineering plc	40,799	3,288,587

		7,390,487

Media 1.4%
Informa plc	74,128	732,993
ITE Group plc	564,639	1,382,292
UBM plc	480,313	6,191,906

		8,307,191

Multiline Retail 0.7%
B&M European Value Retail SA	753,293	4,439,847

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc*	358,034	1,051,634

Real Estate Management & Development 0.7%
Grainger plc	1,000,553	4,102,114

Road & Rail 0.2%
Firstgroup plc*	321,328	473,852
National Express Group plc	113,276	589,871
Stagecoach Group plc	115,662	248,359

		1,312,082

Software 0.2%
Alfa Financial Software Holdings plc Reg. S*(b)	130,575	953,140

Trading Companies & Distributors 0.2%
Grafton Group plc	57,056	640,755
SIG plc	157,944	364,709

		1,005,464

Transportation Infrastructure 0.2%
BBA Aviation plc	223,994	1,119,134

Water Utilities 0.3%
Severn Trent plc	59,859	1,660,292

		59,695,103

UNITED STATES 0.3%
Biotechnology 0.2%
Nightstar Therapeutics plc, ADR*(a)	88,610	1,260,920

Building Products 0.1%
Reliance Worldwide Corp. Ltd.	97,532	333,626

		1,594,546

URUGUAY 0.6%
Hotels, Restaurants & Leisure 0.6%
Arcos Dorados Holdings, Inc., Class A*	346,967	3,556,412

Total Common Stocks (cost $492,785,482)		591,803,918

Exchange Traded Fund 1.5%

	Shares	Value
UNITED STATES 1.5%
iShares MSCI EAFE Small-Cap ETF	132,817	9,011,633

Total Exchange Traded Fund (cost $9,025,830)		9,011,633

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(c)(d)	1,024,324	1,024,324

Total Short-Term Investment (cost $1,024,324)		1,024,324

Repurchase Agreement 2.8%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $17,021,415, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $17,361,237.(d)	$17,020,800	17,020,800

Total Repurchase Agreement (cost $17,020,800)		17,020,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

Value
Total Investments (cost $519,856,436) — 102.9%	618,860,675
Liabilities in excess of other assets — (2.9)%	(17,433,207)

NET ASSETS — 100.0%	$601,427,468

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $17,233,611, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,024,324 and $17,020,800, respectively, a total value of $18,045,124.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $40,326,994 which represents 6.71% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2018.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $18,045,124.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certification
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1 (a)	Level 2 (b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,326,222	$—	$3,326,222
Air Freight & Logistics	—	2,463,526	—	2,463,526
Airlines	—	2,871,990	—	2,871,990
Auto Components	—	1,115,123	—	1,115,123
Banks	—	19,642,055	—	19,642,055
Biotechnology	5,678,199	9,672,407	—	15,350,606
Building Products	—	3,559,191	—	3,559,191
Capital Markets	—	21,718,329	—	21,718,329
Chemicals	2,780,920	12,202,784	—	14,983,704
Commercial Services & Supplies	5,198,943	3,293,593	—	8,492,536
Communications Equipment	—	948,495	—	948,495
Construction & Engineering	—	8,466,845	—	8,466,845
Construction Materials	5,094,519	9,977,809	—	15,072,328
Containers & Packaging	—	18,510,213	—	18,510,213
Diversified Financial Services	—	5,293,676	—	5,293,676
Diversified Telecommunication Services	—	5,315,299	—	5,315,299
Electric Utilities	—	5,551,627	—	5,551,627
Electrical Equipment	—	5,658,539	—	5,658,539
Electronic Equipment, Instruments & Components	1,792,367	13,957,377	—	15,749,744
Energy Equipment & Services	2,082,993	—	—	2,082,993
Equity Real Estate Investment Trusts (REITs)	—	11,743,602	—	11,743,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide International Small Cap Fund

	Level 1 (a)	Level 2 (b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$—	$67,113	$—	$67,113
Food Products	—	32,801,576	—	32,801,576
Gas Utilities	—	2,033,746	—	2,033,746
Health Care Equipment & Supplies	—	18,657,000	—	18,657,000
Hotels, Restaurants & Leisure	3,556,412	12,373,266	—	15,929,678
Household Durables	—	17,747,793	—	17,747,793
Independent Power and Renewable Electricity Producers	—	2,048,629	—	2,048,629
Industrial Conglomerates	—	4,403,596	—	4,403,596
Insurance	2,828,016	5,689,727	—	8,517,743
Internet & Direct Marketing Retail	—	7,011,049	—	7,011,049
Internet Software & Services	617,948	11,289,426	—	11,907,374
IT Services	4,333,170	16,476,237	—	20,809,407
Life Sciences Tools & Services	—	8,141,884	—	8,141,884
Machinery	—	29,517,800	—	29,517,800
Marine	—	10,198,303	—	10,198,303
Media	1,382,292	26,325,919	—	27,708,211
Metals & Mining	5,979,304	11,507,647	—	17,486,951
Multiline Retail	—	11,095,915	—	11,095,915
Multi-Utilities	2,835,401	—	—	2,835,401
Oil, Gas & Consumable Fuels	1,217,445	11,575,188	—	12,792,633
Paper & Forest Products	—	4,466,390	—	4,466,390
Pharmaceuticals	2,315,796	3,070,870	—	5,386,666
Professional Services	—	10,465,410	—	10,465,410
Real Estate Management & Development	—	29,151,468	—	29,151,468
Road & Rail	—	3,514,591	—	3,514,591
Semiconductors & Semiconductor Equipment	299,676	27,770,724	—	28,070,400
Software	—	10,936,737	—	10,936,737
Specialty Retail	—	15,096,120	—	15,096,120
Technology Hardware, Storage & Peripherals	—	1,546,833	—	1,546,833
Textiles, Apparel & Luxury Goods	—	7,851,965	—	7,851,965
Thrifts & Mortgage Finance	—	2,809,598	—	2,809,598
Trading Companies & Distributors	—	9,768,321	—	9,768,321
Transportation Infrastructure	—	6,187,154	—	6,187,154
Water Utilities	840,826	1,660,292	—	2,501,118
Wireless Telecommunication Services	—	4,422,702	—	4,422,702

Total Common Stocks	$48,834,227	$542,969,691	$—	$591,803,918

Exchange Traded Fund	$9,011,633	$—	$—	$9,011,633
Repurchase Agreement	—	17,020,800	—	17,020,800
Short-Term Investment	1,024,324	—	—	1,024,324

Total	$58,870,184	$559,990,491	$—	$618,860,675

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended January 31, 2018, there were five transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $8,615,606. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At January 31, 2018, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended January 31, 2018, there were three transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $4,251,130. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At January 31, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Investment Companies 98.4%

	Shares	Value
Alternative Assets 8.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	2,146,450	$21,958,181
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	3,882,167	46,896,572
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,124,752	22,161,164

Total Alternative Assets (cost $81,030,682)		91,015,917

Equity Funds 86.6%
Nationwide International Index Fund, Class R6(a)	29,259,036	262,160,961
Nationwide International Small Cap Fund, Class R6(a)	5,562,887	69,647,342
Nationwide Loomis All Cap Growth Fund, Class R6(a)	3,825,169	46,896,572
Nationwide Mid Cap Market Index Fund, Class R6(a)	8,490,620	157,500,993
Nationwide S&P 500 Index Fund, Class R6(a)	21,763,974	371,511,041
Nationwide Small Cap Index Fund, Class R6(a)	5,448,724	78,461,625

Total Equity Funds (cost $813,575,459)		986,178,534

Fixed Income Funds 3.8%
Nationwide Bond Index Fund, Class R6(a)	3,062,939	33,263,512
Nationwide Core Plus Bond Fund, Class R6(a)	1,041,630	10,541,291

Total Fixed Income Funds (cost $44,299,048)		43,804,803

Total Investment Companies (cost $938,905,189)		1,120,999,254

Exchange Traded Fund 1.6%

	Shares	Value
Equity Fund 1.6%
iShares Core MSCI Emerging Markets ETF	294,498	18,093,957

Total Exchange Traded Fund (cost $15,522,976)		18,093,957

Total Investments (cost $954,428,165) — 100.0%		1,139,093,211
Liabilities in excess of other assets — 0.0%†		(337,835)

NET ASSETS — 100.0%		$1,138,755,376

(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 72.0%

	Shares	Value
Alternative Assets 3.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,476,691	$15,106,551
Nationwide Emerging Markets Debt Fund, Class R6(a)	724,716	7,558,789

Total Alternative Assets (cost $22,194,128)		22,665,340

Equity Funds 21.0%
Nationwide International Index Fund, Class R6(a)	5,055,536	45,297,600
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,221,257	22,654,314
Nationwide S&P 500 Index Fund, Class R6(a)	2,653,638	45,297,601
Nationwide Small Cap Index Fund, Class R6(a)	1,049,066	15,106,551
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,869,669	30,157,765

Total Equity Funds (cost $139,840,232)		158,513,831

Fixed Income Funds 48.0%
Nationwide Bond Index Fund, Class R6(a)	13,929,544	151,274,847
Nationwide Core Plus Bond Fund, Class R6(a)	6,731,506	68,122,840
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,879,737	37,749,838
Nationwide Loomis Short Term Bond Fund, Class R6(a)	10,733,758	105,834,858

Total Fixed Income Funds (cost $369,249,477)		362,982,383

Total Investment Companies (cost $531,283,837)		544,161,554

Exchange Traded Funds 4.0%

	Shares	Value
Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	126,354	7,763,190

Total Equity Fund (cost $6,677,268)		7,763,190

Fixed Income Funds 3.0%
iShares 20+ Year Treasury Bond ETF	123,603	15,169,796
iShares iBoxx $ High Yield Corporate Bond ETF	85,197	7,437,698

Total Fixed Income Funds (cost $23,031,453)		22,607,494

Total Exchange Traded Funds (cost $29,708,721)		30,370,684

Investment Contract 24.0%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$181,157,321	181,157,321
Total Investment Contract (cost $181,157,321)		181,157,321

Total Investments (cost $742,149,879) — 100.0%		755,689,559
Liabilities in excess of other assets — 0.0%†		(31,135)

NET ASSETS — 100.0%		$755,658,424

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$30,370,684	$—	$—	$30,370,684
Investment Companies	544,161,554	—	—	544,161,554
Investment Contract	—	—	181,157,321	181,157,321

Total	$574,532,238	$—	$181,157,321	$755,689,559

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$175,791,177	$175,791,177
Purchases*	7,682,259	7,682,259
Sales	(2,316,115)	(2,316,115)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$181,157,321	$181,157,321

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 87.1%

	Shares	Value
Alternative Assets 7.1%
Nationwide Amundi Global High Yield Fund, Class R6(a)	4,125,539	$42,204,262
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	2,432,551	29,385,212
Nationwide Emerging Markets Debt Fund, Class R6(a)	2,729,562	28,469,335

Total Alternative Assets (cost $91,951,065)		100,058,809

Equity Funds 60.4%
Nationwide International Index Fund, Class R6(a)	23,707,059	212,415,251
Nationwide International Small Cap Fund, Class R6(a)	3,474,144	43,496,289
Nationwide Loomis All Cap Growth Fund, Class R6(a)	2,396,836	29,385,212
Nationwide Mid Cap Market Index Fund, Class R6(a)	7,616,631	141,288,507
Nationwide S&P 500 Index Fund, Class R6(a)	19,081,302	325,717,825
Nationwide Small Cap Index Fund, Class R6(a)	3,930,168	56,594,425
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,696,608	43,496,289

Total Equity Funds (cost $720,447,481)		852,393,798

Fixed Income Funds 19.6%
Nationwide Bond Index Fund, Class R6(a)	12,834,513	139,382,810
Nationwide Core Plus Bond Fund, Class R6(a)	6,804,069	68,857,177
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,422,469	13,840,621
Nationwide Loomis Short Term Bond Fund, Class R6(a)	5,591,052	55,127,776

Total Fixed Income Funds (cost $284,430,758)		277,208,384

Total Investment Companies (cost $1,096,829,304)		1,229,660,991

Exchange Traded Funds 2.0%

	Shares	Value
Equity Fund 1.1%
iShares Core MSCI Emerging Markets ETF	241,376	14,830,141

Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond ETF	108,776	13,350,079

Total Exchange Traded Funds (cost $26,436,374)		28,180,220

Investment Contract 10.9%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$153,816,411	153,816,411

Total Investment Contract (cost $153,816,411)		153,816,411
Total Investments (cost $1,277,082,089) — 100.0%		1,411,657,622
Liabilities in excess of other assets — 0.0%†		(699,732)

NET ASSETS — 100.0%		$1,410,957,890

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$28,180,220	$—	$—	$28,180,220
Investment Companies	1,229,660,991	—	—	1,229,660,991
Investment Contract	—	—	153,816,411	153,816,411

Total	$1,257,841,211	$—	$153,816,411	$1,411,657,622

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$152,876,167	$152,876,167
Purchases*	2,464,178	2,464,178
Sales	(1,523,934)	(1,523,934)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$153,816,411	$153,816,411

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderate Fund

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 99.0%

	Shares	Value
Alternative Assets 8.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	5,127,688	$52,456,245
Nationwide Bailard Emerging Markets Equity Fund, Class R6(a)	4,603,997	55,616,285
Nationwide Emerging Markets Debt Fund, Class R6(a)	3,341,753	34,854,488

Total Alternative Assets (cost $130,056,718)		142,927,018

Equity Funds 78.6%
Nationwide International Index Fund, Class R6(a)	39,884,149	357,361,975
Nationwide International Small Cap Fund, Class R6(a)	7,283,250	91,186,290
Nationwide Loomis All Cap Growth Fund, Class R6(a)	4,536,402	55,616,285
Nationwide Mid Cap Market Index Fund, Class R6(a)	11,488,888	213,118,879
Nationwide S&P 500 Index Fund, Class R6(a)	31,389,066	535,811,357
Nationwide Small Cap Index Fund, Class R6(a)	7,395,749	106,498,782
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,294,871	37,016,268

Total Equity Funds (cost $1,139,022,080)		1,396,609,836

Fixed Income Funds 12.4%
Nationwide Bond Index Fund, Class R6(a)	12,520,426	135,971,826
Nationwide Core Plus Bond Fund, Class R6(a)	6,673,289	67,533,683
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,734,348	16,875,202

Total Fixed Income Funds (cost $225,045,840)		220,380,711

Total Investment Companies (cost $1,494,124,638)		1,759,917,565

Exchange Traded Fund 1.0%

	Shares	Value

Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	309,927	19,041,915

Total Exchange Traded Fund (cost $16,336,546)		19,041,915

Total Investments (cost $1,510,461,184) — 100.0%		1,778,959,480
Liabilities in excess of other assets — 0.0%†		(871,801)

NET ASSETS — 100.0%		$1,778,087,679

(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 80.6%

	Shares	Value
Alternative Assets 4.0%
Nationwide Amundi Global High Yield Fund, Class R6(a)	1,420,327	$14,529,946
Nationwide Emerging Markets Debt Fund, Class R6(a)	470,074	4,902,874

Total Alternative Assets (cost $18,959,815)		19,432,820

Equity Funds 40.9%
Nationwide International Index Fund, Class R6(a)	6,454,858	57,835,527
Nationwide International Small Cap Fund, Class R6(a)	394,319	4,936,868
Nationwide Mid Cap Market Index Fund, Class R6(a)	1,562,357	28,981,713
Nationwide S&P 500 Index Fund, Class R6(a)	3,951,580	67,453,466
Nationwide Small Cap Index Fund, Class R6(a)	1,010,750	14,554,806
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,498,620	24,172,744

Total Equity Funds (cost $171,918,889)		197,935,124

Fixed Income Funds 35.7%
Nationwide Bond Index Fund, Class R6(a)	7,935,051	86,174,653
Nationwide Core Plus Bond Fund, Class R6(a)	3,305,989	33,456,612
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,473,726	14,339,355
Nationwide Loomis Short Term Bond Fund, Class R6(a)	3,891,938	38,374,507

Total Fixed Income Funds (cost $176,790,187)		172,345,127

Total Investment Companies (cost $367,668,891)		389,713,071

Exchange Traded Funds 2.0%

	Shares	Value
Equity Fund 1.0%
iShares Core MSCI Emerging Markets ETF	82,478	5,067,448

Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond ETF	38,426	4,716,023

Total Exchange Traded Funds (cost $9,192,563)		9,783,471

Investment Contract 16.9%

	Principal Amount	Value
Nationwide Contract, 2.80%(a)(b)(c)	$81,853,297	81,853,297

Total Investment Contract (cost $81,853,297)		81,853,297

Total Investments (cost $458,714,751) — 99.5%		481,349,839
Other assets in excess of liabilities — 0.5%		2,465,503

NET ASSETS — 100.0%		$483,815,342

(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.
(c)	Value determined using significant unobservable inputs.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$9,783,471	$—	$—	$9,783,471
Investment Companies	389,713,071	—	—	389,713,071
Investment Contract	—	—	81,853,297	81,853,297

Total	$399,496,542	$—	$81,853,297	$481,349,839

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 10/31/2017	$82,833,562	$82,833,562
Purchases*	1,848,600	1,848,600
Sales	(2,828,865)	(2,828,865)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$81,853,297	$81,853,297

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.80%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Large Cap Equity Fund

(formerly, Nationwide HighMark Large Cap Core Equity Fund)

Common Stocks 99.4%

	Shares	Value
Aerospace & Defense 3.3%
United Technologies Corp.	17,018	$2,348,654

Airlines 0.9%
United Continental Holdings, Inc.*	9,516	645,375

Auto Components 3.4%
BorgWarner, Inc.	25,354	1,426,416
Goodyear Tire & Rubber Co. (The)	28,445	990,455

		2,416,871

Automobiles 1.4%
Ford Motor Co.	91,873	1,007,847

Banks 10.5%
Citigroup, Inc.	37,482	2,941,587
First Republic Bank	9,905	886,993
JPMorgan Chase & Co.	20,473	2,368,112
PNC Financial Services Group, Inc. (The)	7,851	1,240,615

		7,437,307

Beverages 3.4%
Molson Coors Brewing Co., Class B	10,685	897,754
PepsiCo, Inc.	12,398	1,491,479

		2,389,233

Biotechnology 0.5%
Gilead Sciences, Inc.	4,137	346,681

Capital Markets 3.2%
Franklin Resources, Inc.	15,795	669,866
Morgan Stanley	28,213	1,595,445

		2,265,311

Chemicals 3.8%
Axalta Coating Systems Ltd.*	28,366	893,529
Eastman Chemical Co.	7,149	709,038
Praxair, Inc.	6,503	1,050,169

		2,652,736

Communications Equipment 1.7%
Juniper Networks, Inc.	45,948	1,201,540

Consumer Finance 3.7%
Discover Financial Services	32,640	2,604,672

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B*	5,814	1,246,405

Health Care Equipment & Supplies 6.6%
Abbott Laboratories	48,092	2,989,399
Medtronic plc	19,012	1,632,940

		4,622,339

Health Care Providers & Services 2.6%
Aetna, Inc.	9,768	1,824,858

Household Products 4.6%
Kimberly-Clark Corp.	13,175	1,541,475
Procter & Gamble Co. (The)	19,377	1,673,010

		3,214,485

Industrial Conglomerates 1.3%
Honeywell International, Inc.	5,564	888,404

Insurance 9.0%
Brighthouse Financial, Inc.*	11,066	711,101
Hartford Financial Services Group, Inc. (The)	20,807	1,222,620
Loews Corp.	21,611	1,116,208
Marsh & McLennan Cos., Inc.	14,490	1,210,205
MetLife, Inc.	42,815	2,058,117

		6,318,251

Internet Software & Services 3.3%
Alphabet, Inc., Class A*	1,980	2,340,796

IT Services 1.5%
Worldpay, Inc.*	13,540	1,087,397

Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	6,613	1,482,039

Machinery 2.0%
Parker-Hannifin Corp.	6,900	1,389,798

Media 6.5%
Charter Communications, Inc., Class A*	3,636	1,371,681
Comcast Corp., Class A	33,958	1,444,234
TEGNA, Inc.	23,622	341,810
Twenty-First Century Fox, Inc., Class B	9,493	346,400
Walt Disney Co. (The)	9,706	1,054,751

		4,558,876

Oil, Gas & Consumable Fuels 3.6%
Cimarex Energy Co.	14,435	1,619,607
Devon Energy Corp.	22,521	931,694

		2,551,301

Personal Products 0.9%
Coty, Inc., Class A	32,500	637,325

Pharmaceuticals 2.4%
Pfizer, Inc.	46,299	1,714,915

Professional Services 1.3%
Verisk Analytics, Inc.*	9,006	901,050

Software 3.4%
Microsoft Corp.	25,447	2,417,719

Specialty Retail 2.3%
TJX Cos., Inc. (The)	20,366	1,635,797

Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	10,348	1,732,566

Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.	31,212	677,925
VF Corp.	17,635	1,430,904

		2,108,829

Tobacco 2.9%
Philip Morris International, Inc.	19,412	2,081,549

Total Investments (cost $60,827,774) — 99.4%		70,070,926
Other assets in excess of liabilities — 0.6%		397,241

NET ASSETS — 100.0%		$70,468,167

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Large Cap Equity Fund

(formerly, Nationwide HighMark Large Cap Core Equity Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

Common Stocks 99.0%

	Shares	Value
Air Freight & Logistics 4.8%
Expeditors International of Washington, Inc.	121,741	$7,907,078
United Parcel Service, Inc., Class B	21,184	2,697,147

		10,604,225

Beverages 7.0%
Coca-Cola Co. (The)	77,809	3,702,930
Monster Beverage Corp.*	175,296	11,960,446

		15,663,376

Biotechnology 3.3%
Amgen, Inc.	14,174	2,637,073
Regeneron Pharmaceuticals, Inc.*	13,163	4,826,214

		7,463,287

Capital Markets 7.5%
FactSet Research Systems, Inc.	19,719	3,957,406
MSCI, Inc.	33,972	4,729,922
SEI Investments Co.	108,259	8,135,664

		16,822,992

Communications Equipment 4.7%
Cisco Systems, Inc.	254,091	10,554,940

Consumer Finance 1.2%
American Express Co.	27,003	2,684,098

Energy Equipment & Services 3.1%
Schlumberger Ltd.	93,939	6,912,032

Food Products 2.4%
Danone SA, ADR-FR	311,103	5,347,861

Health Care Equipment & Supplies 3.0%
Varian Medical Systems, Inc.*	52,533	6,697,957

Health Care Technology 1.6%
Cerner Corp.*	51,308	3,546,922

Hotels, Restaurants & Leisure 4.8%
Yum Brands, Inc.	38,055	3,219,073
Yum China Holdings, Inc.	161,701	7,501,309

		10,720,382

Household Products 1.5%
Procter & Gamble Co. (The)	38,210	3,299,051

Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc.*	11,519	16,712,802

Internet Software & Services 17.5%
Alibaba Group Holding Ltd., ADR-CN*	72,730	14,858,012
Alphabet, Inc., Class A*	4,751	5,616,727
Alphabet, Inc., Class C*	4,825	5,644,961
Facebook, Inc., Class A*	69,552	12,998,573

		39,118,273

IT Services 5.2%
Automatic Data Processing, Inc.	15,971	1,974,494
Visa, Inc., Class A	77,438	9,620,123

		11,594,617

Machinery 2.9%
Deere & Co.	38,852	6,465,750

Metals & Mining 0.5%
Compass Minerals International, Inc.(a)	15,617	1,138,479

Pharmaceuticals 5.2%
Merck & Co., Inc.	21,747	1,288,510
Novartis AG, ADR-CH	36,784	3,312,767
Novo Nordisk A/S, ADR-DK	126,907	7,043,338

		11,644,615

Semiconductors & Semiconductor Equipment 2.9%
QUALCOMM, Inc.	93,037	6,349,775

Software 10.6%
Autodesk, Inc.*	69,727	8,061,836
Microsoft Corp.	47,131	4,477,916
Oracle Corp.	215,546	11,120,018

		23,659,770

Textiles, Apparel & Luxury Goods 1.8%
Under Armour, Inc., Class A*(a)	290,917	4,032,110

Total Common Stocks (cost $187,541,750)		221,033,314

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)(c)	293,595	293,595

Total Short-Term Investment (cost $293,595)		293,595

Repurchase Agreement 2.2%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $4,878,733, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $4,976,134. (c)	$4,878,557	4,878,557

Total Repurchase Agreement (cost $4,878,557)		4,878,557

Total Investments (cost $192,713,902) — 101.3%		226,205,466
Liabilities in excess of other assets — (1.3)%		(2,838,991)

NET ASSETS — 100.0%		$223,366,475

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $4,959,961, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $293,595 and $4,878,557, respectively, a total value of $5,172,152.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $5,172,152.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis All Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$221,033,314	$—	$—	$221,033,314
Repurchase Agreement	—	4,878,557	—	4,878,557
Short-Term Investment	293,595	—	—	293,595

Total	$221,326,909	$4,878,557	$—	$226,205,466

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Asset-Backed Securities 11.4%

	Principal Amount	Value
Airlines 0.7%
Air Canada Pass-Through Trust, Series 2017-1, Class A, 3.55%, 1/15/2030(a)	$345,000	$340,537
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	1,730,850	1,808,479
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	1,475,472	1,517,376

		3,666,392

Automobiles 6.5%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/2019	1,926,567	1,924,208
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.87%, 8/18/2021	4,210,000	4,186,991
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	750,000	741,827
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023(a)	235,000	235,017
Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.86%, 3/16/2020	3,320,000	3,318,566
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	800,000	799,998
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 2/15/2020	2,079,497	2,074,938
Series 2018-1, Class A, 3.19%, 7/15/2031(a)	1,900,000	1,899,333
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3, 1.18%, 1/15/2021	2,905,000	2,872,072
Series 2017-B, Class A3, 1.75%, 10/15/2021	5,700,000	5,634,947
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63%, 7/15/2022	1,235,000	1,232,925
Toyota Auto Receivables Owner Trust Series 2016-D, Class A3, 1.23%, 10/15/2020	4,600,000	4,552,904
Series 2017-D, Class A3, 1.93%, 1/18/2022	6,175,000	6,114,794
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	1,505,000	1,503,762

		37,092,282

Credit Card 3.2%
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.04%, 5/15/2023	8,750,000	8,645,955
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/2023	9,250,000	9,330,404

		17,976,359

Other 0.9%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	1,710,000	1,695,835
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	755,000	754,868
Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 9/20/2021(a)	2,925,000	2,906,510

		5,357,213

Student Loan 0.1%
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.95%, 2/25/2042(a)	700,000	694,111

Total Asset-Backed Securities (cost $65,191,426)		64,786,357

Collateralized Mortgage Obligations 9.9%

	Principal Amount	Value
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.73%, 3/25/2047(a)(b)(c)	604,755	607,400
FHLMC REMICS Series 1666, Class J, 6.25%, 1/15/2024	319,271	338,323
Series 4087, Class FA, 2.01%, 5/15/2039(b)	1,744,166	1,739,127
Series 3747, Class CY, 4.50%, 10/15/2040	1,000,000	1,081,046
Series 3934, Class KB, 5.00%, 10/15/2041	1,000,000	1,114,073
Series 4030, Class BE, 4.00%, 4/15/2042	2,511,000	2,611,869
FNMA REMICS Series 2010-92, Class B, 4.50%, 8/25/2030	1,500,000	1,630,193
Series 2017-82, Class FG, 1.81%, 11/25/2032(b)	24,339,393	24,359,847
Series 2004-37, Class AL, 4.50%, 6/25/2034	1,100,000	1,188,474
Series 2016-32, Class SA, IO, 4.54%, 10/25/2034(b)	16,028,923	2,242,208
Series 2013-18, Class FB, 1.91%, 10/25/2041(b)	2,427,505	2,431,973
Series 2016-40, Class GA, 3.52%, 7/25/2046(b)	1,331,413	1,392,919
GNMA REMICS Series 2009-61, Class ZQ, 6.00%, 8/16/2039	2,723,196	3,517,712
Series 2012-H20, Class PT, 2.30%, 7/20/2062(b)	1,005,484	1,015,163
Series 2017-H22, Class FD, 1.58%, 11/20/2067(b)	5,326,528	5,309,794
Series 2017-H25, Class FD, 1.53%, 12/20/2067(b)	5,384,197	5,361,014
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.72%, 12/25/2033(b)	217,225	219,203

Total Collateralized Mortgage Obligations (cost $56,742,232)		56,160,338

Commercial Mortgage-Backed Securities 5.8%

	Principal Amount	Value
COMM Mortgage Trust Series 2013-CR6, Class A4, 3.10%, 3/10/2046	4,450,000	4,458,544
Series 2013-CR8, Class A1, 1.02%, 6/10/2046	372,163	371,551
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/2047	4,139,865	4,336,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.15%, 8/5/2034(a)	$2,015,000	$2,008,087
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.16%, 8/15/2046(b)	1,130,000	1,189,946
SCG Trust, Series 2013-SRP1, Class A, 3.21%, 11/15/2026(a)(b)	1,115,000	1,116,418
Starwood Retail Property Trust, Series 2014-STAR, Class A, 2.78%, 11/15/2027(a)(b)	688,450	688,029
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	8,355,000	8,406,713
Series 2013-C6, Class A4, 3.24%, 4/10/2046	4,440,000	4,489,859
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,505,000	1,584,550
WFRBS Commercial Mortgage Trust Series 2014-C19, Class A5, 4.10%, 3/15/2047	3,490,000	3,666,511
Series 2014-C20, Class A1, 1.28%, 5/15/2047	344,676	343,939

Total Commercial Mortgage-Backed Securities (cost $33,134,570)		32,660,917

Corporate Bonds 43.8%

	Principal Amount	Value
Aerospace & Defense 0.4%
United Technologies Corp., 4.50%, 6/1/2042	2,155,000	2,336,854

Airlines 0.4%
Southwest Airlines Co., 3.45%, 11/16/2027	2,165,000	2,139,869

Automobiles 1.3%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	2,185,000	2,111,685
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	3,750,000	3,697,483
General Motors Co., 3.50%, 10/2/2018	1,765,000	1,779,302

		7,588,470

Banks 11.2%
ABN AMRO Bank NV, 2.65%, 1/19/2021(a)	3,640,000	3,620,544
ANZ New Zealand Int’l Ltd., 3.45%, 1/21/2028(a)	1,755,000	1,723,724
Bank of Montreal, 2.35%, 9/11/2022	3,080,000	2,992,193
Bank of Nova Scotia (The), 2.50%, 1/8/2021	2,500,000	2,480,704
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/2022(a)	3,010,000	2,959,444
BNP Paribas SA, 3.38%, 1/9/2025(a)	2,180,000	2,155,039
Branch Banking & Trust Co., 2.25%, 6/1/2020	3,100,000	3,076,046
Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.72%),
3.14%, 1/24/2023(d)	2,560,000	2,560,499
Citizens Bank NA, 2.25%, 3/2/2020	2,155,000	2,134,869
Commonwealth Bank of Australia, 3.15%, 9/19/2027(a)	2,155,000	2,077,415
Cooperatieve Rabobank UA, 1.38%, 8/9/2019	3,250,000	3,195,479
2.75%, 1/10/2023	2,500,000	2,469,025
First Republic Bank, 2.38%, 6/17/2019	2,850,000	2,837,590
KeyBank NA, 2.25%, 3/16/2020	2,000,000	1,984,685
Royal Bank of Canada, 2.13%, 3/2/2020	3,080,000	3,054,377
Santander Holdings USA, Inc., 3.70%, 3/28/2022(a)	3,080,000	3,110,979
Santander UK plc, 2.50%, 1/5/2021	1,735,000	1,721,634
Sumitomo Mitsui Banking Corp., 2.51%, 1/17/2020	3,070,000	3,062,830
Sumitomo Mitsui Financial Group, Inc., 2.78%, 7/12/2022	2,155,000	2,117,605
Toronto-Dominion Bank (The), 2.55%, 1/25/2021	3,095,000	3,082,854
UniCredit SpA, 3.75%, 4/12/2022(a)	2,155,000	2,174,515
Wells Fargo & Co., 2.63%, 7/22/2022	4,605,000	4,523,977
Westpac Banking Corp., 2.75%, 1/11/2023	2,160,000	2,125,275
3.40%, 1/25/2028	2,165,000	2,132,267

		63,373,569

Capital Markets 3.8%
Bank of New York Mellon Corp. (The), 2.05%, 5/3/2021	3,550,000	3,471,571
Deutsche Bank AG, 3.15%, 1/22/2021	2,140,000	2,136,561
3.30%, 11/16/2022	2,990,000	2,954,063
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,155,000	2,117,516
Lehman Brothers Holdings, Inc. , 5.63%, 1/24/2013*	4,000,000	166,000
Morgan Stanley, (ICE LIBOR USD 3 Month + 1.14%),
3.77%, 1/24/2029(d)	2,165,000	2,179,683
(ICE LIBOR USD 3 Month + 1.46%),
3.97%, 7/22/2038(d)	2,155,000	2,195,380
Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%),
3.37%, 5/8/2032(d)	2,155,000	2,102,511
State Street Corp., (ICE LIBOR USD 3 Month + 0.64%),
2.65%, 5/15/2023(d)	2,155,000	2,126,574
UBS AG, 2.45%, 12/1/2020(a)	2,425,000	2,404,361

		21,854,220

Chemicals 0.4%
Methanex Corp., 5.65%, 12/1/2044	2,155,000	2,223,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Construction Materials 0.5%
Martin Marietta Materials, Inc., (ICE LIBOR USD 3 Month + 0.50%),
2.13%, 12/20/2019(d)	$3,040,000	$3,050,778

Consumer Finance 2.5%
AerCap Ireland Capital DAC, 3.50%, 1/15/2025	2,145,000	2,091,560
American Express Co., 2.20%, 10/30/2020	3,075,000	3,033,175
Caterpillar Financial Services Corp., 2.55%, 11/29/2022	1,380,000	1,356,971
Ford Motor Credit Co. LLC, 2.98%, 8/3/2022	2,155,000	2,107,924
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%),
2.69%, 1/5/2023(d)	2,840,000	2,854,008
Synchrony Financial, 3.95%, 12/1/2027	2,175,000	2,136,756
Toyota Motor Credit Corp., 2.70%, 1/11/2023	610,000	605,122

		14,185,516

Diversified Financial Services 1.4%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	2,155,000	2,216,324
Mitsubishi UFJ Lease & Finance Co. Ltd., 2.65%, 9/19/2022(a)	2,155,000	2,098,084
ORIX Corp., 3.25%, 12/4/2024	1,510,000	1,480,165
Voya Financial, Inc., 3.13%, 7/15/2024	2,155,000	2,101,974

		7,896,547

Electric Utilities 1.4%
American Electric Power Co., Inc., 3.20%, 11/13/2027	2,155,000	2,089,730
Duke Energy Corp., 3.15%, 8/15/2027	2,155,000	2,084,076
Entergy Texas, Inc., 3.45%, 12/1/2027	1,550,000	1,536,978
Pacific Gas & Electric Co., 3.30%, 12/1/2027(a)	2,170,000	2,080,883

		7,791,667

Energy Equipment & Services 0.3%
Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047(a)	440,000	434,901
Schlumberger Finance Canada Ltd., 2.65%, 11/20/2022(a)	1,080,000	1,064,859

		1,499,760

Equity Real Estate Investment Trusts (REITs) 1.6%
AvalonBay Communities, Inc., 2.95%, 5/11/2026	2,225,000	2,142,699
Boston Properties LP, 4.13%, 5/15/2021	2,960,000	3,074,259
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	2,155,000	2,112,788
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	1,035,000	992,524
4.75%, 1/15/2028	1,125,000	1,095,539

		9,417,809

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022(a)	2,155,000	2,108,568

Food Products 1.0%
JM Smucker Co. (The), 3.38%, 12/15/2027	1,655,000	1,624,032
Kellogg Co., 3.40%, 11/15/2027	1,565,000	1,523,385
Kraft Heinz Foods Co., (ICE LIBOR USD 3 Month + 0.57%), 1.98%, 2/10/2021(d)	2,750,000	2,757,844

		5,905,261

Health Care Equipment & Supplies 1.2%
Abbott Laboratories, 2.90%, 11/30/2021	2,155,000	2,148,248
Becton Dickinson and Co., 2.13%, 6/6/2019	4,500,000	4,471,828

		6,620,076

Health Care Providers & Services 1.1%
Express Scripts Holding Co., 4.75%, 11/15/2021	4,275,000	4,519,143
3.00%, 7/15/2023	925,000	906,025
Humana, Inc., 2.50%, 12/15/2020	1,055,000	1,047,486

		6,472,654

Hotels, Restaurants & Leisure 0.4%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	2,170,000	2,162,584

Household Durables 0.4%
DR Horton, Inc., 2.55%, 12/1/2020	2,155,000	2,142,003

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	2,155,000	2,240,200

Insurance 2.0%
American Financial Group, Inc., 3.50%, 8/15/2026	2,155,000	2,097,268
American International Group, Inc., 2.30%, 7/16/2019	1,500,000	1,495,000
3.30%, 3/1/2021	1,560,000	1,576,725
Athene Holding Ltd., 4.13%, 1/12/2028	1,845,000	1,820,826
Brighthouse Financial, Inc., 3.70%, 6/22/2027(a)	2,155,000	2,070,243
4.70%, 6/22/2047(a)	2,155,000	2,126,515

		11,186,577

Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc., 5.20%, 12/3/2025	1,165,000	1,311,035
Expedia, Inc., 3.80%, 2/15/2028	1,580,000	1,506,139

		2,817,174

IT Services 0.4%
IBM Credit LLC, 2.20%, 9/8/2022	2,155,000	2,092,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Media 2.0%
Charter Communications Operating LLC, 5.38%, 5/1/2047	$2,155,000	$2,225,644
Cox Communications, Inc., 3.15%, 8/15/2024(a)	2,155,000	2,106,985
Discovery Communications LLC, 5.20%, 9/20/2047	2,155,000	2,206,412
Time Warner Cable LLC, 8.25%, 4/1/2019	2,000,000	2,128,179
Viacom, Inc., 6.88%, 4/30/2036	2,155,000	2,549,657

		11,216,877

Multi-Utilities 1.4%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	5,000,000	5,169,549
3.25%, 4/15/2028(a)	970,000	954,676
NiSource, Inc., 3.95%, 3/30/2048	2,155,000	2,145,892

		8,270,117

Oil, Gas & Consumable Fuels 3.7%
Cenovus Energy, Inc., 4.25%, 4/15/2027	2,460,000	2,441,115
Concho Resources, Inc., 4.88%, 10/1/2047	2,155,000	2,347,436
Enbridge Energy Partners LP, 4.38%, 10/15/2020	5,100,000	5,291,225
EQT Corp., 3.90%, 10/1/2027	2,155,000	2,110,437
Kinder Morgan, Inc., 7.80%, 8/1/2031	3,200,000	4,082,301
Petroleos Mexicanos, 6.38%, 2/4/2021	2,165,000	2,350,107
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 6/15/2018	2,500,000	2,533,675

		21,156,296

Real Estate Management & Development 0.2%
American Homes 4 Rent LP, 4.25%, 2/15/2028	1,060,000	1,054,085

Software 0.1%
Oracle Corp., 2.95%, 11/15/2024	555,000	548,783

Specialty Retail 0.4%
AutoNation, Inc., 3.50%, 11/15/2024	2,155,000	2,098,249

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc., 3.75%, 9/12/2047	2,155,000	2,143,610
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	3,080,000	3,222,743
HP, Inc., 4.38%, 9/15/2021	2,750,000	2,872,752
Seagate HDD Cayman, 4.88%, 3/1/2024(a)	2,155,000	2,185,248
Xerox Corp., 3.63%, 3/15/2023	2,155,000	2,127,275

		12,551,628

Trading Companies & Distributors 0.8%
Air Lease Corp., 2.63%, 9/4/2018	2,400,000	2,405,125
2.50%, 3/1/2021	1,990,000	1,966,818

		4,371,943

Total Corporate Bonds (cost $252,635,847)		248,373,654

Foreign Government Securities 1.1%

	Principal Amount	Value
CANADA 0.2%
Province of Saskatchewan, 9.38%, 12/15/2020	1,000,000	1,180,256

CHILE 0.4%
Republic of Chile , 3.24%, 2/6/2028	2,290,000	2,279,695

ISRAEL 0.1%
Israel Government Bond, 3.25%, 1/17/2028	355,000	351,450

MEXICO 0.4%
United Mexican States, 3.75%, 1/11/2028	2,175,000	2,133,675

Total Foreign Government Securities (cost $5,819,225)		5,945,076

Mortgage-Backed Securities 16.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G07924, 3.50%, 1/1/2045	5,568,347	5,651,578
FNMA Pool
Pool# 292234 8.00%, 8/1/2024	976	978
Pool# 293495 8.00%, 9/1/2024	157	157
Pool# 303300 8.50%, 5/1/2025	4,709	5,091
Pool# 342718 6.50%, 5/1/2026	40,814	45,219
Pool# 250764 7.50%, 12/1/2026	43,178	47,535
Pool# 402854 6.00%, 12/1/2027	7,728	8,592
Pool# 251497 6.00%, 12/1/2027	358	398
Pool# 415652 6.50%, 3/1/2028	3,873	4,291
Pool# 432037 6.00%, 7/1/2028	56,527	62,844
Pool# 437979 6.00%, 8/1/2028	11,752	13,065
Pool# 446099 6.00%, 10/1/2028	7,359	8,182
Pool# 450653 6.00%, 12/1/2028	60,042	66,752
Pool# 440738 6.00%, 12/1/2028	58,051	65,080

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 453865 6.00%, 12/1/2028	$40,303	$44,807
Pool# 252212 6.50%, 1/1/2029	101,142	113,004
Pool# 504076 6.50%, 6/1/2029	47,552	53,010
Pool# 484939 6.50%, 6/1/2029	10,666	11,817
Pool# 252570 6.50%, 7/1/2029	43,410	48,602
Pool# 506638 6.50%, 8/1/2029	19,212	21,285
Pool# 535300 6.50%, 5/1/2030	51,103	57,016
Pool# 539932 7.00%, 5/1/2030	6,646	6,669
Pool# AN3476 4.03%, 11/1/2031	4,142,184	4,450,833
Pool# 725027 5.00%, 11/1/2033	708,766	767,299
Pool# 725205 5.00%, 3/1/2034	239,335	258,791
Pool# AM6492 3.76%, 8/1/2034	2,386,812	2,463,500
Pool# AB8610 3.00%, 3/1/2043	3,559,593	3,508,506
Pool# AL5080 3.00%, 6/1/2043	9,848,278	9,710,901
Pool# AL8256 3.00%, 8/1/2043	6,247,740	6,173,255
Pool# AL7259 3.00%, 9/1/2043	7,824,216	7,731,073
Pool# BD2446 3.00%, 1/1/2047	15,555,001	15,256,016
Pool# AS8650 3.00%, 1/1/2047	9,230,000	9,052,589
FNMA TBA 3.00%, 5/25/2044	13,740,000	13,463,262
GNMA I Pool
Pool# 348637 7.50%, 5/15/2023	13,652	14,359
Pool# 354696 6.50%, 12/15/2023	8,010	8,863
Pool# 369270 6.50%, 12/15/2023	2,349	2,600
Pool# 368677 7.50%, 1/15/2024	12,371	13,082
Pool# 359986 7.50%, 1/15/2024	649	651
Pool# 362734 7.50%, 1/15/2024	279	282
Pool# 371909 6.50%, 2/15/2024	23,262	25,741
Pool# 392055 7.00%, 4/15/2024	6,214	6,226
Pool# 442138 8.00%, 11/15/2026	41,054	44,604
Pool# 439463 8.00%, 12/15/2026	14,279	15,274
Pool# 399109 7.50%, 2/15/2027	11,103	11,995
Pool# 435777 7.50%, 2/15/2027	3,196	3,228
Pool# 445661 7.50%, 7/15/2027	3,352	3,419
Pool# 443887 7.50%, 8/15/2027	5,669	5,786
Pool# 455381 7.50%, 8/15/2027	4,289	4,633
Pool# 450591 7.50%, 8/15/2027	800	823
Pool# 453295 7.50%, 8/15/2027	447	463
Pool# 446699 6.00%, 8/15/2028	24,205	26,924
Pool# 482748 6.00%, 9/15/2028	37,245	41,429
Pool# 460906 6.00%, 9/15/2028	11,028	12,267
Pool# 476969 6.50%, 1/15/2029	31,163	34,483
Pool# 781029 6.50%, 5/15/2029	121,669	137,016
Pool# 503106 6.50%, 6/15/2029	12,379	13,698
GNMA II Pool
Pool# 767673 4.62%, 4/20/2064(b)	1,449,523	1,545,645
Pool# BA7614 4.54%, 5/20/2067(b)	1,006,665	1,075,446
Pool# BC3943 4.44%, 6/20/2067(b)	4,019,961	4,312,519
Pool# BB0088 4.70%, 7/20/2067(b)	4,126,265	4,504,622

Total Mortgage-Backed Securities (cost $93,060,199)		91,038,075

Municipal Bond 0.8%

	Principal Amount	Value
California 0.8%
California State, GO, 6.20%, 10/1/2019	4,000,000	4,254,640

Total Municipal Bond (cost $4,148,959)		4,254,640

U.S. Treasury Obligations 9.8%

	Principal Amount	Value
U.S. Treasury Bonds 4.25%, 5/15/2039	6,550,000	7,996,373
4.38%, 11/15/2039	3,450,000	4,289,724
3.63%, 8/15/2043	24,300,000	27,375,469
2.75%, 11/15/2047	14,170,000	13,630,876
U.S. Treasury Notes, 2.13%, 12/31/2022	2,470,000	2,423,977

Total U.S. Treasury Obligations (cost $56,598,034)		55,716,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

Short-Term Investments 2.1%

	Principal Amount	Value
U.S. Government Agency Securities 2.1%
FHLB 0.00%, 2/13/2018(e)	11,260,000	11,255,125
0.00%, 5/2/2018(e)	650,000	647,611

Total Short-Term Investments (cost $11,902,897)		11,902,736

Total Investments (cost $579,233,389) — 100.8%		570,838,212
Liabilities in excess of other assets — (0.8)%		(4,287,213)

NET ASSETS — 100.0%		$566,550,999

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $59,257,883 which represents 10.46% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(c)	Value determined using significant unobservable inputs.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$64,786,357	$—	$64,786,357
Collateralized Mortgage Obligations	—	55,552,938	607,400	56,160,338
Commercial Mortgage-Backed Securities	—	32,660,917	—	32,660,917
Corporate Bonds	—	248,373,654	—	248,373,654
Foreign Government Securities	—	5,945,076	—	5,945,076
Mortgage-Backed Securities	—	91,038,075	—	91,038,075
Municipal Bond	—	4,254,640	—	4,254,640
Short-Term Investments	—	11,902,736	—	11,902,736
U.S. Treasury Obligations	—	55,716,419	—	55,716,419

Total	$—	$570,230,812	$607,400	$570,838,212

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Core Bond Fund (formerly, Nationwide HighMark Bond Fund)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligation	Total
Balance as of 10/31/2017	$—	$—
Accrued Accretion/(Amortization)	(21)	(21)
Realized Gains (Losses)	(14)	(14)
Change in Unrealized Appreciation/Depreciation	(5,649)	(5,649)
Purchases*	614,128	614,128
Sales	(1,044)	(1,044)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/2018	$607,400	$607,400

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2018	$(5,649)	$(5,649)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Asset-Backed Securities 14.2%

	Principal Amount	Value

Airlines 0.4%
Delta Air Lines Pass-Through Trust, Series 2011-1, Class A, 5.30%, 4/15/2019	$1,207,973	$1,242,280

Automobiles 8.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.97%, 3/20/2024(a)	400,000	395,641
CarMax Auto Owner Trust Series 2014-3, Class A3, 1.16%, 6/17/2019	155,637	155,588
Series 2018-1, Class A3, 2.48%, 11/15/2022	900,000	897,583
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 12/15/2023(a)	120,000	120,009
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/2022(a)	410,000	409,999
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33%, 12/15/2019	3,065,775	3,057,757
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 4/15/2021	3,000,000	2,962,790
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 1/15/2021	3,125,000	3,100,399
Series 2017-B, Class A3, 1.75%, 10/15/2021	4,600,000	4,547,500
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63%, 7/15/2022	630,000	628,941
Toyota Auto Receivables Owner Trust Series 2016-D, Class A3, 1.23%, 10/15/2020	4,800,000	4,750,856
Series 2017-A, Class A3, 1.73%, 2/16/2021	3,500,000	3,476,912
United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/2020(a)	1,535,000	1,534,920
Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	765,000	764,371

		26,803,266

Credit Card 4.6%
American Express Credit Account Master Trust Series 2017-3, Class A, 1.77%, 11/15/2022	4,675,000	4,611,975
Series 2017-6, Class A, 2.04%, 5/15/2023	2,100,000	2,075,029
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 7/15/2022	4,000,000	3,910,304
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1.00%, 1/21/2025(b)	3,700,000	3,700,000

		14,297,308

Other 0.4%
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	890,000	882,628
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	415,000	414,927

		1,297,555

Student Loan 0.3%
SoFi Professional Loan Program LLC, Series 2018-A, Class A1, 1.91%, 2/25/2042(a)(b)	970,000	971,104

Total Asset-Backed Securities (cost $44,970,523)		44,611,513

Collateralized Mortgage Obligations 4.5%

	Principal Amount	Value
FHLMC REMICS Series 3755, Class AL, 1.50%, 11/15/2020	45,116	44,583
Series 3645, Class EH, 3.00%, 12/15/2020	12,331	12,375
Series 3852, Class EA, 4.50%, 12/15/2021	26,061	26,449
Series 4060, Class EA, 1.75%, 6/15/2022	260,661	255,546
Series 2611, Class HD, 5.00%, 5/15/2023	134,045	140,229
Series 3585, Class LA, 3.50%, 10/15/2024	38,250	38,822
Series 3609, Class LE, 3.00%, 12/15/2024	18,016	18,076
Series 3718, Class BC, 2.00%, 2/15/2025	84,690	84,086
Series 3721, Class PE, 3.50%, 9/15/2040	145,887	148,816
FNMA REMICS Series 2003-3, Class BC, 5.00%, 2/25/2018	26	26
Series 2011-69, Class AC, 2.00%, 5/25/2018	254	253
Series 2010-95, Class BK, 1.50%, 2/25/2020	44,847	44,576
Series 2012-99, Class TC, 1.50%, 9/25/2022	340,550	334,206
Series 2012-100, Class WA, 1.50%, 9/25/2027	394,256	374,185
Series 2012-93, Class DP, 1.50%, 9/25/2027	382,578	367,505
Series 2010-66, Class QA, 4.50%, 8/25/2039	22,189	22,526
GNMA REMICS Series 2004-76, Class QA, 4.00%, 1/20/2034	56,862	57,385
Series 2009-66, Class LG, 2.25%, 5/16/2039	32,860	32,731
Series 2009-104, Class KE, 2.50%, 8/16/2039	70,495	69,318
Series 2010-4, Class JC, 3.00%, 8/16/2039	53,253	53,610
Series 2009-88, Class QE, 3.00%, 9/16/2039	204,667	206,425
Series 2011-39, Class NE, 3.50%, 9/16/2039	163,696	166,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
GNMA REMICS (continued)
Series 2011-H23, Class HA, 3.00%, 12/20/2061	$796,879	$799,340
Series 2017-H14, Class FK, 1.82%, 5/20/2067(b)	1,872,990	1,869,931
Series 2017-H24, Class FJ, 1.63%, 10/20/2067(b)	4,640,412	4,623,351
Series 2017-H25, Class FD, 1.53%, 12/20/2067(b)	4,129,190	4,111,411
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.72%, 12/25/2033(b)	75,204	75,889

Total Collateralized Mortgage Obligations (cost $14,091,475)		13,977,761

Commercial Mortgage-Backed Securities 1.7%

	Principal Amount	Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/2047	586	585
COMM Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 6/10/2046	531,950	531,076
FNMA ACES REMICS, Series 2012-M8, Class A1, 1.54%, 5/25/2022	29,177	28,686
GNMA REMICS, Series 2011-20, Class A, 1.88%, 4/16/2032	14,407	14,391
SCG Trust, Series 2013-SRP1, Class A, 3.21%, 11/15/2026(a)(b)	520,000	520,661
Starwood Retail Property Trust, Series 2014-STAR, Class A, 2.78%, 11/15/2027(a)(b)	353,529	353,312
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,440,000	2,455,103
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/2046(b)	1,015,000	1,068,650
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 5/15/2047	238,570	238,060

Total Commercial Mortgage-Backed Securities (cost $5,278,266)		5,210,524

Corporate Bonds 68.3%

	Principal Amount	Value
Aerospace & Defense 0.5%
United Technologies Corp., 1.90%, 5/4/2020	1,735,000	1,711,040

Airlines 0.5%
Delta Air Lines, Inc., 2.60%, 12/4/2020	1,620,000	1,606,392

Automobiles 2.6%
BMW US Capital LLC, 1.85%, 9/15/2021(a)	1,300,000	1,256,380
Daimler Finance North America LLC, 1.75%, 10/30/2019(a)	2,500,000	2,464,989
General Motors Co., 3.50%, 10/2/2018	895,000	902,252
Hyundai Capital America, 2.55%, 4/3/2020(a)	1,670,000	1,649,163
Nissan Motor Acceptance Corp., 2.15%, 9/28/2020(a)	1,735,000	1,711,060

		7,983,844

Banks 20.4%
ANZ New Zealand Int’l Ltd., 2.75%, 1/22/2021(a)	1,560,000	1,553,810
Bank of America NA, 1.65%, 3/26/2018	2,000,000	2,000,000
BB&T Corp., 2.45%, 1/15/2020	3,750,000	3,744,669
BNP Paribas SA, 3.38%, 1/9/2025(a)	1,100,000	1,087,405
Canadian Imperial Bank of Commerce, 2.10%, 10/5/2020	1,670,000	1,648,609
2.70%, 2/2/2021	1,570,000	1,566,971
Capital One Bank USA NA, 2.25%, 2/13/2019	3,320,000	3,315,946
Citibank NA, 2.10%, 6/12/2020	500,000	493,940
Citigroup, Inc., 1.75%, 5/1/2018	5,500,000	5,496,468
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	1,300,000	1,300,253
Citizens Bank NA, 2.20%, 5/26/2020	2,250,000	2,222,203
Cooperatieve Rabobank UA, 1.38%, 8/9/2019	3,500,000	3,441,285
Fifth Third Bank, 1.45%, 2/28/2018	3,250,000	3,248,686
JPMorgan Chase & Co., 4.25%, 10/15/2020	5,000,000	5,209,677
KeyCorp, 2.30%, 12/13/2018	3,500,000	3,503,512
Mitsubishi UFJ Financial Group, Inc., 2.67%, 7/25/2022	1,235,000	1,207,178
National Bank of Canada, 2.15%, 6/12/2020	2,000,000	1,979,179
PNC Bank NA, 2.25%, 7/2/2019	3,300,000	3,290,266
Royal Bank of Canada, 1.50%, 7/29/2019	4,750,000	4,688,285
Santander Holdings USA, Inc., 3.70%, 3/28/2022(a)	1,800,000	1,818,105
Santander UK plc, 2.50%, 1/5/2021	880,000	873,220
Societe Generale SA, 3.25%, 1/12/2022(a)	1,770,000	1,767,910
SunTrust Bank, 2.25%, 1/31/2020	1,735,000	1,726,281
(ICE LIBOR USD 3 Month + 0.30%),
2.59%, 1/29/2021(c)	1,545,000	1,543,965
Toronto-Dominion Bank (The), 1.45%, 8/13/2019	2,000,000	1,971,159
2.55%, 1/25/2021	1,570,000	1,563,838
Westpac Banking Corp., 2.65%, 1/25/2021	1,445,000	1,440,730

		63,703,550

Beverages 2.7%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	4,000,000	3,985,521
Constellation Brands, Inc., 2.25%, 11/6/2020	1,635,000	1,611,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value

Beverages (continued)
Molson Coors Brewing Co., 2.25%, 3/15/2020	$2,970,000	$2,941,040

		8,538,434

Biotechnology 1.8%
AbbVie, Inc., 1.80%, 5/14/2018	4,125,000	4,124,306
Amgen, Inc., 2.20%, 5/11/2020	1,665,000	1,651,473

		5,775,779

Building Products 0.0%†
American Woodmark Corp., 4.88%, 3/15/2026(a)	95,000	95,000

Capital Markets 3.2%
Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.63%),
2.66%, 5/16/2023(c)	1,770,000	1,747,309
Deutsche Bank AG, 2.70%, 7/13/2020	1,575,000	1,561,457
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.82%),
2.88%, 10/31/2022(c)	1,670,000	1,648,327
Lehman Brothers Holdings, Inc., 5.63%, 1/24/2013*	500,000	20,750
Morgan Stanley, (ICE LIBOR USD 3 Month + 0.55%),
2.29%, 2/10/2021(c)	1,555,000	1,559,713
State Street Corp., 1.95%, 5/19/2021	1,700,000	1,659,200
UBS AG, 2.20%, 6/8/2020(a)	1,770,000	1,751,208

		9,947,964

Chemicals 0.8%
Dow Chemical Co. (The), 8.55%, 5/15/2019	2,300,000	2,475,439

Consumer Finance 5.9%
American Express Credit Corp., 1.88%, 5/3/2019	1,500,000	1,490,950
American Honda Finance Corp., 2.00%, 2/14/2020	1,670,000	1,654,218
Caterpillar Financial Services Corp., 1.90%, 3/22/2019	3,995,000	3,976,631
Ford Motor Credit Co. LLC, 1.90%, 8/12/2019	3,345,000	3,303,965
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%),
2.69%, 1/5/2023(c)	1,445,000	1,452,128
Navient Corp., 6.63%, 7/26/2021	1,080,000	1,147,500
PACCAR Financial Corp., 1.65%, 2/25/2019	2,500,000	2,485,837
1.20%, 8/12/2019	1,500,000	1,473,451
Springleaf Finance Corp., 5.25%, 12/15/2019	1,120,000	1,153,600
Toyota Motor Credit Corp., 2.70%, 1/11/2023	310,000	307,521

		18,445,801

Containers & Packaging 0.1%
Crown Americas LLC, 4.75%, 2/1/2026(a)	415,000	417,075

Diversified Financial Services 0.6%
Shell International Finance BV, 1.38%, 9/12/2019	2,000,000	1,969,215

Electric Utilities 3.0%
American Electric Power Co., Inc., 2.15%, 11/13/2020	1,635,000	1,615,100
Edison International, 2.13%, 4/15/2020	1,735,000	1,712,009
Georgia Power Co., Series C, 2.00%, 9/8/2020	1,800,000	1,777,714
Korea Southern Power Co. Ltd., 3.00%, 1/29/2021(a)	1,270,000	1,269,175
MidAmerican Energy Co., 2.40%, 3/15/2019	3,160,000	3,162,362

		9,536,360

Energy Equipment & Services 0.2%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/2022(a)	585,000	576,799

Equity Real Estate Investment Trusts (REITs) 1.2%
Digital Realty Trust LP, 2.75%, 2/1/2023	1,235,000	1,209,163
iStar, Inc., 4.63%, 9/15/2020	1,235,000	1,250,437
Simon Property Group LP, 2.63%, 6/15/2022	1,165,000	1,147,450

		3,607,050

Food & Staples Retailing 1.3%
CVS Health Corp., 2.80%, 7/20/2020	1,570,000	1,567,763
Kroger Co. (The), 1.50%, 9/30/2019	2,430,000	2,389,186

		3,956,949

Food Products 0.9%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%),
2.20%, 10/9/2020(c)	200,000	200,312
Kraft Heinz Foods Co., (ICE LIBOR USD 3 Month + 0.57%),
1.98%, 2/10/2021(c)	2,510,000	2,517,159

		2,717,471

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co., 2.13%, 6/6/2019	2,410,000	2,394,912
Hologic, Inc., 4.38%, 10/15/2025(a)	660,000	660,000

		3,054,912

Health Care Providers & Services 1.5%
Express Scripts Holding Co., 4.75%, 11/15/2021	1,665,000	1,760,087
Humana, Inc., 2.50%, 12/15/2020	545,000	541,118
McKesson Corp., 2.28%, 3/15/2019	2,510,000	2,504,901

		4,806,106

Hotels, Restaurants & Leisure 0.5%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,460,000	1,455,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Corporate Bonds (continued)

	Principal Amount	Value
Household Durables 0.4%
DR Horton, Inc., 2.55%, 12/1/2020	$1,170,000	$1,162,944

Insurance 2.6%
American International Group, Inc., 2.30%, 7/16/2019	2,500,000	2,491,666
Berkshire Hathaway Finance Corp., 1.70%, 3/15/2019	4,000,000	3,979,408
Metropolitan Life Global Funding I, 2.05%, 6/12/2020(a)	1,770,000	1,747,078

		8,218,152

Internet Software & Services 0.5%
eBay, Inc., 2.15%, 6/5/2020	1,670,000	1,651,418

IT Services 0.9%
DXC Technology Co., 2.88%, 3/27/2020	1,700,000	1,700,541
IBM Credit LLC, 2.20%, 9/8/2022	1,235,000	1,199,173

		2,899,714

Leisure Products 0.1%
Mattel, Inc., 6.75%, 12/31/2025(a)	290,000	294,350

Media 1.8%
Discovery Communications LLC, 2.95%, 3/20/2023	1,235,000	1,207,007
DISH DBS Corp., 5.88%, 7/15/2022	925,000	920,375
Time Warner Cable LLC, 8.25%, 4/1/2019	1,445,000	1,537,609
Walt Disney Co. (The), 1.95%, 3/4/2020	2,000,000	1,984,351

		5,649,342

Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc., 3.63%, 2/1/2021(a)	795,000	795,994
4.75%, 3/15/2025(a)	940,000	928,250

		1,724,244

Oil, Gas & Consumable Fuels 5.8%
Chevron Corp., 1.56%, 5/16/2019	4,250,000	4,213,527
Diamondback Energy, Inc., 5.38%, 5/31/2025(a)	1,125,000	1,168,594
Enbridge Energy Partners LP, 4.38%, 10/15/2020	2,285,000	2,370,676
Enterprise Products Operating LLC, 1.65%, 5/7/2018	2,250,000	2,248,496
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	1,580,000	1,584,186
Kinder Morgan, Inc., 7.25%, 6/1/2018	1,250,000	1,271,479
Magellan Midstream Partners LP, 6.55%, 7/15/2019	2,200,000	2,317,193
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 6/15/2018	3,000,000	3,040,410

		18,214,561

Pharmaceuticals 2.7%
Bristol-Myers Squibb Co., 1.60%, 2/27/2019	2,500,000	2,485,378
Mylan NV, 2.50%, 6/7/2019	1,250,000	1,245,185
Pfizer, Inc., 1.45%, 6/3/2019	2,250,000	2,225,585
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	2,535,000	2,502,109

		8,458,257

Semiconductors & Semiconductor Equipment 1.1%
QUALCOMM, Inc., 2.10%, 5/20/2020	3,475,000	3,442,132

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc., 1.90%, 2/7/2020	1,635,000	1,621,588
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	2,650,000	2,662,100

		4,283,688

Tobacco 0.6%
BAT Capital Corp., 2.76%, 8/15/2022(a)	1,770,000	1,738,572

Trading Companies & Distributors 1.0%
Air Lease Corp., 2.63%, 9/4/2018	3,000,000	3,006,407

Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc., 4.50%, 2/1/2026	375,000	376,875

Total Corporate Bonds (cost $215,236,911)		213,500,847

Foreign Government Security 0.5%

	Principal Amount	Value
JAPAN 0.5%
Japan Bank for International Cooperation, 2.13%, 11/16/2020	1,636,000	1,609,475

Total Foreign Government Security (cost $1,630,728)		1,609,475

Mortgage-Backed Securities 7.0%

	Principal Amount	Value
FHLMC Gold Pool
Pool# E01311 5.50%, 2/1/2018	195	195
Pool# E01488 5.00%, 10/1/2018	7,105	7,217
Pool# E01497 5.50%, 11/1/2018	350	353
Pool# G11712 4.50%, 7/1/2020	74,974	76,217
Pool# G18065 5.00%, 7/1/2020	9,119	9,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G11723 5.50%, 7/1/2020	$20,777	$21,316
Pool# G14780 2.50%, 7/1/2023	1,824,124	1,810,950
Pool# G14899 3.00%, 11/1/2023	380,689	384,009
Pool# G13746 4.50%, 1/1/2025	193,701	202,073
Pool# J11719 4.00%, 2/1/2025	65,317	67,445
Pool# G13888 5.00%, 6/1/2025	60,860	63,667
Pool# J12635 4.00%, 7/1/2025	185,613	192,146
Pool# J12604 4.00%, 7/1/2025	184,315	190,591
Pool# G13908 4.00%, 10/1/2025	43,738	45,183
Pool# J19197 3.00%, 5/1/2027	493,005	495,552
Pool# G18437 3.00%, 6/1/2027	588,495	591,536
Pool# C00748 6.00%, 4/1/2029	15,146	17,051
Pool# C01418 5.50%, 10/1/2032	89,249	98,179
Pool# G01740 5.50%, 12/1/2034	48,737	53,706
Pool# G04342 6.00%, 4/1/2038	61,804	69,558
FHLMC Non Gold Pool
Pool# 972136 3.55%, 1/1/2034(b)	115,531	121,569
Pool# 848191 3.39%, 12/1/2034(b)	441,892	464,242
FNMA Pool
Pool# 555384 5.50%, 4/1/2018	35	35
Pool# 555918 5.50%, 10/1/2018	25	25
Pool# 735930 5.50%, 12/1/2018	460	462
Pool# AB4251 2.50%, 1/1/2022	86,243	85,578
Pool# AQ6703 2.50%, 11/1/2022	1,213,713	1,209,425
Pool# AL3620 2.50%, 5/1/2023	4,285,685	4,270,509
Pool# 981257 5.00%, 5/1/2023	95,785	98,153
Pool# MA1519 3.00%, 7/1/2023	1,577,388	1,589,339
Pool# MA1577 2.50%, 9/1/2023	1,343,934	1,339,164
Pool# AL5434 2.50%, 3/1/2024	1,801,250	1,794,883
Pool# MA1892 3.00%, 5/1/2024	3,841,177	3,876,204
Pool# 931892 4.50%, 9/1/2024	637,185	664,230
Pool# AL0802 4.50%, 4/1/2025	161,381	168,232
Pool# 255894 5.00%, 10/1/2025	72,444	77,362
Pool# AB2518 4.00%, 3/1/2026	108,420	112,886
Pool# AB4998 3.00%, 4/1/2027	870,512	877,468
Pool# MA1174 3.00%, 9/1/2027	127,213	128,229
Pool# 190307 8.00%, 6/1/2030	1,206	1,429
Pool# 253516 8.00%, 11/1/2030	958	1,137
Pool# 725773 5.50%, 9/1/2034	106,659	117,327
Pool# 815323 3.13%, 1/1/2035(b)	126,679	131,166
Pool# 811773 5.50%, 1/1/2035	99,795	109,850
GNMA I Pool
Pool# 723371, 4.50%, 11/15/2024	162,443	171,435
GNMA II Pool
Pool# 5080, 4.00%, 6/20/2026	143,442	148,914

Total Mortgage-Backed Securities (cost $22,296,266)		21,955,547

U.S. Treasury Obligation 3.0%

	Principal Amount	Value
U.S. Treasury Notes, 1.75%, 11/15/2020	9,495,002	9,361,479

Total U.S. Treasury Obligation (cost $9,452,239)		9,361,479

Total Investments (cost $312,956,408) — 99.2%		310,227,146
Other assets in excess of liabilities — 0.8%		2,513,674

NET ASSETS — 100.0%		$312,740,820

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $31,118,489 which represents 9.95% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Loomis Short Term Bond Fund (formerly, Nationwide HighMark Short Term Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 98.7%

	Shares	Value
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	30,607	$3,999,111
Esterline Technologies Corp.*	18,306	1,346,406
KLX, Inc.*	35,672	2,520,583
Orbital ATK, Inc.	40,009	5,277,187
Teledyne Technologies, Inc.*	24,578	4,692,432

		17,835,719

Airlines 0.4%
JetBlue Airways Corp.*	222,459	4,640,495

Auto Components 1.0%
Cooper Tire & Rubber Co.	35,578	1,391,100
Dana, Inc.	100,517	3,316,056
Delphi Technologies plc*	61,700	3,407,691
Gentex Corp.	196,991	4,664,747

		12,779,594

Automobiles 0.4%
Thor Industries, Inc.	33,992	4,645,347

Banks 8.6%
Associated Banc-Corp.	104,836	2,594,691
BancorpSouth Bank	58,316	1,956,502
Bank of Hawaii Corp.	29,439	2,463,161
Bank of the Ozarks, Inc.	84,237	4,207,638
Cathay General Bancorp	52,697	2,304,967
Chemical Financial Corp.	49,362	2,883,234
Commerce Bancshares, Inc.	65,082	3,807,948
Cullen/Frost Bankers, Inc.	39,864	4,241,928
East West Bancorp, Inc.	100,238	6,606,687
First Horizon National Corp.	225,137	4,471,221
FNB Corp.	224,380	3,219,853
Fulton Financial Corp.	121,545	2,212,119
Hancock Holding Co.	59,074	3,172,274
Home BancShares, Inc.	109,676	2,633,321
International Bancshares Corp.	37,618	1,561,147
MB Financial, Inc.	58,150	2,487,657
PacWest Bancorp	89,441	4,689,392
Pinnacle Financial Partners, Inc.	51,158	3,238,301
Prosperity Bancshares, Inc.	48,190	3,652,802
Signature Bank*	37,235	5,734,190
Sterling Bancorp	155,814	3,856,396
SVB Financial Group*	36,582	9,019,292
Synovus Financial Corp.	82,847	4,174,660
TCF Financial Corp.	119,270	2,558,342
Texas Capital Bancshares, Inc.*	34,422	3,263,206
Trustmark Corp.	47,093	1,497,086
UMB Financial Corp.	30,450	2,319,681
Umpqua Holdings Corp.	152,764	3,307,341
United Bankshares, Inc.	72,849	2,680,843
Valley National Bancorp	183,606	2,307,927
Webster Financial Corp.	63,856	3,615,527
Wintrust Financial Corp.	38,759	3,329,398

		110,068,732

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	6,012	1,141,378

Biotechnology 0.9%
Bioverativ, Inc.*	75,034	7,733,004
United Therapeutics Corp.*	29,974	3,866,646

		11,599,650

Building Products 0.4%
Lennox International, Inc.	26,077	5,682,439

Capital Markets 3.6%
Eaton Vance Corp.	81,910	4,734,398
FactSet Research Systems, Inc.	27,127	5,444,118
Federated Investors, Inc., Class B	65,791	2,281,632
Interactive Brokers Group, Inc., Class A	49,495	3,167,185
Janus Henderson Group plc	125,126	4,927,462
Legg Mason, Inc.	59,319	2,528,176
MarketAxess Holdings, Inc.	26,072	5,115,587
MSCI, Inc.	62,467	8,697,280
SEI Investments Co.	90,659	6,813,024
Stifel Financial Corp.	47,498	3,207,065

		46,915,927

Chemicals 2.9%
Ashland Global Holdings, Inc.	43,088	3,127,758
Cabot Corp.	42,971	2,906,559
Chemours Co. (The)	128,438	6,629,970
Minerals Technologies, Inc.	24,528	1,843,279
NewMarket Corp.	6,410	2,548,552
Olin Corp.	115,324	4,299,279
PolyOne Corp.	56,053	2,436,063
RPM International, Inc.	92,612	4,834,346
Scotts Miracle-Gro Co. (The)	28,346	2,558,793
Sensient Technologies Corp.	30,147	2,166,062
Valvoline, Inc.	140,532	3,464,114

		36,814,775

Commercial Services & Supplies 1.8%
Brink’s Co. (The)	35,016	2,920,334
Clean Harbors, Inc.*	35,958	1,989,916
Copart, Inc.*	139,484	6,147,060
Deluxe Corp.	33,374	2,478,687
Herman Miller, Inc.	41,481	1,679,980
HNI Corp.	30,144	1,172,300
MSA Safety, Inc.	23,486	1,839,189
Pitney Bowes, Inc.	129,581	1,828,388
Rollins, Inc.	66,509	3,281,554

		23,337,408

Communications Equipment 1.0%
ARRIS International plc*	122,461	3,098,263
Ciena Corp.*	99,017	2,107,082
InterDigital, Inc.	24,083	1,879,678
NetScout Systems, Inc.*	60,490	1,723,965
Plantronics, Inc.	22,860	1,348,511
ViaSat, Inc.* (a)	37,574	2,841,346

		12,998,845

Construction & Engineering 1.3%
AECOM*	109,350	4,276,679
Dycom Industries, Inc.*	21,461	2,504,713
EMCOR Group, Inc.	40,794	3,315,736
Granite Construction, Inc.	27,652	1,844,112
KBR, Inc.	97,206	1,977,170
Valmont Industries, Inc.	15,679	2,565,084

		16,483,494

Construction Materials 0.3%
Eagle Materials, Inc.	33,729	3,779,334

Consumer Finance 0.3%
SLM Corp.*	299,679	3,428,328

Containers & Packaging 1.2%
AptarGroup, Inc.	43,194	3,776,020
Bemis Co., Inc.	62,984	2,943,872
Greif, Inc., Class A	17,918	1,059,312
Owens-Illinois, Inc.*	113,095	2,626,066
Silgan Holdings, Inc.	51,323	1,534,044
Sonoco Products Co.	68,919	3,742,991

		15,682,305

Distributors 0.3%
Pool Corp.	27,860	3,767,786

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	42,078	1,935,588

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Diversified Consumer Services (continued)
Graham Holdings Co., Class B	3,208	$1,906,996
Service Corp. International	130,016	5,196,740
Sotheby’s*	25,865	1,364,637

		10,403,961

Electric Utilities 1.7%
Great Plains Energy, Inc.	149,592	4,655,303
Hawaiian Electric Industries, Inc.	75,425	2,572,747
IDACORP, Inc.	34,925	3,013,329
OGE Energy Corp.	138,557	4,461,535
PNM Resources, Inc.	55,225	2,104,073
Westar Energy, Inc.	98,508	5,088,923

		21,895,910

Electrical Equipment 0.7%
EnerSys	29,240	2,055,864
Hubbell, Inc.	37,942	5,158,215
Regal Beloit Corp.	30,745	2,395,036

		9,609,115

Electronic Equipment, Instruments & Components 5.3%
Arrow Electronics, Inc.*	61,013	4,962,798
Avnet, Inc.	83,893	3,565,453
Belden, Inc.	29,264	2,480,709
Cognex Corp.	120,122	7,492,009
Coherent, Inc.*	17,085	4,433,899
IPG Photonics Corp.*	26,033	6,559,014
Jabil, Inc.	122,531	3,115,963
Keysight Technologies, Inc.*	128,602	6,008,286
Knowles Corp.*	61,788	941,649
Littelfuse, Inc.	17,188	3,735,640
National Instruments Corp.	74,379	3,714,487
SYNNEX Corp.	20,238	2,483,810
Tech Data Corp.*	24,079	2,414,401
Trimble, Inc.*	174,650	7,702,065
VeriFone Systems, Inc.*	77,906	1,377,378
Vishay Intertechnology, Inc.	91,526	2,008,996
Zebra Technologies Corp., Class A*	36,899	4,544,481

		67,541,038

Energy Equipment & Services 1.5%
Core Laboratories NV(a)	30,598	3,497,351
Diamond Offshore Drilling, Inc.*(a)	44,113	779,918
Dril-Quip, Inc.*	26,275	1,357,104
Ensco plc, Class A	302,624	1,785,482
Nabors Industries Ltd.	220,499	1,728,712
Oceaneering International, Inc.	68,201	1,410,397
Patterson-UTI Energy, Inc.	154,363	3,646,054
Rowan Cos. plc, Class A*	78,818	1,160,201
Superior Energy Services, Inc.*	105,668	1,104,230
Transocean Ltd.*	290,108	3,130,265

		19,599,714

Equity Real Estate Investment Trusts (REITs) 8.1%
Alexander & Baldwin, Inc.	45,658	1,210,850
American Campus Communities, Inc.	94,638	3,639,778
Camden Property Trust	64,259	5,562,259
CoreCivic, Inc.	82,009	1,903,429
CoreSite Realty Corp.	23,714	2,568,701
Corporate Office Properties Trust	69,116	1,886,867
Cousins Properties, Inc.	291,605	2,624,445
CyrusOne, Inc.	63,329	3,653,450
DCT Industrial Trust, Inc.	64,580	3,822,490
Douglas Emmett, Inc.	110,529	4,274,156
Education Realty Trust, Inc.	52,586	1,736,916
EPR Properties	44,437	2,624,449
First Industrial Realty Trust, Inc.	83,133	2,565,484
GEO Group, Inc. (The)	86,062	1,940,698
Healthcare Realty Trust, Inc.	86,635	2,587,787
Highwoods Properties, Inc.	71,577	3,427,107
Hospitality Properties Trust	114,029	3,239,564
JBG SMITH Properties	64,781	2,186,359
Kilroy Realty Corp.	68,236	4,866,592
Lamar Advertising Co., Class A	58,272	4,195,584
LaSalle Hotel Properties	78,548	2,398,856
Liberty Property Trust	102,248	4,234,090
Life Storage, Inc.	32,277	2,682,219
Mack-Cali Realty Corp.	62,504	1,254,455
Medical Properties Trust, Inc.	252,716	3,305,525
National Retail Properties, Inc.	105,458	4,184,573
Omega Healthcare Investors, Inc.	137,401	3,715,323
Potlatch Corp.	28,192	1,491,357
Quality Care Properties, Inc.*	64,798	874,773
Rayonier, Inc.	89,457	2,903,774
Sabra Health Care REIT, Inc.	123,687	2,238,735
Senior Housing Properties Trust	164,896	2,857,648
Tanger Factory Outlet Centers, Inc.	65,627	1,652,488
Taubman Centers, Inc.	42,116	2,596,451
Uniti Group, Inc.*	114,435	1,811,506
Urban Edge Properties	73,522	1,718,944
Washington Prime Group, Inc.	128,121	843,036
Weingarten Realty Investors	82,859	2,448,483

		103,729,201

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	26,519	3,211,716
Sprouts Farmers Market, Inc.*	85,851	2,397,819
United Natural Foods, Inc.*	35,252	1,677,995

		7,287,530

Food Products 2.4%
Dean Foods Co.	62,241	645,439
Flowers Foods, Inc.	127,980	2,509,688
Hain Celestial Group, Inc. (The)*	72,000	2,746,080
Ingredion, Inc.	49,843	7,159,448
Lamb Weston Holdings, Inc.	101,377	5,940,692
Lancaster Colony Corp.	13,519	1,735,840
Post Holdings, Inc.*	45,867	3,470,756
Sanderson Farms, Inc.(a)	13,882	1,761,626
Snyder’s-Lance, Inc.	59,487	2,973,160
Tootsie Roll Industries, Inc.(a)	13,587	486,415
TreeHouse Foods, Inc.*	39,692	1,871,875

		31,301,019

Gas Utilities 2.0%
Atmos Energy Corp.	76,830	6,369,207
National Fuel Gas Co.	59,382	3,310,546
New Jersey Resources Corp.	60,262	2,338,166
ONE Gas, Inc.	36,240	2,566,879
Southwest Gas Holdings, Inc.	33,101	2,435,572
UGI Corp.	120,095	5,496,748
WGL Holdings, Inc.	35,611	2,999,158

		25,516,276

Health Care Equipment & Supplies 3.2%
ABIOMED, Inc.*	29,139	6,847,665
Globus Medical, Inc., Class A*	50,288	2,315,260
Halyard Health, Inc.*	32,488	1,585,739
Hill-Rom Holdings, Inc.	45,661	3,896,253
LivaNova plc*	30,079	2,573,258
Masimo Corp.*	32,977	3,107,753
NuVasive, Inc.*	35,363	1,728,190
STERIS plc(a)	58,999	5,364,189
Teleflex, Inc.	31,248	8,679,132
West Pharmaceutical Services, Inc.	51,507	5,161,001

		41,258,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc.*	56,684	$1,931,791
Encompass Health Corp.	68,519	3,626,025
LifePoint Health, Inc.*	27,385	1,354,188
MEDNAX, Inc.*	64,965	3,430,802
Molina Healthcare, Inc.*	30,493	2,785,840
Owens & Minor, Inc.	42,149	887,658
Tenet Healthcare Corp.*(a)	55,509	1,048,010
WellCare Health Plans, Inc.*	30,878	6,496,114

		21,560,428

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	125,406	1,869,803
Medidata Solutions, Inc.*	40,562	2,762,678

		4,632,481

Hotels, Restaurants & Leisure 2.8%
Brinker International, Inc.(a)	32,122	1,167,313
Buffalo Wild Wings, Inc.*	10,759	1,689,163
Cheesecake Factory, Inc. (The)(a)	29,541	1,453,122
Churchill Downs, Inc.	8,989	2,328,151
Cracker Barrel Old Country Store, Inc.(a)	16,635	2,935,745
Domino’s Pizza, Inc.	30,334	6,577,928
Dunkin’ Brands Group, Inc.	62,638	4,049,547
ILG, Inc.	73,161	2,297,987
International Speedway Corp., Class A	16,984	788,058
Jack in the Box, Inc.	20,407	1,856,833
Papa John’s International, Inc.(a)	17,755	1,152,122
Scientific Games Corp., Class A*	36,629	1,708,743
Six Flags Entertainment Corp.(a)	54,056	3,652,023
Texas Roadhouse, Inc.	45,365	2,663,833
Wendy’s Co. (The)	126,025	2,039,084

		36,359,652

Household Durables 1.9%
CalAtlantic Group, Inc.	52,804	2,963,889
Helen of Troy Ltd.*	18,920	1,762,398
KB Home	58,400	1,840,768
NVR, Inc.*	2,412	7,665,746
Tempur Sealy International, Inc.*	31,947	1,905,319
Toll Brothers, Inc.	102,080	4,754,886
TRI Pointe Group, Inc.*	104,416	1,703,025
Tupperware Brands Corp.	35,305	2,039,217

		24,635,248

Household Products 0.2%
Energizer Holdings, Inc.	42,151	2,454,031

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	42,993	4,910,231

Insurance 4.3%
Alleghany Corp.*	10,708	6,721,412
American Financial Group, Inc.	47,626	5,397,931
Aspen Insurance Holdings Ltd.	41,233	1,540,053
Brown & Brown, Inc.	80,255	4,211,782
CNO Financial Group, Inc.	116,394	2,862,128
First American Financial Corp.	76,793	4,536,163
Genworth Financial, Inc., Class A*	346,324	1,059,751
Hanover Insurance Group, Inc. (The)	29,396	3,326,157
Kemper Corp.	33,908	2,198,934
Mercury General Corp.	25,342	1,240,491
Old Republic International Corp.	170,183	3,657,233
Primerica, Inc.	30,691	3,099,791
Reinsurance Group of America, Inc.	44,665	6,996,772
RenaissanceRe Holdings Ltd.	27,758	3,529,152
WR Berkley Corp.	66,721	4,869,299

		55,247,049

Internet Software & Services 0.7%
Cars.com, Inc.*(a)	49,649	1,474,079
j2 Global, Inc.	33,580	2,686,064
LogMeIn, Inc.	36,541	4,596,858

		8,757,001

IT Services 3.6%
Acxiom Corp.*	54,995	1,488,715
Broadridge Financial Solutions, Inc.	80,811	7,790,988
Convergys Corp.	64,124	1,492,165
CoreLogic, Inc.*	57,138	2,706,056
DST Systems, Inc.	41,766	3,482,031
Jack Henry & Associates, Inc.	53,557	6,676,416
Leidos Holdings, Inc.	98,632	6,568,891
MAXIMUS, Inc.	45,177	3,080,168
Sabre Corp.	144,703	3,005,481
Science Applications International Corp.	29,995	2,299,117
Teradata Corp.*	83,936	3,399,408
WEX, Inc.*	27,680	4,285,141

		46,274,577

Leisure Products 0.7%
Brunswick Corp.	60,830	3,818,907
Polaris Industries, Inc.	40,346	4,559,502

		8,378,409

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	14,021	3,624,849
Bio-Techne Corp.	25,985	3,645,436
Charles River Laboratories International, Inc.*	32,853	3,464,020
Syneos Health, Inc. *	39,086	1,498,948

		12,233,253

Machinery 5.1%
AGCO Corp.	45,734	3,321,203
Crane Co.	34,989	3,496,801
Donaldson Co., Inc.	90,113	4,565,124
Graco, Inc.	116,802	5,466,334
IDEX Corp.	52,984	7,602,144
ITT, Inc.	61,042	3,418,352
Kennametal, Inc.	56,232	2,742,997
Lincoln Electric Holdings, Inc.	42,877	4,183,509
Nordson Corp.	35,215	5,061,100
Oshkosh Corp.	52,139	4,730,050
Terex Corp.	55,447	2,607,118
Timken Co. (The)	47,382	2,489,924
Toro Co. (The)	74,748	4,907,206
Trinity Industries, Inc.	105,286	3,629,208
Wabtec Corp.	59,265	4,802,836
Woodward, Inc.	38,227	2,963,357

		65,987,263

Marine 0.2%
Kirby Corp.*	37,268	2,791,373

Media 1.5%
AMC Networks, Inc., Class A*	34,945	1,802,813
Cable One, Inc.	3,253	2,296,716
Cinemark Holdings, Inc.	73,523	2,705,646
John Wiley & Sons, Inc., Class A	30,906	1,959,441
Live Nation Entertainment, Inc.*	92,940	4,187,876
Meredith Corp.	27,438	1,814,749
New York Times Co. (The), Class A	87,340	2,030,655
TEGNA, Inc.	149,251	2,159,662

		18,957,558

Metals & Mining 2.3%
Allegheny Technologies, Inc.*	87,321	2,354,174
Carpenter Technology Corp.	32,480	1,669,472
Commercial Metals Co.	80,405	1,932,936
Compass Minerals International, Inc.(a)	23,461	1,710,307
Reliance Steel & Aluminum Co.	50,563	4,428,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	45,397	$4,040,333
Steel Dynamics, Inc.	164,351	7,461,536
United States Steel Corp.	121,156	4,532,446
Worthington Industries, Inc.	31,020	1,450,495

		29,580,512

Multiline Retail 0.2%
Big Lots, Inc.(a)	29,457	1,790,396
Dillard’s, Inc., Class A(a)	14,492	979,080

		2,769,476

Multi-Utilities 0.9%
Black Hills Corp.	37,102	2,061,016
MDU Resources Group, Inc.	135,529	3,588,808
NorthWestern Corp.	33,703	1,831,421
Vectren Corp.	57,558	3,489,742

		10,970,987

Oil, Gas & Consumable Fuels 2.5%
Callon Petroleum Co.*	139,777	1,586,469
CNX Resources Corp.*	146,830	2,057,088
Energen Corp.*	67,311	3,515,653
Gulfport Energy Corp.*	114,141	1,160,814
HollyFrontier Corp.	122,955	5,896,922
Matador Resources Co.*	66,750	2,163,367
Murphy Oil Corp.	112,264	3,603,674
PBF Energy, Inc., Class A	76,315	2,467,264
QEP Resources, Inc.*	166,974	1,562,877
SM Energy Co.	71,169	1,661,796
Southwestern Energy Co.*	355,241	1,506,222
World Fuel Services Corp.	46,911	1,308,348
WPX Energy, Inc.*(a)	275,709	4,061,194

		32,551,688

Paper & Forest Products 0.4%
Domtar Corp.	43,489	2,233,595
Louisiana-Pacific Corp.*	100,517	2,976,308

		5,209,903

Personal Products 0.4%
Avon Products, Inc.*	300,993	734,423
Edgewell Personal Care Co.*	38,870	2,194,600
Nu Skin Enterprises, Inc., Class A	34,334	2,466,555

		5,395,578

Pharmaceuticals 0.8%
Akorn, Inc.*	65,072	2,096,620
Catalent, Inc.*	92,169	4,289,545
Endo International plc*	139,429	963,454
Mallinckrodt plc*	65,923	1,190,569
Prestige Brands Holdings, Inc.*	36,815	1,539,972

		10,080,160

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	25,633	3,171,571
ManpowerGroup, Inc.	45,963	6,039,079

		9,210,650

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	31,468	4,920,022

Road & Rail 1.9%
Avis Budget Group, Inc.*	49,704	2,234,692
Genesee & Wyoming, Inc., Class A*	42,784	3,416,302
Knight-Swift Transportation Holdings, Inc.(a)	88,858	4,424,240
Landstar System, Inc.	29,071	3,228,334
Old Dominion Freight Line, Inc.	47,419	6,944,512
Ryder System, Inc.	36,720	3,195,742
Werner Enterprises, Inc.	31,111	1,266,218

		24,710,040

Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc.*	44,153	2,188,664
Cree, Inc.*	68,068	2,349,027
Cypress Semiconductor Corp.	231,484	4,002,359
First Solar, Inc.*	56,501	3,795,172
Integrated Device Technology, Inc.*	92,133	2,754,777
Microsemi Corp.*	81,556	5,039,345
MKS Instruments, Inc.	37,651	3,851,697
Monolithic Power Systems, Inc.	26,468	3,152,868
Silicon Laboratories, Inc.*	29,515	2,839,343
Synaptics, Inc.*	23,901	1,035,869
Teradyne, Inc.	136,039	6,236,028
Versum Materials, Inc.	75,457	2,776,818

		40,021,967

Software 3.8%
ACI Worldwide, Inc.*	82,314	1,929,440
Blackbaud, Inc.	33,361	3,196,651
CDK Global, Inc.	91,099	6,494,448
CommVault Systems, Inc.*	29,801	1,589,883
Fair Isaac Corp.	20,801	3,591,501
Fortinet, Inc.*	103,738	4,776,097
Manhattan Associates, Inc.*	47,818	2,525,747
PTC, Inc.*	80,191	5,828,282
Take-Two Interactive Software, Inc.*	79,107	10,020,484
Tyler Technologies, Inc.*	24,230	4,882,587
Ultimate Software Group, Inc. (The)*(a)	19,687	4,584,905

		49,420,025

Specialty Retail 1.8%
Aaron’s, Inc.	43,197	1,766,325
American Eagle Outfitters, Inc.	116,685	2,100,330
AutoNation, Inc.*(a)	41,139	2,477,391
Bed Bath & Beyond, Inc.	99,377	2,293,621
Dick’s Sporting Goods, Inc.	57,370	1,804,860
GameStop Corp., Class A(a)	70,305	1,181,827
Michaels Cos., Inc. (The)*	76,593	2,058,054
Murphy USA, Inc.*	22,447	1,914,954
Office Depot, Inc.	358,204	1,164,163
Sally Beauty Holdings, Inc.*	89,147	1,480,732
Urban Outfitters, Inc.*	55,568	1,895,424
Williams-Sonoma, Inc.	53,910	2,761,809

		22,899,490

Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.*(a)	78,113	799,877
Diebold Nixdorf, Inc.	52,105	961,338
NCR Corp.*	84,524	3,170,495

		4,931,710

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	32,823	3,948,607
Deckers Outdoor Corp.*	22,175	1,900,619
Skechers U.S.A., Inc., Class A*	92,896	3,826,386

		9,675,612

Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	339,327	4,804,870
Washington Federal, Inc.	60,472	2,170,945

		6,975,815

Trading Companies & Distributors 0.7%
GATX Corp.(a)	26,583	1,891,115
MSC Industrial Direct Co., Inc., Class A	30,898	2,900,704
NOW, Inc.*(a)	74,054	873,097
Watsco, Inc.	21,161	3,804,536

		9,469,452

Water Utilities 0.3%
Aqua America, Inc.	123,269	4,463,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Value
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	63,656	$1,746,084

Total Common Stocks (cost $861,992,517)		1,267,925,055

Short-Term Investment 0.1%

	Shares	Value
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%,(b)(c)	1,093,543	1,093,543

Total Short-Term Investment (cost $1,093,543)		1,093,543

Repurchase Agreement 1.4%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $18,171,646, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $18,534,432.(c)	$18,170,990	18,170,990

Total Repurchase Agreement (cost $18,170,990)		18,170,990

Total Investments (cost $881,257,050) — 100.2%		1,287,189,588
Liabilities in excess of other assets — (0.2)%		(2,238,920)

NET ASSETS — 100.0%		$1,284,950,668

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $34,813,019 which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,093,543 and $18,170,990, respectively, and by $16,172,013 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $35,436,546.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $19,264,533.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	93	3/2018	USD	18,174,060	303,122

					303,122

At January 31, 2018, the Fund had $604,800 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,267,925,055	$—	$—	$1,267,925,055
Futures Contracts	303,122	—	—	303,122
Repurchase Agreement	—	18,170,990	—	18,170,990
Short-Term Investment	1,093,543	—	—	1,093,543

Total	$1,269,321,720	$18,170,990	$—	$1,287,492,710

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Mid Cap Market Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$303,122

Total		$303,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Municipal Bonds 99.0%

	Principal Amount	Value
Alaska 2.3%
Alaska State, International Airports Revenue, Refunding, RB Series A, 5.00%, 10/1/2028	$250,000	$290,120
Series A, 5.00%, 10/1/2029	250,000	289,557

		579,677

Arizona 1.0%
Arizona Industrial Development Authority, RB Series G, 3.38%, 7/1/2021(a)	125,000	124,958
Series F, 4.00%, 7/1/2024	125,000	132,616

		257,574

California 16.9%
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/2028	200,000	235,944
California State, GO 5.00%, 10/1/2020	750,000	817,867
5.00%, 8/1/2023	500,000	580,545
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 7/1/2024	330,000	373,260
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 8/1/2026	405,000	475,037
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 5/1/2028	735,000	872,952
Pomona, Unified School District, GO, AGM Insured, 5.00%, 8/1/2028	500,000	590,495
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 9/1/2027	250,000	296,325

		4,242,425

Colorado 2.2%
Colorado Health Facilities Authority Revenue Refunding Improvement Bonds, Series B, 5.00%, 5/15/2028	100,000	107,576
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/1/2021	390,000	440,661

		548,237

Florida 1.5%
North Broward Hospital District, RB, Series B, 5.00%, 1/1/2028	200,000	225,836
South Miami Health Facilities Authority, Refunding, RB, 5.00%, 8/15/2027	125,000	146,845

		372,681

Georgia 4.3%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB 5.00%, 11/1/2025	425,000	502,426
5.00%, 11/1/2027	500,000	585,625

		1,088,051

Guam 1.1%
Guam Education Financing Foundation, Refunding, COP, Series A, 5.00%, 10/1/2021	40,000	43,014
Guam Government Waterworks Authority, Waste Water System Revenue, Refunding, RB, 5.00%, 7/1/2029	200,000	222,936

		265,950

Hawaii 2.2%
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 7/1/2020	505,000	544,865

Idaho 4.3%
Boise State University, Refunding, RB Series A, 5.00%, 4/1/2024	425,000	493,765
Series A, 5.00%, 4/1/2027	500,000	588,545

		1,082,310

Illinois 9.9%
Chicago Board of Education Dedicated Capital Improvement Tax Bonds, RB, 5.00%, 4/1/2033	300,000	327,867
Chicago Board of Education Unlimited Tax, Refunding, GO, Series C, 5.00%, 12/1/2030	200,000	208,994
Chicago O’Hare International Airport, RB Series C, 5.00%, 1/1/2026	500,000	589,630
Series C, 5.00%, 1/1/2027	500,000	585,715
Cook County Illinois Community College District No. 508, GO, BAM Insured, 5.25%, 12/1/2025	165,000	187,265
Cook County Illinois Community College District No. 508, Unlimited Tax, GO, BAM Insured, 5.00%, 12/1/2032	150,000	167,382
Illinois Finance Authority, Student Housing and Academic Facility, RB, Series A, 5.00%, 2/15/2029	100,000	111,044
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/1/2027	30,000	34,536
State of Illinois, GO 5.00%, 6/1/2020	100,000	103,984
Series D, 5.00%, 11/1/2027	150,000	160,375

		2,476,792

Kentucky 0.6%
Jefferson County Metropolitan Government, College Improvement, Refunding, RB, Series A, 4.00%, 5/1/2027	150,000	154,789

Maryland 0.4%
Maryland Economic Development Corporation, Refunding, RB, Series A, 5.00%, 6/1/2024	100,000	112,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Municipal Bonds (continued)

	Principal Amount	Value

Massachusetts 3.8%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Refunding, RB, Series A, 5.25%, 7/1/2018	$600,000	$609,642
Massachusetts Development Finance Agency, Refunding, RB 4.00%, 10/1/2027(a)	100,000	103,485
Series S-1, 5.00%, 7/1/2029	200,000	235,768

		948,895

Michigan 0.6%
Michigan Finance Authority, Refunding, RB, Series A, 5.00%, 12/1/2030	125,000	146,608

Mississippi 2.4%
State of Mississippi, GO, Series A, 5.00%, 10/1/2029	500,000	597,225

Nebraska 0.6%
Central Plains Energy Gas Project, Refunding, RB, Series A, 5.00%, 9/1/2030	125,000	146,450

New Jersey 5.8%
New Jersey Economic Development Authority, Refunding, RB, AGM Insured, 5.00%, 6/1/2029	150,000	173,196
New Jersey Transportation Trust Fund Authority, RB, AMBAC Insured, Series B, 5.25%, 12/15/2023	125,000	140,530
New Jersey Transportation Trust Fund Authority, Refunding, RB, Series A, 5.50%, 12/15/2022	1,020,000	1,144,022

		1,457,748

New York 6.2%
New York Dormitory Authority, RB, 5.00%, 7/1/2028	150,000	178,920
New York Thruway Authority, Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 4/1/2021	1,075,000	1,118,355
Triborough Bridge and Tunnel Authority, RB, Series A, 5.00%, 11/15/2027	220,000	267,762

		1,565,037

Oregon 2.8%
Clackamas County Hospital Facility Authority, Senior Living Willamette View Project, RB, Series A, 4.00%, 5/15/2027	100,000	101,862
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 6/1/2024	515,000	604,085

		705,947

Pennsylvania 3.5%
Philadelphia Pennsylvania Airport, Refunding, RB Series B, 5.00%, 7/1/2022	45,000	50,615
Series B, 5.00%, 7/1/2023	120,000	137,322
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/1/2028	600,000	692,220

		880,157

Puerto Rico 3.3%
Puerto Rico Commonwealth Highway and Transportation Authority, Unrefunded Balance, RB, NATL Insured, Series J, 5.00%, 7/1/2029	150,000	140,118
Puerto Rico Commonwealth Improvement Refunding Bonds, GO, AGM Insured, Series A-4, 5.00%, 7/1/2031	155,000	161,250
Puerto Rico Commonwealth Unrefunded Balance, GO, AGM Insured, 5.13%, 7/1/2030	205,000	206,377
Puerto Rico Electric Power Authority, RB, NATL Insured, Series NN, 5.25%, 7/1/2023	160,000	158,470
Puerto Rico Electric Power Authority, Refunding, RB, AGM Insured, Series UU, 5.00%, 7/1/2024	155,000	155,456

		821,671

Texas 18.0%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/1/2022	585,000	664,086
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/2019	400,000	424,428
Irving Hospital Authority, Baylor Scott and White Medical Center, RB, Series A, 5.00%, 10/15/2028	150,000	168,474
Lower Colorado River Authority, RB, 5.00%, 5/15/2022	800,000	834,888
New Hope Cultural Education Facilities Finance Corporation, Student Housing, RB, Series A, 5.00%, 4/1/2028	150,000	168,755
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 2/15/2024	1,000,000	1,165,440
San Antonio, Water Revenue, Refunding, RB, 5.00%, 5/15/2023	500,000	563,280
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 3/15/2021	520,000	522,454

		4,511,805

Washington 5.3%
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/1/2024	500,000	588,670
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 4/1/2025	250,000	291,813
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/1/2025	375,000	446,572

		1,327,055

Total Municipal Bonds (cost $24,817,534)		24,834,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Dreyfus AMT-Free Tax Exempt Cash Management - Institutional Shares, 0.94%(b)	41,144	$41,144

Total Short-Term Investment (cost $41,144)		41,144

Total Investments (cost $24,858,678) (c) — 99.2%		24,875,956
Other assets in excess of liabilities — 0.8%		201,310

NET ASSETS — 100.0%		$25,077,266

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at January 31, 2018 was $228,443 which represents 0.91% of net assets.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Assured Guaranty Municipal Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2018, the percentages attributed to Assured Guaranty Municipal Corp. is 12.09%.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual
COP	Certificates of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide National Intermediate Tax Free Bond Fund

(formerly, Nationwide HighMark National Intermediate Tax Free Bond Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$24,834,812	$—	$24,834,812
Short-Term Investment	41,144	—	—	41,144

Total	$41,144	$24,834,812	$—	$24,875,956

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 98.2%

	Shares	Value
Aerospace & Defense 2.8%
Arconic, Inc.	53,107	$1,596,396
Boeing Co. (The)	68,673	24,335,651
General Dynamics Corp.	33,991	7,562,318
Harris Corp.	14,346	2,286,466
Huntington Ingalls Industries, Inc.	5,695	1,352,790
L3 Technologies, Inc.	9,383	1,993,512
Lockheed Martin Corp.	30,636	10,871,185
Northrop Grumman Corp.	21,364	7,275,083
Raytheon Co.	35,478	7,412,773
Rockwell Collins, Inc.	19,770	2,737,947
Textron, Inc.	32,950	1,933,177
TransDigm Group, Inc.	5,806	1,839,979
United Technologies Corp.	90,994	12,558,082

		83,755,359

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	17,420	1,593,233
Expeditors International of Washington, Inc.	22,280	1,447,086
FedEx Corp.	30,193	7,925,059
United Parcel Service, Inc., Class B	84,155	10,714,614

		21,679,992

Airlines 0.5%
Alaska Air Group, Inc.	15,427	1,014,017
American Airlines Group, Inc.	51,883	2,818,285
Delta Air Lines, Inc.	80,277	4,557,325
Southwest Airlines Co.	66,934	4,069,587
United Continental Holdings, Inc.*	30,425	2,063,423

		14,522,637

Auto Components 0.2%
Aptiv plc*	32,391	3,073,258
BorgWarner, Inc.	23,570	1,326,048
Goodyear Tire & Rubber Co. (The)	30,885	1,075,416

		5,474,722

Automobiles 0.4%
Ford Motor Co.	476,152	5,223,388
General Motors Co.	156,432	6,634,281
Harley-Davidson, Inc.(a)	21,013	1,018,290

		12,875,959

Banks 6.6%
Bank of America Corp.	1,189,561	38,065,952
BB&T Corp.	96,262	5,312,700
Citigroup, Inc.	323,965	25,424,773
Citizens Financial Group, Inc.	59,698	2,740,138
Comerica, Inc.	20,878	1,988,003
Fifth Third Bancorp	85,270	2,822,437
Huntington Bancshares, Inc.	135,529	2,192,859
JPMorgan Chase & Co.	426,005	49,275,998
KeyCorp	130,264	2,787,650
M&T Bank Corp.	18,166	3,465,709
People’s United Financial, Inc.	43,947	864,438
PNC Financial Services Group, Inc. (The)	58,361	9,222,205
Regions Financial Corp.	140,607	2,703,873
SunTrust Banks, Inc.	57,898	4,093,389
US Bancorp	193,062	11,031,563
Wells Fargo & Co.	543,294	35,737,879
Zions Bancorp	25,000	1,350,750

		199,080,316

Beverages 1.9%
Brown-Forman Corp., Class B	24,552	1,701,454
Coca-Cola Co. (The)	470,457	22,389,049
Constellation Brands, Inc., Class A	21,103	4,631,475
Dr Pepper Snapple Group, Inc.	21,712	2,591,327
Molson Coors Brewing Co., Class B	22,226	1,867,428
Monster Beverage Corp.*	50,307	3,432,447
PepsiCo, Inc.	174,581	21,002,094

		57,615,274

Biotechnology 2.8%
AbbVie, Inc.	195,508	21,939,908
Alexion Pharmaceuticals, Inc.*	27,251	3,251,589
Amgen, Inc.	88,997	16,557,892
Biogen, Inc.*	25,909	9,011,409
Celgene Corp.*	96,410	9,752,836
Gilead Sciences, Inc.	160,076	13,414,369
Incyte Corp.*	20,989	1,895,097
Regeneron Pharmaceuticals, Inc.*	9,410	3,450,176
Vertex Pharmaceuticals, Inc.*	30,972	5,168,298

		84,441,574

Building Products 0.3%
Allegion plc	11,871	1,022,212
AO Smith Corp.	18,515	1,236,432
Fortune Brands Home & Security, Inc.	19,310	1,369,658
Johnson Controls International plc	112,733	4,411,242
Masco Corp.	39,440	1,761,391

		9,800,935

Capital Markets 3.0%
Affiliated Managers Group, Inc.	6,653	1,328,138
Ameriprise Financial, Inc.	18,055	3,045,879
Bank of New York Mellon Corp. (The)	125,440	7,112,448
BlackRock, Inc.	15,149	8,510,708
Cboe Global Markets, Inc.	13,593	1,826,763
Charles Schwab Corp. (The)	146,148	7,795,534
CME Group, Inc.	41,704	6,400,730
E*TRADE Financial Corp.*	33,939	1,788,585
Franklin Resources, Inc.	40,962	1,737,198
Goldman Sachs Group, Inc. (The)	42,887	11,488,998
Intercontinental Exchange, Inc.	71,659	5,291,301
Invesco Ltd.	51,040	1,844,075
Moody’s Corp.	20,267	3,278,998
Morgan Stanley	170,232	9,626,620
Nasdaq, Inc.	14,523	1,175,056
Northern Trust Corp.	26,047	2,745,093
Raymond James Financial, Inc.	15,314	1,476,117
S&P Global, Inc.	31,268	5,662,635
State Street Corp.	45,353	4,996,540
T. Rowe Price Group, Inc.	29,639	3,308,602

		90,440,018

Chemicals 2.1%
Air Products & Chemicals, Inc.	26,539	4,468,372
Albemarle Corp.	13,277	1,481,580
CF Industries Holdings, Inc.	29,494	1,251,725
DowDuPont, Inc.	286,866	21,681,332
Eastman Chemical Co.	18,013	1,786,529
Ecolab, Inc.	31,649	4,357,434
FMC Corp.	16,644	1,520,097
International Flavors & Fragrances, Inc.	9,881	1,485,114
LyondellBasell Industries NV, Class A	39,523	4,736,436
Monsanto Co.	53,661	6,535,910
Mosaic Co. (The)	44,386	1,211,738
PPG Industries, Inc.	30,850	3,662,821
Praxair, Inc.	35,093	5,667,169
Sherwin-Williams Co. (The)	10,088	4,207,806

		64,054,063

Commercial Services & Supplies 0.3%
Cintas Corp.	10,344	1,742,447
Republic Services, Inc.	27,208	1,871,910
Stericycle, Inc.*	10,672	804,242
Waste Management, Inc.	48,742	4,310,255

		8,728,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Communications Equipment 1.0%
Cisco Systems, Inc.	604,726	$25,120,318
F5 Networks, Inc.*	7,848	1,134,350
Juniper Networks, Inc.	47,009	1,229,285
Motorola Solutions, Inc.	20,262	2,015,259

		29,499,212

Construction & Engineering 0.1%
Fluor Corp.	17,538	1,064,557
Jacobs Engineering Group, Inc.	15,081	1,047,526
Quanta Services, Inc.*	19,520	751,325

		2,863,408

Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,559	1,724,737
Vulcan Materials Co.	16,491	2,232,881

		3,957,618

Consumer Finance 0.7%
American Express Co.	88,288	8,775,827
Capital One Financial Corp.	59,139	6,148,090
Discover Financial Services	44,232	3,529,714
Navient Corp.	32,977	469,922
Synchrony Financial	89,744	3,561,042

		22,484,595

Containers & Packaging 0.4%
Avery Dennison Corp.	11,082	1,359,540
Ball Corp.	43,890	1,680,109
International Paper Co.	50,272	3,160,098
Packaging Corp. of America	11,238	1,411,830
Sealed Air Corp.	22,617	1,070,915
WestRock Co.	30,637	2,041,343

		10,723,835

Distributors 0.1%
Genuine Parts Co.	17,615	1,833,193
LKQ Corp.*	38,748	1,628,579

		3,461,772

Diversified Consumer Services 0.0%†
H&R Block, Inc.	26,819	711,776

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	236,013	50,596,467
Leucadia National Corp.	38,947	1,054,295

		51,650,762

Diversified Telecommunication Services 1.9%
AT&T, Inc. (a)	752,163	28,168,504
CenturyLink, Inc.	117,824	2,098,445
Verizon Communications, Inc.	499,851	27,026,944

		57,293,893

Electric Utilities 1.6%
Alliant Energy Corp.	28,988	1,152,273
American Electric Power Co., Inc.	60,364	4,151,836
Duke Energy Corp.	86,069	6,756,416
Edison International	39,358	2,461,056
Entergy Corp.	22,600	1,778,394
Eversource Energy	38,304	2,416,599
Exelon Corp.	117,829	4,537,595
FirstEnergy Corp.	53,242	1,751,662
NextEra Energy, Inc.	58,266	9,230,500
PG&E Corp.	62,309	2,643,771
Pinnacle West Capital Corp.	13,881	1,109,786
PPL Corp.	82,763	2,637,657
Southern Co. (The)	122,977	5,547,492
Xcel Energy, Inc.	61,715	2,816,673

		48,991,710

Electrical Equipment 0.5%
Acuity Brands, Inc.	5,323	822,084
AMETEK, Inc.	27,822	2,122,819
Eaton Corp. plc	53,795	4,517,166
Emerson Electric Co.	78,540	5,672,944
Rockwell Automation, Inc.	15,655	3,088,575

		16,223,588

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	37,046	3,436,757
Corning, Inc.	105,912	3,306,573
FLIR Systems, Inc.	17,050	873,130
TE Connectivity Ltd.	42,771	4,385,311

		12,001,771

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	51,703	1,662,251
Halliburton Co.	106,801	5,735,214
Helmerich & Payne, Inc.(a)	13,730	988,972
National Oilwell Varco, Inc.	45,797	1,679,834
Schlumberger Ltd.	169,837	12,496,606
TechnipFMC plc	54,545	1,770,531

		24,333,408

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	12,001	1,556,530
American Tower Corp.	52,563	7,763,555
Apartment Investment & Management Co., Class A	19,856	830,775
AvalonBay Communities, Inc.	16,651	2,837,330
Boston Properties, Inc.	18,567	2,296,924
Crown Castle International Corp.	49,773	5,612,901
Digital Realty Trust, Inc.	24,988	2,797,407
Duke Realty Corp.	44,983	1,188,001
Equinix, Inc.	9,570	4,356,168
Equity Residential	44,531	2,743,555
Essex Property Trust, Inc.	8,230	1,917,425
Extra Space Storage, Inc.	15,787	1,317,899
Federal Realty Investment Trust	9,134	1,103,387
GGP, Inc.	78,281	1,802,811
HCP, Inc.	58,817	1,416,313
Host Hotels & Resorts, Inc.	89,379	1,855,508
Iron Mountain, Inc.	33,469	1,172,419
Kimco Realty Corp.	53,369	849,101
Macerich Co. (The)	13,769	889,064
Mid-America Apartment Communities, Inc.	14,247	1,358,736
Prologis, Inc.	64,902	4,225,769
Public Storage	18,208	3,564,398
Realty Income Corp.	35,191	1,871,809
Regency Centers Corp.	18,412	1,158,299
SBA Communications Corp.*	14,194	2,476,853
Simon Property Group, Inc.	37,958	6,201,199
SL Green Realty Corp.	12,515	1,258,008
UDR, Inc.	33,835	1,235,993
Ventas, Inc.	42,988	2,406,038
Vornado Realty Trust	21,617	1,549,507
Welltower, Inc.	44,680	2,679,460
Weyerhaeuser Co.	91,874	3,448,950

		77,742,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	53,530	$10,431,391
CVS Health Corp.	124,004	9,757,875
Kroger Co. (The)	108,462	3,292,906
Sysco Corp.	58,523	3,679,341
Walgreens Boots Alliance, Inc.	106,160	7,989,602
Walmart, Inc.	179,584	19,143,654

		54,294,769

Food Products 1.2%
Archer-Daniels-Midland Co.	67,757	2,910,163
Campbell Soup Co.	24,115	1,122,553
Conagra Brands, Inc.	51,218	1,946,284
General Mills, Inc.	69,295	4,053,065
Hershey Co. (The)	16,881	1,862,481
Hormel Foods Corp.	33,751	1,158,672
JM Smucker Co. (The)	13,664	1,733,825
Kellogg Co.	30,990	2,110,729
Kraft Heinz Co. (The)	72,708	5,699,580
McCormick & Co., Inc. (Non-Voting)	15,013	1,632,964
Mondelez International, Inc., Class A	182,586	8,106,818
Tyson Foods, Inc., Class A	36,204	2,755,486

		35,092,620

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	212,935	13,236,040
Align Technology, Inc.*	9,000	2,358,000
Baxter International, Inc.	61,190	4,407,516
Becton Dickinson and Co.	32,377	7,865,668
Boston Scientific Corp.*	167,640	4,687,214
Cooper Cos., Inc. (The)	6,178	1,511,571
Danaher Corp.	74,792	7,574,934
DENTSPLY SIRONA, Inc.	28,798	1,751,206
Edwards Lifesciences Corp.*	25,724	3,256,144
Hologic, Inc.*	34,565	1,475,925
IDEXX Laboratories, Inc.*	10,546	1,972,524
Intuitive Surgical, Inc.*	13,729	5,926,397
Medtronic plc	165,491	14,214,022
ResMed, Inc.	17,792	1,793,256
Stryker Corp.	39,331	6,465,230
Varian Medical Systems, Inc.*	11,487	1,464,593
Zimmer Biomet Holdings, Inc.	24,598	3,126,898

		83,087,138

Health Care Providers & Services 2.8%
Aetna, Inc.	39,853	7,445,337
AmerisourceBergen Corp.	20,178	2,011,141
Anthem, Inc.	31,434	7,790,917
Cardinal Health, Inc.	38,235	2,744,891
Centene Corp.*	21,527	2,308,555
Cigna Corp.	30,055	6,261,959
DaVita, Inc.*	18,937	1,477,843
Envision Healthcare Corp.*	15,636	562,740
Express Scripts Holding Co.*	69,255	5,483,611
HCA Healthcare, Inc.*	34,105	3,450,062
Henry Schein, Inc.*	19,679	1,489,307
Humana, Inc.	17,445	4,916,524
Laboratory Corp. of America Holdings*	12,690	2,214,405
McKesson Corp.	25,460	4,299,685
Patterson Cos., Inc.	10,693	383,772
Quest Diagnostics, Inc.	16,372	1,732,485
UnitedHealth Group, Inc.	118,857	28,142,960
Universal Health Services, Inc., Class B	10,987	1,334,921

		84,051,115

Health Care Technology 0.1%
Cerner Corp.*	38,343	2,650,652

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	49,852	3,569,902
Chipotle Mexican Grill, Inc.*	3,173	1,030,463
Darden Restaurants, Inc.	15,506	1,486,250
Hilton Worldwide Holdings, Inc.	24,308	2,081,980
Marriott International, Inc., Class A	37,590	5,538,511
McDonald’s Corp.	97,670	16,715,244
MGM Resorts International	61,465	2,240,399
Norwegian Cruise Line Holdings Ltd.*	22,343	1,357,114
Royal Caribbean Cruises Ltd.	20,799	2,777,706
Starbucks Corp.	173,884	9,878,350
Wyndham Worldwide Corp.	12,704	1,576,948
Wynn Resorts Ltd.	10,052	1,664,511
Yum Brands, Inc.	40,897	3,459,477

		53,376,855

Household Durables 0.4%
DR Horton, Inc.	41,382	2,029,787
Garmin Ltd.	14,183	892,678
Leggett & Platt, Inc.	16,526	768,624
Lennar Corp., Class A	24,438	1,531,285
Mohawk Industries, Inc.*	7,452	2,094,459
Newell Brands, Inc.	58,683	1,551,579
PulteGroup, Inc.	33,909	1,079,324
Whirlpool Corp.	9,010	1,634,594

		11,582,330

Household Products 1.5%
Church & Dwight Co., Inc.	31,336	1,530,764
Clorox Co. (The)	15,515	2,198,320
Colgate-Palmolive Co.	107,623	7,989,931
Kimberly-Clark Corp.	42,883	5,017,311
Procter & Gamble Co. (The)	312,591	26,989,107

		43,725,433

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	82,800	957,168
NRG Energy, Inc.	38,016	988,796

		1,945,964

Industrial Conglomerates 1.8%
3M Co.	73,225	18,342,862
General Electric Co.	1,061,041	17,157,033
Honeywell International, Inc.	93,473	14,924,834
Roper Technologies, Inc.	12,457	3,495,310

		53,920,039

Insurance 2.5%
Aflac, Inc.	48,197	4,250,975
Allstate Corp. (The)	43,964	4,342,324
American International Group, Inc.	110,016	7,032,223
Aon plc	30,527	4,340,024
Arthur J Gallagher & Co.	22,823	1,559,267
Assurant, Inc.	6,630	606,512
Brighthouse Financial, Inc.*	12,116	778,574
Chubb Ltd.	56,807	8,870,413
Cincinnati Financial Corp.	18,869	1,451,026
Everest Re Group Ltd.	5,149	1,183,240
Hartford Financial Services Group, Inc. (The)	43,163	2,536,258
Lincoln National Corp.	26,378	2,184,098
Loews Corp.	34,607	1,787,452
Marsh & McLennan Cos., Inc.	62,441	5,215,072
MetLife, Inc.	128,550	6,179,399
Principal Financial Group, Inc.	32,381	2,188,956
Progressive Corp. (The)	71,383	3,861,820
Prudential Financial, Inc.	51,956	6,173,412

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Torchmark Corp.	12,681	$1,152,069
Travelers Cos., Inc. (The)	33,387	5,005,379
Unum Group	28,032	1,491,022
Willis Towers Watson plc	15,980	2,564,311
XL Group Ltd.	31,847	1,173,244

		75,927,070

Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.*	49,023	71,126,980
Expedia, Inc.	14,776	1,891,476
Netflix, Inc.*	53,015	14,329,955
Priceline Group, Inc. (The)*	5,970	11,414,938
TripAdvisor, Inc.*(a)	13,377	463,781

		99,227,130

Internet Software & Services 4.9%
Akamai Technologies, Inc.*	21,177	1,418,647
Alphabet, Inc., Class A*	36,429	43,067,092
Alphabet, Inc., Class C*	37,108	43,414,134
eBay, Inc.*	118,555	4,810,962
Facebook, Inc., Class A*	292,175	54,604,586
VeriSign, Inc.*(a)	10,616	1,219,991

		148,535,412

IT Services 4.1%
Accenture plc, Class A	75,824	12,184,917
Alliance Data Systems Corp.	5,984	1,535,853
Automatic Data Processing, Inc.	54,286	6,711,378
Cognizant Technology Solutions Corp., Class A	71,949	5,610,583
CSRA, Inc.	20,535	683,405
DXC Technology Co.	34,819	3,466,232
Fidelity National Information Services, Inc.	40,461	4,141,588
Fiserv, Inc.*	25,245	3,555,506
Gartner, Inc.*	11,366	1,576,919
Global Payments, Inc.	19,122	2,137,457
International Business Machines Corp.	105,447	17,261,674
Mastercard, Inc., Class A	113,999	19,265,831
Paychex, Inc.	38,733	2,643,527
PayPal Holdings, Inc.*	138,554	11,821,427
Total System Services, Inc.	20,976	1,863,927
Visa, Inc., Class A	222,655	27,660,431
Western Union Co. (The)	57,210	1,189,396

		123,310,051

Leisure Products 0.1%
Hasbro, Inc.	14,189	1,341,854
Mattel, Inc.	43,338	686,474

		2,028,328

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	38,987	2,862,815
Illumina, Inc.*	17,887	4,161,232
IQVIA Holdings, Inc.*	18,254	1,865,376
Mettler-Toledo International, Inc.*	3,073	2,075,074
PerkinElmer, Inc.	13,819	1,107,731
Thermo Fisher Scientific, Inc.	49,247	11,036,745
Waters Corp.*	9,552	2,059,507

		25,168,480

Machinery 1.7%
Caterpillar, Inc.	72,962	11,876,754
Cummins, Inc.	19,041	3,579,708
Deere & Co.	39,211	6,525,495
Dover Corp.	18,767	1,993,243
Flowserve Corp.	16,193	733,867
Fortive Corp.	36,997	2,812,512
Illinois Tool Works, Inc.	37,756	6,557,084
Ingersoll-Rand plc	30,312	2,868,425
PACCAR, Inc.	42,799	3,191,093
Parker-Hannifin Corp.	16,204	3,263,810
Pentair plc	19,576	1,399,684
Snap-on, Inc.	7,148	1,224,524
Stanley Black & Decker, Inc.	18,688	3,106,506
Xylem, Inc.	21,469	1,551,350

		50,684,055

Media 2.7%
CBS Corp. (Non-Voting), Class B	43,441	2,502,636
Charter Communications, Inc., Class A*	23,714	8,946,107
Comcast Corp., Class A	571,131	24,290,201
Discovery Communications, Inc., Class A*(a)	19,264	482,949
Discovery Communications, Inc., Class C*	25,698	613,154
DISH Network Corp., Class A*	28,577	1,340,261
Interpublic Group of Cos., Inc. (The)	48,724	1,066,568
News Corp., Class A	48,327	826,875
News Corp., Class B	15,246	266,043
Omnicom Group, Inc.	28,796	2,207,213
Scripps Networks Interactive, Inc., Class A	12,099	1,064,591
Time Warner, Inc.	95,005	9,058,727
Twenty-First Century Fox, Inc., Class A	132,152	4,876,409
Twenty-First Century Fox, Inc., Class B	50,528	1,843,767
Viacom, Inc., Class B	44,238	1,478,434
Walt Disney Co. (The)	184,673	20,068,415

		80,932,350

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	163,883	3,195,719
Newmont Mining Corp.	64,375	2,607,831
Nucor Corp.	38,590	2,583,986

		8,387,536

Multiline Retail 0.5%
Dollar General Corp.	31,724	3,271,379
Dollar Tree, Inc.*	28,849	3,317,635
Kohl’s Corp.	21,137	1,369,043
Macy’s, Inc.	38,039	987,112
Nordstrom, Inc.	14,474	713,713
Target Corp.	66,404	4,994,909

		14,653,791

Multi-Utilities 0.9%
Ameren Corp.	29,066	1,646,008
CenterPoint Energy, Inc.	51,343	1,446,846
CMS Energy Corp.	35,359	1,582,315
Consolidated Edison, Inc.	38,853	3,122,227
Dominion Energy, Inc.	78,980	6,037,231
DTE Energy Co.	21,587	2,280,451
NiSource, Inc.	42,227	1,042,162
Public Service Enterprise Group, Inc.	61,670	3,198,823
SCANA Corp.	17,646	717,134
Sempra Energy	30,622	3,277,166
WEC Energy Group, Inc.	38,098	2,449,701

		26,800,064

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	66,679	4,004,074
Andeavor	17,268	1,867,707
Apache Corp.	45,873	2,058,321
Cabot Oil & Gas Corp.	57,988	1,527,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.*(a)	113,931	$398,758
Chevron Corp.	232,944	29,199,530
Cimarex Energy Co.	11,944	1,340,117
Concho Resources, Inc.*	18,038	2,839,903
ConocoPhillips	146,555	8,618,900
Devon Energy Corp.	63,432	2,624,182
EOG Resources, Inc.	70,977	8,162,355
EQT Corp.	30,508	1,656,279
Exxon Mobil Corp.	519,695	45,369,373
Hess Corp.	33,864	1,710,471
Kinder Morgan, Inc.	232,265	4,176,125
Marathon Oil Corp.	102,807	1,870,059
Marathon Petroleum Corp.	59,811	4,143,108
Newfield Exploration Co.*	25,056	793,273
Noble Energy, Inc.	58,254	1,777,912
Occidental Petroleum Corp.	93,686	7,023,639
ONEOK, Inc.	46,553	2,740,110
Phillips 66	52,769	5,403,546
Pioneer Natural Resources Co.	20,785	3,801,784
Range Resources Corp.	28,311	403,432
Valero Energy Corp.	53,961	5,178,637
Williams Cos., Inc. (The)	100,210	3,145,592

		151,835,171

Personal Products 0.2%
Coty, Inc., Class A	59,202	1,160,951
Estee Lauder Cos., Inc. (The), Class A	27,403	3,698,309

		4,859,260

Pharmaceuticals 4.4%
Allergan plc	40,601	7,318,736
Bristol-Myers Squibb Co.	200,407	12,545,478
Eli Lilly & Co.	118,599	9,659,889
Johnson & Johnson	329,422	45,522,826
Merck & Co., Inc.	335,013	19,849,520
Mylan NV*	65,208	2,794,163
Perrigo Co. plc	16,423	1,488,252
Pfizer, Inc.	730,601	27,061,461
Zoetis, Inc.	59,636	4,575,871

		130,816,196

Professional Services 0.3%
Equifax, Inc.	15,056	1,880,946
IHS Markit Ltd.*	44,071	2,103,509
Nielsen Holdings plc	41,718	1,560,670
Robert Half International, Inc.	15,627	904,491
Verisk Analytics, Inc.*	19,375	1,938,469

		8,388,085

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	36,078	1,648,404

Road & Rail 0.9%
CSX Corp.	109,390	6,210,070
JB Hunt Transport Services, Inc.	10,699	1,292,760
Kansas City Southern	12,982	1,468,654
Norfolk Southern Corp.	34,853	5,258,621
Union Pacific Corp.	96,378	12,866,463

		27,096,568

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*(a)	101,394	1,393,154
Analog Devices, Inc.	45,100	4,143,788
Applied Materials, Inc.	130,826	7,016,198
Broadcom Ltd.	49,832	12,359,831
Intel Corp.	573,463	27,606,509
KLA-Tencor Corp.	18,873	2,072,255
Lam Research Corp.	19,858	3,803,204
Microchip Technology, Inc.(a)	28,546	2,718,150
Micron Technology, Inc.*	141,249	6,175,406
NVIDIA Corp.	74,283	18,258,761
Qorvo, Inc.*	16,093	1,154,995
QUALCOMM, Inc.	180,588	12,325,131
Skyworks Solutions, Inc.	22,372	2,174,782
Texas Instruments, Inc.	121,024	13,272,702
Xilinx, Inc.	30,277	2,210,827

		116,685,693

Software 5.4%
Activision Blizzard, Inc.	92,599	6,864,364
Adobe Systems, Inc.*	60,424	12,070,298
ANSYS, Inc.*	10,154	1,641,394
Autodesk, Inc.*	26,670	3,083,585
CA, Inc.	39,358	1,410,984
Cadence Design Systems, Inc.*	35,432	1,589,480
Citrix Systems, Inc.*	17,874	1,657,992
Electronic Arts, Inc.*	37,621	4,776,362
Intuit, Inc.	29,641	4,976,724
Microsoft Corp.	945,674	89,848,487
Oracle Corp.	373,222	19,254,523
Red Hat, Inc.*	21,491	2,823,488
salesforce.com, Inc.*	83,878	9,554,543
Symantec Corp.	74,515	2,029,043
Synopsys, Inc.*	18,837	1,744,495

		163,325,762

Specialty Retail 2.2%
Advance Auto Parts, Inc.	9,374	1,096,664
AutoZone, Inc.*	3,335	2,552,742
Best Buy Co., Inc.	30,703	2,243,161
CarMax, Inc.*	22,745	1,623,311
Foot Locker, Inc.	15,547	764,135
Gap, Inc. (The)	26,930	895,153
Home Depot, Inc. (The)	143,062	28,741,156
L Brands, Inc.	29,429	1,474,099
Lowe’s Cos., Inc.	101,905	10,672,511
O’Reilly Automotive, Inc.*	10,329	2,733,983
Ross Stores, Inc.	46,988	3,871,341
Signet Jewelers Ltd.(a)	7,645	404,420
Tiffany & Co.	12,911	1,376,958
TJX Cos., Inc. (The)	77,034	6,187,371
Tractor Supply Co.	15,743	1,200,404
Ulta Beauty, Inc.*	7,247	1,609,559

		67,446,968

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	629,216	105,349,635
Hewlett Packard Enterprise Co.	194,509	3,189,947
HP, Inc.	204,315	4,764,626
NetApp, Inc.	33,617	2,067,445
Seagate Technology plc	34,710	1,915,992
Western Digital Corp.	36,065	3,209,064
Xerox Corp.	26,767	913,558

		121,410,267

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.(a)	45,696	992,517
Michael Kors Holdings Ltd.*	19,171	1,265,286
NIKE, Inc., Class B	160,559	10,953,335
PVH Corp.	9,790	1,518,233
Ralph Lauren Corp.	6,939	793,197
Tapestry, Inc.	35,685	1,678,623
Under Armour, Inc., Class A*(a)	22,216	307,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C*(a)	23,331	$299,803
VF Corp.	39,530	3,207,464

		21,016,372

Tobacco 1.2%
Altria Group, Inc.	233,849	16,448,939
Philip Morris International, Inc.	190,282	20,403,939

		36,852,878

Trading Companies & Distributors 0.2%
Fastenal Co.	36,033	1,980,374
United Rentals, Inc.*	10,199	1,847,141
WW Grainger, Inc.	6,502	1,753,329

		5,580,844

Water Utilities 0.1%
American Water Works Co., Inc.	21,478	1,786,325

Total Common Stocks (cost $1,585,732,850)		2,952,539,118

Short-Term Investment 0.0%†

	Shares	Value
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%(b)(c)	454,356	454,356

Total Short-Term Investment (cost $454,356)		454,356

Repurchase Agreement 0.3%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $7,550,128, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $7,700,861.(c)	$7,549,855	7,549,855

Total Repurchase Agreement (cost $7,549,855)		7,549,855

Total Investments (cost $1,593,737,061) — 98.5%		2,960,543,329
Other assets in excess of liabilities — 1.5%		43,757,966

NET ASSETS — 100.0%		$3,004,301,295

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $35,631,044, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $454,356 and $7,549,855, respectively, and by $28,338,180 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $36,342,391.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $8,004,211.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	405	3/2018	USD	57,222,450	516,302

					516,302

At January 31, 2018, the Fund has $2,117,200 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,952,539,118	$—	$—	$2,952,539,118
Futures Contracts	516,302	—	—	516,302
Repurchase Agreement	—	7,549,855	—	7,549,855
Short-Term Investment	454,356	—	—	454,356

Total	$2,953,509,776	$7,549,855	$—	$2,961,059,631

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide S&P 500 Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$516,302

Total		$516,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.5%

	Shares	Value

Aerospace & Defense 1.3%
AAR Corp.	9,425	$381,430
Aerojet Rocketdyne Holdings, Inc.*	20,047	551,292
Aerovironment, Inc.*	6,085	312,526
Astronics Corp.*	6,228	277,769
Axon Enterprise, Inc.*(a)	15,159	401,107
Cubic Corp.	7,338	425,971
Curtiss-Wright Corp.	12,612	1,647,884
Ducommun, Inc.*	3,034	88,532
Engility Holdings, Inc.*	5,060	132,370
Esterline Technologies Corp.*	7,606	559,421
KeyW Holding Corp. (The)*(a)	14,118	94,591
KLX, Inc.*	14,665	1,036,229
Kratos Defense & Security Solutions, Inc.*	23,729	270,748
Mercury Systems, Inc.*	13,577	651,967
Moog, Inc., Class A*	8,910	802,435
National Presto Industries, Inc.	1,488	151,255
Sparton Corp.*	2,791	64,221
Triumph Group, Inc.	14,176	413,230
Vectrus, Inc.*	3,148	95,699

		8,358,677

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	17,024	423,217
Atlas Air Worldwide Holdings, Inc.*	6,769	381,095
Echo Global Logistics, Inc.*	7,743	226,095
Forward Air Corp.	7,730	469,288
Hub Group, Inc., Class A*	9,464	454,745
Park-Ohio Holdings Corp.	2,595	108,082
Radiant Logistics, Inc.*	11,369	54,685

		2,117,207

Airlines 0.3%
Allegiant Travel Co.	3,677	585,562
Hawaiian Holdings, Inc.	14,647	547,065
SkyWest, Inc.	14,737	821,588

		1,954,215

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	28,700	506,555
Cooper Tire & Rubber Co.	14,337	560,577
Cooper-Standard Holdings, Inc.*	4,796	597,534
Dana, Inc.	41,334	1,363,609
Dorman Products, Inc.*	7,480	564,291
Fox Factory Holding Corp.*	10,168	389,943
Gentherm, Inc.*	10,667	341,344
Horizon Global Corp.*	7,031	59,412
LCI Industries	7,023	774,286
Modine Manufacturing Co.*	14,370	335,539
Motorcar Parts of America, Inc.*	5,095	138,686
Shiloh Industries, Inc.*	4,505	33,562
Standard Motor Products, Inc.	6,285	301,051
Stoneridge, Inc.*	7,625	185,592
Superior Industries International, Inc.	6,719	113,215
Tenneco, Inc.	14,228	825,366
Tower International, Inc.	5,633	170,117

		7,260,679

Automobiles 0.1%
Winnebago Industries, Inc.	9,136	415,231

Banks 10.1%
1st Source Corp.	4,814	251,724
Access National Corp.	4,422	128,459
ACNB Corp.	1,673	50,608
Allegiance Bancshares, Inc.*	3,351	135,380
American National Bankshares, Inc.	2,208	82,579
Ameris Bancorp	10,572	566,131
Ames National Corp.(a)	2,285	64,437
Arrow Financial Corp.	3,242	106,338
Atlantic Capital Bancshares, Inc.*	6,179	110,295
Banc of California, Inc.	12,626	248,732
BancFirst Corp.	4,896	272,952
Banco Latinoamericano de Comercio Exterior SA, Class E	8,431	250,232
Bancorp, Inc. (The)*	14,793	156,362
BancorpSouth Bank	24,251	813,621
Bank of Commerce Holdings(a)	4,396	50,994
Bank of Marin Bancorp	1,958	134,515
Bank of NT Butterfield & Son Ltd. (The)	15,424	619,891
Bankwell Financial Group, Inc.	1,662	55,511
Banner Corp.	9,139	496,613
Bar Harbor Bankshares	4,177	117,081
BCB Bancorp, Inc.(a)	2,826	42,814
Berkshire Hills Bancorp, Inc.	11,679	443,218
Blue Hills Bancorp, Inc.	6,683	128,982
Boston Private Financial Holdings, Inc.	24,548	378,039
Bridge Bancorp, Inc.	5,534	189,816
Brookline Bancorp, Inc.	22,182	354,912
Bryn Mawr Bank Corp.	4,961	222,749
BSB Bancorp, Inc.*	2,479	75,857
Byline Bancorp, Inc.*	1,952	43,666
C&F Financial Corp.	873	47,797
Cadence Bancorp*	4,643	129,911
Camden National Corp.	4,288	182,068
Capital City Bank Group, Inc.	3,224	79,085
Capstar Financial Holdings, Inc.*	2,517	49,233
Carolina Financial Corp.	5,410	223,108
Cathay General Bancorp	21,805	953,751
CBTX, Inc.	625	17,888
CenterState Bank Corp.	17,572	456,696
Central Pacific Financial Corp.	8,393	248,181
Central Valley Community Bancorp	3,017	58,500
Century Bancorp, Inc., Class A	902	72,295
Chemical Financial Corp.	20,261	1,183,445
Chemung Financial Corp.	1,041	46,501
Citizens & Northern Corp.	3,362	80,016
City Holding Co.	4,447	305,954
Civista Bancshares, Inc.	2,842	62,893
CNB Financial Corp.	4,186	112,729
CoBiz Financial, Inc.	10,738	215,404
Codorus Valley Bancorp, Inc.	2,488	68,047
Columbia Banking System, Inc.	20,112	866,425
Community Bank System, Inc.	13,774	734,154
Community Bankers Trust Corp.*	6,089	50,234
Community Financial Corp. (The)	1,128	41,556
Community Trust Bancorp, Inc.	4,529	214,222
ConnectOne Bancorp, Inc.	8,537	248,854
County Bancorp, Inc.	1,523	43,862
Customers Bancorp, Inc.*	7,993	244,985
CVB Financial Corp.	30,174	706,072
DNB Financial Corp.	867	29,521
Eagle Bancorp, Inc.*	9,149	576,387
Enterprise Bancorp, Inc.	2,725	91,424
Enterprise Financial Services Corp.	6,630	322,550
Equity Bancshares, Inc., Class A*	3,144	113,215
Evans Bancorp, Inc.	1,329	56,815
Farmers & Merchants Bancorp, Inc.(a)	2,478	100,805
Farmers Capital Bank Corp.	1,959	76,989
Farmers National Banc Corp.	6,795	99,207
FB Financial Corp.*	3,759	158,931
FCB Financial Holdings, Inc., Class A*	10,269	562,741
Fidelity Southern Corp.	6,313	151,259

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Financial Institutions, Inc.	4,240	$132,076
First Bancorp, Inc.	2,732	76,906
First Bancorp/NC	8,284	301,538
First Bancorp/PR*	56,115	336,690
First Bancshares, Inc. (The)(a)	2,959	95,132
First Busey Corp.	11,125	344,652
First Business Financial Services, Inc.	2,297	56,208
First Citizens BancShares, Inc., Class A	2,107	896,339
First Commonwealth Financial Corp.	28,732	415,752
First Community Bancshares, Inc.	4,762	131,812
First Connecticut Bancorp, Inc.	3,840	96,576
First Financial Bancorp	18,053	514,510
First Financial Bankshares, Inc.	18,443	856,677
First Financial Corp.	3,142	145,475
First Financial Northwest, Inc.	1,952	31,115
First Foundation, Inc.*	8,134	158,206
First Guaranty Bancshares, Inc.(a)	1,194	31,402
First Internet Bancorp	2,099	78,608
First Interstate BancSystem, Inc., Class A	7,753	324,463
First Merchants Corp.	11,915	514,251
First Mid-Illinois Bancshares, Inc.	2,996	115,346
First Midwest Bancorp, Inc.	29,685	737,969
First Northwest Bancorp*	3,140	53,223
First of Long Island Corp. (The)	6,681	187,736
Flushing Financial Corp.	8,095	227,955
FNB Bancorp	1,482	52,744
Franklin Financial Network, Inc.*	3,544	114,294
Fulton Financial Corp.	49,080	893,256
German American Bancorp, Inc.	5,990	207,793
Glacier Bancorp, Inc.	22,349	876,528
Great Southern Bancorp, Inc.	3,036	154,077
Great Western Bancorp, Inc.	17,294	728,942
Green Bancorp, Inc.*	6,300	150,255
Guaranty Bancorp	6,953	197,118
Guaranty Bancshares, Inc.	581	18,394
Hancock Holding Co.	24,546	1,318,120
Hanmi Financial Corp.	9,348	294,462
HarborOne Bancorp, Inc.*	3,558	65,681
Heartland Financial USA, Inc.	7,178	381,511
Heritage Commerce Corp.	10,722	171,659
Heritage Financial Corp.	8,738	269,130
Hilltop Holdings, Inc.	21,381	559,968
Home BancShares, Inc.	44,892	1,077,857
HomeTrust Bancshares, Inc.*	4,580	116,103
Hope Bancorp, Inc.	37,899	721,597
Horizon Bancorp	6,671	203,132
Howard Bancorp, Inc.*	2,514	52,794
IBERIABANK Corp.	14,468	1,222,546
Independent Bank Corp.	13,431	684,441
Independent Bank Group, Inc.	5,199	373,028
International Bancshares Corp.	15,112	627,148
Investar Holding Corp.	2,376	59,994
Investors Bancorp, Inc.	73,983	1,012,827
Lakeland Bancorp, Inc.	12,662	254,506
Lakeland Financial Corp.	7,065	339,615
LCNB Corp.	2,804	54,678
LegacyTexas Financial Group, Inc.	13,156	579,390
Live Oak Bancshares, Inc.	6,576	176,894
Macatawa Bank Corp.	8,053	83,429
MainSource Financial Group, Inc.	7,293	286,980
MB Financial, Inc.	23,139	989,886
MBT Financial Corp.	5,296	59,580
Mercantile Bank Corp.	4,803	167,577
Metropolitan Bank Holding Corp.*	731	34,715
Middlefield Banc Corp.	759	37,722
Midland States Bancorp, Inc.	4,546	145,881
MidSouth Bancorp, Inc.	4,122	58,326
MidWestOne Financial Group, Inc.	3,309	109,462
MutualFirst Financial, Inc.	1,737	65,224
National Bank Holdings Corp., Class A	7,024	233,478
National Bankshares, Inc.	1,823	79,483
National Commerce Corp.*	3,309	150,063
NBT Bancorp, Inc.	12,577	464,217
Nicolet Bankshares, Inc.*	2,645	143,597
Northeast Bancorp	2,007	44,856
Northrim BanCorp, Inc.	1,957	65,462
Norwood Financial Corp.(a)	1,665	52,298
OFG Bancorp(a)	12,010	136,914
Ohio Valley Banc Corp.(a)	1,158	47,594
Old Line Bancshares, Inc.	2,453	77,687
Old National Bancorp	36,425	630,153
Old Point Financial Corp.	1,012	29,692
Old Second Bancorp, Inc.	8,059	118,467
Opus Bank	5,528	149,809
Orrstown Financial Services, Inc.	1,896	47,684
Pacific Mercantile Bancorp*	5,140	44,461
Pacific Premier Bancorp, Inc.*	11,394	464,306
Park National Corp.	3,915	411,153
Parke Bancorp, Inc.	1,618	32,603
Peapack Gladstone Financial Corp.	4,788	170,070
Penns Woods Bancorp, Inc.	1,425	61,090
Peoples Bancorp of North Carolina, Inc.	1,321	41,612
Peoples Bancorp, Inc.	4,587	163,343
Peoples Financial Services Corp.	1,853	84,182
People’s Utah Bancorp	3,980	125,768
Preferred Bank	3,690	237,710
Premier Financial Bancorp, Inc.	2,679	50,955
QCR Holdings, Inc.	3,386	148,476
RBB Bancorp	1,140	30,643
Reliant Bancorp, Inc.	1,967	47,208
Renasant Corp.	12,663	545,395
Republic Bancorp, Inc., Class A	2,665	102,709
Republic First Bancorp, Inc.*(a)	14,533	128,617
S&T Bancorp, Inc.	10,062	406,102
Sandy Spring Bancorp, Inc.	9,249	349,797
Seacoast Banking Corp. of Florida*	12,371	319,048
ServisFirst Bancshares, Inc.	13,400	568,428
Shore Bancshares, Inc.	3,582	65,264
Sierra Bancorp	3,539	96,898
Simmons First National Corp., Class A	11,451	673,891
SmartFinancial, Inc.*	2,048	44,646
South State Corp.	10,175	901,505
Southern First Bancshares, Inc.*	2,006	87,361
Southern National Bancorp of Virginia, Inc.	6,160	100,962
Southside Bancshares, Inc.	7,847	269,388
State Bank Financial Corp.	11,045	336,983
Sterling Bancorp	61,194	1,514,552
Stock Yards Bancorp, Inc.	6,423	230,907
Summit Financial Group, Inc.	3,093	79,490
Sun Bancorp, Inc.	2,828	69,286
Texas Capital Bancshares, Inc.*	14,266	1,352,417
Tompkins Financial Corp.	4,283	352,791
Towne Bank(a)	18,622	568,911
TriCo Bancshares	5,791	214,151
TriState Capital Holdings, Inc.*	6,272	150,842
Triumph Bancorp, Inc.*	4,955	190,768
Trustmark Corp.	18,688	594,092
Two River Bancorp	2,042	36,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
UMB Financial Corp.	12,963	$987,521
Umpqua Holdings Corp.	63,550	1,375,858
Union Bankshares Corp.	16,057	606,152
Union Bankshares, Inc.(a)	1,061	57,347
United Bankshares, Inc.	28,632	1,053,658
United Community Banks, Inc.	19,628	621,815
United Security Bancshares	3,655	40,388
Unity Bancorp, Inc.	2,144	44,059
Univest Corp. of Pennsylvania	7,645	214,060
Valley National Bancorp	75,718	951,775
Veritex Holdings, Inc.*	4,692	133,769
Washington Trust Bancorp, Inc.	4,259	229,134
WesBanco, Inc.	12,295	504,218
West Bancorp, Inc.	4,769	122,086
Westamerica Bancorp(a)	7,476	443,850
Wintrust Financial Corp.	16,100	1,382,990

		63,291,790

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	2,334	443,110
Castle Brands, Inc.*(a)	25,659	28,481
Coca-Cola Bottling Co. Consolidated	1,365	276,440
Craft Brew Alliance, Inc.*	3,744	72,446
MGP Ingredients, Inc.	3,746	335,417
National Beverage Corp.	3,396	375,156
Primo Water Corp.*	7,513	97,444

		1,628,494

Biotechnology 6.4%
Abeona Therapeutics, Inc.*(a)	8,274	126,179
Acceleron Pharma, Inc.*	10,485	435,232
Achaogen, Inc.*(a)	9,759	107,056
Achillion Pharmaceuticals, Inc.*	33,196	87,969
Acorda Therapeutics, Inc.*	11,773	305,509
Adamas Pharmaceuticals, Inc.*(a)	4,080	154,387
Aduro Biotech, Inc.*	12,119	76,350
Advaxis, Inc.*(a)	10,338	30,600
Agenus, Inc.*	21,749	78,514
Aileron Therapeutics, Inc.*	1,371	12,654
Aimmune Therapeutics, Inc.*	10,268	361,536
Akebia Therapeutics, Inc.*	13,019	192,421
Alder Biopharmaceuticals, Inc.*	18,462	261,237
Allena Pharmaceuticals, Inc.*	1,276	10,642
AMAG Pharmaceuticals, Inc.*(a)	9,947	142,739
Amicus Therapeutics, Inc.*(a)	47,930	777,425
AnaptysBio, Inc.*(a)	5,089	536,330
Anavex Life Sciences Corp.*(a)	9,509	26,910
Apellis Pharmaceuticals, Inc.*(a)	2,773	46,033
Ardelyx, Inc.*	9,599	69,593
Arena Pharmaceuticals, Inc.*	11,414	427,112
Array BioPharma, Inc.*	56,682	840,027
Asterias Biotherapeutics, Inc.*(a)	8,032	16,867
Atara Biotherapeutics, Inc.*(a)	7,028	265,658
Athenex, Inc.*(a)	2,064	29,887
Athersys, Inc.*(a)	27,823	48,690
Audentes Therapeutics, Inc.*	4,506	158,161
Avexis, Inc.*	7,917	979,570
Axovant Sciences Ltd.*	8,852	17,970
Bellicum Pharmaceuticals, Inc.*(a)	8,195	49,826
BioCryst Pharmaceuticals, Inc.*	26,922	121,149
Biohaven Pharmaceutical Holding Co. Ltd.*	2,994	103,473
BioSpecifics Technologies Corp.*	1,655	70,867
BioTime, Inc.*(a)	20,525	59,728
Bluebird Bio, Inc.*	14,033	2,875,362
Blueprint Medicines Corp.*	12,199	959,451
Calithera Biosciences, Inc.*	9,055	72,440
Calyxt, Inc.*(a)	2,368	61,686
Cara Therapeutics, Inc.*(a)	7,806	114,514
Cascadian Therapeutics, Inc.*	10,039	100,992
Catalyst Pharmaceuticals, Inc.*	21,036	71,312
Celcuity, Inc.*	987	16,651
Celldex Therapeutics, Inc.*(a)	35,957	99,241
ChemoCentryx, Inc.*	6,652	62,196
Chimerix, Inc.*	12,523	59,985
Clovis Oncology, Inc.*	12,735	770,468
Coherus Biosciences, Inc.*	11,382	114,958
Conatus Pharmaceuticals, Inc.*	7,646	42,512
Concert Pharmaceuticals, Inc.*	4,981	100,018
Corbus Pharmaceuticals Holdings, Inc.*(a)	13,101	98,258
Corvus Pharmaceuticals, Inc.*	2,471	20,806
Curis, Inc.*	33,942	20,946
Cytokinetics, Inc.*	12,310	113,252
CytomX Therapeutics, Inc.*	8,604	230,157
Deciphera Pharmaceuticals, Inc.*	2,132	55,432
Dynavax Technologies Corp.*(a)	17,665	284,407
Eagle Pharmaceuticals, Inc.*(a)	2,344	140,101
Edge Therapeutics, Inc.*(a)	6,185	78,797
Editas Medicine, Inc.*(a)	9,995	364,917
Emergent BioSolutions, Inc.*	9,770	476,678
Enanta Pharmaceuticals, Inc.*	4,496	381,935
Epizyme, Inc.*(a)	13,707	221,368
Esperion Therapeutics, Inc.*	5,013	363,493
Exact Sciences Corp.*(a)	33,713	1,675,873
Fate Therapeutics, Inc.*(a)	11,074	101,216
FibroGen, Inc.*	19,908	1,165,613
Five Prime Therapeutics, Inc.*	7,737	154,740
Flexion Therapeutics, Inc.*(a)	9,238	208,686
Fortress Biotech, Inc.*(a)	9,119	36,111
Foundation Medicine, Inc.*	4,253	295,158
G1 Therapeutics, Inc.*	2,299	54,969
Genocea Biosciences, Inc.*	8,395	7,639
Genomic Health, Inc.*	5,685	188,799
Geron Corp.*(a)	39,881	97,708
Global Blood Therapeutics, Inc.*	10,706	619,877
Halozyme Therapeutics, Inc.*	34,624	646,776
Heron Therapeutics, Inc. *	12,858	278,376
Idera Pharmaceuticals, Inc.*(a)	38,421	70,310
Ignyta, Inc.*	16,602	446,594
Immune Design Corp.*	9,242	31,423
ImmunoGen, Inc.*	28,006	257,095
Immunomedics, Inc.*(a)	29,638	494,065
Inovio Pharmaceuticals, Inc.*(a)	23,159	105,605
Insmed, Inc.*	22,139	563,216
Insys Therapeutics, Inc.*(a)	7,135	67,497
Intellia Therapeutics, Inc.*(a)	5,188	133,332
Invitae Corp.*(a)	11,540	79,511
Iovance Biotherapeutics, Inc.*	17,024	264,723
Ironwood Pharmaceuticals, Inc.*	39,160	579,960
Jounce Therapeutics, Inc.*(a)	4,236	102,426
Karyopharm Therapeutics, Inc.*	9,991	118,094
Keryx Biopharmaceuticals, Inc.*(a)	26,540	122,880
Kindred Biosciences, Inc.*	7,653	66,964
Kura Oncology, Inc.*(a)	5,646	110,662
La Jolla Pharmaceutical Co.*(a)	4,908	168,148
Lexicon Pharmaceuticals, Inc.*(a)	12,201	133,967
Ligand Pharmaceuticals, Inc.*	5,796	913,566
Loxo Oncology, Inc.*	6,627	672,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Biotechnology (continued)
MacroGenics, Inc.*	9,928	$224,075
Madrigal Pharmaceuticals, Inc.*(a)	1,233	183,002
Matinas BioPharma Holdings, Inc.*(a)	15,632	15,321
MediciNova, Inc.*(a)	8,941	79,038
Merrimack Pharmaceuticals, Inc.	3,791	39,806
Mersana Therapeutics, Inc.*	1,051	14,977
MiMedx Group, Inc.*(a)	30,481	510,557
Minerva Neurosciences, Inc.*	8,741	55,942
Miragen Therapeutics, Inc.*	3,697	27,728
Momenta Pharmaceuticals, Inc.*	21,334	362,678
Myriad Genetics, Inc.*	18,634	687,222
NantKwest, Inc.*(a)	9,068	40,081
Natera, Inc.*	9,292	96,730
NewLink Genetics Corp.*(a)	8,789	72,509
Novavax, Inc.*(a)	95,219	192,342
Novelion Therapeutics, Inc.*	4,364	22,736
Nymox Pharmaceutical Corp.*(a)	8,265	27,770
Organovo Holdings, Inc.*(a)	29,999	41,999
Otonomy, Inc.*	8,348	48,418
Ovid therapeutics, Inc.*(a)	1,507	12,810
PDL BioPharma, Inc.*	46,583	128,569
Pieris Pharmaceuticals, Inc.*(a)	10,120	76,204
Portola Pharmaceuticals, Inc.*	16,361	839,483
Progenics Pharmaceuticals, Inc.*	19,724	115,385
Protagonist Therapeutics, Inc.*	2,892	66,111
Prothena Corp. plc*(a)	10,839	453,070
PTC Therapeutics, Inc.*	11,737	308,566
Puma Biotechnology, Inc.*	8,326	556,593
Ra Pharmaceuticals, Inc.*	3,481	25,620
Radius Health, Inc.*(a)	10,842	408,310
Recro Pharma, Inc.*	3,977	34,242
REGENXBIO, Inc.*	7,996	214,293
Repligen Corp.*	10,950	387,302
Retrophin, Inc.*	10,880	260,141
Rhythm Pharmaceuticals, Inc.*(a)	2,206	69,643
Rigel Pharmaceuticals, Inc.*	42,347	169,388
Sage Therapeutics, Inc.*	10,843	2,058,001
Sangamo Therapeutics, Inc.*	24,057	501,588
Sarepta Therapeutics, Inc.*(a)	17,498	1,146,819
Selecta Biosciences, Inc.*	3,456	31,588
Seres Therapeutics, Inc.*(a)	5,387	54,409
Spark Therapeutics, Inc.*	7,758	434,836
Spectrum Pharmaceuticals, Inc.*	24,726	532,598
Spero Therapeutics, Inc.*	1,631	19,735
Stemline Therapeutics, Inc.*	6,266	99,943
Strongbridge Biopharma plc*	6,321	42,667
Syndax Pharmaceuticals, Inc.*	2,603	28,373
Synergy Pharmaceuticals, Inc.*(a)	72,950	159,031
Syros Pharmaceuticals, Inc.*	3,681	35,264
TG Therapeutics, Inc.*(a)	15,675	180,263
Tocagen, Inc.*(a)	4,687	60,978
Trevena, Inc.*	16,680	27,188
Ultragenyx Pharmaceutical, Inc.*(a)	11,515	614,325
Vanda Pharmaceuticals, Inc.*	12,942	205,131
VBI Vaccines, Inc.*	10,828	43,312
Veracyte, Inc.*	6,944	44,372
Versartis, Inc.*	9,303	18,606
Voyager Therapeutics, Inc.*(a)	4,598	94,903
vTv Therapeutics, Inc., Class A*	3,134	24,320
XBiotech, Inc.*(a)	5,325	26,199
Xencor, Inc.*	10,958	249,404
ZIOPHARM Oncology, Inc.*(a)	37,287	146,911

		40,184,080

Building Products 1.4%
AAON, Inc.	12,002	436,873
Advanced Drainage Systems, Inc.	10,261	253,447
American Woodmark Corp.*	4,083	554,676
Apogee Enterprises, Inc.	8,216	373,910
Armstrong Flooring, Inc.*	6,410	99,291
Builders FirstSource, Inc.*	30,598	655,409
Caesarstone Ltd.*	6,455	136,846
Continental Building Products, Inc.*	9,773	278,042
CSW Industrials, Inc.*	4,101	196,438
Gibraltar Industries, Inc.*	9,365	347,441
Griffon Corp.	8,667	173,773
Insteel Industries, Inc.	5,263	164,890
JELD-WEN Holding, Inc.*	19,558	768,238
Masonite International Corp.*	7,921	552,490
NCI Building Systems, Inc.*	11,805	217,802
Patrick Industries, Inc.*	7,043	451,104
PGT Innovations, Inc.*	14,024	223,683
Ply Gem Holdings, Inc.*	6,703	143,779
Quanex Building Products Corp.	9,619	199,113
Simpson Manufacturing Co., Inc.	11,928	700,651
Trex Co., Inc.*	8,556	954,764
Universal Forest Products, Inc.	17,391	649,206

		8,531,866

Capital Markets 1.4%
Actua Corp.*	8,968	139,901
Arlington Asset Investment Corp., Class A(a)	6,847	71,893
Artisan Partners Asset Management, Inc., Class A	13,004	509,107
Associated Capital Group, Inc., Class A	1,342	46,500
B. Riley Financial, Inc.	6,121	114,769
Cohen & Steers, Inc.	6,371	259,746
Cowen, Inc.*(a)	7,755	100,427
Diamond Hill Investment Group, Inc.	915	192,479
Donnelley Financial Solutions, Inc.*	9,738	208,880
Evercore, Inc., Class A	11,035	1,109,569
Financial Engines, Inc.	16,997	483,565
GAIN Capital Holdings, Inc.(a)	11,147	81,373
GAMCO Investors, Inc., Class A	1,385	40,830
Greenhill & Co., Inc.(a)	6,410	118,905
Hamilton Lane, Inc., Class A	4,227	157,582
Houlihan Lokey, Inc.	7,648	364,810
INTL. FCStone, Inc.*	4,564	198,534
Investment Technology Group, Inc.	9,370	200,143
Ladenburg Thalmann Financial Services, Inc.	27,443	85,348
Medley Management, Inc., Class A	1,529	9,786
Moelis & Co., Class A	9,100	470,470
OM Asset Management plc	22,007	393,705
Oppenheimer Holdings, Inc., Class A	2,976	81,840
Piper Jaffray Cos.	4,202	387,845
PJT Partners, Inc., Class A	5,139	243,332
Pzena Investment Management, Inc., Class A	4,591	57,433
Safeguard Scientifics, Inc.*	6,092	76,150
Silvercrest Asset Management Group, Inc., Class A	2,243	33,645
Stifel Financial Corp.	19,042	1,285,716
Virtu Financial, Inc., Class A(a)	6,998	133,662
Virtus Investment Partners, Inc.	1,986	254,208
Waddell & Reed Financial, Inc., Class A(a)	22,584	519,432
Westwood Holdings Group, Inc.	2,412	157,914
WisdomTree Investments, Inc.	31,899	369,709

		8,959,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals 2.2%
A Schulman, Inc.	8,320	$324,480
Advanced Emissions Solutions, Inc.(a)	1,250	10,075
AdvanSix, Inc.*	8,705	343,499
AgroFresh Solutions, Inc.*	6,067	45,745
American Vanguard Corp.	8,147	172,309
Balchem Corp.	9,187	725,773
Calgon Carbon Corp.	14,651	312,799
Chase Corp.	2,051	230,430
Codexis, Inc.*	12,482	107,345
Core Molding Technologies, Inc.	2,121	44,117
Ferro Corp.*	24,316	571,912
Flotek Industries, Inc.*	16,752	92,136
FutureFuel Corp.	7,422	99,455
GCP Applied Technologies, Inc.*	20,790	694,386
Hawkins, Inc.	2,665	94,075
HB Fuller Co.	14,651	759,654
Ingevity Corp.*	12,327	894,324
Innophos Holdings, Inc.	5,635	260,731
Innospec, Inc.	6,947	498,795
Intrepid Potash, Inc.*(a)	28,006	108,943
KMG Chemicals, Inc.	3,502	212,747
Koppers Holdings, Inc.*	6,102	279,472
Kraton Corp.*	8,707	437,614
Kronos Worldwide, Inc.	6,654	182,652
LSB Industries, Inc.*(a)	6,241	52,986
Minerals Technologies, Inc.	10,263	771,264
OMNOVA Solutions, Inc.*	11,871	130,581
PolyOne Corp.	22,814	991,496
PQ Group Holdings, Inc.*	6,777	110,736
Quaker Chemical Corp.	3,775	580,973
Rayonier Advanced Materials, Inc.(a)	12,211	231,032
Sensient Technologies Corp.	12,488	897,263
Stepan Co.	5,812	455,777
Trecora Resources*	6,136	81,609
Tredegar Corp.	7,174	131,643
Trinseo SA	12,508	1,031,285
Tronox Ltd., Class A	25,889	508,201
Valhi, Inc.	6,575	38,069

		13,516,383

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	16,245	617,797
ACCO Brands Corp.*	28,900	342,465
Advanced Disposal Services, Inc.*	12,830	312,667
Aqua Metals, Inc.*(a)	4,919	8,953
ARC Document Solutions, Inc.*	10,541	25,509
Brady Corp., Class A	13,577	519,320
Brink’s Co. (The)	13,078	1,090,705
Casella Waste Systems, Inc., Class A*	11,174	285,831
CECO Environmental Corp.	8,907	40,349
Covanta Holding Corp.	34,185	558,925
Deluxe Corp.	13,700	1,017,499
Ennis, Inc.	7,172	142,723
Essendant, Inc.	10,545	95,432
Healthcare Services Group, Inc.	20,302	1,120,264
Heritage-Crystal Clean, Inc.*	4,278	93,047
Herman Miller, Inc.	17,343	702,392
HNI Corp.	12,079	469,752
Hudson Technologies, Inc.*	10,756	67,548
InnerWorkings, Inc.*	12,853	128,659
Interface, Inc.	16,132	402,493
Kimball International, Inc., Class B	10,357	192,329
Knoll, Inc.	14,141	324,395
LSC Communications, Inc.	9,377	128,277
Matthews International Corp., Class A	9,136	511,616
McGrath RentCorp	6,833	326,617
Mobile Mini, Inc.	12,825	485,426
MSA Safety, Inc.	9,681	758,119
Multi-Color Corp.	4,002	310,155
NL Industries, Inc.*	2,186	28,418
Quad/Graphics, Inc.	9,225	204,057
RR Donnelley & Sons Co.	20,034	163,678
SP Plus Corp.*	4,955	191,015
Steelcase, Inc., Class A	23,054	358,490
Team, Inc.*(a)	8,802	149,634
Tetra Tech, Inc.	15,673	778,948
UniFirst Corp.	4,337	716,906
US Ecology, Inc.	6,383	333,512
Viad Corp.	5,899	335,063
VSE Corp.	2,369	117,384

		14,456,369

Communications Equipment 1.6%
Acacia Communications, Inc.*(a)	5,260	194,147
ADTRAN, Inc.	14,126	226,016
Aerohive Networks, Inc.*	9,375	38,531
Applied Optoelectronics, Inc.*(a)	5,350	173,286
CalAmp Corp.*	10,225	250,308
Calix, Inc.*	12,291	78,662
Ciena Corp.*	40,111	853,562
Clearfield, Inc.*	3,294	42,657
Comtech Telecommunications Corp.	6,777	146,587
Digi International, Inc.*	7,842	81,165
EMCORE Corp.*	7,950	53,662
Extreme Networks, Inc.*	31,598	474,918
Finisar Corp.*	33,061	593,776
Harmonic, Inc.*	23,158	84,527
Infinera Corp.*	41,977	271,591
InterDigital, Inc.	9,812	765,827
KVH Industries, Inc.*	4,446	49,128
Lumentum Holdings, Inc.*(a)	17,656	817,473
NETGEAR, Inc.*	8,818	614,615
NetScout Systems, Inc.*	23,796	678,186
Oclaro, Inc.*(a)	48,020	285,239
Plantronics, Inc.	9,262	546,365
Quantenna Communications, Inc.*(a)	6,271	86,289
Ribbon Communications, Inc.*	12,916	90,154
Ubiquiti Networks, Inc.*(a)	6,412	517,256
ViaSat, Inc.*(a)	15,175	1,147,533
Viavi Solutions, Inc.*	66,337	569,171

		9,730,631

Construction & Engineering 1.2%
Aegion Corp.*	9,523	238,837
Ameresco, Inc., Class A*	4,769	41,490
Argan, Inc.	4,211	183,600
Chicago Bridge & Iron Co. NV(a)	29,211	609,633
Comfort Systems USA, Inc.	10,676	454,798
Dycom Industries, Inc.*	8,576	1,000,905
EMCOR Group, Inc.	16,720	1,359,002
Granite Construction, Inc.	11,506	767,335
Great Lakes Dredge & Dock Corp.*	15,537	73,024
HC2 Holdings, Inc.*	12,286	73,716
IES Holdings, Inc.*	2,174	38,045
KBR, Inc.	40,807	830,014
Layne Christensen Co.*	5,166	69,689
MasTec, Inc.*	18,814	1,004,668
MYR Group, Inc.*	4,761	161,303
Northwest Pipe Co.*	2,710	51,490
NV5 Global, Inc.*	2,329	113,539
Orion Group Holdings, Inc.*	8,235	61,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Construction & Engineering (continued)
Primoris Services Corp.	11,473	$298,298
Sterling Construction Co., Inc.*	7,487	104,444
Tutor Perini Corp.*	10,894	269,626

		7,805,383

Construction Materials 0.2%
Forterra, Inc.*(a)	5,835	40,553
Summit Materials, Inc., Class A*	31,419	1,003,837
United States Lime & Minerals, Inc.	626	48,046
US Concrete, Inc.*(a)	4,413	343,552

		1,435,988

Consumer Finance 0.6%
Elevate Credit, Inc.*	4,265	31,860
Encore Capital Group, Inc.*	6,989	289,694
Enova International, Inc.*	9,752	174,561
EZCORP, Inc., Class A*	14,058	165,884
FirstCash, Inc.	13,255	968,940
Green Dot Corp., Class A*	13,241	811,144
LendingClub Corp.*	92,272	337,715
Nelnet, Inc., Class A	5,243	273,213
PRA Group, Inc.*(a)	12,701	454,061
Regional Management Corp.*	3,223	91,404
World Acceptance Corp.*(a)	1,677	197,970

		3,796,446

Containers & Packaging 0.1%
Greif, Inc., Class A	7,502	443,518
Greif, Inc., Class B	1,553	98,848
Myers Industries, Inc.	6,568	137,928
UFP Technologies, Inc.*	1,738	50,663

		730,957

Distributors 0.1%
Core-Mark Holding Co., Inc.	13,219	292,008
Funko, Inc., Class A*(a)	2,224	16,391
VOXX International Corp.*	5,782	34,403
Weyco Group, Inc.	1,673	51,829

		394,631

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	17,058	784,668
American Public Education, Inc.*	4,695	119,253
Ascent Capital Group, Inc., Class A*	3,072	28,969
Bridgepoint Education, Inc.*	5,693	44,007
Cambium Learning Group, Inc.*	4,843	33,998
Capella Education Co.	3,336	265,379
Career Education Corp.*	19,614	243,214
Carriage Services, Inc.	4,492	119,622
Chegg, Inc.*(a)	27,584	477,755
Collectors Universe, Inc.	1,960	54,331
Grand Canyon Education, Inc.*	13,375	1,243,741
Houghton Mifflin Harcourt Co.*	30,060	252,504
K12, Inc.*	10,858	188,386
Laureate Education, Inc., Class A*	15,245	219,528
Liberty Tax, Inc., Class A	2,264	23,319
Regis Corp.*	10,432	166,078
Sotheby’s*	11,044	582,681
Strayer Education, Inc.	3,082	285,023
Weight Watchers International, Inc.*	8,110	521,392

		5,653,848

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	17,944	312,405
Marlin Business Services Corp.	2,354	55,790
On Deck Capital, Inc.*	14,467	65,102
Tiptree, Inc.	6,902	42,447

		475,744

Diversified Telecommunication Services 0.6%
ATN International, Inc.	2,989	177,427
Cincinnati Bell, Inc.*	12,262	211,519
Cogent Communications Holdings, Inc.	12,119	546,567
Consolidated Communications Holdings, Inc.	19,079	237,534
Frontier Communications Corp. (a)	22,384	183,325
General Communication, Inc., Class A*	7,724	323,867
Globalstar, Inc.*(a)	159,330	167,296
Hawaiian Telcom Holdco, Inc.*	1,498	42,978
IDT Corp., Class B*	4,523	49,165
Intelsat SA*	11,505	32,329
Iridium Communications, Inc.*(a)	24,493	311,061
Ooma, Inc.*	5,041	51,670
ORBCOMM, Inc.*	19,872	228,329
pdvWireless, Inc.*(a)	2,614	89,922
Straight Path Communications, Inc., Class B*	2,839	518,118
Vonage Holdings Corp.*	57,964	648,617
Windstream Holdings, Inc.(a)	52,449	86,541

		3,906,265

Electric Utilities 1.0%
ALLETE, Inc.	14,810	1,072,836
El Paso Electric Co.	11,764	614,081
Genie Energy Ltd., Class B	4,876	21,308
IDACORP, Inc.	14,547	1,255,115
MGE Energy, Inc.	10,092	603,502
Otter Tail Corp.	11,413	486,194
PNM Resources, Inc.	22,762	867,232
Portland General Electric Co.	25,510	1,080,348
Spark Energy, Inc., Class A	3,453	34,185

		6,034,801

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,933	67,365
Atkore International Group, Inc.*	9,625	225,033
AZZ, Inc.	7,524	342,342
Babcock & Wilcox Enterprises, Inc.*(a)	13,582	88,283
Encore Wire Corp.	5,868	296,921
Energous Corp.*(a)	5,629	104,587
EnerSys	12,619	887,242
Generac Holdings, Inc.*	16,971	830,391
General Cable Corp.	14,269	423,789
LSI Industries, Inc.	7,032	55,834
Plug Power, Inc.*(a)	66,669	128,671
Powell Industries, Inc.	2,602	84,799
Preformed Line Products Co.	871	64,332
Revolution Lighting Technologies, Inc.*	3,473	12,329
Sunrun, Inc.*(a)	25,482	161,301
Thermon Group Holdings, Inc.*	9,098	210,892
TPI Composites, Inc.*	3,160	63,453
Vicor Corp.*	5,039	92,214
Vivint Solar, Inc.*(a)	8,385	28,928

		4,168,706

Electronic Equipment, Instruments & Components 2.7%
Akoustis Technologies, Inc.*(a)	2,453	14,276
Anixter International, Inc.*	8,424	705,089
AVX Corp.	13,478	241,795
Badger Meter, Inc.	8,136	392,155
Bel Fuse, Inc., Class B	2,735	56,204
Belden, Inc.	11,866	1,005,881
Benchmark Electronics, Inc.*	14,565	421,657
Control4 Corp.*	7,199	195,165
CTS Corp.	9,053	248,957
Daktronics, Inc.	9,908	91,748
Electro Scientific Industries, Inc.*	9,325	218,391

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus, Inc.*	3,808	$293,978
Fabrinet*	10,527	261,175
FARO Technologies, Inc.*	4,843	261,038
Fitbit, Inc., Class A*(a)	54,477	280,557
II-VI, Inc.*	17,571	749,403
Insight Enterprises, Inc.*	10,335	383,635
Iteris, Inc.*	6,721	45,434
Itron, Inc.*	9,910	725,412
KEMET Corp.*	15,599	317,596
Kimball Electronics, Inc.*	7,871	145,613
Knowles Corp.*	25,692	391,546
Littelfuse, Inc.	6,936	1,507,470
Maxwell Technologies, Inc.*(a)	11,147	64,541
Mesa Laboratories, Inc. (a)	913	129,199
Methode Electronics, Inc.	10,398	424,758
MicroVision, Inc.*(a)	20,180	24,014
MTS Systems Corp.	4,763	246,962
Napco Security Technologies, Inc.*	3,350	30,653
Novanta, Inc.*	9,267	536,559
OSI Systems, Inc.*	5,044	333,308
Park Electrochemical Corp.	5,212	95,380
PC Connection, Inc.	3,314	86,827
PCM, Inc.*	2,922	25,860
Plexus Corp.*	9,732	581,487
Radisys Corp.*(a)	10,632	9,250
Rogers Corp.*	5,223	860,646
Sanmina Corp.*	19,957	521,876
ScanSource, Inc.*	7,215	246,753
SYNNEX Corp.	8,265	1,014,363
Systemax, Inc.	3,425	106,346
Tech Data Corp.*	9,983	1,000,995
TTM Technologies, Inc.*	26,798	441,899
VeriFone Systems, Inc.*	32,333	571,647
Vishay Intertechnology, Inc.	36,819	808,177
Vishay Precision Group, Inc.*	2,938	80,501

		17,196,176

Energy Equipment & Services 1.5%
Archrock, Inc.	19,745	183,629
Basic Energy Services, Inc.*	5,158	100,529
Bristow Group, Inc.(a)	8,954	137,981
C&J Energy Services, Inc.*	13,440	411,533
CARBO Ceramics, Inc.*(a)	6,139	48,867
Diamond Offshore Drilling, Inc.*(a)	19,022	336,309
Dril-Quip, Inc.*	10,978	567,014
Ensco plc, Class A	123,991	731,547
Era Group, Inc.*	5,712	57,863
Exterran Corp.*	9,143	264,050
Fairmount Santrol Holdings, Inc.*(a)	45,325	252,460
Forum Energy Technologies, Inc.*	21,576	364,634
Frank’s International NV(a)	14,799	102,409
Geospace Technologies Corp.*	3,945	54,283
Gulf Island Fabrication, Inc.	3,855	49,730
Helix Energy Solutions Group, Inc.*	39,822	299,860
Independence Contract Drilling, Inc.*	8,687	39,960
Keane Group, Inc.*	10,923	180,557
Key Energy Services, Inc.*(a)	2,999	44,415
Mammoth Energy Services, Inc.*(a)	2,493	57,239
Matrix Service Co.*	7,344	131,458
McDermott International, Inc.*	82,036	720,276
Natural Gas Services Group, Inc.*	3,331	91,769
NCS Multistage Holdings, Inc.*(a)	3,267	53,383
Newpark Resources, Inc.*	24,328	221,385
Noble Corp. plc*	72,052	337,924
Oil States International, Inc.*	14,529	464,928
Parker Drilling Co.*	36,573	41,693
PHI, Inc. (Non-Voting)*	3,551	40,801
Pioneer Energy Services Corp.*	22,659	73,642
ProPetro Holding Corp.*	15,356	286,850
Ranger Energy Services, Inc.*	1,295	13,986
RigNet, Inc.*(a)	3,844	63,426
Rowan Cos. plc, Class A*	33,835	498,051
SEACOR Holdings, Inc.*	4,683	218,134
SEACOR Marine Holdings, Inc.*	4,662	69,744
Select Energy Services, Inc., Class A*	6,970	124,902
Smart Sand, Inc.*(a)	6,433	59,119
Solaris Oilfield Infrastructure, Inc., Class A*	4,041	76,254
Superior Energy Services, Inc. *	44,207	461,963
TETRA Technologies, Inc.*	34,192	131,297
Unit Corp.*	15,061	364,928
US Silica Holdings, Inc.	23,667	787,874
Willbros Group, Inc.*	15,145	16,811

		9,635,467

Equity Real Estate Investment Trusts (REITs) 5.9%
Acadia Realty Trust	24,134	592,731
Agree Realty Corp.	8,054	387,720
Alexander & Baldwin, Inc.	19,018	504,357
Alexander’s, Inc.	621	225,647
Altisource Residential Corp.	14,042	154,602
American Assets Trust, Inc.	11,859	418,148
Armada Hoffler Properties, Inc.	13,084	188,279
Ashford Hospitality Prime, Inc.	7,082	63,880
Ashford Hospitality Trust, Inc.	21,599	139,098
Bluerock Residential Growth REIT, Inc.	6,255	52,417
CareTrust REIT, Inc.	21,923	348,356
CatchMark Timber Trust, Inc., Class A	10,895	143,487
CBL & Associates Properties, Inc.	46,262	257,217
Cedar Realty Trust, Inc.	24,664	126,033
Chatham Lodging Trust	11,928	267,187
Chesapeake Lodging Trust	17,307	473,693
City Office REIT, Inc.	7,974	93,136
Clipper Realty, Inc.	4,694	44,358
Community Healthcare Trust, Inc.	5,045	134,399
CorEnergy Infrastructure Trust, Inc.	3,357	128,674
Cousins Properties, Inc.	121,183	1,090,647
DiamondRock Hospitality Co.	58,256	685,091
Easterly Government Properties, Inc.	11,596	241,545
EastGroup Properties, Inc.	9,750	846,397
Education Realty Trust, Inc.	21,397	706,743
Farmland Partners, Inc.	8,589	70,000
First Industrial Realty Trust, Inc.	34,550	1,066,213
Four Corners Property Trust, Inc.	17,965	423,974
Franklin Street Properties Corp.	29,788	302,050
GEO Group, Inc. (The)	35,489	800,277
Getty Realty Corp.	9,019	236,659
Gladstone Commercial Corp.	8,039	152,741
Global Medical REIT, Inc.	5,739	46,027
Global Net Lease, Inc.	20,028	367,314
Government Properties Income Trust	23,753	407,601
Gramercy Property Trust	45,288	1,143,069
Healthcare Realty Trust, Inc.	35,578	1,062,715
Hersha Hospitality Trust	11,639	215,903
Independence Realty Trust, Inc.	22,002	202,198
InfraREIT, Inc.	12,370	234,783
Investors Real Estate Trust	34,412	195,116
iStar, Inc.*	19,819	209,090
Jernigan Capital, Inc.	3,764	66,773
Kite Realty Group Trust	24,372	410,912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	32,041	$978,532
Lexington Realty Trust	63,277	570,759
LTC Properties, Inc.	11,463	469,754
Mack-Cali Realty Corp.	26,607	534,002
MedEquities Realty Trust, Inc.	7,866	85,897
Monmouth Real Estate Investment Corp.	20,361	347,969
National Health Investors, Inc.	11,558	815,186
National Storage Affiliates Trust	12,884	326,867
New Senior Investment Group, Inc.	23,698	181,527
NexPoint Residential Trust, Inc.	4,820	127,778
NorthStar Realty Europe Corp.	15,430	184,080
One Liberty Properties, Inc.	3,965	96,905
Pebblebrook Hotel Trust	20,034	781,326
Pennsylvania REIT	19,354	215,991
Physicians Realty Trust	52,266	851,936
Potlatch Corp.	11,766	622,421
Preferred Apartment Communities, Inc., Class A	9,558	159,332
PS Business Parks, Inc.	5,733	700,057
QTS Realty Trust, Inc., Class A	14,207	707,509
Quality Care Properties, Inc.*	27,496	371,196
RAIT Financial Trust	24,297	15,526
Ramco-Gershenson Properties Trust	23,061	304,866
Retail Opportunity Investments Corp.	31,541	579,408
Rexford Industrial Realty, Inc.	20,984	623,015
RLJ Lodging Trust	49,259	1,138,868
Ryman Hospitality Properties, Inc.	12,823	981,601
Sabra Health Care REIT, Inc.	50,793	919,353
Safety Income & Growth, Inc.	3,041	53,552
Saul Centers, Inc.	3,336	182,579
Select Income REIT	18,698	418,087
Seritage Growth Properties, Class A	7,419	305,663
STAG Industrial, Inc.	27,088	685,868
Summit Hotel Properties, Inc.	30,133	466,760
Sunstone Hotel Investors, Inc.	65,520	1,104,012
Terreno Realty Corp.	14,864	529,158
Tier REIT, Inc.	14,029	272,303
UMH Properties, Inc.	8,803	117,784
Universal Health Realty Income Trust	3,699	246,168
Urban Edge Properties	28,400	663,992
Urstadt Biddle Properties, Inc., Class A	8,650	167,983
Washington Prime Group, Inc.	51,256	337,264
Washington REIT	22,574	646,971
Whitestone REIT	11,057	145,289
Xenia Hotels & Resorts, Inc.	31,373	696,481

		36,658,832

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	7,659	261,172
Chefs’ Warehouse, Inc. (The)*	5,659	115,161
Ingles Markets, Inc., Class A	4,196	140,986
Natural Grocers by Vitamin Cottage, Inc.*	2,367	20,356
Performance Food Group Co.*	25,412	872,902
PriceSmart, Inc.	6,415	546,558
Smart & Final Stores, Inc.*	7,078	66,533
SpartanNash Co.	10,921	266,145
SUPERVALU, Inc.*	10,898	172,624
United Natural Foods, Inc.*	14,712	700,291
Village Super Market, Inc., Class A	2,052	48,181
Weis Markets, Inc.	2,641	105,006

		3,315,915

Food Products 1.2%
Alico, Inc.	1,037	27,895
B&G Foods, Inc.(a)	19,089	629,937
Calavo Growers, Inc.(a)	4,699	408,813
Cal-Maine Foods, Inc.*(a)	7,997	340,272
Darling Ingredients, Inc.*	47,597	882,448
Dean Foods Co.	26,503	274,836
Farmer Brothers Co.*	2,429	76,756
Fresh Del Monte Produce, Inc.	9,421	445,708
Freshpet, Inc.*	6,835	125,764
Hostess Brands, Inc.*(a)	23,144	319,387
J&J Snack Foods Corp.	4,349	602,076
John B Sanfilippo & Son, Inc.	2,440	152,793
Lancaster Colony Corp.	5,446	699,266
Landec Corp.*	7,104	93,418
Lifeway Foods, Inc.*	1,982	15,737
Limoneira Co.	3,391	73,076
Sanderson Farms, Inc.(a)	5,728	726,883
Seneca Foods Corp., Class A*	1,894	59,756
Snyder’s-Lance, Inc.	24,929	1,245,952
Tootsie Roll Industries, Inc.(a)	4,731	169,370

		7,370,143

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,584	336,924
New Jersey Resources Corp.	24,903	966,236
Northwest Natural Gas Co.	8,286	475,202
ONE Gas, Inc.	15,081	1,068,187
RGC Resources, Inc.	1,848	45,091
South Jersey Industries, Inc.	23,139	681,212
Southwest Gas Holdings, Inc.	13,541	996,347
Spire, Inc.	13,692	910,518
WGL Holdings, Inc.	14,634	1,232,476

		6,712,193

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.	6,355	455,336
Accuray, Inc.*	24,406	137,894
Analogic Corp.	3,673	304,492
AngioDynamics, Inc.*	10,747	187,105
Anika Therapeutics, Inc.*	4,078	272,084
Antares Pharma, Inc.*	42,338	88,486
AtriCure, Inc.*	9,002	146,823
Atrion Corp.	403	231,886
AxoGen, Inc.*	8,016	222,845
Cantel Medical Corp.	10,517	1,166,651
Cardiovascular Systems, Inc.*	9,260	228,815
Cerus Corp.*	31,080	137,684
ConforMIS, Inc.*	10,496	14,589
CONMED Corp.	7,958	459,813
Corindus Vascular Robotics, Inc.*(a)	24,868	28,598
CryoLife, Inc.*	9,127	172,044
Cutera, Inc.*	3,884	192,646
Endologix, Inc.*	24,548	101,629
Entellus Medical, Inc.*	3,617	86,989
Exactech, Inc.*	3,160	158,316
FONAR Corp.*	1,782	43,748
GenMark Diagnostics, Inc.*	15,010	81,654
Glaukos Corp.*(a)	8,295	248,933
Globus Medical, Inc., Class A*	20,401	939,262
Haemonetics Corp.*	15,167	980,547
Halyard Health, Inc.*	13,572	662,449
Heska Corp.*	1,854	144,519
ICU Medical, Inc.*	4,346	995,017
Inogen, Inc.*	4,926	600,184
Insulet Corp.*	16,569	1,268,026
Integer Holdings Corp.*	8,991	450,899
Integra LifeSciences Holdings Corp.*	18,388	968,312
Invacare Corp.(a)	9,510	174,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
iRhythm Technologies, Inc.*	4,225	$251,937
K2M Group Holdings, Inc.*	11,524	242,811
Lantheus Holdings, Inc.*	8,832	203,136
LeMaitre Vascular, Inc.	4,402	153,190
LivaNova plc*	13,832	1,183,328
Masimo Corp.*	12,756	1,202,125
Meridian Bioscience, Inc.	11,635	182,088
Merit Medical Systems, Inc.*	14,091	654,527
Natus Medical, Inc.*	8,367	259,795
Neogen Corp.*	14,297	843,952
Nevro Corp.*	8,024	644,006
Novocure Ltd.*	16,723	375,431
NuVasive, Inc.*	14,702	718,487
NxStage Medical, Inc.*	18,799	470,539
Obalon Therapeutics, Inc.*	1,607	6,589
OraSure Technologies, Inc.*	16,385	356,538
Orthofix International NV*	4,978	285,936
OrthoPediatrics Corp.*	934	15,878
Oxford Immunotec Global plc*	6,848	79,505
Penumbra, Inc.*	8,481	844,708
Pulse Biosciences, Inc.*(a)	2,687	54,492
Quidel Corp.*	8,040	368,071
Quotient Ltd.*(a)	7,910	23,058
Rockwell Medical, Inc.*(a)	14,737	82,159
RTI Surgical, Inc.*	16,280	73,260
Sientra, Inc.*	4,163	52,495
STAAR Surgical Co.*	12,117	190,237
Surmodics, Inc.*	3,931	115,178
Tactile Systems Technology, Inc.*(a)	3,491	110,071
Utah Medical Products, Inc.	1,044	94,064
Varex Imaging Corp.*	10,918	463,687
ViewRay, Inc.*(a)	8,676	77,477
Viveve Medical, Inc.*(a)	4,464	19,195
Wright Medical Group NV*	30,290	689,098

		23,740,307

Health Care Providers & Services 1.9%
AAC Holdings, Inc.*	3,165	28,327
Aceto Corp.	8,882	97,791
Addus HomeCare Corp.*	2,251	80,698
Almost Family, Inc.*	3,779	215,592
Amedisys, Inc.*	8,254	442,580
American Renal Associates Holdings, Inc.*(a)	2,661	50,320
AMN Healthcare Services, Inc.*	13,657	732,698
BioScrip, Inc.*(a)	33,576	93,677
BioTelemetry, Inc.*	8,778	299,769
Capital Senior Living Corp.*	6,754	76,185
Chemed Corp.	4,448	1,159,015
Civitas Solutions, Inc.*	4,598	80,695
Community Health Systems, Inc.*(a)	27,054	152,855
CorVel Corp.*	2,678	138,319
Cross Country Healthcare, Inc.*	10,186	142,706
Diplomat Pharmacy, Inc.*(a)	13,558	365,930
Encompass Health Corp.	28,017	1,482,660
Ensign Group, Inc. (The)	13,969	321,706
Genesis Healthcare, Inc.*	11,340	11,113
HealthEquity, Inc.*	14,451	731,510
Kindred Healthcare, Inc.	24,436	224,811
LHC Group, Inc.*	4,561	286,431
Magellan Health, Inc.*	6,907	687,937
Molina Healthcare, Inc.*	12,518	1,143,644
National HealthCare Corp.	3,274	204,199
National Research Corp., Class A	2,912	109,637
Owens & Minor, Inc.	17,648	371,667
PetIQ, Inc.*(a)	2,095	50,280
Providence Service Corp. (The)*	3,397	218,529
R1 RCM, Inc.*(a)	30,052	154,768
RadNet, Inc.*	10,386	105,418
Select Medical Holdings Corp.*	31,174	551,780
Surgery Partners, Inc.*(a)	5,655	87,935
Tenet Healthcare Corp.*(a)	23,606	445,681
Tivity Health, Inc.*	10,585	410,169
Triple-S Management Corp., Class B*	6,642	152,633
US Physical Therapy, Inc.	3,437	261,040

		12,170,705

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	52,613	784,460
Castlight Health, Inc., Class B*	19,078	70,589
Computer Programs & Systems, Inc.(a)	3,298	98,775
Cotiviti Holdings, Inc.*	10,627	371,945
Evolent Health, Inc., Class A*(a)	16,749	236,161
HealthStream, Inc.*	7,341	172,660
HMS Holdings Corp.*	24,305	416,345
Inovalon Holdings, Inc., Class A*	18,147	235,911
Medidata Solutions, Inc.*	16,013	1,090,645
NantHealth, Inc.*	5,265	18,112
Omnicell, Inc.*	10,633	521,549
Quality Systems, Inc.*	15,628	203,164
Simulations Plus, Inc.(a)	3,087	49,855
Tabula Rasa HealthCare, Inc.*	2,758	98,819
Teladoc, Inc.*(a)	15,586	582,916
Vocera Communications, Inc.*	7,917	231,968

		5,183,874

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd., Class A*	26,240	338,496
Biglari Holdings, Inc.*	301	124,220
BJ’s Restaurants, Inc.	5,518	208,304
Bloomin’ Brands, Inc.	26,931	593,290
Bojangles’, Inc.*	5,109	62,585
Boyd Gaming Corp.	23,624	932,439
Brinker International, Inc.(a)	13,017	473,038
Buffalo Wild Wings, Inc.*	4,130	648,410
Caesars Entertainment Corp.*	38,674	539,502
Carrols Restaurant Group, Inc.*	9,559	119,010
Century Casinos, Inc.*	7,272	66,539
Cheesecake Factory, Inc.(The)(a)	12,033	591,903
Churchill Downs, Inc.	3,830	991,970
Chuy’s Holdings, Inc.*	5,021	133,056
Cracker Barrel Old Country Store, Inc.(a)	5,488	968,522
Dave & Buster’s Entertainment, Inc.*	12,059	566,773
Del Frisco’s Restaurant Group, Inc.*	5,809	101,658
Del Taco Restaurants, Inc.*	9,784	123,963
Denny’s Corp.*	19,189	287,643
DineEquity, Inc.	4,904	271,584
Drive Shack, Inc.*	16,600	85,988
El Pollo Loco Holdings, Inc.*	6,162	61,928
Eldorado Resorts, Inc.*(a)	13,575	469,016
Empire Resorts, Inc.*(a)	833	24,199
Fiesta Restaurant Group, Inc.*	7,483	143,674
Fogo De Chao, Inc.*	2,721	35,373
Golden Entertainment, Inc.*	3,372	105,611
Habit Restaurants, Inc. (The), Class A*	6,001	52,509
ILG, Inc.	30,291	951,440
Inspired Entertainment, Inc.*	1,187	7,834
International Speedway Corp., Class A	6,827	316,773
J Alexander’s Holdings, Inc.*	4,218	40,704
Jack in the Box, Inc.	8,376	762,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
La Quinta Holdings, Inc.*	23,930	$476,925
Lindblad Expeditions Holdings, Inc.*	5,947	55,129
Marcus Corp. (The)	5,301	137,826
Marriott Vacations Worldwide Corp.	6,064	923,729
Monarch Casino & Resort, Inc.*	3,416	155,633
Nathan’s Famous, Inc.	765	54,621
Noodles & Co.*(a)	4,312	25,441
Papa John’s International, Inc.(a)	7,272	471,880
Penn National Gaming, Inc.*	22,697	724,261
Pinnacle Entertainment, Inc.*	15,606	503,918
Planet Fitness, Inc., Class A*	25,098	847,308
Potbelly Corp.*	6,831	82,655
RCI Hospitality Holdings, Inc.	2,618	76,917
Red Lion Hotels Corp.*	4,561	47,662
Red Robin Gourmet Burgers, Inc.*	3,658	192,594
Red Rock Resorts, Inc., Class A	20,107	698,316
Ruth’s Hospitality Group, Inc.	8,706	206,332
Scientific Games Corp., Class A*	15,134	706,001
SeaWorld Entertainment, Inc.*(a)	20,045	305,686
Shake Shack, Inc., Class A*(a)	6,459	282,323
Sonic Corp.(a)	10,727	277,186
Speedway Motorsports, Inc.	3,461	71,816
Texas Roadhouse, Inc.	19,083	1,120,554
Wingstop, Inc.(a)	8,441	408,207
Zoe’s Kitchen, Inc.*(a)	5,815	85,597

		20,138,603

Household Durables 1.5%
AV Homes, Inc.*	3,726	62,969
Bassett Furniture Industries, Inc.	2,780	94,381
Beazer Homes USA, Inc.*	8,917	165,321
Cavco Industries, Inc.*	2,464	377,362
Century Communities, Inc.*	5,323	168,207
CSS Industries, Inc.	2,570	67,231
Ethan Allen Interiors, Inc.	7,079	175,913
Flexsteel Industries, Inc.	2,236	96,327
GoPro, Inc., Class A*(a)	31,023	169,696
Green Brick Partners, Inc.*	6,760	75,712
Hamilton Beach Brands Holding Co., Class A	2,476	63,658
Helen of Troy Ltd.*	7,914	737,189
Hooker Furniture Corp.	3,237	120,255
Hovnanian Enterprises, Inc., Class A*(a)	37,867	76,870
Installed Building Products, Inc.*	6,231	448,321
iRobot Corp.*(a)	7,668	680,535
KB Home	24,306	766,125
La-Z-Boy, Inc.	14,013	422,492
LGI Homes, Inc.*(a)	5,053	341,987
Libbey, Inc.	6,671	47,164
Lifetime Brands, Inc.	2,856	49,837
M/I Homes, Inc.*	7,621	246,463
MDC Holdings, Inc.	13,004	438,365
Meritage Homes Corp.*	11,147	528,925
New Home Co., Inc. (The)*	3,776	44,746
PICO Holdings, Inc.*	6,333	82,962
Taylor Morrison Home Corp., Class A*	31,890	810,963
TopBuild Corp.*	9,911	758,588
TRI Pointe Group, Inc.*	43,355	707,120
Universal Electronics, Inc.*	4,013	184,999
William Lyon Homes, Class A*	7,428	201,670
ZAGG, Inc.*	8,167	136,389

		9,348,742

Household Products 0.3%
Central Garden & Pet Co.*	3,050	119,530
Central Garden & Pet Co., Class A*	10,238	386,177
HRG Group, Inc.*	34,581	631,103
Oil-Dri Corp. of America	1,450	56,391
Orchids Paper Products Co.(a)	2,734	41,174
WD-40 Co.	4,016	496,980

		1,731,355

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*(a)	30,754	64,583
Dynegy, Inc.*	32,062	401,416
NRG Yield, Inc., Class A	10,533	198,336
NRG Yield, Inc., Class C	18,384	347,458
Ormat Technologies, Inc.	11,464	803,397
Pattern Energy Group, Inc., Class A	21,517	443,681
TerraForm Power, Inc., Class A	13,583	148,055

		2,406,926

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,481	404,043

Insurance 2.3%
Ambac Financial Group, Inc.*	12,918	209,272
American Equity Investment Life Holding Co.	24,074	794,442
AMERISAFE, Inc.	5,317	323,008
AmTrust Financial Services, Inc.	24,802	332,843
Argo Group International Holdings Ltd.	7,574	464,286
Atlas Financial Holdings, Inc.*	3,077	61,694
Baldwin & Lyons, Inc., Class B	3,021	69,483
Blue Capital Reinsurance Holdings Ltd.	1,955	23,753
Citizens, Inc.*(a)	14,483	114,850
CNO Financial Group, Inc.	46,694	1,148,205
Crawford & Co., Class B	3,750	35,362
Donegal Group, Inc., Class A	2,407	42,243
eHealth, Inc.*	4,740	83,045
EMC Insurance Group, Inc.	2,831	79,976
Employers Holdings, Inc.	9,361	396,906
Enstar Group Ltd.*	3,263	677,399
FBL Financial Group, Inc., Class A	2,991	208,174
Federated National Holding Co.	3,046	45,172
Genworth Financial, Inc., Class A*	146,528	448,376
Global Indemnity Ltd.*	2,546	107,823
Greenlight Capital Re Ltd., Class A*	9,072	183,708
Hallmark Financial Services, Inc.*	3,474	35,192
HCI Group, Inc.	2,405	84,055
Health Insurance Innovations, Inc., Class A*(a)	3,324	86,258
Heritage Insurance Holdings, Inc.(a)	5,793	98,655
Horace Mann Educators Corp.	12,025	496,632
Independence Holding Co.	1,534	44,946
Infinity Property & Casualty Corp.	3,043	308,104
Investors Title Co.	411	79,939
James River Group Holdings Ltd.	6,459	245,442
Kemper Corp.	11,305	733,129
Kingstone Cos., Inc.	2,612	54,721
Kinsale Capital Group, Inc.	4,302	205,291
Maiden Holdings Ltd.	19,398	136,756
MBIA, Inc.*(a)	25,101	184,241
National General Holdings Corp.	14,535	290,991
National Western Life Group, Inc., Class A	692	224,139
Navigators Group, Inc. (The)	5,663	275,222
NI Holdings, Inc.*	3,007	49,976
Primerica, Inc.	12,732	1,285,932
RLI Corp.	11,246	722,668
Safety Insurance Group, Inc.	4,377	339,874
Selective Insurance Group, Inc.	16,437	957,455

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Insurance (continued)
State Auto Financial Corp.	4,741	$141,140
Stewart Information Services Corp.	6,265	278,855
Third Point Reinsurance Ltd.*	25,447	362,620
Trupanion, Inc.*(a)	6,670	232,916
United Fire Group, Inc.	6,151	266,892
United Insurance Holdings Corp.	6,069	117,253
Universal Insurance Holdings, Inc.	9,309	273,685
WMIH Corp.*	52,319	49,337

		14,512,336

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A*	7,977	83,160
Duluth Holdings, Inc., Class B*(a)	2,927	51,544
FTD Cos., Inc.*	5,275	30,912
Gaia, Inc.*	2,160	25,812
Groupon, Inc.*	98,443	520,763
Lands’ End, Inc.*	3,544	59,539
Liberty TripAdvisor Holdings, Inc., Class A*	20,700	182,160
Nutrisystem, Inc.	8,604	372,123
Overstock.com, Inc.*(a)	4,925	338,348
PetMed Express, Inc. (a)	5,719	258,499
Shutterfly, Inc.*	9,146	623,300

		2,546,160

Internet Software & Services 3.3%
2U, Inc.*	13,604	1,010,369
Alarm.com Holdings, Inc.*	5,764	221,222
Alteryx, Inc., Class A*(a)	6,570	180,018
Amber Road, Inc.*	5,414	39,306
Appfolio, Inc., Class A*	2,678	113,413
Apptio, Inc., Class A*	6,407	163,699
Bazaarvoice, Inc.*	25,016	137,588
Benefitfocus, Inc.*(a)	4,747	119,624
Blucora, Inc.*	12,512	305,293
Box, Inc., Class A*	23,442	521,350
Brightcove, Inc.*	10,406	70,240
Carbonite, Inc.*	6,931	174,661
Care.com, Inc.*	4,181	76,680
Cars.com, Inc.*	20,871	619,660
ChannelAdvisor Corp.*	7,070	64,337
Cimpress NV*(a)	7,233	921,556
Cloudera, Inc.*	27,513	515,043
CommerceHub, Inc., Series A*(a)	4,142	83,751
CommerceHub, Inc., Series C*	8,595	165,798
Cornerstone OnDemand, Inc.*	15,092	620,734
Coupa Software, Inc.*	9,002	344,146
DHI Group, Inc.*	14,641	26,354
Endurance International Group Holdings, Inc.*	16,463	136,643
Envestnet, Inc.*	12,481	670,854
Etsy, Inc.*	34,408	645,494
Five9, Inc.*	15,085	392,361
Gogo, Inc.*(a)	16,512	159,176
GrubHub, Inc.*	24,626	1,779,228
GTT Communications, Inc.*	8,971	414,012
Hortonworks, Inc.*	14,529	289,854
Instructure, Inc.*	6,296	226,026
Internap Corp.*	6,088	101,852
j2 Global, Inc.	13,458	1,076,505
Leaf Group Ltd.*	3,373	29,514
Limelight Networks, Inc.*	20,453	89,584
Liquidity Services, Inc.*	7,137	34,258
LivePerson, Inc.*	15,408	184,126
Meet Group, Inc. (The)*	20,038	55,305
MINDBODY, Inc., Class A*(a)	12,283	431,747
MuleSoft, Inc., Class A*	7,063	173,609
New Relic, Inc.*	8,759	523,175
NIC, Inc.	18,626	309,192
Nutanix, Inc., Class A*	30,710	985,791
Okta, Inc.*(a)	5,277	155,408
Ominto, Inc.*(a)	4,117	13,998
Q2 Holdings, Inc.*	9,066	383,945
QuinStreet, Inc.*	10,063	93,888
Quotient Technology, Inc.*	21,367	252,131
Reis, Inc.	2,804	58,183
SendGrid, Inc.*	1,939	43,569
Shutterstock, Inc.*	5,386	238,384
SPS Commerce, Inc.*	4,897	257,582
Stamps.com, Inc.*	4,692	956,464
TechTarget, Inc.*	5,651	88,608
Tintri, Inc.*(a)	2,080	11,690
Trade Desk, Inc. (The), Class A*(a)	6,896	334,318
TrueCar, Inc.*(a)	20,085	236,802
Tucows, Inc., Class A*(a)	2,647	143,467
Twilio, Inc., Class A*(a)	18,016	472,740
Veritone, Inc.*(a)	641	11,378
Web.com Group, Inc.*	11,146	259,144
XO Group, Inc.*	7,026	134,197
Yelp, Inc.*	22,934	1,004,968
Yext, Inc.*	5,826	70,203

		20,424,215

IT Services 1.8%
Acxiom Corp.*	23,000	622,610
Blackhawk Network Holdings, Inc.*	15,863	720,973
CACI International, Inc., Class A*	6,947	976,401
Cardtronics plc, Class A*	13,248	324,046
Cass Information Systems, Inc.	3,393	196,624
Convergys Corp.	27,294	635,131
CSG Systems International, Inc.	9,687	437,562
EPAM Systems, Inc.*	14,239	1,672,798
Everi Holdings, Inc.*	19,149	148,213
EVERTEC, Inc.	17,620	275,753
ExlService Holdings, Inc.*	9,497	576,943
Hackett Group, Inc. (The)	6,982	111,782
Information Services Group, Inc.*	8,476	36,108
ManTech International Corp., Class A	7,495	390,265
MAXIMUS, Inc.	18,345	1,250,762
MoneyGram International, Inc.*	8,291	100,155
Perficient, Inc.*	10,063	194,920
Presidio, Inc.*	5,611	102,737
Science Applications International Corp.	12,366	947,854
ServiceSource International, Inc.*	22,383	76,102
StarTek, Inc.*	3,051	38,138
Sykes Enterprises, Inc.*	11,392	353,380
Syntel, Inc.*	9,607	216,638
Travelport Worldwide Ltd.	36,112	491,484
TTEC Holdings, Inc.	3,899	154,790
Unisys Corp.*(a)	14,450	128,605
Virtusa Corp.*	7,867	351,026

		11,531,800

Leisure Products 0.3%
Acushnet Holdings Corp.(a)	7,376	158,215
American Outdoor Brands Corp.*	15,639	186,573
Callaway Golf Co.	27,203	401,788
Clarus Corp.*	5,879	43,799
Escalade, Inc.	3,051	39,205
Johnson Outdoors, Inc., Class A	1,402	84,499
Malibu Boats, Inc., Class A*	5,728	190,513
Marine Products Corp.	1,859	27,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Leisure Products (continued)
MCBC Holdings, Inc.*	5,448	$131,678
Nautilus, Inc.*	8,573	110,163
Sturm Ruger & Co., Inc.(a)	4,988	264,115
Vista Outdoor, Inc.*	16,623	251,839

		1,889,528

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	7,637	220,709
Cambrex Corp.*	9,416	530,592
Enzo Biochem, Inc.*	12,323	90,697
Fluidigm Corp.*	10,998	67,418
Luminex Corp.	11,493	232,044
Medpace Holdings, Inc.*	2,043	75,039
NanoString Technologies, Inc.*	5,786	43,511
NeoGenomics, Inc.*(a)	16,502	127,395
Pacific Biosciences of California, Inc.*(a)	31,978	90,818
PRA Health Sciences, Inc.*	14,127	1,286,405
Syneos Health, Inc.*	15,812	606,390

		3,371,018

Machinery 3.8%
Actuant Corp., Class A	17,339	429,140
Alamo Group, Inc.	2,747	315,987
Albany International Corp., Class A	8,320	527,904
Altra Industrial Motion Corp.	8,315	435,706
American Railcar Industries, Inc.(a)	2,042	80,087
Astec Industries, Inc.	6,195	386,568
Barnes Group, Inc.	14,549	957,179
Blue Bird Corp.*	1,860	39,339
Briggs & Stratton Corp.	12,155	293,908
Chart Industries, Inc.*	8,941	443,205
CIRCOR International, Inc.	4,806	254,814
Columbus McKinnon Corp.	6,270	256,757
Commercial Vehicle Group, Inc.*	7,357	91,006
DMC Global, Inc.	4,020	92,058
Douglas Dynamics, Inc.	6,452	265,822
Eastern Co. (The)	1,589	42,506
Energy Recovery, Inc.*(a)	10,469	80,925
EnPro Industries, Inc.	6,146	540,787
ESCO Technologies, Inc.	7,386	451,654
ExOne Co. (The)*	3,094	30,383
Federal Signal Corp.	17,134	348,506
Franklin Electric Co., Inc.	13,429	608,334
FreightCar America, Inc.	3,646	56,805
Gencor Industries, Inc.*	2,659	44,671
Global Brass & Copper Holdings, Inc.	6,140	197,401
Gorman-Rupp Co. (The)	5,020	141,915
Graham Corp.	2,535	54,249
Greenbrier Cos., Inc. (The)(a)	7,956	398,993
Hardinge, Inc.	3,129	59,013
Harsco Corp.*	23,340	417,786
Hillenbrand, Inc.	18,357	813,215
Hurco Cos., Inc.	1,685	76,078
Hyster-Yale Materials Handling, Inc.	3,035	257,034
John Bean Technologies Corp.	9,076	1,032,395
Kadant, Inc.	3,142	314,986
Kennametal, Inc.	22,488	1,096,965
LB Foster Co., Class A*	2,406	65,323
Lindsay Corp.(a)	3,088	275,480
Lydall, Inc.*	4,839	231,304
Manitowoc Co., Inc. (The)*	9,247	370,620
Meritor, Inc.*	24,279	662,331
Milacron Holdings Corp.*	15,814	299,992
Miller Industries, Inc.	3,295	85,835
Mueller Industries, Inc.	16,508	546,250
Mueller Water Products, Inc., Class A	44,616	518,884
Navistar International Corp.*	14,415	660,639
NN, Inc.	7,657	220,522
Omega Flex, Inc.	797	48,745
Proto Labs, Inc.*	7,187	785,898
RBC Bearings, Inc.*	6,685	842,310
REV Group, Inc.	6,781	198,412
Rexnord Corp.*	30,187	848,557
Spartan Motors, Inc.	10,066	134,884
SPX Corp.*	12,373	386,656
SPX FLOW, Inc.*	11,954	554,307
Standex International Corp.	3,656	383,697
Sun Hydraulics Corp.	6,843	424,813
Tennant Co.	5,120	345,088
Titan International, Inc.	14,060	187,139
TriMas Corp.*	13,262	352,769
Twin Disc, Inc.*	2,407	70,958
Wabash National Corp.(a)	16,944	437,664
Watts Water Technologies, Inc., Class A	8,073	643,822
Woodward, Inc.	14,856	1,151,637

		23,668,617

Marine 0.1%
Costamare, Inc.(a)	14,668	95,635
Eagle Bulk Shipping, Inc.*(a)	11,221	53,188
Genco Shipping & Trading Ltd.*	2,164	28,154
Matson, Inc.	12,445	425,743
Navios Maritime Holdings, Inc.*	26,124	31,871
Safe Bulkers, Inc.*(a)	13,790	47,300
Scorpio Bulkers, Inc.	16,833	127,931

		809,822

Media 1.3%
AMC Entertainment Holdings, Inc., Class A(a)	15,707	201,050
Beasley Broadcast Group, Inc., Class A	1,409	17,683
Central European Media Enterprises Ltd., Class A*(a)	23,090	109,678
Clear Channel Outdoor Holdings, Inc., Class A	10,776	52,264
Daily Journal Corp.*	330	75,471
Emerald Expositions Events, Inc.	5,143	110,986
Entercom Communications Corp., Class A	37,047	409,369
Entravision Communications Corp., Class A	19,580	136,081
Eros International plc*(a)	6,780	77,292
EW Scripps Co. (The), Class A*	16,931	271,065
Gannett Co., Inc.	31,483	371,499
Global Eagle Entertainment, Inc.*(a)	13,701	39,596
Gray Television, Inc.*	18,766	306,824
Hemisphere Media Group, Inc.*	4,668	49,948
IMAX Corp.*	16,299	323,535
Liberty Media Corp.-Liberty Braves, Class C*	9,766	229,599
Liberty Media Corp-Liberty Braves, Class A*	2,740	64,664
Loral Space & Communications, Inc.*	3,775	176,104
MDC Partners, Inc., Class A*	16,160	145,440
Meredith Corp.	11,241	743,480
MSG Networks, Inc., Class A*	17,493	419,832
National CineMedia, Inc.	18,760	125,692
New Media Investment Group, Inc.	15,117	255,477
New York Times Co. (The), Class A	36,497	848,555
Nexstar Media Group, Inc., Class A	12,431	933,568
Reading International, Inc., Class A*	5,123	84,478
Saga Communications, Inc., Class A	1,024	40,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Media (continued)
Salem Media Group, Inc.	3,791	$17,628
Scholastic Corp.	8,331	320,077
Sinclair Broadcast Group, Inc., Class A(a)	20,217	750,051
Townsquare Media, Inc., Class A*	2,836	21,270
tronc, Inc.*	5,422	110,609
WideOpenWest, Inc.*	6,310	64,614
World Wrestling Entertainment, Inc., Class A(a)	11,361	401,611

		8,305,640

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	91,630	463,648
Allegheny Technologies, Inc.*	35,722	963,065
Ampco-Pittsburgh Corp.	2,103	28,601
Carpenter Technology Corp.	13,492	693,489
Century Aluminum Co.*	14,481	322,202
Cleveland-Cliffs, Inc.*	86,406	591,881
Coeur Mining, Inc.*	52,639	423,218
Commercial Metals Co.	32,206	774,232
Compass Minerals International, Inc.(a)	9,846	717,773
Gold Resource Corp.	15,161	68,528
Haynes International, Inc.	3,385	121,183
Hecla Mining Co.	114,629	440,175
Kaiser Aluminum Corp.	4,814	530,695
Klondex Mines Ltd.*(a)	49,024	107,853
Materion Corp.	5,651	280,855
Olympic Steel, Inc.	2,363	55,081
Ramaco Resources, Inc.*(a)	2,304	18,524
Ryerson Holding Corp.*	4,131	41,310
Schnitzer Steel Industries, Inc., Class A	7,819	267,410
SunCoke Energy, Inc.*	18,231	202,364
TimkenSteel Corp.*	11,203	181,377
Warrior Met Coal, Inc.(a)	9,180	256,765
Worthington Industries, Inc.	12,607	589,503

		8,139,732

Mortgage Real Estate Investment Trusts (REITs) 0.8%
AG Mortgage Investment Trust, Inc.	7,899	137,759
Anworth Mortgage Asset Corp.	27,562	133,951
Apollo Commercial Real Estate Finance, Inc.	30,795	559,545
Ares Commercial Real Estate Corp.	7,445	94,328
ARMOUR Residential REIT, Inc.	10,759	251,868
Capstead Mortgage Corp.	25,755	211,449
Cherry Hill Mortgage Investment Corp.	3,616	61,327
CYS Investments, Inc.	44,945	302,929
Dynex Capital, Inc.	13,598	88,387
Ellington Residential Mortgage REIT	2,944	31,825
Granite Point Mortgage Trust, Inc.	12,222	210,707
Great Ajax Corp.	4,632	61,883
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,647	318,426
Invesco Mortgage Capital, Inc.	33,245	539,899
KKR Real Estate Finance Trust, Inc.	3,097	60,237
Ladder Capital Corp.	22,212	321,408
MTGE Investment Corp.	13,711	233,087
New York Mortgage Trust, Inc.	33,021	188,220
Orchid Island Capital, Inc.	13,130	99,525
Owens Realty Mortgage, Inc.	2,848	40,584
PennyMac Mortgage Investment Trust	17,888	293,363
Redwood Trust, Inc.	22,535	335,546
Resource Capital Corp.	8,620	81,718
Sutherland Asset Management Corp.	5,354	77,633
TPG RE Finance Trust, Inc.	3,395	63,894
Western Asset Mortgage Capital Corp.	12,598	117,539

		4,917,037

Multiline Retail 0.3%
Big Lots, Inc.(a)	11,419	694,047
Dillard’s, Inc., Class A(a)	4,071	275,037
Fred’s, Inc., Class A(a)	10,223	33,838
JC Penney Co., Inc.*(a)	90,086	334,219
Ollie’s Bargain Outlet Holdings, Inc.*	13,806	766,923
Sears Holdings Corp.*	4,057	10,427

		2,114,491

Multi-Utilities 0.4%
Avista Corp.	18,312	922,192
Black Hills Corp.	15,222	845,582
NorthWestern Corp.	14,114	766,955
Unitil Corp.	4,032	178,255

		2,712,984

Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	47,055	112,461
Adams Resources & Energy, Inc.	575	25,587
Approach Resources, Inc.*(a)	12,789	42,715
Arch Coal, Inc., Class A	5,452	490,734
Ardmore Shipping Corp.*(a)	8,641	61,351
Bill Barrett Corp.*	20,848	106,950
Bonanza Creek Energy, Inc.*	6,061	169,769
California Resources Corp.*(a)	12,518	264,505
Callon Petroleum Co.*	58,270	661,364
Carrizo Oil & Gas, Inc.*	22,400	450,464
Clean Energy Fuels Corp.*	40,443	63,495
Cloud Peak Energy, Inc.*	22,028	110,140
Contango Oil & Gas Co.*	6,509	26,687
CVR Energy, Inc.(a)	4,639	166,030
Delek US Energy, Inc.	22,492	784,746
Denbury Resources, Inc.*	116,823	283,880
DHT Holdings, Inc.	24,857	86,005
Dorian LPG Ltd.*	6,193	47,315
Earthstone Energy, Inc., Class A*	6,005	59,930
Eclipse Resources Corp.*	26,012	55,666
Energy XXI Gulf Coast, Inc.*	8,814	59,142
EP Energy Corp., Class A*	11,014	21,037
Evolution Petroleum Corp.	8,027	61,407
Frontline Ltd.(a)	23,328	107,309
GasLog Ltd.(a)	11,543	233,169
Gastar Exploration, Inc.*(a)	54,299	54,218
Gener8 Maritime, Inc.*	13,928	81,757
Golar LNG Ltd.(a)	27,838	759,699
Green Plains, Inc.	11,679	204,382
Halcon Resources Corp.*(a)	37,442	299,162
Hallador Energy Co.	4,418	30,838
International Seaways, Inc.*	8,658	144,502
Isramco, Inc.*	256	27,584
Jagged Peak Energy, Inc.*(a)	16,438	211,228
Jones Energy, Inc., Class A*(a)	17,882	20,922
Lilis Energy, Inc.*	12,522	53,845
Matador Resources Co.*	26,569	861,101
Midstates Petroleum Co., Inc.*	3,354	55,039
NACCO Industries, Inc., Class A	1,238	52,058
Navios Maritime Acquisition Corp.	24,707	19,271
Nordic American Tankers Ltd.	29,948	69,180
Oasis Petroleum, Inc.*	74,600	646,036
Overseas Shipholding Group, Inc., Class A*	11,087	23,394
Pacific Ethanol, Inc.*	12,233	51,379
Panhandle Oil and Gas, Inc., Class A	4,626	94,139
Par Pacific Holdings, Inc.*	9,325	169,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.*	19,142	$992,513
Peabody Energy Corp.*	19,024	768,760
Penn Virginia Corp.*	4,260	179,942
Petrocorp, Inc.*(b)(c)(d)	1,500	0
Renewable Energy Group, Inc.*(a)	11,392	121,894
Resolute Energy Corp.*(a)	6,064	205,691
REX American Resources Corp.*	1,729	141,173
Ring Energy, Inc.*	14,316	197,561
Sanchez Energy Corp.*(a)	16,978	84,041
SandRidge Energy, Inc.*	10,320	184,625
Scorpio Tankers, Inc.	67,158	178,640
SemGroup Corp., Class A(a)	19,382	555,294
Ship Finance International Ltd.(a)	16,996	260,039
SilverBow Resources, Inc.*	2,068	63,488
SRC Energy, Inc.*	68,184	678,431
Stone Energy Corp.*	5,868	212,069
Teekay Corp.(a)	14,881	121,429
Teekay Tankers Ltd., Class A(a)	59,231	75,223
Tellurian, Inc.*	16,373	185,834
Ultra Petroleum Corp.*	56,340	393,253
Uranium Energy Corp.*(a)	40,078	62,922
W&T Offshore, Inc.*	28,318	137,059
Westmoreland Coal Co.*(a)	5,565	6,010
WildHorse Resource Development Corp.*(a)	13,017	231,833

		14,519,311

Paper & Forest Products 0.7%
Boise Cascade Co.	11,265	500,729
Clearwater Paper Corp.*	4,595	216,195
Deltic Timber Corp.	3,213	303,693
KapStone Paper and Packaging Corp.	25,352	878,193
Louisiana-Pacific Corp.*	41,185	1,219,488
Neenah, Inc.	4,861	439,920
PH Glatfelter Co.	12,390	289,430
Schweitzer-Mauduit International, Inc.	8,861	401,226
Verso Corp., Class A*	10,043	161,291

		4,410,165

Personal Products 0.2%
elf Beauty, Inc.*(a)	6,175	126,958
Inter Parfums, Inc.	4,948	225,629
Medifast, Inc.	3,019	207,435
Natural Health Trends Corp.	1,802	29,048
Nature’s Sunshine Products, Inc.	2,980	36,058
Revlon, Inc., Class A*(a)	3,514	72,037
USANA Health Sciences, Inc.*	3,110	232,162

		929,327

Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc.*(a)	6,722	148,691
Aerie Pharmaceuticals, Inc.*	9,501	521,130
Akcea Therapeutics, Inc.*(a)	4,337	93,896
Amphastar Pharmaceuticals, Inc.*	10,671	198,907
ANI Pharmaceuticals, Inc.*	2,405	161,520
Aratana Therapeutics, Inc.*	12,055	55,815
Assembly Biosciences, Inc.*	4,541	214,244
Catalent, Inc.*	38,157	1,775,827
Clearside Biomedical, Inc.*(a)	6,134	39,871
Collegium Pharmaceutical, Inc.*(a)	6,695	159,609
Corcept Therapeutics, Inc.*(a)	26,389	607,343
Corium International, Inc.*	7,028	89,607
Depomed, Inc.*	16,743	123,061
Dermira, Inc.*	10,810	308,301
Dova Pharmaceuticals, Inc.*(a)	1,476	47,025
Durect Corp.*	35,334	42,047
Horizon Pharma plc*	47,307	688,317
Impax Laboratories, Inc.*	21,276	413,818
Innoviva, Inc.*	21,615	315,363
Intersect ENT, Inc.*	7,353	274,635
Intra-Cellular Therapies, Inc.*	11,825	201,262
Kala Pharmaceuticals, Inc.*	2,366	36,011
Lannett Co., Inc.*(a)	7,982	162,434
Medicines Co. (The)*(a)	20,008	662,865
Melinta Therapeutics, Inc.*(a)	3,003	41,892
MyoKardia, Inc.*	5,564	287,102
Nektar Therapeutics*	42,499	3,553,341
Neos Therapeutics, Inc.*(a)	6,937	73,532
Ocular Therapeutix, Inc.*	6,918	37,841
Omeros Corp.*(a)	12,673	205,176
Optinose, Inc.*(a)	1,052	19,935
Pacira Pharmaceuticals, Inc.*	11,386	414,450
Paratek Pharmaceuticals, Inc.*	7,101	108,290
Phibro Animal Health Corp., Class A	5,643	192,144
Prestige Brands Holdings, Inc.*	15,466	646,943
Reata Pharmaceuticals, Inc., Class A*(a)	3,076	87,666
Revance Therapeutics, Inc.*	6,535	211,081
Sienna Biopharmaceuticals, Inc.*(a)	1,433	25,221
Sucampo Pharmaceuticals, Inc., Class A*	7,124	127,876
Supernus Pharmaceuticals, Inc.*	13,723	535,883
Teligent, Inc.*(a)	12,628	38,515
Tetraphase Pharmaceuticals, Inc.*	13,974	81,608
TherapeuticsMD, Inc.*(a)	47,845	281,329
Theravance Biopharma, Inc.*(a)	12,103	320,003
WaVe Life Sciences Ltd.*(a)	3,514	140,560
Zogenix, Inc.*	9,693	352,341
Zynerba Pharmaceuticals, Inc.*	3,404	41,154

		15,165,482

Professional Services 1.2%
Acacia Research Corp.*	15,289	55,805
Barrett Business Services, Inc.	1,995	139,032
BG Staffing, Inc.	2,114	33,570
CBIZ, Inc.*	14,617	241,181
Cogint, Inc.*(a)	5,234	19,104
CRA International, Inc.	2,470	114,682
Exponent, Inc.	7,453	552,640
Forrester Research, Inc.	2,811	122,700
Franklin Covey Co.*	3,039	87,523
FTI Consulting, Inc.*	10,551	458,652
GP Strategies Corp.*	3,513	87,649
Heidrick & Struggles International, Inc.	5,085	134,244
Hill International, Inc.*	8,777	50,029
Huron Consulting Group, Inc.*	6,487	260,453
ICF International, Inc.*	5,223	277,341
Insperity, Inc.	10,244	627,445
Kelly Services, Inc., Class A	8,932	252,865
Kforce, Inc.	6,974	180,975
Korn/Ferry International	14,868	662,518
Mistras Group, Inc.*	4,717	100,519
Navigant Consulting, Inc.*	13,400	274,968
On Assignment, Inc.*	14,171	1,085,073
Resources Connection, Inc.	7,879	128,822
RPX Corp.	12,789	179,558
TriNet Group, Inc.*	11,995	526,221
TrueBlue, Inc.*	12,045	329,431
WageWorks, Inc.*	11,557	699,776
Willdan Group, Inc.*	2,242	50,804

		7,733,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*(a)	3,069	$85,932
Consolidated-Tomoka Land Co.	1,194	79,007
Forestar Group, Inc.*(a)	3,058	74,615
FRP Holdings, Inc.*	1,856	92,707
HFF, Inc., Class A	10,660	524,579
Kennedy-Wilson Holdings, Inc.	35,200	624,800
Marcus & Millichap, Inc.*	4,800	156,720
Maui Land & Pineapple Co., Inc.*	1,896	26,070
RE/MAX Holdings, Inc., Class A	5,168	255,041
Redfin Corp.*	3,091	62,747
RMR Group, Inc. (The), Class A	2,050	132,738
St Joe Co. (The)*	11,565	217,422
Stratus Properties, Inc.	1,764	53,978
Tejon Ranch Co.*	5,127	111,820
Transcontinental Realty Investors, Inc.*	611	19,961
Trinity Place Holdings, Inc.*	4,894	33,084

		2,551,221

Road & Rail 0.9%
ArcBest Corp.	7,643	271,709
Avis Budget Group, Inc.*	20,648	928,334
Covenant Transportation Group, Inc., Class A*	3,445	101,042
Daseke, Inc.*	7,245	97,807
Heartland Express, Inc.	13,608	308,766
Hertz Global Holdings, Inc.*(a)	15,844	363,303
Knight-Swift Transportation Holdings, Inc.(a)	35,877	1,786,316
Marten Transport Ltd.	11,070	256,824
Roadrunner Transportation Systems, Inc.*	9,439	52,575
Saia, Inc.*	7,330	553,781
Schneider National, Inc., Class B	10,985	321,641
Universal Logistics Holdings, Inc.	2,446	56,869
Werner Enterprises, Inc.	13,794	561,416
YRC Worldwide, Inc.*	9,737	155,500

		5,815,883

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	11,521	819,489
Alpha & Omega Semiconductor Ltd.*	5,175	86,888
Ambarella, Inc.*(a)	9,418	474,667
Amkor Technology, Inc.*	29,665	298,430
Aquantia Corp.*	1,647	21,543
Axcelis Technologies, Inc.*	8,799	227,894
AXT, Inc.*	10,945	86,465
Brooks Automation, Inc.	19,945	556,465
Cabot Microelectronics Corp.	7,232	736,868
CEVA, Inc.*	6,241	274,604
Cirrus Logic, Inc.*	18,360	910,105
Cohu, Inc.	8,040	183,071
Cree, Inc.*	27,836	960,620
CyberOptics Corp.*(a)	2,032	30,988
Diodes, Inc.*	11,151	314,347
DSP Group, Inc.*	6,489	85,006
Entegris, Inc.	40,597	1,321,432
FormFactor, Inc.*	20,939	300,475
GSI Technology, Inc.*	4,100	32,923
Ichor Holdings Ltd.*(a)	5,237	167,165
Impinj, Inc.*(a)	5,075	113,528
Inphi Corp.*(a)	12,203	364,504
Integrated Device Technology, Inc.*	38,251	1,143,705
Kopin Corp.*(a)	17,617	58,488
Lattice Semiconductor Corp.*	34,477	224,445
MACOM Technology Solutions Holdings, Inc.*(a)	11,762	365,798
MaxLinear, Inc.*	17,448	449,984
MKS Instruments, Inc.	15,432	1,578,694
Monolithic Power Systems, Inc.	11,388	1,356,539
Nanometrics, Inc.*	6,820	168,931
NeoPhotonics Corp.*(a)	9,381	52,627
NVE Corp.	1,309	109,720
PDF Solutions, Inc.*	7,709	105,459
Photronics, Inc.*	18,838	158,239
Pixelworks, Inc.*	8,431	51,345
Power Integrations, Inc.	8,326	621,952
Rambus, Inc.*	31,554	398,527
Rudolph Technologies, Inc.*	9,173	240,333
Semtech Corp.*	18,857	675,081
Sigma Designs, Inc.*	9,791	55,319
Silicon Laboratories, Inc.*	11,970	1,151,514
SMART Global Holdings, Inc.*	1,665	60,390
SunPower Corp.*(a)	16,607	131,694
Synaptics, Inc.*	10,028	434,614
Ultra Clean Holdings, Inc.*	9,273	201,131
Veeco Instruments, Inc.*	13,423	223,493
Xcerra Corp.*	14,971	149,411
Xperi Corp.	14,249	319,890

		18,854,800

Software 3.7%
8x8, Inc.*	25,612	453,332
A10 Networks, Inc.*	13,402	82,154
ACI Worldwide, Inc.*	33,775	791,686
Agilysys, Inc.*	3,988	47,856
American Software, Inc., Class A	7,943	99,526
Aspen Technology, Inc.*	20,948	1,622,423
Barracuda Networks, Inc.*	7,477	205,991
Blackbaud, Inc.	13,622	1,305,260
Blackline, Inc.*	4,548	151,130
Bottomline Technologies de, Inc.*	11,557	421,831
BroadSoft, Inc.*(a)	8,929	490,202
Callidus Software, Inc.*	19,342	695,345
CommVault Systems, Inc.*	11,404	608,403
Digimarc Corp.*(a)	2,981	92,113
Ebix, Inc.(a)	6,973	572,483
Ellie Mae, Inc.*	9,810	917,235
Everbridge, Inc.*	5,054	163,143
Fair Isaac Corp.	8,567	1,479,178
ForeScout Technologies, Inc.*	1,164	35,409
Glu Mobile, Inc.*	28,554	106,792
HubSpot, Inc.*	9,880	958,854
Imperva, Inc.*	9,730	425,687
MicroStrategy, Inc., Class A*	2,759	379,997
Mitek Systems, Inc.*	9,041	70,520
MobileIron, Inc.*	15,244	68,598
Model N, Inc.*	6,751	100,927
Monotype Imaging Holdings, Inc.	12,082	289,364
Park City Group, Inc.*(a)	3,622	31,330
Paycom Software, Inc.*	14,284	1,308,986
Paylocity Holding Corp.*	7,537	394,110
Pegasystems, Inc.	10,622	540,129
Progress Software Corp.	13,810	688,152
Proofpoint, Inc.*	12,649	1,290,451
PROS Holdings, Inc.*	7,461	216,667
QAD, Inc., Class A	2,872	123,783
Qualys, Inc.*	9,111	569,438
Rapid7, Inc.*	6,036	144,743
RealNetworks, Inc.*	6,488	20,113
RealPage, Inc.*	16,984	844,954
RingCentral, Inc., Class A*	18,574	1,008,568
Rosetta Stone, Inc.*	4,434	56,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Rubicon Project, Inc. (The)*	13,403	$25,734
SecureWorks Corp., Class A*(a)	2,117	20,493
Synchronoss Technologies, Inc.*	12,812	103,008
Telenav, Inc.*	8,240	46,556
TiVo Corp.	34,137	476,211
Upland Software, Inc.*	2,116	48,943
Varonis Systems, Inc.*	5,655	307,067
VASCO Data Security International, Inc.*	8,452	121,709
Verint Systems, Inc.*	18,156	758,013
VirnetX Holding Corp.*(a)	12,995	44,833
Workiva, Inc.*	6,881	153,446
Zendesk, Inc.*	28,688	1,105,062
Zix Corp.*	13,839	58,539

		23,143,144

Specialty Retail 2.1%
Aaron’s, Inc.	18,375	751,354
Abercrombie & Fitch Co., Class A	19,817	410,410
American Eagle Outfitters, Inc.	47,110	847,980
America’s Car-Mart, Inc.*	2,077	95,750
Asbury Automotive Group, Inc.*	5,408	392,891
Ascena Retail Group, Inc.*(a)	47,079	101,691
At Home Group, Inc.*	1,531	48,502
Barnes & Noble Education, Inc.*	11,732	78,018
Barnes & Noble, Inc.	17,446	81,996
Big 5 Sporting Goods Corp.(a)	5,866	33,143
Boot Barn Holdings, Inc.*	3,733	65,439
Buckle, Inc. (The)(a)	8,511	170,646
Build-A-Bear Workshop, Inc.*	4,122	35,449
Caleres, Inc.	12,249	363,060
Camping World Holdings, Inc., Class A	9,166	410,178
Carvana Co.*	3,987	76,112
Cato Corp. (The), Class A	6,427	76,353
Chico’s FAS, Inc.	37,585	357,433
Children’s Place, Inc. (The)	4,999	748,850
Citi Trends, Inc.	3,262	76,690
Conn’s, Inc.*(a)	5,435	180,985
Container Store Group, Inc. (The)*(a)	4,290	20,420
DSW, Inc., Class A	19,100	382,573
Express, Inc.*	22,394	156,310
Finish Line, Inc. (The), Class A	10,999	124,619
Five Below, Inc.*	15,646	1,015,895
Francesca’s Holdings Corp.*	10,085	58,796
Genesco, Inc.*	5,618	195,787
GNC Holdings, Inc., Class A*(a)	19,240	83,694
Group 1 Automotive, Inc.	5,768	452,500
Guess?, Inc.	17,576	322,871
Haverty Furniture Cos., Inc.	5,243	116,919
Hibbett Sports, Inc.*	5,997	135,532
J. Jill, Inc.*	3,423	28,924
Kirkland’s, Inc.*	4,127	43,787
Lithia Motors, Inc., Class A	6,832	853,727
Lumber Liquidators Holdings, Inc.*(a)	8,159	227,962
MarineMax, Inc.*	6,217	142,680
Monro, Inc.	9,216	520,704
National Vision Holdings, Inc.*	4,821	188,598
Office Depot, Inc.	148,646	483,099
Party City Holdco, Inc.*	8,187	118,712
Pier 1 Imports, Inc.	24,399	81,005
Rent-A-Center, Inc.(a)	12,036	130,350
Restoration Hardware Holdings, Inc.*(a)	5,822	547,210
Shoe Carnival, Inc.	3,351	76,570
Sleep Number Corp.*	10,927	411,292
Sonic Automotive, Inc., Class A	7,578	163,306
Sportsman’s Warehouse Holdings, Inc.*(a)	10,801	54,761
Tailored Brands, Inc.	13,924	336,822
Tile Shop Holdings, Inc.	11,023	103,065
Tilly’s, Inc., Class A	3,649	54,443
Vitamin Shoppe, Inc.*	7,130	30,303
Winmark Corp.	406	54,404
Zumiez, Inc.*	5,440	112,880

		13,233,450

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	31,665	324,250
Avid Technology, Inc.*	9,936	53,654
CPI Card Group, Inc.(a)	1,214	3,508
Cray, Inc.*	11,622	281,833
Diebold Nixdorf, Inc.	21,942	404,830
Eastman Kodak Co.*(a)	5,264	41,849
Electronics For Imaging, Inc.*	13,417	392,313
Immersion Corp.*(a)	8,820	91,552
Intevac, Inc.*	5,662	38,502
Pure Storage, Inc., Class A*	27,989	563,698
Quantum Corp.*(a)	8,266	51,167
Stratasys Ltd.*(a)	14,516	310,497
Super Micro Computer, Inc.*	11,310	258,151
USA Technologies, Inc.*	14,193	119,931

		2,935,735

Textiles, Apparel & Luxury Goods 0.8%
Columbia Sportswear Co.	8,482	633,351
Crocs, Inc.*	18,756	253,394
Culp, Inc.	3,269	103,954
Deckers Outdoor Corp.*	9,178	786,646
Delta Apparel, Inc.*	2,007	37,451
Fossil Group, Inc.*(a)	12,690	101,012
G-III Apparel Group Ltd.*	12,553	468,855
Iconix Brand Group, Inc.*(a)	15,165	18,956
Movado Group, Inc.	4,435	135,711
Oxford Industries, Inc.	4,800	378,240
Perry Ellis International, Inc.*	3,784	90,740
Sequential Brands Group, Inc.*(a)	12,115	19,626
Steven Madden Ltd.*	17,165	793,023
Superior Uniform Group, Inc.	2,291	53,976
Unifi, Inc.*	4,388	156,257
Vera Bradley, Inc.*	5,823	54,096
Wolverine World Wide, Inc.	27,427	900,428

		4,985,716

Thrifts & Mortgage Finance 2.3%
Bank Mutual Corp.	12,419	129,158
BankFinancial Corp.	4,328	68,729
Bear State Financial, Inc.	6,451	66,187
Beneficial Bancorp, Inc.	20,256	329,160
BofI Holding, Inc.*(a)	17,406	626,094
Capitol Federal Financial, Inc.	37,435	489,650
Charter Financial Corp.	3,341	64,247
Clifton Bancorp, Inc.	5,594	91,350
Dime Community Bancshares, Inc.	9,423	179,037
Entegra Financial Corp.*	1,933	54,511
ESSA Bancorp, Inc.	2,595	41,779
Essent Group Ltd.*	23,346	1,086,056
Federal Agricultural Mortgage Corp., Class C	2,535	203,434
First Defiance Financial Corp.	2,956	164,235
Flagstar Bancorp, Inc.*	6,336	236,016
Greene County Bancorp, Inc.(a)	796	28,178
Hingham Institution for Savings	349	75,635
Home Bancorp, Inc.	1,616	69,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.*	7,742	$228,002
Impac Mortgage Holdings, Inc.*(a)	2,498	22,982
Kearny Financial Corp.	21,382	295,072
LendingTree, Inc.*(a)	1,845	678,683
Malvern Bancorp, Inc.*	1,841	44,000
Merchants Bancorp	1,185	24,055
Meridian Bancorp, Inc.	13,938	285,032
Meta Financial Group, Inc.	2,621	306,657
MGIC Investment Corp.*	106,106	1,572,491
Nationstar Mortgage Holdings, Inc.*	8,730	154,870
NMI Holdings, Inc., Class A*	15,894	291,655
Northfield Bancorp, Inc.	12,605	211,512
Northwest Bancshares, Inc.	27,763	467,806
OceanFirst Financial Corp.	8,920	235,934
Ocwen Financial Corp.*(a)	31,652	106,667
Oritani Financial Corp.	11,264	188,109
PCSB Financial Corp.*(a)	5,388	108,730
PennyMac Financial Services, Inc., Class A*	4,107	91,175
PHH Corp.*	8,469	75,967
Provident Bancorp, Inc.*	1,397	33,598
Provident Financial Holdings, Inc.	1,567	28,676
Provident Financial Services, Inc.	18,180	478,316
Prudential Bancorp, Inc.	2,293	39,692
Radian Group, Inc.	62,000	1,368,340
Riverview Bancorp, Inc.	5,564	53,303
SI Financial Group, Inc.	2,803	40,503
Southern Missouri Bancorp, Inc.	1,963	75,242
Territorial Bancorp, Inc.	2,114	64,012
Timberland Bancorp, Inc.	1,774	49,495
TrustCo Bank Corp.	26,278	225,991
United Community Financial Corp.	14,372	140,127
United Financial Bancorp, Inc.	14,750	247,210
Walker & Dunlop, Inc.*	8,040	373,458
Washington Federal, Inc.	25,151	902,921
Waterstone Financial, Inc.	7,127	121,872
Western New England Bancorp, Inc.	8,325	90,326
WSFS Financial Corp.	8,824	450,906

		14,176,105

Tobacco 0.2%
Turning Point Brands, Inc.	1,368	30,096
Universal Corp.	7,212	346,176
Vector Group Ltd.(a)	28,412	605,176

		981,448

Trading Companies & Distributors 1.4%
Aircastle Ltd.	13,819	326,405
Applied Industrial Technologies, Inc.	11,058	815,527
Beacon Roofing Supply, Inc.*	19,019	1,150,650
BMC Stock Holdings, Inc.*	18,942	424,301
CAI International, Inc.*	4,665	131,833
DXP Enterprises, Inc.*	4,690	160,445
EnviroStar, Inc.(a)	987	37,802
Foundation Building Materials, Inc.*	4,215	62,508
GATX Corp.(a)	10,363	737,224
GMS, Inc.*	7,949	272,492
H&E Equipment Services, Inc.	9,135	359,736
Herc Holdings, Inc.*	7,022	461,486
Huttig Building Products, Inc.*	6,868	48,488
Kaman Corp.	7,882	494,201
Lawson Products, Inc.*	1,678	39,852
MRC Global, Inc.*	25,950	466,581
Nexeo Solutions, Inc.*	7,627	71,923
NOW, Inc.*(a)	31,075	366,374
Rush Enterprises, Inc., Class A*	8,514	460,182
Rush Enterprises, Inc., Class B*	1,603	81,464
SiteOne Landscape Supply, Inc.*	9,806	746,825
Textainer Group Holdings Ltd.*	8,062	197,519
Titan Machinery, Inc.*	5,639	121,182
Triton International Ltd.*	13,261	511,875
Veritiv Corp.*	3,414	97,982
Willis Lease Finance Corp.*	1,124	30,348

		8,675,205

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,530	111,040

Water Utilities 0.4%
American States Water Co.	10,492	579,368
AquaVenture Holdings Ltd.*(a)	3,388	51,531
Artesian Resources Corp., Class A	2,176	80,904
Cadiz, Inc.*(a)	6,106	88,842
California Water Service Group	13,922	566,625
Connecticut Water Service, Inc.	3,215	170,556
Consolidated Water Co. Ltd.	4,434	59,416
Evoqua Water Technologies Corp.*	8,273	189,121
Global Water Resources, Inc.	2,654	23,621
Middlesex Water Co.	4,445	167,399
Pure Cycle Corp.*	4,652	40,240
SJW Group	4,729	282,983
York Water Co. (The)	3,530	111,724

		2,412,330

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,575	256,444
Shenandoah Telecommunications Co.	13,505	459,170
Spok Holdings, Inc.	5,485	85,566

		801,180

Total Common Stocks (cost $450,556,668)		617,199,382

Rights 0.0%†

	Number of Rights	Value

Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)(d)	57,445	86,168

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(b)(c)(d)	11,566	0

Total Rights (cost $—)		86,168

Short-Term Investment 0.4%

	Shares	Value

Money Market Fund 0.4%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26% (e)(f)	2,649,256	2,649,256

Total Short-Term Investment (cost $2,649,256)		2,649,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Repurchase Agreement 7.0%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $44,023,273, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $44,902,171.(f)	$44,021,683	$44,021,683

Total Repurchase Agreement (cost $44,021,683)		44,021,683

Total Investments (cost $497,227,607) — 105.9%		663,956,489
Liabilities in excess of other assets — (5.9)%		(36,940,969)

NET ASSETS — 100.0%		$627,015,520

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $46,779,819, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $2,649,256 and $44,021,683, respectively, and by $1,642,566 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $48,313,505.
(b)	Fair valued security.
(c)	Illiquid security (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of January 31, 2018.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $46,670,939.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

Futures contracts outstanding as of January 31, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Russell 2000 E-Mini Index	122	3/2018	USD	9,613,600	219,061

					219,061

At January 31, 2018, the Fund had $349,600 segregated as collateral with the broker for open futures contracts.

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,358,677	$—	$—	$8,358,677
Air Freight & Logistics	2,117,207	—	—	2,117,207
Airlines	1,954,215	—	—	1,954,215
Auto Components	7,260,679	—	—	7,260,679
Automobiles	415,231	—	—	415,231
Banks	63,291,790	—	—	63,291,790
Beverages	1,628,494	—	—	1,628,494
Biotechnology	40,184,080	—	—	40,184,080
Building Products	8,531,866	—	—	8,531,866
Capital Markets	8,959,208	—	—	8,959,208
Chemicals	13,516,383	—	—	13,516,383
Commercial Services & Supplies	14,456,369	—	—	14,456,369
Communications Equipment	9,730,631	—	—	9,730,631
Construction & Engineering	7,805,383	—	—	7,805,383
Construction Materials	1,435,988	—	—	1,435,988
Consumer Finance	3,796,446	—	—	3,796,446
Containers & Packaging	730,957	—	—	730,957
Distributors	394,631	—	—	394,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$5,653,848	$—	$—	$5,653,848
Diversified Financial Services	475,744	—	—	475,744
Diversified Telecommunication Services	3,906,265	—	—	3,906,265
Electric Utilities	6,034,801	—	—	6,034,801
Electrical Equipment	4,168,706	—	—	4,168,706
Electronic Equipment, Instruments & Components	17,196,176	—	—	17,196,176
Energy Equipment & Services	9,635,467	—	—	9,635,467
Equity Real Estate Investment Trusts (REITs)	36,658,832	—	—	36,658,832
Food & Staples Retailing	3,315,915	—	—	3,315,915
Food Products	7,370,143	—	—	7,370,143
Gas Utilities	6,712,193	—	—	6,712,193
Health Care Equipment & Supplies	23,740,307	—	—	23,740,307
Health Care Providers & Services	12,170,705	—	—	12,170,705
Health Care Technology	5,183,874	—	—	5,183,874
Hotels, Restaurants & Leisure	20,138,603	—	—	20,138,603
Household Durables	9,348,742	—	—	9,348,742
Household Products	1,731,355	—	—	1,731,355
Independent Power and Renewable Electricity Producers	2,406,926	—	—	2,406,926
Industrial Conglomerates	404,043	—	—	404,043
Insurance	14,512,336	—	—	14,512,336
Internet & Direct Marketing Retail	2,546,160	—	—	2,546,160
Internet Software & Services	20,424,215	—	—	20,424,215
IT Services	11,531,800	—	—	11,531,800
Leisure Products	1,889,528	—	—	1,889,528
Life Sciences Tools & Services	3,371,018	—	—	3,371,018
Machinery	23,668,617	—	—	23,668,617
Marine	809,822	—	—	809,822
Media	8,305,640	—	—	8,305,640
Metals & Mining	8,139,732	—	—	8,139,732
Mortgage Real Estate Investment Trusts (REITs)	4,917,037	—	—	4,917,037
Multiline Retail	2,114,491	—	—	2,114,491
Multi-Utilities	2,712,984	—	—	2,712,984
Oil, Gas & Consumable Fuels	14,519,311	—	—	14,519,311
Paper & Forest Products	4,410,165	—	—	4,410,165
Personal Products	929,327	—	—	929,327
Pharmaceuticals	15,165,482	—	—	15,165,482
Professional Services	7,733,580	—	—	7,733,580
Real Estate Management & Development	2,551,221	—	—	2,551,221
Road & Rail	5,815,883	—	—	5,815,883
Semiconductors & Semiconductor Equipment	18,854,800	—	—	18,854,800
Software	23,143,144	—	—	23,143,144
Specialty Retail	13,233,450	—	—	13,233,450
Technology Hardware, Storage & Peripherals	2,935,735	—	—	2,935,735
Textiles, Apparel & Luxury Goods	4,985,716	—	—	4,985,716
Thrifts & Mortgage Finance	14,176,105	—	—	14,176,105
Tobacco	981,448	—	—	981,448
Trading Companies & Distributors	8,675,205	—	—	8,675,205
Transportation Infrastructure	111,040	—	—	111,040
Water Utilities	2,412,330	—	—	2,412,330
Wireless Telecommunication Services	801,180	—	—	801,180

Total Common Stocks	$617,199,382	$—	$—	$617,199,382

Futures Contracts	219,061	—	—	219,061
Repurchase Agreement	—	44,021,683	—	44,021,683
Rights	—	—	86,168	86,168
Short-Term Investment	2,649,256	—	—	2,649,256

Total	$620,067,699	$44,021,683	$86,168	$664,175,550

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2018, the Fund held one common stock and one rights investment that was categorized as a Level 3 investment which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Cap Index Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/2017	$—	$86,168	$86,168
Accrued Accretion/(Amortization)	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation/Depreciation	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 1/31/2018	$—	$86,168	$86,168

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 1/31/2018	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2018

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$219,061

Total		$219,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 96.1%

	Shares	Value

Biotechnology 1.7%
Incyte Corp.*	23,878	$2,155,945
Ironwood Pharmaceuticals, Inc.*	160,739	2,380,544

		4,536,489

Chemicals 3.8%
Balchem Corp.	125,688	9,929,352

Communications Equipment 1.7%
NetScout Systems, Inc.*	159,614	4,548,999

Electronic Equipment, Instruments & Components 5.0%
Cognex Corp.	169,639	10,580,384
Dolby Laboratories, Inc., Class A	16,735	1,076,730
FLIR Systems, Inc.	25,112	1,285,986

		12,943,100

Energy Equipment & Services 0.3%
Geospace Technologies Corp.*	62,972	866,495

Health Care Equipment & Supplies 23.7%
Abaxis, Inc.	88,460	6,338,159
ABIOMED, Inc.*	44,503	10,458,205
Cantel Medical Corp.	104,748	11,619,696
Cardiovascular Systems, Inc.*	118,623	2,931,174
Endologix, Inc.*	211,540	875,776
Inogen, Inc.*	61,625	7,508,390
iRhythm Technologies, Inc.*	19,798	1,180,555
Meridian Bioscience, Inc.	79,371	1,242,156
Neogen Corp.*	183,781	10,848,592
Quidel Corp.*	191,341	8,759,591

		61,762,294

Health Care Technology 11.9%
Medidata Solutions, Inc.*	143,104	9,746,813
Quality Systems, Inc.*	288,844	3,754,972
Veeva Systems, Inc., Class A*	183,562	11,538,707
Vocera Communications, Inc.*	205,369	6,017,312

		31,057,804

Hotels, Restaurants & Leisure 0.5%
Zoe’s Kitchen, Inc.*(a)	91,092	1,340,874

Internet Software & Services 0.4%
NIC, Inc.	67,916	1,127,406

Life Sciences Tools & Services 3.5%
Bio-Techne Corp.	58,814	8,251,016
Bruker Corp.	25,544	909,622

		9,160,638

Machinery 8.8%
DMC Global, Inc.	77,567	1,776,284
Proto Labs, Inc.*	113,070	12,364,204
Sun Hydraulics Corp.	142,033	8,817,409

		22,957,897

Semiconductors & Semiconductor Equipment 0.5%
Diodes, Inc.*	42,334	1,193,396

Software 34.3%
ACI Worldwide, Inc.*	319,739	7,494,682
American Software, Inc., Class A	161,125	2,018,896
ANSYS, Inc.*	54,134	8,750,761
Blackbaud, Inc.	117,936	11,300,628
Ellie Mae, Inc.*(a)	101,022	9,445,557
Guidewire Software, Inc.*	91,549	7,273,568
Manhattan Associates, Inc.*	238,486	12,596,831
Nuance Communications, Inc.*	22,359	398,214
Paycom Software, Inc.*(a)	131,235	12,026,375
PROS Holdings, Inc.*	180,706	5,247,702
Tyler Technologies, Inc.*	63,971	12,890,796

		89,444,010

Total Common Stocks (cost $181,402,641)		250,868,754

Short-Term Investments 2.5%

	Shares	Value

Money Market Fund 2.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%,(b)(c)	434,587	434,587
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.51%(b)	6,047,938	6,049,752

Total Short-Term Investment (cost $6,484,586)		6,484,339

Repurchase Agreement 2.8%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $7,221,634, collateralized by U.S. Treasury Notes, ranging from 2.00% — 2.75%, maturing 11/15/2020 — 4/30/2024; total market value $7,365,809.(c)	$7,221,373	7,221,373

Total Repurchase Agreement (cost $7,221,373)		7,221,373

Total Investments (cost $195,108,600) — 101.4%		264,574,466

Liabilities in excess of other assets — (1.4)%		(3,556,079)

NET ASSETS — 100.0%		$261,018,387

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $18,746,650, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $434,587 and $7,221,373, respectively, and by $11,503,445 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $19,159,405.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $7,655,960.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$250,868,754	$—	$—	$250,868,754
Repurchase Agreement	—	7,221,373	—	7,221,373
Short-Term Investments	6,484,339	—	—	6,484,339

Total	$257,353,093	$7,221,373	$—	$264,574,466

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.7%

	Shares	Value
Aerospace & Defense 1.6%
AAR Corp.	5,734	$232,055
Aerovironment, Inc.*	3,514	180,479
Arotech Corp.*	6,700	24,455
Astronics Corp.*	1,102	49,149
CPI Aerostructures, Inc.*	1,172	10,431
Cubic Corp.	3,316	192,494
Curtiss-Wright Corp.	258	33,710
Ducommun, Inc.*	2,970	86,664
Engility Holdings, Inc.*	6,445	168,601
Esterline Technologies Corp.*	3,827	281,476
KeyW Holding Corp. (The)*(a)	3,691	24,730
KLX, Inc.*	9,238	652,757
Maxar Technologies Ltd.	1,719	108,366
Mercury Systems, Inc.*	2,286	109,774
Moog, Inc., Class A*	4,574	411,934
National Presto Industries, Inc.(a)	640	65,056
Orbital ATK, Inc.	185	24,401
SIFCO Industries, Inc.*	425	2,784
Teledyne Technologies, Inc.*	274	52,312
Triumph Group, Inc.	7,659	223,260
Vectrus, Inc.*	2,092	63,597

		2,998,485

Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.*	5,530	137,476
Atlas Air Worldwide Holdings, Inc.*	4,978	280,261
Echo Global Logistics, Inc.*	4,411	128,801
Forward Air Corp.	865	52,514
Hub Group, Inc., Class A*	6,099	293,057
Park-Ohio Holdings Corp.	1,819	75,761
Radiant Logistics, Inc.*	5,361	25,787
XPO Logistics, Inc.*	3,406	321,663

		1,315,320

Airlines 1.1%
Copa Holdings SA, Class A	2,058	284,683
JetBlue Airways Corp.*	49,113	1,024,497
SkyWest, Inc.	7,710	429,833
Spirit Airlines, Inc.*	8,102	341,256

		2,080,269

Auto Components 1.7%
Adient plc	7,975	516,780
American Axle & Manufacturing Holdings, Inc.*	18,129	319,977
Cooper Tire & Rubber Co.	8,427	329,496
Cooper-Standard Holdings, Inc.*	2,266	282,321
Gentex Corp.	14,493	343,194
Gentherm, Inc.*	410	13,120
Goodyear Tire & Rubber Co. (The)	11,683	406,802
Horizon Global Corp.*	3,804	32,144
Modine Manufacturing Co.*	11,474	267,918
Motorcar Parts of America, Inc.*	3,290	89,554
Shiloh Industries, Inc.*	3,700	27,565
Standard Motor Products, Inc.	4,269	204,485
Stoneridge, Inc.*	5,157	125,521
Strattec Security Corp.	442	17,039
Superior Industries International, Inc.	4,675	78,774
Tower International, Inc.	3,892	117,538

		3,172,228

Automobiles 0.1%
Winnebago Industries, Inc.	2,948	133,987

Banks 15.3%
1st Source Corp.	4,229	221,134
Access National Corp.	936	27,191
Allegiance Bancshares, Inc.*	1,127	45,531
American National Bankshares, Inc.	1,663	62,196
Ameris Bancorp	1,483	79,415
AmeriServ Financial, Inc.	1,800	7,380
Arrow Financial Corp.	793	26,010
Associated Banc-Corp.	27,106	670,873
Atlantic Capital Bancshares, Inc.*	1,138	20,313
Banc of California, Inc.	6,828	134,512
BancFirst Corp.	3,263	181,912
Bancorp, Inc. (The)*	11,406	120,561
BancorpSouth Bank	3,505	117,593
Bank of Commerce Holdings	1,636	18,978
Bank of Marin Bancorp	654	44,930
BankUnited, Inc.	2,444	100,302
Banner Corp.	5,248	285,176
Bar Harbor Bankshares	1,137	31,870
BCB Bancorp, Inc.	754	11,423
Berkshire Hills Bancorp, Inc.	6,787	257,567
Blue Hills Bancorp, Inc.	4,810	92,833
Boston Private Financial Holdings, Inc.	10,941	168,491
Bridge Bancorp, Inc.	1,610	55,223
Brookline Bancorp, Inc.	13,801	220,816
Bryn Mawr Bank Corp.	2,696	121,050
C&F Financial Corp.	391	21,407
Camden National Corp.	2,176	92,393
Capital City Bank Group, Inc.	2,801	68,709
Carolina Financial Corp.	986	40,663
Central Pacific Financial Corp.	4,036	119,345
Central Valley Community Bancorp	600	11,634
Century Bancorp, Inc., Class A	429	34,384
Chemical Financial Corp.	9,486	554,077
CIT Group, Inc.	18,679	946,839
Citizens & Northern Corp.	1,281	30,488
CNB Financial Corp.	1,639	44,138
Columbia Banking System, Inc.	10,161	437,736
Community Bank System, Inc.	2,986	159,154
Community Bankers Trust Corp.*	300	2,475
Community Trust Bancorp, Inc.	2,253	106,567
ConnectOne Bancorp, Inc.	5,101	148,694
Customers Bancorp, Inc.*	5,561	170,445
Enterprise Bancorp, Inc.	346	11,608
Equity Bancshares, Inc., Class A*	664	23,911
Farmers Capital Bank Corp.	1,088	42,758
Farmers National Banc Corp.	3,278	47,859
FCB Financial Holdings, Inc., Class A*	4,285	234,818
Fidelity Southern Corp.	4,129	98,931
Financial Institutions, Inc.	2,631	81,956
First Bancorp, Inc.	1,541	43,379
First Bancorp/NC	3,569	129,912
First Bancorp/PR*	36,613	219,678
First Bank	980	13,622
First Busey Corp.	2,676	82,902
First Business Financial Services, Inc.	1,233	30,172
First Citizens BancShares, Inc., Class A	1,250	531,762
First Commonwealth Financial Corp.	16,327	236,252
First Community Bancshares, Inc.	3,566	98,707
First Connecticut Bancorp, Inc.	1,910	48,036
First Financial Bancorp	7,651	218,053
First Financial Corp.	1,964	90,933
First Financial Northwest, Inc.	1,754	27,959
First Foundation, Inc.*	3,993	77,664
First Horizon National Corp.	4,252	84,445
First Internet Bancorp	800	29,960
First Interstate BancSystem, Inc., Class A	4,105	171,794
First Merchants Corp.	6,505	280,756
First Mid-Illinois Bancshares, Inc.	274	10,549
First Midwest Bancorp, Inc.	14,047	349,208
First Northwest Bancorp*	900	15,255
First of Long Island Corp. (The)	390	10,959
Flushing Financial Corp.	3,454	97,265
FNB Corp.	43,767	628,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Franklin Financial Network, Inc.*	985	$31,766
Fulton Financial Corp.	24,548	446,774
German American Bancorp, Inc.	1,080	37,465
Great Southern Bancorp, Inc.	1,802	91,452
Great Western Bancorp, Inc.	9,184	387,106
Green Bancorp, Inc.*	5,710	136,183
Guaranty Bancorp	1,040	29,484
Hancock Holding Co.	11,291	606,327
Hanmi Financial Corp.	5,805	182,858
Heartland Financial USA, Inc.	2,678	142,336
Heritage Commerce Corp.	6,947	111,221
Heritage Financial Corp.	5,474	168,599
Hilltop Holdings, Inc.	13,855	362,862
Home BancShares, Inc.	4,435	106,484
HomeTrust Bancshares, Inc.*	3,132	79,396
Hope Bancorp, Inc.	21,007	399,973
Horizon Bancorp	2,341	71,283
IBERIABANK Corp.	7,254	612,963
Independent Bank Corp.	5,806	275,492
Independent Bank Group, Inc.	2,969	213,026
International Bancshares Corp.	12,468	517,422
Investors Bancorp, Inc.	45,609	624,387
Lakeland Bancorp, Inc.	5,074	101,987
LCNB Corp.	700	13,650
LegacyTexas Financial Group, Inc.	5,940	261,598
Macatawa Bank Corp.	3,062	31,722
MainSource Financial Group, Inc.	4,206	165,506
MB Financial, Inc.	8,707	372,485
MBT Financial Corp.	2,346	26,393
Mercantile Bank Corp.	1,874	65,384
Midland States Bancorp, Inc.	327	10,493
MidSouth Bancorp, Inc.	770	10,896
MidWestOne Financial Group, Inc.	866	28,647
National Bank Holdings Corp., Class A	4,383	145,691
National Commerce Corp.*	342	15,510
NBT Bancorp, Inc.	5,830	215,185
Nicolet Bankshares, Inc.*	349	18,947
Northrim BanCorp, Inc.	746	24,954
OFG Bancorp	10,783	122,926
Ohio Valley Banc Corp.(a)	475	19,523
Old Line Bancshares, Inc.	1,614	51,115
Old National Bancorp	22,732	393,264
Old Second Bancorp, Inc.	1,500	22,050
Opus Bank	5,252	142,329
Pacific Premier Bancorp, Inc.*	2,490	101,468
PacWest Bancorp	17,406	912,597
Peapack Gladstone Financial Corp.	2,910	103,363
Penns Woods Bancorp, Inc.	343	14,704
Peoples Bancorp of North Carolina, Inc.	709	22,334
Peoples Bancorp, Inc.	3,205	114,130
People’s United Financial, Inc.	48,771	959,326
People’s Utah Bancorp	1,290	40,764
Pinnacle Financial Partners, Inc.	10,202	645,787
Popular, Inc.	14,022	569,854
Premier Financial Bancorp, Inc.	1,163	22,120
Prosperity Bancshares, Inc.	9,596	727,377
QCR Holdings, Inc.	865	37,930
Renasant Corp.	6,723	289,560
Republic Bancorp, Inc., Class A	3,317	127,837
S&T Bancorp, Inc.	5,402	218,025
Sandy Spring Bancorp, Inc.	3,618	136,833
Seacoast Banking Corp. of Florida*	2,593	66,873
Shore Bancshares, Inc.	1,088	19,823
Sierra Bancorp	3,169	86,767
Simmons First National Corp., Class A	4,714	277,419
South State Corp.	4,122	365,209
Southern National Bancorp of Virginia, Inc.	707	11,588
Southside Bancshares, Inc.	2,701	92,725
State Bank Financial Corp.	4,358	132,963
Sterling Bancorp	15,158	375,161
Sun Bancorp, Inc.	2,384	58,408
TCF Financial Corp.	23,264	499,013
Towne Bank	4,600	140,530
TriCo Bancshares	2,948	109,017
TriState Capital Holdings, Inc.*	3,525	84,776
Triumph Bancorp, Inc.*	1,828	70,378
Trustmark Corp.	11,872	377,411
Umpqua Holdings Corp.	32,432	702,153
Union Bankshares Corp.	7,909	298,565
United Bankshares, Inc.	11,708	430,854
United Community Banks, Inc.	8,525	270,072
United Security Bancshares	303	3,348
Univest Corp. of Pennsylvania	2,714	75,992
Valley National Bancorp	35,343	444,262
Veritex Holdings, Inc.*	2,098	59,814
WesBanco, Inc.	6,922	283,871
Wintrust Financial Corp.	3,557	305,546

		28,763,208

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	93,925

Biotechnology 0.9%
Achillion Pharmaceuticals, Inc.*	31,253	82,820
Acorda Therapeutics, Inc.*	8,083	209,754
Adverum Biotechnologies, Inc.*	7,361	53,735
AMAG Pharmaceuticals, Inc.*	887	12,728
Applied Genetic Technologies Corp.*	3,020	14,949
Aptevo Therapeutics, Inc.*	4,392	14,889
Cascadian Therapeutics, Inc.*	5,670	57,040
Celldex Therapeutics, Inc.*	3,225	8,901
Chimerix, Inc.*	11,049	52,925
Concert Pharmaceuticals, Inc.*	2,723	54,678
Emergent BioSolutions, Inc.*	7,223	352,410
Esperion Therapeutics, Inc.*	1,580	114,566
Merrimack Pharmaceuticals, Inc.	1,009	10,595
Myriad Genetics, Inc.*	6,476	238,835
Ophthotech Corp.*	4,406	12,866
PDL BioPharma, Inc.*	20,194	55,735
United Therapeutics Corp.*	1,585	204,465
Versartis, Inc.*	4,942	9,884
Zafgen, Inc.*	5,449	37,435

		1,599,210

Building Products 0.9%
Alpha Pro Tech Ltd.*	4,000	15,200
Apogee Enterprises, Inc.	3,283	149,409
Armstrong Flooring, Inc.*	5,118	79,278
CSW Industrials, Inc.*	1,555	74,485
Gibraltar Industries, Inc.*	5,286	196,111
Griffon Corp.	8,229	164,991
Insteel Industries, Inc.	3,303	103,483
Owens Corning	1,624	150,983
Quanex Building Products Corp.	7,527	155,809
Simpson Manufacturing Co., Inc.	6,078	357,022
Universal Forest Products, Inc.	8,442	315,140

		1,761,911

Capital Markets 1.0%
Actua Corp.*	10,205	159,198
Associated Capital Group, Inc., Class A	402	13,929
Cowen, Inc.*(a)	5,698	73,789

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Capital Markets (continued)
GAIN Capital Holdings, Inc.(a)	5,725	$41,792
INTL. FCStone, Inc.*	1,985	86,347
Investment Technology Group, Inc.	5,660	120,898
Legg Mason, Inc.	12,809	545,920
Oppenheimer Holdings, Inc., Class A	2,162	59,455
Stifel Financial Corp.	9,357	631,785
Virtus Investment Partners, Inc.	534	68,352

		1,801,465

Chemicals 2.3%
AgroFresh Solutions, Inc.*	3,582	27,008
American Vanguard Corp.	5,335	112,835
Ashland Global Holdings, Inc.	8,815	639,881
Cabot Corp.	4,153	280,909
Calgon Carbon Corp.	6,409	136,832
Core Molding Technologies, Inc.	1,940	40,352
FutureFuel Corp.	8,088	108,379
Hawkins, Inc.	1,432	50,550
HB Fuller Co.	6,707	347,758
Huntsman Corp.	4,919	170,050
Innophos Holdings, Inc.	2,371	109,706
Innospec, Inc.	3,301	237,012
Intrepid Potash, Inc.*	16,455	64,010
Kraton Corp.*	4,678	235,116
LSB Industries, Inc.*(a)	1,598	13,567
Minerals Technologies, Inc.	4,142	311,271
Olin Corp.	11,641	433,977
Platform Specialty Products Corp.*	43,467	508,999
Stepan Co.	1,399	109,710
Trecora Resources*	3,453	45,925
Tredegar Corp.	3,224	59,160
Tronox Ltd., Class A	12,097	237,464

		4,280,471

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	10,288	391,253
ACCO Brands Corp.*	15,314	181,471
Acme United Corp.	200	4,850
AMREP Corp.*	216	1,639
ARC Document Solutions, Inc.*	6,278	15,193
Brady Corp., Class A	2,468	94,401
CECO Environmental Corp.	8,373	37,930
Civeo Corp.*	20,462	71,617
Clean Harbors, Inc.*	3,506	194,022
Ennis, Inc.	3,361	66,884
Essendant, Inc.	6,917	62,599
Fuel Tech, Inc.*	2,542	2,898
Heritage-Crystal Clean, Inc.*	2,727	59,312
InnerWorkings, Inc.*	9,233	92,422
LSC Communications, Inc.	2,720	37,210
Matthews International Corp., Class A	3,629	203,224
McGrath RentCorp	3,946	188,619
Mobile Mini, Inc.	6,839	258,856
Quad/Graphics, Inc.	1,704	37,692
SP Plus Corp.*	3,641	140,360
Steelcase, Inc., Class A	9,264	144,055
Team, Inc.*	2,594	44,098
Tetra Tech, Inc.	9,298	462,111
UniFirst Corp.	949	156,870
Viad Corp.	4,233	240,434
Virco Manufacturing Corp.	1,500	7,050
VSE Corp.	2,192	108,614

		3,305,684

Communications Equipment 1.4%
ADTRAN, Inc.	14,096	225,536
ARRIS International plc*	21,689	548,732
Aviat Networks, Inc.*	639	10,390
Black Box Corp.	3,500	12,250
Calix, Inc.*	1,597	10,221
Clearfield, Inc.*	800	10,360
Communications Systems, Inc.	2,369	8,291
Comtech Telecommunications Corp.	5,010	108,366
Digi International, Inc.*	6,264	64,832
EchoStar Corp., Class A*	7,774	474,680
EMCORE Corp.*	3,875	26,156
Finisar Corp.*	13,082	234,953
Harmonic, Inc.*	25,726	93,900
Infinera Corp.*	3,824	24,741
KVH Industries, Inc.*	4,021	44,432
NETGEAR, Inc.*	4,606	321,038
NetScout Systems, Inc.*	11,237	320,255
Network-1 Technologies, Inc.	3,171	7,928
Optical Cable Corp.*	300	705
PC-Tel, Inc.	1,200	8,592
RELM Wireless Corp.	2,881	10,372
Ribbon Communications, Inc.*	8,918	62,248
TESSCO Technologies, Inc.	1,910	41,924
Viavi Solutions, Inc.*	3,727	31,978

		2,702,880

Construction & Engineering 3.1%
AECOM*	32,302	1,263,331
Aegion Corp.*	5,747	144,135
Ameresco, Inc., Class A*	4,900	42,630
Argan, Inc.	1,307	56,985
EMCOR Group, Inc.	3,699	300,655
Fluor Corp.	2,563	155,574
Goldfield Corp. (The)*	6,069	30,042
Granite Construction, Inc.	5,233	348,989
Great Lakes Dredge & Dock Corp.*	18,191	85,498
IES Holdings, Inc.*	1,273	22,278
Jacobs Engineering Group, Inc.	18,638	1,294,595
KBR, Inc.	9,350	190,179
MasTec, Inc.*	6,468	345,391
MYR Group, Inc.*	2,963	100,386
Northwest Pipe Co.*	2,416	45,904
NV5 Global, Inc.*	1,700	82,875
Orion Group Holdings, Inc.*	7,050	53,016
Primoris Services Corp.	5,844	151,944
Quanta Services, Inc.*	23,027	886,309
Sterling Construction Co., Inc.*	6,611	92,223
Tutor Perini Corp.*	8,542	211,415

		5,904,354

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	57,563

Consumer Finance 1.6%
Asta Funding, Inc.*	267	1,882
Atlanticus Holdings Corp.*	1,995	4,429
Consumer Portfolio Services, Inc.*	1,523	6,823
Encore Capital Group, Inc.*	2,812	116,557
Enova International, Inc.*	5,456	97,663
EZCORP, Inc., Class A*	11,789	139,110
FirstCash, Inc.	2,289	167,326
Green Dot Corp., Class A*	3,666	224,579
Navient Corp.	40,746	580,631
Nelnet, Inc., Class A	4,820	251,170
OneMain Holdings, Inc.*	12,317	402,889
PRA Group, Inc.*(a)	2,087	74,610
Regional Management Corp.*	2,948	83,605
Santander Consumer USA Holdings, Inc.	38,171	658,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Consumer Finance (continued)
World Acceptance Corp.*(a)	1,131	$133,515

		2,943,239

Containers & Packaging 0.2%
Greif, Inc., Class A	4,541	268,464
Sonoco Products Co.	1,073	58,275
UFP Technologies, Inc.*	423	12,330

		339,069

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	73,007
VOXX International Corp.*	5,943	35,361
Weyco Group, Inc.	2,056	63,695

		172,063

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	11,225	516,350
American Public Education, Inc.*	4,019	102,083
Ascent Capital Group, Inc., Class A*	2,873	27,092
Carriage Services, Inc.	3,713	98,877
Graham Holdings Co., Class B	758	450,593
Houghton Mifflin Harcourt Co.*	2,389	20,068
K12, Inc.*	8,000	138,800
Liberty Tax, Inc., Class A	1,516	15,615
Regis Corp.*	8,534	135,861

		1,505,339

Diversified Financial Services 0.1%
Cannae Holdings, Inc.*	9,905	172,446
Marlin Business Services Corp.	1,601	37,944
On Deck Capital, Inc.*	6,287	28,291

		238,681

Diversified Telecommunication Services 0.2%
ATN International, Inc.	2,354	139,733
Frontier Communications Corp.(a)	10,982	89,943
Hawaiian Telcom Holdco, Inc.*	1,672	47,970
IDT Corp., Class B*	2,573	27,968
Iridium Communications, Inc.*(a)	7,904	100,381
Windstream Holdings, Inc.(a)	13,831	22,821

		428,816

Electrical Equipment 0.8%
AZZ, Inc.	5,199	236,555
Babcock & Wilcox Enterprises, Inc.*(a)	10,462	68,003
Broadwind Energy, Inc.*	2,432	6,007
Encore Wire Corp.	3,606	182,464
EnerSys	1,944	136,683
FuelCell Energy, Inc.*	4,647	7,760
General Cable Corp.	1,417	42,085
LSI Industries, Inc.	4,939	39,216
Powell Industries, Inc.	2,855	93,044
Preformed Line Products Co.	824	60,861
Regal Beloit Corp.	5,887	458,597
Thermon Group Holdings, Inc.*	8,124	188,314
Ultralife Corp.*	3,374	22,943

		1,542,532

Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.*	4,153	347,606
Arrow Electronics, Inc.*	17,090	1,390,101
Avnet, Inc.	20,075	853,187
AVX Corp.	20,825	373,600
Bel Fuse, Inc., Class B	2,729	56,081
Belden, Inc.	289	24,499
Benchmark Electronics, Inc.*	5,889	170,487
CTS Corp.	5,648	155,320
Daktronics, Inc.	8,464	78,377
Electro Scientific Industries, Inc.*	9,391	219,937
ePlus, Inc.*	1,594	123,057
Fabrinet*	5,205	129,136
FARO Technologies, Inc.*	2,995	161,430
Frequency Electronics, Inc.*	900	8,496
II-VI, Inc.*	7,821	333,566
Insight Enterprises, Inc.*	5,645	209,542
Jabil, Inc.	25,040	636,767
KEMET Corp.*	6,837	139,201
Key Tronic Corp.*	2,680	19,216
Kimball Electronics, Inc.*	6,443	119,195
Knowles Corp.*	14,892	226,954
Littelfuse, Inc.	430	93,418
Methode Electronics, Inc.	3,912	159,805
MTS Systems Corp.	805	41,739
OSI Systems, Inc.*	2,417	159,715
PAR Technology Corp.*	1,700	14,620
Park Electrochemical Corp.	3,435	62,861
PC Connection, Inc.	3,343	87,587
PCM, Inc.*	3,273	28,966
Plexus Corp.*	5,296	316,436
RF Industries Ltd.	443	1,373
Richardson Electronics Ltd.	2,700	21,897
Rogers Corp.*	2,420	398,768
Sanmina Corp.*	12,441	325,332
ScanSource, Inc.*	4,682	160,124
SMTC Corp.*	2,189	4,816
SYNNEX Corp.	5,184	636,232
Systemax, Inc.	3,470	107,744
Tech Data Corp.*	5,950	596,607
TTM Technologies, Inc.*	16,634	274,295
VeriFone Systems, Inc.*	5,674	100,316
Vishay Intertechnology, Inc.	25,427	558,123
Vishay Precision Group, Inc.*	2,246	61,540
Wayside Technology Group, Inc.	200	2,870
Wireless Telecom Group, Inc.*	5,122	11,473

		10,002,412

Energy Equipment & Services 3.9%
Archrock, Inc.	13,169	122,472
Basic Energy Services, Inc.*	3,239	63,128
Bristow Group, Inc.(a)	8,504	131,047
CARBO Ceramics, Inc.*(a)	883	7,029
Dawson Geophysical Co.*	5,561	35,479
Diamond Offshore Drilling, Inc.*(a)	10,434	184,473
Dril-Quip, Inc.*	7,001	361,602
Ensco plc, Class A	69,494	410,015
Era Group, Inc.*	5,757	58,318
Exterran Corp.*	6,651	192,081
Forum Energy Technologies, Inc.*	16,199	273,763
Frank’s International NV	3,139	21,722
Geospace Technologies Corp.*	1,817	25,002
Gulf Island Fabrication, Inc.	3,273	42,222
Helix Energy Solutions Group, Inc.*	28,717	216,239
Helmerich & Payne, Inc.	13,982	1,007,123
Hornbeck Offshore Services, Inc.*	6,751	22,953
Independence Contract Drilling, Inc.*	8,702	40,029
Matrix Service Co.*	6,373	114,077
McDermott International, Inc.*	47,440	416,523
Mitcham Industries, Inc.*	4,242	15,950
Nabors Industries Ltd.	20,205	158,407
Natural Gas Services Group, Inc.*	3,260	89,813
Newpark Resources, Inc.*	20,825	189,507
Noble Corp. plc*	45,586	213,798
Nordic American Offshore Ltd.	17	21
Oceaneering International, Inc.	15,029	310,800
Oil States International, Inc.*	9,308	297,856
Parker Drilling Co.*	32,999	37,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	28,153	$664,974
PHI, Inc. (Non-Voting)*	2,915	33,493
Pioneer Energy Services Corp.*	17,077	55,500
RigNet, Inc.*	1,237	20,411
Rowan Cos. plc, Class A*	22,051	324,591
SEACOR Holdings, Inc.*	3,369	156,928
SEACOR Marine Holdings, Inc.*	4,319	64,612
Superior Energy Services, Inc.*	24,796	259,118
TETRA Technologies, Inc.*	17,259	66,275
Unit Corp.*	11,223	271,933
US Silica Holdings, Inc.	9,718	323,512
Willbros Group, Inc.*	12,791	14,198

		7,314,613

Equity Real Estate Investment Trusts (REITs) 0.1%
Alexander & Baldwin, Inc.	7,345	194,789

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	5,478	186,800
Chefs’ Warehouse, Inc. (The)*	4,380	89,133
Ingles Markets, Inc., Class A	3,941	132,418
Natural Grocers by Vitamin Cottage, Inc.*	4,116	35,398
Smart & Final Stores, Inc.*	1,772	16,657
SpartanNash Co.	6,313	153,848
United Natural Foods, Inc.*	8,040	382,704
US Foods Holding Corp.*	4,900	157,437
Village Super Market, Inc., Class A	2,253	52,900
Weis Markets, Inc.	3,215	127,828

		1,335,123

Food Products 1.7%
Alico, Inc.	847	22,784
Darling Ingredients, Inc.*	25,857	479,389
Dean Foods Co.	16,013	166,055
Farmer Brothers Co.*	2,830	89,428
Fresh Del Monte Produce, Inc.	9,006	426,074
Hostess Brands, Inc.*	5,438	75,044
John B Sanfilippo & Son, Inc.	684	42,832
Landec Corp.*	4,091	53,796
Limoneira Co.	1,674	36,075
Post Holdings, Inc.*	9,033	683,527
Sanderson Farms, Inc.(a)	3,553	450,876
Sanderson Farms, Inc.*(b)(c)	200	0
Seaboard Corp.	115	498,640
Seneca Foods Corp., Class A*	1,991	62,816
TreeHouse Foods, Inc.*	4,268	201,279

		3,288,615

Health Care Equipment & Supplies 1.1%
AngioDynamics, Inc.*	7,567	131,741
Anika Therapeutics, Inc.*	2,277	151,921
CONMED Corp.	3,554	205,350
CryoLife, Inc.*	5,808	109,481
Exactech, Inc.*	2,345	117,484
FONAR Corp.*	951	23,347
Haemonetics Corp.*	1,344	86,890
Halyard Health, Inc.*	8,379	408,979
Integer Holdings Corp.*	4,932	247,340
Invacare Corp.(a)	7,501	138,018
Kewaunee Scientific Corp.	92	2,668
Merit Medical Systems, Inc.*	8,076	375,130
Natus Medical, Inc.*	1,100	34,155
Nuvectra Corp.*	1,248	10,134
Orthofix International NV*	1,141	65,539
Photo Medex, Inc.*(b)(d)	60	0
RTI Surgical, Inc.*	9,045	40,703
SeaSpine Holdings Corp.*	1,230	13,518

		2,162,398

Health Care Providers & Services 2.2%
AAC Holdings, Inc.*	1,294	11,581
Acadia Healthcare Co., Inc.*	13,480	459,398
Aceto Corp.	2,798	30,806
Addus HomeCare Corp.*	3,524	126,335
Almost Family, Inc.*	2,692	153,579
Brookdale Senior Living, Inc.*	26,649	253,166
Community Health Systems, Inc.*(a)	9,535	53,873
Cross Country Healthcare, Inc.*	5,129	71,857
Digirad Corp.	4,028	9,466
Diplomat Pharmacy, Inc.*	5,200	140,348
Ensign Group, Inc. (The)	1,732	39,888
Envision Healthcare Corp.*	10,245	368,718
Five Star Senior Living, Inc.*	2,367	3,432
Kindred Healthcare, Inc.	13,970	128,524
LHC Group, Inc.*	3,167	198,888
LifePoint Health, Inc.*	6,246	308,865
Magellan Health, Inc.*	3,844	382,862
MedCath Corp.*(b)(c)	2,115	0
MEDNAX, Inc.*	6,122	323,303
National HealthCare Corp.	2,776	173,139
Owens & Minor, Inc.	8,102	170,628
Providence Service Corp. (The)*	2,362	151,948
Quorum Health Corp.*	3,916	24,162
Select Medical Holdings Corp.*	21,872	387,134
Surgery Partners, Inc.*(a)	979	15,223
Triple-S Management Corp., Class B*	5,048	116,003

		4,103,126

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	29,290	436,714
Evolent Health, Inc., Class A*(a)	1,142	16,102
HealthStream, Inc.*	3,665	86,201
HMS Holdings Corp.*	6,872	117,717
Micron Solutions, Inc.*	200	700
Quality Systems, Inc.*	785	10,205

		667,639

Hotels, Restaurants & Leisure 1.8%
Ark Restaurants Corp.	318	8,109
BBX Capital Corp.	4,655	42,407
Belmond Ltd., Class A*	17,989	232,058
Biglari Holdings, Inc.*	176	72,633
BJ’s Restaurants, Inc.	3,406	128,577
Bojangles’, Inc.*	888	10,878
Carrols Restaurant Group, Inc.*	5,680	70,716
Chuy’s Holdings, Inc.*	3,186	84,429
Del Frisco’s Restaurant Group, Inc.*	5,584	97,720
Del Taco Restaurants, Inc.*	8,750	110,863
Dover Motorsports, Inc.	1,000	2,000
Drive Shack, Inc.*	8,368	43,346
El Pollo Loco Holdings, Inc.*	1,836	18,452
Eldorado Resorts, Inc.*	1,630	56,317
Fiesta Restaurant Group, Inc.*	2,333	44,794
ILG, Inc.	14,389	451,958
International Game Technology plc	26,190	761,343
J Alexander’s Holdings, Inc.*	2,426	23,411
La Quinta Holdings, Inc.*	6,752	134,567
Luby’s, Inc.*	3,390	10,373
Marcus Corp. (The)	2,900	75,400
Marriott Vacations Worldwide Corp.	2,827	430,637
Monarch Casino & Resort, Inc.*	870	39,637
Playa Hotels & Resorts NV*	1,046	10,837
Potbelly Corp.*	4,608	55,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc.	1,853	$54,441
Red Lion Hotels Corp.*	3,236	33,816
Red Robin Gourmet Burgers, Inc.*	2,257	118,831
Speedway Motorsports, Inc.	6,911	143,403

		3,367,710

Household Durables 3.4%
AV Homes, Inc.*	5,292	89,435
Bassett Furniture Industries, Inc.	1,614	54,795
CalAtlantic Group, Inc.	17,734	995,410
Cavco Industries, Inc.*	1,375	210,581
Century Communities, Inc.*	4,918	155,409
CSS Industries, Inc.	1,000	26,160
Ethan Allen Interiors, Inc.	4,316	107,253
Flexsteel Industries, Inc.	1,648	70,996
Green Brick Partners, Inc.*	8,441	94,539
Hamilton Beach Brands Holding Co., Class A(b)	1,878	48,283
Helen of Troy Ltd.*	3,175	295,751
Hooker Furniture Corp.	2,384	88,566
KB Home	12,671	399,390
La-Z-Boy, Inc.	7,709	232,426
Libbey, Inc.	1,488	10,520
Lifetime Brands, Inc.	3,756	65,542
M/I Homes, Inc.*	5,099	164,902
MDC Holdings, Inc.	7,213	243,150
Meritage Homes Corp.*	7,800	370,110
New Home Co., Inc. (The)*	2,958	35,052
Orleans Homebuilders, Inc.*(b)(c)	1,500	0
PICO Holdings, Inc.*	4,992	65,395
Taylor Morrison Home Corp., Class A*	10,169	258,598
Toll Brothers, Inc.	25,145	1,171,254
TopBuild Corp.*	5,498	420,817
TRI Pointe Group, Inc.*	28,636	467,053
Universal Electronics, Inc.*	1,319	60,806
William Lyon Homes, Class A*	5,959	161,787
ZAGG, Inc.*	2,669	44,572

		6,408,552

Household Products 0.2%
Central Garden & Pet Co.*(a)	2,100	82,299
Central Garden & Pet Co., Class A*	5,569	210,063
Oil-Dri Corp. of America	461	17,928
Orchids Paper Products Co.	943	14,202

		324,492

Independent Power and Renewable Electricity Producers 0.9%
Calpine Corp.*	50,573	763,146
Dynegy, Inc.*	23,075	288,899
NRG Energy, Inc.	9,272	241,165
Ormat Technologies, Inc.	4,334	303,727
TerraForm Power, Inc., Class A	1,830	19,947

		1,616,884

Industrial Conglomerates 0.1%
Carlisle Cos., Inc.	351	40,088
Raven Industries, Inc.	2,672	103,005

		143,093

Insurance 5.5%
Ambac Financial Group, Inc.*(b)	7,823	126,733
American Equity Investment Life Holding Co.	13,915	459,195
American National Insurance Co.	3,487	440,722
AMERISAFE, Inc.	1,524	92,583
AmTrust Financial Services, Inc.	3,538	47,480
Argo Group International Holdings Ltd.	4,207	257,889
Aspen Insurance Holdings Ltd.	10,104	377,384
Assurant, Inc.	8,703	796,150
Assured Guaranty Ltd.	19,458	692,510
Atlas Financial Holdings, Inc.*	2,387	47,859
Axis Capital Holdings Ltd.	3,800	192,014
Baldwin & Lyons, Inc., Class B	1,193	27,439
Blue Capital Reinsurance Holdings Ltd.	695	8,444
Citizens, Inc.*(a)	2,376	18,842
CNO Financial Group, Inc.	26,729	657,266
Donegal Group, Inc., Class A	4,202	73,745
EMC Insurance Group, Inc.	3,160	89,270
Employers Holdings, Inc.	5,084	215,562
Enstar Group Ltd.*	1,850	384,060
FBL Financial Group, Inc., Class A	2,516	175,114
Federated National Holding Co.	2,576	38,202
First Acceptance Corp.*	3,404	3,949
Genworth Financial, Inc., Class A*	26,992	82,596
Global Indemnity Ltd.*	2,452	103,842
Greenlight Capital Re Ltd., Class A*	5,532	112,023
Hallmark Financial Services, Inc.*	3,425	34,695
Hanover Insurance Group, Inc. (The)	5,936	671,658
HCI Group, Inc.	1,529	53,439
Heritage Insurance Holdings, Inc.(a)	4,846	82,527
Horace Mann Educators Corp.	5,225	215,793
Independence Holding Co.	2,090	61,237
Infinity Property & Casualty Corp.	190	19,238
Investors Title Co.	330	64,185
James River Group Holdings Ltd.	927	35,226
Kemper Corp.	9,092	589,616
Maiden Holdings Ltd.	15,509	109,339
MBIA, Inc.*(a)	16,417	120,501
National General Holdings Corp.	3,908	78,238
National Western Life Group, Inc., Class A	337	109,154
Navigators Group, Inc. (The)	4,410	214,326
Old Republic International Corp.	35,955	772,673
RenaissanceRe Holdings Ltd.	182	23,140
Safety Insurance Group, Inc.	1,899	147,457
Selective Insurance Group, Inc.	6,037	351,655
State Auto Financial Corp.	4,807	143,104
Stewart Information Services Corp.	4,144	184,449
Third Point Reinsurance Ltd.*	15,356	218,823
United Fire Group, Inc.	4,126	179,027
United Insurance Holdings Corp.	1,370	26,468
Validus Holdings Ltd.	963	65,195
White Mountains Insurance Group Ltd.	344	288,926

		10,380,962

Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Inc., Class A*	7,399	77,135
EVINE Live, Inc.*	4,800	5,856
FTD Cos., Inc.*	6,539	38,318
Liberty Expedia Holdings, Inc., Class A*	3,947	185,075
Liberty TripAdvisor Holdings, Inc., Class A*	10,275	90,420
Overstock.com, Inc.*(a)	2,971	204,108

		600,912

Internet Software & Services 0.4%
Blucora, Inc.*	8,815	215,086
BroadVision, Inc.*	530	1,669
Cars.com, Inc.*	8,481	251,801
DHI Group, Inc.*	350	630
Liquidity Services, Inc.*	7,122	34,186
Marchex, Inc., Class B*	5,787	19,849
Meet Group, Inc. (The)*	13,286	36,669
QuinStreet, Inc.*	4,905	45,764
Qumu Corp.*	1,201	2,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Internet Software & Services (continued)
Reis, Inc.	561	$11,641
TechTarget, Inc.*	2,129	33,383
XO Group, Inc.*	3,901	74,509

		727,373

IT Services 1.1%
Acxiom Corp.*	12,756	345,305
Blackhawk Network Holdings, Inc.*	4,397	199,844
CACI International, Inc., Class A*	2,742	385,388
Cass Information Systems, Inc.	183	10,605
Convergys Corp.	14,251	331,621
Edgewater Technology, Inc.*	400	2,392
ManTech International Corp., Class A	4,865	253,320
Perficient, Inc.*	5,577	108,026
PRGX Global, Inc.*	1,900	14,440
Sykes Enterprises, Inc.*	7,917	245,585
Virtusa Corp.*	2,993	133,548

		2,030,074

Leisure Products 0.3%
Acushnet Holdings Corp.(a)	3,214	68,940
Callaway Golf Co.	15,276	225,627
Clarus Corp.*	3,100	23,095
Escalade, Inc.	1,700	21,845
JAKKS Pacific, Inc.*	744	1,897
Johnson Outdoors, Inc., Class A	1,510	91,008
Nautilus, Inc.*	3,248	41,737
Vista Outdoor, Inc.*	7,134	108,080

		582,229

Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	41,699
Luminex Corp.	5,758	116,254
Syneos Health, Inc.*	4,655	178,519

		336,472

Machinery 4.1%
Actuant Corp., Class A	5,567	137,783
AGCO Corp.	10,092	732,881
Alamo Group, Inc.	2,815	323,809
Albany International Corp., Class A	2,024	128,423
American Railcar Industries, Inc.(a)	3,321	130,250
Astec Industries, Inc.	4,281	267,134
Barnes Group, Inc.	6,497	427,438
Briggs & Stratton Corp.	7,426	179,561
Chart Industries, Inc.*	6,838	338,960
CIRCOR International, Inc.	1,686	89,392
Colfax Corp.*	18,674	747,334
Columbus McKinnon Corp.	3,789	155,160
DMC Global, Inc.	1,833	41,976
Eastern Co. (The)	399	10,673
EnPro Industries, Inc.	200	17,598
ESCO Technologies, Inc.	3,963	242,337
Federal Signal Corp.	7,769	158,021
Franklin Electric Co., Inc.	3,081	139,569
FreightCar America, Inc.	2,266	35,304
Gencor Industries, Inc.*	1,501	25,217
Gorman-Rupp Co. (The)	2,030	57,388
Graham Corp.	1,887	40,382
Greenbrier Cos., Inc. (The)(a)	4,576	229,486
Hardinge, Inc.	3,600	67,896
Hurco Cos., Inc.	1,343	60,636
Hyster-Yale Materials Handling, Inc.	1,542	130,592
ITT, Inc.	4,491	251,496
Kadant, Inc.	916	91,829
Key Technology, Inc.*	300	7,986
LB Foster Co., Class A*	2,592	70,373
LS Starrett Co. (The), Class A	690	5,762
Lydall, Inc.*	1,578	75,428
Milacron Holdings Corp.*	2,528	47,956
Miller Industries, Inc.	3,399	88,544
NN, Inc.	6,648	191,462
Oshkosh Corp.	2,640	239,501
Perma-Pipe International Holdings, Inc.*	700	6,370
Rexnord Corp.*	9,118	256,307
Spartan Motors, Inc.	8,335	111,689
SPX FLOW, Inc.*	1,100	51,007
Standex International Corp.	200	20,990
Titan International, Inc.	10,236	136,241
Trinity Industries, Inc.	23,688	816,525
Twin Disc, Inc.*	800	23,584
Wabash National Corp.	7,650	197,600
Watts Water Technologies, Inc., Class A	1,608	128,238

		7,734,088

Marine 0.5%
Costamare, Inc.(a)	16,158	105,350
Eagle Bulk Shipping, Inc.*(a)	1,949	9,238
Genco Shipping & Trading Ltd.*	891	11,592
Golden Ocean Group Ltd.*(a)	4,045	35,556
Kirby Corp.*	8,387	628,186
Matson, Inc.	5,577	190,789
Scorpio Bulkers, Inc.	6,481	49,256

		1,029,967

Media 1.2%
AH Belo Corp., Class A	5,287	25,906
AMC Entertainment Holdings, Inc., Class A(a)	8,355	106,944
Ballantyne Strong, Inc.*	3,325	15,129
Entravision Communications Corp., Class A	9,688	67,331
Eros International plc*(a)	1,900	21,660
EW Scripps Co. (The), Class A*	11,366	181,970
Gannett Co., Inc.	13,657	161,152
Gray Television, Inc.*	11,439	187,028
John Wiley & Sons, Inc., Class A	1,254	79,504
Meredith Corp.	5,590	369,722
New Media Investment Group, Inc.	9,422	159,232
Nexstar Media Group, Inc., Class A	1,699	127,595
Reading International, Inc., Class A*	3,433	56,610
Saga Communications, Inc., Class A	533	21,107
Salem Media Group, Inc.	4,000	18,600
Scholastic Corp.	4,995	191,908
TEGNA, Inc.	24,327	352,012
Townsquare Media, Inc., Class A*	2,500	18,750
Tribune Media Co., Class A	2,121	90,333

		2,252,493

Metals & Mining 2.4%
Alcoa Corp.*	12,727	662,058
Allegheny Technologies, Inc.*	9,972	268,845
Ampco-Pittsburgh Corp.	2,015	27,404
Carpenter Technology Corp.	8,371	430,269
Coeur Mining, Inc.*	7,245	58,250
Commercial Metals Co.	18,169	436,783
Friedman Industries, Inc.	1,708	9,411
Gold Resource Corp.	2,355	10,645
Haynes International, Inc.	3,002	107,472
Hecla Mining Co.	73,745	283,181
Kaiser Aluminum Corp.	193	21,276
Materion Corp.	4,366	216,990
Olympic Steel, Inc.	2,883	67,203
Reliance Steel & Aluminum Co.	11,282	988,190
Schnitzer Steel Industries, Inc., Class A	6,789	232,184
SunCoke Energy, Inc.*	13,204	146,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Metals & Mining (continued)
Synalloy Corp.	400	$5,440
TimkenSteel Corp.*	10,405	168,457
United States Steel Corp.	9,329	348,998
Universal Stainless & Alloy Products, Inc.*	2,462	63,446

		4,553,066

Multiline Retail 1.4%
Dillard’s, Inc., Class A(a)	5,244	354,285
Fred’s, Inc., Class A(a)	9,105	30,138
JC Penney Co., Inc.*(a)	23,712	87,971
Kohl’s Corp.	23,424	1,517,172
Macy’s, Inc.	22,025	571,549
Tuesday Morning Corp.*(a)	7,030	20,387

		2,581,502

Oil, Gas & Consumable Fuels 6.5%
Adams Resources & Energy, Inc.	928	41,296
Antero Resources Corp.*	38,415	746,403
Arch Coal, Inc., Class A	1,380	124,214
Ardmore Shipping Corp.*(a)	4,393	31,190
Bill Barrett Corp.*	16,396	84,111
Bonanza Creek Energy, Inc.*	407	11,400
Callon Petroleum Co.*	27,428	311,308
Carrizo Oil & Gas, Inc.*	8,504	171,015
Clean Energy Fuels Corp.*	22,189	34,837
Cloud Peak Energy, Inc.*	12,663	63,315
CNX Resources Corp.*	31,368	439,466
CONSOL Energy, Inc.*	3,921	127,158
Contango Oil & Gas Co.*	5,570	22,837
CVR Energy, Inc.(a)	5,163	184,784
Delek US Energy, Inc.	13,953	486,820
DHT Holdings, Inc.	10,879	37,641
Dorian LPG Ltd.*	12,618	96,402
Eclipse Resources Corp.*	27,639	59,147
EnLink Midstream LLC(a)	13,271	246,841
EP Energy Corp., Class A*	5,079	9,701
Extraction Oil & Gas, Inc.*	2,310	32,571
GasLog Ltd.	5,428	109,646
Gener8 Maritime, Inc.*	3,131	18,379
Green Plains, Inc.	9,053	158,427
Gulfport Energy Corp.*	21,856	222,276
Halcon Resources Corp.*	8,127	64,935
Hallador Energy Co.	7,101	49,565
HollyFrontier Corp.	25,831	1,238,855
International Seaways, Inc.*	2,112	35,249
Jones Energy, Inc., Class A*(a)	1,359	1,590
Kosmos Energy Ltd.*	1,600	11,056
Murphy Oil Corp.	26,759	858,964
NACCO Industries, Inc., Class A	939	39,485
Oasis Petroleum, Inc.*	34,661	300,164
Overseas Shipholding Group, Inc., Class A*	10,848	22,889
Pacific Ethanol, Inc.*	8,749	36,746
Panhandle Oil and Gas, Inc., Class A	1,332	27,106
Par Pacific Holdings, Inc.*	2,741	49,968
PBF Energy, Inc., Class A	18,551	599,754
PDC Energy, Inc.*	9,834	509,893
Peabody Energy Corp.*	11,511	465,160
Penn Virginia Corp.*	930	39,283
QEP Resources, Inc.*	32,096	300,419
Range Resources Corp.	16,955	241,609
Renewable Energy Group, Inc.*	9,795	104,807
REX American Resources Corp.*	783	63,932
Ring Energy, Inc.*	5,773	79,667
RSP Permian, Inc.*	20,810	825,741
SandRidge Energy, Inc.*	2,336	41,791
Scorpio Tankers, Inc.	34,437	91,602
SemGroup Corp., Class A(a)	11,529	330,306
Ship Finance International Ltd.(a)	8,695	133,034
SM Energy Co.	15,170	354,219
SRC Energy, Inc.*	27,491	273,535
Teekay Tankers Ltd., Class A(a)	13,319	16,915
Whiting Petroleum Corp.*	12,979	362,374
World Fuel Services Corp.	8,523	237,706
WPX Energy, Inc.*	42,599	627,483

		12,306,987

Paper & Forest Products 1.2%
Boise Cascade Co.	5,347	237,674
Clearwater Paper Corp.*	2,391	112,497
Domtar Corp.	10,751	552,172
KapStone Paper and Packaging Corp.	12,967	449,177
Louisiana-Pacific Corp.*	4,700	139,167
Mercer International, Inc.	14,400	211,680
PH Glatfelter Co.	5,201	121,495
Resolute Forest Products, Inc.*	17,540	201,710
Schweitzer-Mauduit International, Inc.	3,833	173,558
Verso Corp., Class A*	1,417	22,757

		2,221,887

Personal Products 0.0%†
Inter Parfums, Inc.	1,604	73,142
Mannatech, Inc.	180	2,592

		75,734

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	6,793	126,621
ANI Pharmaceuticals, Inc.*	754	50,639
Cumberland Pharmaceuticals, Inc.*	3,851	26,225
Depomed, Inc.*	7,526	55,316
Endo International plc*	25,652	177,255
Intra-Cellular Therapies, Inc.*(a)	7,999	136,143
Mallinckrodt plc*	8,984	162,251
Prestige Brands Holdings, Inc.*	1,849	77,344
Taro Pharmaceutical Industries Ltd.*	169	17,186

		828,980

Professional Services 1.3%
Acacia Research Corp.*	12,146	44,333
CBIZ, Inc.*	11,122	183,513
CRA International, Inc.	2,000	92,860
Franklin Covey Co.*	2,998	86,342
FTI Consulting, Inc.*	5,744	249,692
GP Strategies Corp.*	1,197	29,865
Heidrick & Struggles International, Inc.	3,526	93,086
Hill International, Inc.*	2,901	16,536
Hudson Global, Inc.*	3,050	6,496
Huron Consulting Group, Inc.*	2,810	112,822
ICF International, Inc.*	3,777	200,559
Kelly Services, Inc., Class A	7,123	201,652
Korn/Ferry International	9,008	401,396
Mistras Group, Inc.*	4,648	99,049
Navigant Consulting, Inc.*	9,806	201,219
On Assignment, Inc.*	1,232	94,334
RCM Technologies, Inc.	400	2,532
Resources Connection, Inc.	9,111	148,965
RPX Corp.	9,996	140,344
TrueBlue, Inc.*	4,454	121,817

		2,527,412

Real Estate Management & Development 0.4%
Consolidated-Tomoka Land Co.	533	35,269
Forestar Group, Inc.*	940	22,936
FRP Holdings, Inc.*	468	23,377
Griffin Industrial Realty, Inc.	535	19,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	358	$55,973
RE/MAX Holdings, Inc., Class A	1,915	94,505
Realogy Holdings Corp.	17,910	492,704
Tejon Ranch Co.*	3,235	70,555

		815,168

Road & Rail 1.8%
AMERCO	1,174	428,604
ArcBest Corp.	4,535	161,219
Celadon Group, Inc.	6,488	36,009
Covenant Transportation Group, Inc., Class A*	3,493	102,450
Genesee & Wyoming, Inc., Class A*	9,551	762,647
Hertz Global Holdings, Inc.*(a)	6,839	156,818
Marten Transport Ltd.	12,332	286,103
PAM Transportation Services, Inc.*	559	20,968
Patriot Transportation Holding, Inc.*	156	2,964
Roadrunner Transportation Systems, Inc.*	9,144	50,932
Ryder System, Inc.	7,508	653,421
Saia, Inc.*	3,296	249,013
Universal Logistics Holdings, Inc.	1,445	33,596
USA Truck, Inc.*	1,450	29,232
Werner Enterprises, Inc.	10,074	410,012

		3,383,988

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.*	3,313	55,625
Amkor Technology, Inc.*	39,407	396,434
Amtech Systems, Inc.*	2,835	28,435
Axcelis Technologies, Inc.*	2,805	72,649
AXT, Inc.*	7,813	61,723
Brooks Automation, Inc.	1,466	40,901
Cohu, Inc.	5,275	120,112
Cree, Inc.*	17,236	594,814
CyberOptics Corp.*(a)	1,654	25,224
Diodes, Inc.*	8,887	250,525
FormFactor, Inc.*	2,768	39,721
GSI Technology, Inc.*	2,857	22,942
inTEST Corp.*	3,095	27,391
Kulicke & Soffa Industries, Inc.*	11,719	269,654
Nanometrics, Inc.*	5,018	124,296
NeoPhotonics Corp.*(a)	9,705	54,445
PDF Solutions, Inc.*	5,490	75,103
Photronics, Inc.*	12,094	101,590
Rambus, Inc.*	13,270	167,600
Rudolph Technologies, Inc.*	6,606	173,077
Sigma Designs, Inc.*	8,961	50,630
Synaptics, Inc.*	1,697	73,548
Ultra Clean Holdings, Inc.*	6,312	136,907
Veeco Instruments, Inc.*	4,046	67,366
Xcerra Corp.*	9,497	94,780

		3,125,492

Software 0.4%
Aware, Inc.*	1,965	8,941
BSQUARE Corp.*	700	3,010
Monotype Imaging Holdings, Inc.	1,244	29,794
RealNetworks, Inc.*	2,449	7,592
Rubicon Project, Inc. (The)*	3,000	5,760
Seachange International, Inc.*	5,075	16,900
Synchronoss Technologies, Inc.*	4,983	40,063
TiVo Corp.	27,371	381,825
VASCO Data Security International, Inc.*	5,924	85,306
Verint Systems, Inc.*	4,016	167,668

		746,859

Specialty Retail 3.7%
Aaron’s, Inc.	10,905	445,905
Abercrombie & Fitch Co., Class A	9,583	198,464
American Eagle Outfitters, Inc.	28,190	507,420
America’s Car-Mart, Inc.*	2,065	95,196
Ascena Retail Group, Inc.*(a)	28,140	60,782
AutoNation, Inc.*	12,055	725,952
Barnes & Noble Education, Inc.*	9,518	63,295
Barnes & Noble, Inc.	14,795	69,536
Bed Bath & Beyond, Inc.	10,596	244,556
Big 5 Sporting Goods Corp.(a)	1,914	10,814
Boot Barn Holdings, Inc.*	2,474	43,369
Build-A-Bear Workshop, Inc.*	3,938	33,867
Caleres, Inc.	6,256	185,428
Cato Corp. (The), Class A	3,177	37,743
Chico’s FAS, Inc.	15,371	146,178
Christopher & Banks Corp.*	6,160	7,823
Citi Trends, Inc.	2,575	60,538
Conn’s, Inc.*(a)	300	9,990
Destination XL Group, Inc.*	1,161	3,019
Dick’s Sporting Goods, Inc.	1,212	38,130
DSW, Inc., Class A	12,693	254,241
Express, Inc.*	10,468	73,067
Finish Line, Inc. (The), Class A(a)	4,460	50,532
Foot Locker, Inc.	454	22,314
GameStop Corp., Class A	15,591	262,085
Genesco, Inc.*	3,198	111,450
Group 1 Automotive, Inc.	3,102	243,352
Guess?, Inc.	11,998	220,403
Haverty Furniture Cos., Inc.	3,162	70,513
Hibbett Sports, Inc.*	2,608	58,941
Kirkland’s, Inc.*	2,678	28,414
Lithia Motors, Inc., Class A	2,584	322,897
MarineMax, Inc.*	6,233	143,047
Monro, Inc.	1,297	73,280
New York & Co., Inc.*	7,295	22,760
Office Depot, Inc.	85,143	276,715
Party City Holdco, Inc.*(a)	4,007	58,102
Penske Automotive Group, Inc.	12,153	634,265
Pier 1 Imports, Inc.	17,911	59,465
Shoe Carnival, Inc.	3,145	71,863
Signet Jewelers Ltd.(a)	7,856	415,582
Sonic Automotive, Inc., Class A	4,342	93,570
Stage Stores, Inc.(a)	3,860	6,446
Stein Mart, Inc.(a)	5,769	3,923
Tandy Leather Factory, Inc.*	1,309	9,621
Tilly’s, Inc., Class A	2,890	43,119
Trans World Entertainment Corp.*	2,150	3,762
TravelCenters of America LLC*	2,265	9,966
Urban Outfitters, Inc.*	4,152	141,625
Vitamin Shoppe, Inc.*	3,466	14,731
Zumiez, Inc.*	6,111	126,803

		6,914,859

Technology Hardware, Storage & Peripherals 0.6%
AstroNova, Inc.	765	10,251
Cray, Inc.*	4,936	119,698
Electronics For Imaging, Inc.*	6,468	189,124
Intevac, Inc.*	1,553	10,561
Stratasys Ltd.*(a)	8,324	178,050
Super Micro Computer, Inc.*	8,668	197,847
TransAct Technologies, Inc.	1,096	16,440
Xerox Corp.	10,754	367,034

		1,089,005

Textiles, Apparel & Luxury Goods 1.0%
Cherokee, Inc.*	1,142	1,770
Crocs, Inc.*	7,979	107,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Culp, Inc.	2,016	$64,109
Deckers Outdoor Corp.*	4,290	367,696
Delta Apparel, Inc.*	158	2,948
Fossil Group, Inc.*(a)	1,915	15,243
G-III Apparel Group Ltd.*	5,927	221,374
Lakeland Industries, Inc.*	1,538	21,686
Movado Group, Inc.	3,380	103,428
Oxford Industries, Inc.	1,161	91,487
Perry Ellis International, Inc.*	3,423	82,084
Ralph Lauren Corp.	882	100,821
Rocky Brands, Inc.	1,932	33,230
Sequential Brands Group, Inc.*(a)	9,001	14,582
Skechers U.S.A., Inc., Class A*	1,399	57,625
Superior Uniform Group, Inc.	1,724	40,617
Unifi, Inc.*	2,451	87,280
Vera Bradley, Inc.*	4,888	45,410
Wolverine World Wide, Inc.	11,345	372,456

		1,831,642

Thrifts & Mortgage Finance 2.8%
Atlantic Coast Financial Corp.*	235	2,439
Bank Mutual Corp.	9,867	102,617
BankFinancial Corp.	4,079	64,775
Beneficial Bancorp, Inc.	11,323	183,999
Capitol Federal Financial, Inc.	20,599	269,435
Charter Financial Corp.	2,204	42,383
Clifton Bancorp, Inc.	4,268	69,696
Dime Community Bancshares, Inc.	7,053	134,007
ESSA Bancorp, Inc.	1,116	17,968
Federal Agricultural Mortgage Corp., Class C	1,904	152,796
First Defiance Financial Corp.	1,726	95,897
First Place Financial Corp.*(b)(c)	367	0
Flagstar Bancorp, Inc.*	8,942	333,089
Home Bancorp, Inc.	983	42,131
HomeStreet, Inc.*	4,550	133,997
HopFed Bancorp, Inc.	12	179
Kearny Financial Corp.	13,395	184,851
Malvern Bancorp, Inc.*	490	11,711
Meridian Bancorp, Inc.	6,397	130,819
Meta Financial Group, Inc.	1,002	117,234
Nationstar Mortgage Holdings, Inc.*	4,558	80,859
New York Community Bancorp, Inc.	53,986	764,442
NMI Holdings, Inc., Class A*	9,977	183,078
Northeast Community Bancorp, Inc.	300	3,045
Northfield Bancorp, Inc.	10,839	181,878
Northwest Bancshares, Inc.	15,617	263,146
OceanFirst Financial Corp.	2,465	65,199
Ocwen Financial Corp.*	19,045	64,182
Oritani Financial Corp.	8,569	143,102
PHH Corp.*	10,761	96,526
Provident Financial Holdings, Inc.	1,703	31,165
Provident Financial Services, Inc.	10,908	286,989
Radian Group, Inc.	796	17,568
Riverview Bancorp, Inc.	5,811	55,669
SI Financial Group, Inc.	1,087	15,707
Southern Missouri Bancorp, Inc.	598	22,921
Territorial Bancorp, Inc.	1,453	43,997
Timberland Bancorp, Inc.	100	2,790
TrustCo Bank Corp.	11,491	98,823
United Community Financial Corp.	10,202	99,470
United Financial Bancorp, Inc.	9,052	151,712
Washington Federal, Inc.	7,833	281,205
Waterstone Financial, Inc.	5,437	92,973
Western New England Bancorp, Inc.	4,598	49,888
WSFS Financial Corp.	2,800	143,080

		5,329,437

Tobacco 0.1%
Alliance One International, Inc.*	2,540	33,401
Universal Corp.	4,260	204,480

		237,881

Trading Companies & Distributors 2.4%
Air Lease Corp.	23,606	1,147,724
Aircastle Ltd.	15,436	364,598
Beacon Roofing Supply, Inc.*	1,567	94,803
BMC Stock Holdings, Inc.*	8,076	180,902
CAI International, Inc.*	4,934	139,435
DXP Enterprises, Inc.*	2,900	99,209
GATX Corp.	5,511	392,053
Houston Wire & Cable Co.*	5,159	36,113
Kaman Corp.	3,780	237,006
Lawson Products, Inc.*	1,501	35,649
NOW, Inc.*	17,901	211,053
Rush Enterprises, Inc., Class A*	6,135	331,597
Textainer Group Holdings Ltd.*	1,100	26,950
Titan Machinery, Inc.*	5,779	124,191
Triton International Ltd.*	11,690	451,234
Veritiv Corp.*	3,125	89,687
WESCO International, Inc.*	7,520	512,488
Willis Lease Finance Corp.*	606	16,362

		4,491,054

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	127,098

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,041	54,149

Wireless Telecommunication Services 0.3%
Spok Holdings, Inc.	5,414	84,458
Telephone & Data Systems, Inc.	15,174	416,223
United States Cellular Corp.*	3,403	123,767

		624,448

Total Common Stocks (cost $153,000,121)		187,611,363

Rights 0.0%†

	Number of Rights	Value

Diversified Financial Services 0.0%†
NewStar Financial, Inc., CVR*(b)(d)	8,788	4,745

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(b)(c)	4,000	0

Media 0.0%†
Media General, Inc., CVR*(b)(c)	5,993	0

Total Rights (cost $9,239)		4,745

Short-Term Investment 0.1%

	Shares	Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(e)(f)	281,600	281,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Short-Term Investment (continued)

		Value
Money Market Fund (continued)

Total Short-Term Investment (cost $281,600)		$281,600

Repurchase Agreement 2.5%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $4,679,409, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $4,772,831.(f)	$4,679,240	4,679,240

Total Repurchase Agreement (cost $4,679,240)		4,679,240

Total Investments (cost $157,970,200) — 102.3%		192,576,948

Liabilities in excess of other assets — (2.3)%		(4,279,972)

NET ASSETS — 100.0%		$188,296,976

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $4,804,843, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $281,600 and $4,679,240, respectively, a total value of $4,960,840.
(b)	Illiquid security (unaudited).
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
(e)	Represents 7-day effective yield as of January 31, 2018.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $4,960,840.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,998,485	$—	$—	$2,998,485
Air Freight & Logistics	1,315,320	—	—	1,315,320
Airlines	2,080,269	—	—	2,080,269
Auto Components	3,172,228	—	—	3,172,228
Automobiles	133,987	—	—	133,987
Banks	28,763,208	—	—	28,763,208
Beverages	93,925	—	—	93,925
Biotechnology	1,599,210	—	—	1,599,210
Building Products	1,761,911	—	—	1,761,911
Capital Markets	1,801,465	—	—	1,801,465
Chemicals	4,280,471	—	—	4,280,471
Commercial Services & Supplies	3,305,684	—	—	3,305,684
Communications Equipment	2,702,880	—	—	2,702,880
Construction & Engineering	5,904,354	—	—	5,904,354
Construction Materials	57,563	—	—	57,563
Consumer Finance	2,943,239	—	—	2,943,239
Containers & Packaging	339,069	—	—	339,069
Distributors	172,063	—	—	172,063
Diversified Consumer Services	1,505,339	—	—	1,505,339
Diversified Financial Services	238,681	—	—	238,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$428,816	$—	$—	$428,816
Electrical Equipment	1,542,532	—	—	1,542,532
Electronic Equipment, Instruments & Components	10,002,412	—	—	10,002,412
Energy Equipment & Services	7,314,613	—	—	7,314,613
Equity Real Estate Investment Trusts (REITs)	194,789	—	—	194,789
Food & Staples Retailing	1,335,123	—	—	1,335,123
Food Products	3,288,615	—	—	3,288,615
Health Care Equipment & Supplies	2,162,398	—	—	2,162,398
Health Care Providers & Services	4,103,126	—	—	4,103,126
Health Care Technology	667,639	—	—	667,639
Hotels, Restaurants & Leisure	3,367,710	—	—	3,367,710
Household Durables	6,408,552	—	—	6,408,552
Household Products	324,492	—	—	324,492
Independent Power and Renewable Electricity Producers	1,616,884	—	—	1,616,884
Industrial Conglomerates	143,093	—	—	143,093
Insurance	10,380,962	—	—	10,380,962
Internet & Direct Marketing Retail	600,912	—	—	600,912
Internet Software & Services	727,373	—	—	727,373
IT Services	2,030,074	—	—	2,030,074
Leisure Products	582,229	—	—	582,229
Life Sciences Tools & Services	336,472	—	—	336,472
Machinery	7,734,088	—	—	7,734,088
Marine	1,029,967	—	—	1,029,967
Media	2,252,493	—	—	2,252,493
Metals & Mining	4,553,066	—	—	4,553,066
Multiline Retail	2,581,502	—	—	2,581,502
Oil, Gas & Consumable Fuels	12,306,987	—	—	12,306,987
Paper & Forest Products	2,221,887	—	—	2,221,887
Personal Products	75,734	—	—	75,734
Pharmaceuticals	828,980	—	—	828,980
Professional Services	2,527,412	—	—	2,527,412
Real Estate Management & Development	815,168	—	—	815,168
Road & Rail	3,383,988	—	—	3,383,988
Semiconductors & Semiconductor Equipment	3,125,492	—	—	3,125,492
Software	746,859	—	—	746,859
Specialty Retail	6,914,859	—	—	6,914,859
Technology Hardware, Storage & Peripherals	1,089,005	—	—	1,089,005
Textiles, Apparel & Luxury Goods	1,831,642	—	—	1,831,642
Thrifts & Mortgage Finance	5,329,437	—	—	5,329,437
Tobacco	237,881	—	—	237,881
Trading Companies & Distributors	4,491,054	—	—	4,491,054
Transportation Infrastructure	127,098	—	—	127,098
Water Utilities	54,149	—	—	54,149
Wireless Telecommunication Services	624,448	—	—	624,448

Total Common Stocks	$187,611,363	$—	$—	$187,611,363

Repurchase Agreement	—	4,679,240	—	4,679,240
Rights	—	4,745	—	4,745
Short-Term Investment	281,600	—	—	281,600

Total	$187,892,963	$4,683,985	$—	$192,576,948

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2018, the Fund held four Common Stocks and two Rights investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

Common Stocks 90.1%

	Shares	Value
Auto Components 2.1%
Dorman Products, Inc.*	45,940	$3,465,714

Capital Markets 2.9%
Virtus Investment Partners, Inc.	37,017	4,738,176

Commercial Services & Supplies 11.2%
SP Plus Corp.*	179,815	6,931,868
UniFirst Corp.	57,840	9,560,952
US Ecology, Inc.	31,775	1,660,244

		18,153,064

Construction & Engineering 3.9%
Dycom Industries, Inc.*	54,325	6,340,271

Electrical Equipment 8.7%
EnerSys	100,980	7,099,904
Thermon Group Holdings, Inc.*	304,142	7,050,011

		14,149,915

Electronic Equipment, Instruments & Components 2.4%
FLIR Systems, Inc.	75,890	3,886,327

Food Products 2.4%
J&J Snack Foods Corp.	10,665	1,476,462
John B Sanfilippo & Son, Inc.	38,785	2,428,717

		3,905,179

Health Care Equipment & Supplies 3.4%
Natus Medical, Inc.*	177,490	5,511,064

Health Care Providers & Services 2.5%
Addus HomeCare Corp.*	113,095	4,054,456

Insurance 3.6%
Brown & Brown, Inc.	111,435	5,848,109

Internet Software & Services 4.6%
NIC, Inc.	454,295	7,541,297

IT Services 8.7%
Cass Information Systems, Inc.	120,970	7,010,211
MAXIMUS, Inc.	105,705	7,206,967

		14,217,178

Machinery 6.6%
Gorman-Rupp Co. (The)	118,295	3,344,200
Graco, Inc.	45,795	2,143,206
Sun Hydraulics Corp.	85,505	5,308,150

		10,795,556

Media 1.0%
Hemisphere Media Group, Inc.*	142,440	1,524,108

Real Estate Management & Development 7.3%
HFF, Inc., Class A	91,385	4,497,056
Jones Lang LaSalle, Inc.	47,245	7,386,756

		11,883,812

Semiconductors & Semiconductor Equipment 2.7%
Cabot Microelectronics Corp.	43,345	4,416,422

Software 9.5%
Manhattan Associates, Inc.*	183,215	9,677,416
Monotype Imaging Holdings, Inc.	237,825	5,695,909

		15,373,325

Specialty Retail 4.0%
America’s Car-Mart, Inc.*	141,895	6,541,359

Trading Companies & Distributors 2.6%
WESCO International, Inc.*	62,145	4,235,182

Total Common Stocks (cost $140,543,676)		146,580,514

Short-Term Investment 6.2%

	Shares	Value
Money Market Fund 6.2%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.51%(a)	10,186,865	$10,189,922

Total Short-Term Investment (cost $10,189,921)		10,189,922

Total Investments (cost $150,733,597) — 96.3%		156,770,436
Other assets in excess of liabilities — 3.7%		5,968,579

NET ASSETS — 100.0%		$162,739,015

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2018.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At January 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 99.4%

	Shares	Value
Aerospace & Defense 1.9%
Boeing Co. (The)	26,569	$9,415,257

Airlines 1.5%
Copa Holdings SA, Class A	56,304	7,788,532

Banks 15.2%
Bank of America Corp.	235,666	7,541,312
BB&T Corp.	274,521	15,150,814
Fifth Third Bancorp	387,902	12,839,556
JPMorgan Chase & Co.	108,408	12,539,553
PNC Financial Services Group, Inc. (The)	69,925	11,049,549
US Bancorp	113,595	6,490,818
Wells Fargo & Co.	166,337	10,941,648

		76,553,250

Beverages 1.5%
PepsiCo, Inc.	63,664	7,658,779

Biotechnology 1.0%
AbbVie, Inc.	46,413	5,208,467

Capital Markets 2.8%
Invesco Ltd.	163,086	5,892,297
Lazard Ltd., Class A	141,803	8,305,402

		14,197,699

Chemicals 3.6%
DowDuPont, Inc.	106,699	8,064,310
LyondellBasell Industries NV, Class A	51,201	6,135,928
Nutrien Ltd.*	74,827	3,916,445

		18,116,683

Communications Equipment 3.3%
Cisco Systems, Inc.	401,843	16,692,558

Consumer Finance 1.4%
Discover Financial Services	88,422	7,056,076

Containers & Packaging 1.3%
International Paper Co.	100,675	6,328,430

Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	200,227	10,826,274

Electric Utilities 4.1%
Edison International	107,610	6,728,853
FirstEnergy Corp.	223,639	7,357,723
PPL Corp.	198,612	6,329,765

		20,416,341

Electrical Equipment 2.1%
Eaton Corp. plc	124,739	10,474,334

Energy Equipment & Services 1.7%
Helmerich & Payne, Inc.(a)	119,078	8,577,188

Equity Real Estate Investment Trusts (REITs) 3.1%
Duke Realty Corp.	159,952	4,224,332
Host Hotels & Resorts, Inc.	280,266	5,818,322
Macerich Co. (The)	86,193	5,565,482

		15,608,136

Food & Staples Retailing 2.8%
Walmart, Inc.	132,225	14,095,185

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	77,516	4,818,395

Hotels, Restaurants & Leisure 5.0%
Carnival Corp.	136,677	9,787,440
Darden Restaurants, Inc.	27,272	2,614,021
Las Vegas Sands Corp.	105,111	8,148,205
McDonald’s Corp.	27,268	4,666,645

		25,216,311

Household Products 1.6%
Kimberly-Clark Corp.	33,078	3,870,126
Procter & Gamble Co. (The)	47,232	4,078,011

		7,948,137

Insurance 4.4%
Aflac, Inc.	84,483	7,451,401
American Financial Group, Inc.	91,405	10,359,843
MetLife, Inc.	94,190	4,527,713

		22,338,957

IT Services 0.9%
Leidos Holdings, Inc.	66,301	4,415,647

Machinery 3.1%
Caterpillar, Inc.	60,522	9,851,771
Cummins, Inc.	29,623	5,569,124

		15,420,895

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Chimera Investment Corp.	224,432	3,813,100

Multi-Utilities 1.6%
Ameren Corp.	139,871	7,920,895

Oil, Gas & Consumable Fuels 11.0%
Chevron Corp.	145,583	18,248,829
Exxon Mobil Corp.	201,281	17,571,831
Royal Dutch Shell plc, Class B, ADR-NL(a)	152,507	10,969,829
Valero Energy Corp.	90,935	8,727,032

		55,517,521

Pharmaceuticals 8.1%
Eli Lilly & Co.	50,143	4,084,147
GlaxoSmithKline plc, ADR-UK(a)	187,597	7,036,764
Johnson & Johnson	101,517	14,028,634
Merck & Co., Inc.	99,421	5,890,694
Pfizer, Inc.	261,102	9,671,218

		40,711,457

Road & Rail 1.5%
Union Pacific Corp.	56,302	7,516,317

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	156,184	7,518,698
Maxim Integrated Products, Inc.	124,720	7,607,920

		15,126,618

Software 3.6%
Microsoft Corp.	110,231	10,473,047
Oracle Corp.	150,419	7,760,116

		18,233,163

Specialty Retail 1.2%
Gap, Inc. (The)	183,555	6,101,368

Technology Hardware, Storage & Peripherals 1.0%
Seagate Technology plc	90,950	5,020,440

Textiles, Apparel & Luxury Goods 1.2%
Tapestry, Inc.	133,288	6,269,868

Trading Companies & Distributors 1.0%
GATX Corp.	68,080	4,843,211

Total Common Stocks (cost $374,493,859)		500,245,489

Exchange Traded Fund 0.3%

	Shares	Value
Exchange Traded Fund 0.3%
Vanguard Value ETF	13,183	1,467,664

Total Exchange Traded Fund (cost $1,320,361)		1,467,664

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(b)(c)	1,043,613	$1,043,613

Total Short-Term Investment (cost $1,043,613)		1,043,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

Repurchase Agreement 3.4%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $17,341,953, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $17,688,175.(c)	$17,341,327	$17,341,327

Total Repurchase Agreement (cost $17,341,327)		17,341,327

Total Investments (cost $394,199,160) — 103.3%		520,098,093
Liabilities in excess of other assets — (3.3)%		(16,489,628)

NET ASSETS — 100.0%		$503,608,465

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $17,793,845, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,043,613 and $17,341,327, respectively, a total value of $18,384,940.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $18,384,940.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler Equity Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$500,245,489	$—	$—	$500,245,489
Exchange Traded Fund	1,467,664	—	—	1,467,664
Repurchase Agreement	—	17,341,327	—	17,341,327
Short-Term Investment	1,043,613	—	—	1,043,613

Total	$502,756,766	$17,341,327	$—	$520,098,093

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.0%

	Shares	Value
Aerospace & Defense 11.3%
Boeing Co. (The)	53,500	$18,958,795
Harris Corp.	53,500	8,526,830
Lockheed Martin Corp.	53,500	18,984,475
Raytheon Co.	53,500	11,178,290

		57,648,390

Biotechnology 6.9%
Amgen, Inc.	53,500	9,953,675
Biogen, Inc.*	53,500	18,607,835
Gilead Sciences, Inc.	53,500	4,483,300
Myriad Genetics, Inc.*	53,500	1,973,080

		35,017,890

Chemicals 1.3%
Monsanto Co.	53,500	6,516,300

Communications Equipment 5.6%
ARRIS International plc*	53,500	1,353,550
Ciena Corp.*	53,500	1,138,480
Cisco Systems, Inc.	53,500	2,222,390
F5 Networks, Inc.*	53,500	7,732,890
InterDigital, Inc.	53,500	4,175,675
Juniper Networks, Inc.	53,500	1,399,025
Motorola Solutions, Inc.	53,500	5,321,110
Nokia OYJ, ADR-FI	53,500	257,335
Ubiquiti Networks, Inc.*(a)	53,500	4,315,845
Viavi Solutions, Inc.*	53,500	459,030

		28,375,330

Diversified Telecommunication Services 0.4%
AT&T, Inc.	53,500	2,003,575

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	53,500	4,963,195
Corning, Inc.	53,500	1,670,270
FLIR Systems, Inc.	53,500	2,739,735
LG Display Co. Ltd., ADR-KR(a)	53,500	797,685

		10,170,885

Energy Equipment & Services 1.7%
Halliburton Co.	53,500	2,872,950
National Oilwell Varco, Inc.	53,500	1,962,380
Schlumberger Ltd.	53,500	3,936,530

		8,771,860

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	53,500	3,853,605
Boston Scientific Corp.*	53,500	1,495,860
Medtronic plc	53,500	4,595,115

		9,944,580

Health Care Technology 1.4%
Medidata Solutions, Inc.*	53,500	3,643,885
Veeva Systems, Inc., Class A*	53,500	3,363,010

		7,006,895

Household Durables 1.6%
Garmin Ltd.	53,500	3,367,290
GoPro, Inc., Class A*(a)	53,500	292,645
iRobot Corp.*(a)	53,500	4,748,125

		8,408,060

Industrial Conglomerates 1.7%
Honeywell International, Inc.	53,500	8,542,345

Internet Software & Services 7.3%
Akamai Technologies, Inc.*	53,500	3,583,965
Alibaba Group Holding Ltd., ADR-CN*	53,500	10,929,515
eBay, Inc.*	53,500	2,171,030
Facebook, Inc., Class A*	53,500	9,998,615
j2 Global, Inc.(a)	53,500	4,279,465
VeriSign, Inc.*(a)	53,500	6,148,220

		37,110,810

IT Services 9.5%
Acxiom Corp.*	53,500	1,448,245
Amdocs Ltd.	53,500	3,659,400
Automatic Data Processing, Inc.	53,500	6,614,205
DST Systems, Inc.	53,500	4,460,295
DXC Technology Co.	53,500	5,325,925
International Business Machines Corp.	53,500	8,757,950
Mastercard, Inc., Class A	53,500	9,041,500
Teradata Corp.*	53,500	2,166,750
Visa, Inc., Class A	53,500	6,646,305

		48,120,575

Life Sciences Tools & Services 5.6%
Agilent Technologies, Inc.	53,500	3,928,505
Illumina, Inc.*	53,500	12,446,240
Thermo Fisher Scientific, Inc.	53,500	11,989,885

		28,364,630

Pharmaceuticals 2.2%
AstraZeneca plc, ADR-UK	53,500	1,875,710
Bristol-Myers Squibb Co.	53,500	3,349,100
Novartis AG, ADR-CH	53,500	4,818,210
Valeant Pharmaceuticals International, Inc.*	53,500	990,285

		11,033,305

Semiconductors & Semiconductor Equipment 15.9%
Analog Devices, Inc.	53,500	4,915,580
Applied Materials, Inc.	53,500	2,869,205
ASML Holding NV (Registered), NYRS-NL	53,500	10,858,360
Cypress Semiconductor Corp.	53,500	925,015
First Solar, Inc.*	53,500	3,593,595
Intel Corp.	53,500	2,575,490
KLA-Tencor Corp.	53,500	5,874,300
Lam Research Corp.	53,500	10,246,320
Microchip Technology, Inc.(a)	53,500	5,094,270
Micron Technology, Inc.*	53,500	2,339,020
NVIDIA Corp.	53,500	13,150,300
ON Semiconductor Corp.*	53,500	1,323,590
QUALCOMM, Inc.	53,500	3,651,375
Teradyne, Inc.	53,500	2,452,440
Texas Instruments, Inc.	53,500	5,867,345
Xilinx, Inc.	53,500	3,906,570
Xperi Corp.	53,500	1,201,075

		80,843,850

Software 17.8%
Activision Blizzard, Inc.	53,500	3,965,955
Adobe Systems, Inc.*	53,500	10,687,160
Autodesk, Inc.*	53,500	6,185,670
CA, Inc.	53,500	1,917,975
Check Point Software Technologies Ltd.*	53,500	5,532,435
Citrix Systems, Inc.*	53,500	4,962,660
Intuit, Inc.	53,500	8,982,650
Microsoft Corp.	53,500	5,083,035
Open Text Corp.	53,500	1,832,375
Oracle Corp.	53,500	2,760,065
Progress Software Corp.	53,500	2,665,905
PTC, Inc.*	53,500	3,888,380
Red Hat, Inc.*	53,500	7,028,830
salesforce.com, Inc.*	53,500	6,094,185
SAP SE, ADR-DE	53,500	6,058,875
Symantec Corp.	53,500	1,456,805

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Synopsys, Inc.*	53,500	$4,954,635
VMware, Inc., Class A*(a)	53,500	6,622,765

		90,680,360

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	53,500	8,957,505
HP, Inc.	53,500	1,247,620
NetApp, Inc.	53,500	3,290,250
Seagate Technology plc	53,500	2,953,200
Western Digital Corp.	53,500	4,760,430
Xerox Corp.	53,500	1,825,955

		23,034,960

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	53,500	1,467,505

Total Common Stocks (cost $203,707,021)		503,062,105

Exchange Traded Fund 0.5%

	Shares	Value
Equity Fund 0.5%
PowerShares QQQ Trust Series 1	13,622	2,307,567

Total Exchange Traded Fund (cost $1,930,283)		2,307,567

Short-Term Investment 0.2%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.26%(b)(c)	1,198,553	1,198,553

Total Short-Term Investment (cost $1,198,553)		1,198,553

Repurchase Agreement 3.9%

	Principal Amount	Value
Royal Bank of Canada, 1.30%, dated 1/31/2018, due 2/1/2018, repurchase price $19,916,619, collateralized by U.S. Treasury Notes, ranging from 2.00% - 2.75%, maturing 11/15/2020 - 4/30/2024; total market value $20,314,242.(c)	$19,915,900	19,915,900

Total Repurchase Agreement (cost $19,915,900)		19,915,900

Total Investments
(cost $226,751,757) — 103.6%		526,484,125
Liabilities in excess of other assets — (3.6)%		(18,218,723)

NET ASSETS — 100.0%		$508,265,402

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $24,286,611, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,198,553 and $19,915,900, respectively, and by $3,288,079 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 3.88%, and maturity dates ranging from 2/15/2018 - 11/15/2045; a total value of $24,402,532.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2018 was $21,114,453.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$503,062,105	$—	$—	$503,062,105
Exchange Traded Fund	2,307,567	—	—	2,307,567
Repurchase Agreement	—	19,915,900	—	19,915,900
Short-Term Investment	1,198,553	—	—	1,198,553

Total	$506,568,225	$19,915,900	$—	$526,484,125

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 98.0%

	Principal Amount	Value
Puerto Rico 1.2%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB
Series A, 5.75%, 8/1/2037(a)	$1,400,000	$215,250
Series A, 6.38%, 8/1/2039(a)	3,000,000	461,250
Series A, 6.50%, 8/1/2044(a)	1,400,000	215,250

		891,750

Wisconsin 96.8%
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 3/1/2021	345,000	345,324
4.75%, 3/1/2022	300,000	300,240
Brookfield Wisconsin Callable Bond, Community Development & Redevelopment Authority, RB
Series A, 3.55%, 6/1/2034	1,840,000	1,864,877
Series A, 3.60%, 6/1/2035	1,530,000	1,552,644
City of Milwaukee, Corporate Purpose, Refunding, GO
Series B6, 2.25%, 4/1/2029	540,000	487,312
Series B6, 2.38%, 4/1/2030	410,000	368,307
Series B6, 2.50%, 4/1/2032	230,000	202,626
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 2.20%, 6/1/2020	250,000	249,715
Series A, 2.40%, 6/1/2021	360,000	359,766
Series A, 2.60%, 6/1/2022	245,000	245,272
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 9/1/2020	2,250,000	2,275,312
2.60%, 9/1/2021	3,250,000	3,297,125
2.75%, 9/1/2022	2,750,000	2,791,168
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB 6.00%, 12/1/2029	1,000,000	1,037,570
6.15%, 12/1/2032	1,000,000	1,038,810
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/1/2022	1,065,000	1,128,006
5.00%, 10/1/2027	925,000	976,883
5.00%, 10/1/2028	250,000	263,855
5.00%, 10/1/2034	4,500,000	4,737,960
Milwaukee Housing Authority, Multifamily Housing Revenue, Refunding, RB, Series A, 3.63%, 7/1/2035	1,000,000	1,010,690
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 4/1/2021	1,080,000	1,105,704
4.10%, 4/1/2032	2,500,000	2,594,875
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 8/1/2023	110,000	113,953
4.70%, 8/1/2025	110,000	114,277
5.00%, 8/1/2030	2,000,000	2,086,560
Milwaukee, Redevelopment Lease Authority Revenue, Milwaukee Public Schools, Refunding, RB, Series A, 5.00%, 11/15/2025	1,160,000	1,357,722
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 2/15/2039	2,850,000	2,981,014
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/1/2032	400,000	410,984
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/1/2026	500,000	537,070
4.10%, 12/1/2027	1,000,000	1,072,240
2.55%, 12/1/2028	200,000	191,668
4.20%, 12/1/2028	500,000	539,075
2.65%, 12/1/2029	350,000	337,530
2.75%, 12/1/2030	200,000	189,160
2.85%, 12/1/2031	250,000	236,565
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 7/1/2042	1,000,000	1,033,520
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB 3.75%, 6/1/2032	425,000	432,352
4.00%, 6/1/2035	375,000	389,970
4.13%, 6/1/2040	375,000	391,999
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/2020	1,000,000	1,107,150
Series A, 5.50%, 12/15/2021	1,500,000	1,710,135
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/2023	1,025,000	1,205,328
Series A, 5.50%, 12/15/2026	4,510,000	5,407,580
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 2.05%, 8/1/2022	750,000	751,762
Series A, 2.25%, 8/1/2023	500,000	502,180
Series A, 2.40%, 8/1/2024	250,000	251,255
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/1/2024	150,000	153,261
4.50%, 12/1/2030	1,200,000	1,227,852
Weston, Community Development Authority, Lease Revenue, Refunding, RB
Series A, 2.85%, 10/1/2030	500,000	484,935
Series A, 3.00%, 10/1/2031	500,000	487,905
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB 4.00%, 12/15/2024	1,000,000	1,098,090
4.00%, 12/15/2034	2,250,000	2,357,573
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/2029	750,000	810,398
Series A, 5.00%, 12/15/2032	1,000,000	1,070,280
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/2023	1,585,000	1,784,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds (continued)

	Principal Amount	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB
3.00%, 2/15/2035	$750,000	$686,745
4.00%, 2/15/2038	200,000	204,452
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/1/2027	150,000	151,545
4.00%, 12/1/2035	500,000	518,135
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 7/1/2038	3,000,000	3,009,690
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/1/2019	465,000	484,121
Series A, 4.88%, 11/1/2025	1,810,000	1,898,437
Series A, 5.38%, 11/1/2030	1,740,000	1,817,099
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 4/1/2019	150,000	150,671
Series B, 2.40%, 4/1/2020	100,000	100,884
Series B, 2.80%, 4/1/2021	150,000	153,288
Series B, 3.10%, 4/1/2022	100,000	103,682
Series B, 3.45%, 4/1/2024	100,000	105,168
Series B, 3.80%, 4/1/2026	285,000	299,868
Series B, 4.30%, 4/1/2030	115,000	122,099
Series A, 3.65%, 12/1/2034	900,000	917,037

		71,782,967

Total Municipal Bonds (cost $75,609,615)		72,674,717

Short-Term Investment 1.9%
	Shares
Money Market Fund 1.9%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt — Institutional Class, 0.94%(b)	1,402,567	1,402,567

Total Short-Term Investment (cost $1,402,567)		1,402,567

Total Investments
(cost $77,012,182)(c) — 99.9%		74,077,284
Other assets in excess of liabilities — 0.1%		79,682

NET ASSETS — 100.0%		$74,156,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

(a)	Security in default.
(b)	Represents 7-day effective yield as of January 31, 2018.
(c)	Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2018, the percentages attributed to Assured Guaranty Municipal Corp. and National Public Finance Guarantee Corp. were 7.40% and 12.73% respectively.

AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2018 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$72,674,717	$—	$72,674,717
Short-Term Investment	1,402,567	—	—	1,402,567

Total	$1,402,567	$72,674,717	$—	$74,077,284

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 27, 2018

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2018